UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East

  52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 01/31/2017

Item 1 – Report to Stockholders

JANUARY 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Global Dividend Portfolio | of BlackRock Funds II

Not FDIC Insured ◾ May Lose Value ◾ No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12 months ended January 31, 2017 was an exceptionally strong period for risk assets (such as stocks and high yield bonds), while higher-quality assets generated muted returns after struggling in the latter part of 2016. As the period began, worries about slowing growth in China and the instability of oil prices had global equity prices sliding. However, the broad market momentum shifted in the second half of 2016 as reflationary expectations in the United States helped drive a pick-up in global growth.

Markets were remarkably resilient during the period. Big surprises such as the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election brought spikes in equity market volatility, but they were ultimately short-lived. Instead, investors used the sell-offs to seize upon buying opportunities, allowing markets to quickly rebound. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

The global reflationary theme – rising nominal growth, wages and inflation – was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors including an aging population, low productivity growth and excess savings. A tempered economic growth trend and high valuations across most assets have set the stage for muted investment returns going forward.

Equity markets still have room to move, although the disparity between winners and losers is widening, making stock selection increasingly important. Fixed income investors are also facing challenges as bond markets recalibrate to accommodate rising rates and higher inflation expectations. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.96%	20.04%
U.S. small cap equities (Russell 2000® Index)	12.43	33.53
International equities (MSCI Europe, Australasia, Far East Index)	3.49	12.03
Emerging market equities (MSCI Emerging Markets Index)	4.92	25.41
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.20	0.37
U.S. Treasury securities (BofA Merrill Lynch 10- Year U.S. Treasury Index)	(7.87)	(3.26)
U.S. investment-grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.95)	1.45
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.94)	0.24
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.09	20.77

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017	3

Fund Summary as of January 31, 2017

Investment Objective

BlackRock Global Dividend Portfolio’s (the “Fund”) investment objective is to seek to provide a level of current income that exceeds the average yield on global stocks generally. Additionally, the Fund seeks to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2017, the Fund underperformed the performance benchmark, the MSCI ACWI.

What factors influenced performance?

•

Overweight exposure to health care and negative stock selection within that sector drove the majority of the Fund’s underperformance versus the benchmark, while an overweight allocation to consumer staples and stock selection within the consumer discretionary sector also detracted from relative performance. At the stock level, pharmaceutical stocks AstraZeneca PLC, Novo Nordisk A/S, and Novartis AG were among the largest individual detractors, along with U.S. toymaker Mattel, Inc. and U.K. tobacco company Imperial Brands PLC.

•

The Fund’s decisions to avoid the utilities and real estate sectors were the largest overall contributors to relative performance, as these sectors suffered during the broad rotation away from interest rate-sensitive defensive investments. Positive stock selection within the financials sector also contributed to the Fund’s relative performance. Top individual stock contributors within financials included U.S. banks Citizens Financial Group, Inc., M&T Bank Corp. and US Bancorp. Paper and packaging company International Paper Co. and Australian healthcare supply manufacturer Ansell Ltd. were also among the leading contributors to relative performance.

Describe recent portfolio activity.

•

During the period, the Fund increased its exposure to consumer staples, especially the tobacco industry. In this vein, the Fund added to positions in British American Tobacco PLC and Imperial Brands PLC, as both tobacco companies experienced share-price declines despite improving forward earnings prospects. The Fund decreased its exposure to the information technology (“IT”) sector via the sale of its position in integrated analog circuit manufacturer Linear Technology Corp., which received a takeover offer during the period.

Describe portfolio positioning at period end.

•

As of the end of the period, given the environment of modest global growth, the Fund continued to invest in high-quality, dividend-paying companies with sustainable business models, strong financial positions, above-average dividend yields, and compelling dividend growth rates. The Fund had the largest absolute positions in the consumer staples and health care sectors, specifically in the tobacco and pharmaceuticals industries, while the largest underweight exposures were in IT and financials. The Fund held no positions in the real estate, utilities or energy sectors. Regionally, the largest overweight exposures were to the United Kingdom and Switzerland, while the largest underweight positions were in Japan and the United States relative to the benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
British American Tobacco PLC	5%
Imperial Brands PLC	4
Altria Group, Inc.	4
AstraZeneca PLC	3
Johnson & Johnson	3
Novartis AG, Registered Shares	3
Deutsche Post AG, Registered Shares	3
TELUS Corp.	3
Nestlé SA, Registered Shares	3
Philip Morris International, Inc.	3

Geographic Allocation	Percent of Net Assets
United States	47%
United Kingdom	17
Switzerland	10
Canada	5
Taiwan	3
Australia	3
Germany	3
France	3
Finland	2
Sweden	1
Japan	1
Singapore	1
Denmark	1
Belgium	1
Hong Kong	1
China	1

4	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-paying equity securities and at least 40% of its assets outside of the U.S. (unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30% of its assets outside of the U.S.). The Fund’s total returns prior to November 1, 2010 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Builder Portfolio.

[3]	A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets countries.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2017
		Average Annual Total Returns[2,5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(0.49)%	10.34%	N/A	8.59%	N/A	5.76%	N/A
Investor A	(0.71)	9.99	4.22%	8.27	7.11%	5.48	4.83%
Investor C	(1.10)	9.14	8.14	7.47	7.47	4.69	4.69
Class K	(0.54)	10.42	N/A	8.66	N/A	5.83	N/A
MSCI ACWI	4.95	17.93	N/A	8.72	N/A	3.71	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on April 7, 2008.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example
	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$995.10	$3.67	$1,000.00	$1,021.53	$3.72	0.73%
Investor A	$1,000.00	$992.90	$5.07	$1,000.00	$1,020.11	$5.14	1.01%
Investor C	$1,000.00	$989.00	$8.82	$1,000.00	$1,016.33	$8.94	1.76%
Class K	$1,000.00	$994.60	$3.37	$1,000.00	$1,043.30	$3.45	0.67%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to Class K Shares inception date of June 8, 2016, Class K Share performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on August 1, 2016 and held through January 31, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 3.0%
Ansell Ltd.	2,735,301	$49,302,290
Sonic Healthcare Ltd.	2,002,307	31,578,872

		80,881,162
Belgium — 0.9%
Anheuser-Busch InBev SA	229,234	23,936,293
Canada — 5.1%
Rogers Communications, Inc., Class B	1,457,828	63,242,567
TELUS Corp.	2,207,948	73,708,558

		136,951,125
China — 0.5%
ANTA Sports Products Ltd.	4,558,000	14,507,447
Denmark — 1.0%
Novo Nordisk A/S, Class B	704,681	25,466,993
Finland — 1.7%
Kone Oyj, Class B	990,498	44,781,591
France — 2.7%
Sanofi	882,785	70,955,537
Germany — 2.9%
Deutsche Post AG, Registered Shares	2,277,653	76,449,942
Hong Kong — 0.9%
Sands China Ltd.	5,262,000	23,152,625
Japan — 1.2%
Japan Tobacco, Inc.	1,000,500	32,271,679
Singapore — 1.1%
DBS Group Holdings Ltd.	2,159,700	29,199,090
Sweden — 1.4%
Svenska Handelsbanken AB, A Shares	2,568,756	38,348,205
Switzerland — 10.0%
Givaudan SA, Registered Shares	21,693	39,109,026
Nestlé SA, Registered Shares	996,941	73,040,424
Novartis AG, Registered Shares	1,056,388	77,990,529
Roche Holding AG	123,590	29,284,455
SGS SA, Registered Shares	15,553	33,000,126
Syngenta AG, Registered Shares	31,261	13,286,348

		265,710,908
Taiwan — 3.2%
Far EasTone Telecommunications Co. Ltd.	13,568,500	32,238,187
Taiwan Semiconductor Manufacturing Co. Ltd.	8,871,000	52,861,057

		85,099,244
United Kingdom — 17.0%
AstraZeneca PLC	1,675,542	88,919,691
British American Tobacco PLC	1,938,572	119,664,427
Diageo PLC	1,452,481	40,346,953
GlaxoSmithKline PLC	1,356,096	26,206,638
Imperial Brands PLC	2,131,449	98,745,423
Lloyds Banking Group PLC	31,352,677	25,715,615
Unilever PLC	1,313,267	53,195,164

		452,793,911
United States — 44.9%
3M Co.	277,347	48,485,803
AbbVie, Inc.	494,386	30,211,928
Altria Group, Inc.	1,352,969	96,304,333
Cisco Systems, Inc.	2,206,469	67,782,728
Citizens Financial Group, Inc.	1,206,157	43,626,699
Coca-Cola Co.	1,491,370	61,996,251
Genuine Parts Co.	562,032	54,410,318
H&R Block, Inc.	2,325,810	49,911,883

Common Stocks	Shares	Value
United States (continued)
International Paper Co.	1,109,147	$62,777,720
Johnson & Johnson	711,385	80,564,351
M&T Bank Corp.	271,569	44,148,972
Mattel, Inc.	2,328,811	61,038,136
McDonald’s Corp.	287,300	35,214,361
Microsoft Corp.	796,210	51,474,977
PepsiCo, Inc.	358,392	37,193,922
Pfizer, Inc.	1,942,185	61,625,530
Philip Morris International, Inc.	743,950	71,515,914
Reynolds American, Inc.	639,990	38,482,599
U.S. Bancorp	782,247	41,185,305
United Parcel Service, Inc., Class B	261,404	28,527,019
United Technologies Corp.	278,166	30,506,465
Verizon Communications, Inc.	1,220,172	59,800,630
Wells Fargo & Co.	650,225	36,627,174

		1,193,413,018
Total Long-Term Investments (Cost — $2,241,924,297) — 97.5%		2,593,918,770

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (a)(b)	65,445,881	65,445,881
Total Short-Term Securities (Cost — $65,445,881) — 2.5%		65,445,881
Total Investments (Cost — $2,307,370,178) — 100.0%		2,659,364,651
Other Assets Less Liabilities — 0.0%		938,045

Net Assets — 100.0%		$2,660,302,696

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017	7

Schedule of Investments (concluded)

Notes to Schedule of Investments

(a)	During the six months ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund,
Institutional Class	77,239,286	(77,239,286)	—	—	$12,102	—	—
BlackRock Liquidity Funds, T-Fund,
Institutional Class	—	65,445,881	65,445,881	$65,445,881	92,589	$294	—
Total				$65,445,881	$104,691	$294	—

[1]	Includes net capital gain distributions.

(b)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$80,881,162	—	$80,881,162
Belgium	—	23,936,293	—	23,936,293
Canada	$136,951,125	—	—	136,951,125
China	—	14,507,447	—	14,507,447
Denmark	—	25,466,993	—	25,466,993
Finland	—	44,781,591	—	44,781,591
France	—	70,955,537	—	70,955,537
Germany	—	76,449,942	—	76,449,942
Hong Kong	—	23,152,625	—	23,152,625
Japan	—	32,271,679	—	32,271,679
Singapore	—	29,199,090	—	29,199,090
Sweden	—	38,348,205	—	38,348,205
Switzerland	—	265,710,908	—	265,710,908
Taiwan	—	85,099,244	—	85,099,244
United Kingdom	—	452,793,911	—	452,793,911
United States	1,193,413,018	—	—	1,193,413,018
Short-Term Securities	65,445,881	—	—	65,445,881

Total	$1,395,810,024	$1,263,554,627	—	$2,659,364,651

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

8	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017

Statement of Assets and Liabilities

January 31, 2017 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $2,241,924,297)	$2,593,918,770
Investments at value — affiliated (cost — $65,445,881)	65,445,881
Receivables:
Capital shares sold	6,499,042
Dividends — affiliated	20,380
Dividends — unaffiliated	3,262,714
Prepaid expenses	124,793

Total assets	2,669,271,580

Liabilities
Payables:
Capital shares redeemed	6,356,756
Investment advisory fees	1,262,220
Officer’s and Trustees’ fees	7,360
Other accrued expenses	279,691
Other affiliates	158,559
Service and distribution fees	486,580
Transfer agent fees	417,718

Total liabilities	8,968,884

Net Assets	$2,660,302,696

Net Assets Consist of
Paid-in capital	$2,302,987,596
Undistributed net investment income	180,104
Accumulated net realized gain	5,145,157
Net unrealized appreciation (depreciation)	351,989,839

Net Assets	$2,660,302,696

Net Asset Value
Institutional — Based on net assets of $1,576,344,275 and 128,940,193 shares outstanding, unlimited number of shares authorized, $0.001 par value	$12.23

Investor A — Based on net assets of $642,663,340 and 52,742,266 shares outstanding, unlimited number of shares authorized, $0.001 par value	$12.18

Investor C — Based on net assets of $405,629,150 and 33,487,707 shares outstanding, unlimited number of shares authorized, $0.001 par value	$12.11

Class K — Based on net assets of $35,665,931 and 2,915,889 shares outstanding, unlimited number of shares authorized, $0.001 par value	$12.23

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017	9

Statement of Operations

Six Months Ended January 31, 2017 (Unaudited)

Investment Income
Dividends — unaffiliated	$32,349,212
Dividends — affiliated	104,691
Foreign taxes withheld	(645,913)

Total investment income	31,807,990

Expenses
Investment advisory	7,437,618
Service and distribution — class specific	2,952,504
Transfer agent — class specific	985,162
Administration	506,343
Administration — class specific	264,136
Accounting services	289,583
Registration	93,965
Custodian	76,744
Professional	66,735
Offering	35,037
Officer and Trustees	29,220
Printing	17,966
Miscellaneous	28,378

Total expenses	12,783,391
Less fees waived by the Manager	(24,336)

Total expenses after fees waived	12,759,055

Net investment income	19,048,935

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	10,403,223
Capital gain distributions from investment companies — affiliated	294
Foreign currency transactions	(180,108)

10,223,409

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(48,396,657)
Foreign currency translations	247,214

(48,149,443)

Net realized and unrealized gain (loss)	(37,926,034)

Net Decrease in Net Assets Resulting from Operations	$(18,877,099)

See Notes to Financial Statements.

10	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Operations
Net investment income	$19,048,935	$52,574,919
Net realized gain	10,223,409	1,657,240
Net change in unrealized appreciation (depreciation)	(48,149,443)	93,942,820

Net increase (decrease) in net assets resulting from operations	(18,877,099)	148,174,979

Distributions to Shareholders[1]
From net investment income:
Institutional	(14,454,412)	(31,056,726)
Investor A	(5,182,716)	(13,332,603)
Investor C	(1,796,964)	(5,864,690)
Class K	(174,310)	(1,353)
From net realized gain:
Institutional	(2,718,321)	(18,903,480)
Investor A	(1,128,799)	(9,238,949)
Investor C	(739,932)	(6,219,814)
Class K	(61,211)	—

Decrease in net assets resulting from distributions to shareholders	(26,256,665)	(84,617,615)

Capital Share Transactions
Net increase in net assets derived from capital transactions	106,893,788	155,522,120

Net Assets
Total increase in net assets	61,760,024	219,079,484
Beginning of period	2,598,542,672	2,379,463,188

End of period	$2,660,302,696	$2,598,542,672

Undistributed net investment income, end of period	$180,104	$2,739,571

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017	11

Financial Highlights

	Institutional
	Six Months Ended January 31, 2017	Year Ended July 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.43	$12.12	$12.25	$11.33	$10.13	$9.79

Net investment income[1]	0.10	0.30	0.31	0.41	0.31	0.32
Net realized and unrealized gain (loss)	(0.17)	0.48	0.08	0.92	1.18	0.29

Net increase (decrease) from investment operations	(0.07)	0.78	0.39	1.33	1.49	0.61

Distributions:[2]
From net investment income	(0.11)	(0.29)	(0.32)	(0.41)	(0.29)	(0.27)
From net realized gain	(0.02)	(0.18)	(0.20)	—	—	(0.00)[3]

Total distributions	(0.13)	(0.47)	(0.52)	(0.41)	(0.29)	(0.27)

Net asset value, end of period	$12.23	$12.43	$12.12	$12.25	$11.33	$10.13

Total Return[4]
Based on net asset value	(0.49)%[5]	6.73%	3.38%	11.83%	14.81%	6.33%

Ratios to Average Net Assets
Total expenses	0.73%[6,7]	0.74%[6]	0.75%	0.75%	0.81%[8]	0.86%[8]

Total expenses after fees waived and/or reimbursed	0.73%[6,7]	0.74%[6]	0.74%	0.75%	0.80%	0.86%

Net investment income	1.67%[6,7]	2.56%[6]	2.57%	3.42%	2.83%	3.25%

Supplemental Data
Net assets, end of period (000)	$1,576,344	$1,484,674	$1,313,697	$1,112,027	$812,277	$492,113

Portfolio turnover rate	7%	31%	34%	14%	18%	24%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[7]	Annualized.

[8]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2012, the ratio would have been 0.85%. There was no financial impact to the expense ratios for the year ended July 31, 2013.

See Notes to Financial Statements.

12	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017

Financial Highlights (continued)

	Investor A
	Six Months Ended January 31, 2017	Year Ended July 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.39	$12.08	$12.21	$11.30	$10.10	$9.77

Net investment income[1]	0.09	0.27	0.28	0.38	0.27	0.28
Net realized and unrealized gain (loss)	(0.18)	0.47	0.08	0.91	1.19	0.30

Net increase (decrease) from investment operations	(0.09)	0.74	0.36	1.29	1.46	0.58

Distributions:[2]
From net investment income	(0.10)	(0.25)	(0.29)	(0.38)	(0.26)	(0.25)
From net realized gain	(0.02)	(0.18)	(0.20)	—	—	(0.00)[3]

Total distributions	(0.12)	(0.43)	(0.49)	(0.38)	(0.26)	(0.25)

Net asset value, end of period	$12.18	$12.39	$12.08	$12.21	$11.30	$10.10

Total Return[4]
Based on net asset value	(0.71)%[5]	6.47%	3.09%	11.48%	14.58%	6.00%

Ratios to Average Net Assets
Total expenses	1.01%[6,7]	1.02%[6]	1.02%	1.03%	1.06%[8]	1.11%[8]

Total expenses after fees waived and/or reimbursed	1.01%[6,7]	1.01%[6]	1.02%	1.03%	1.06%	1.11%

Net investment income	1.42%[6,7]	2.30%[6]	2.32%	3.14%	2.54%	2.93%

Supplemental Data
Net assets, end of period (000)	$642,663	$672,554	$648,590	$712,945	$572,796	$383,912

Portfolio turnover rate	7%	31%	34%	14%	18%	24%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[7]	Annualized.

[8]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2012, the ratio would have been 1.10%. There was no financial impact to the expense ratios for the year ended July 31, 2013.

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017	13

Financial Highlights (continued)

	Investor C
	Six Months Ended January 31, 2017	Year Ended July 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$12.32	$12.02	$12.15	$11.24	$10.06	$9.74

Net investment income[1]	0.04	0.18	0.19	0.29	0.19	0.21
Net realized and unrealized gain (loss)	(0.18)	0.47	0.08	0.91	1.17	0.30

Net increase (decrease) from investment operations	(0.14)	0.65	0.27	1.20	1.36	0.51

Distributions:[2]
From net investment income	(0.05)	(0.17)	(0.20)	(0.29)	(0.18)	(0.19)
From net realized gain	(0.02)	(0.18)	(0.20)	—	—	(0.00)[3]

Total distributions	(0.07)	(0.35)	(0.40)	(0.29)	(0.18)	(0.19)

Net asset value, end of period	$12.11	$12.32	$12.02	$12.15	$11.24	$10.06

Total Return[4]
Based on net asset value	(1.10)%[5]	5.63%	2.32%	10.74%	13.63%	5.32%

Ratios to Average Net Assets
Total expenses	1.76%[6,7]	1.77%[6]	1.77%	1.77%	1.81%[8]	1.86%[8]

Total expenses after fees waived and/or reimbursed	1.76%[6,7]	1.77%[6]	1.77%	1.77%	1.81%	1.86%

Net investment income	0.68%[6,7]	1.54%[6]	1.57%	2.40%	1.79%	2.22%

Supplemental Data
Net assets, end of period (000)	$405,629	$441,110	$417,176	$424,818	$331,547	$240,822

Portfolio turnover rate	7%	31%	34%	14%	18%	24%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[7]	Annualized.

[8]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2012, the ratio would have been 1.85%. There was no financial impact to the expense ratios for the year ended July 31, 2013.

See Notes to Financial Statements.

14	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017

Financial Highlights (concluded)

	Class K
	Six Months Ended January 31, 2017 (Unaudited)	Period June 8, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$12.44	$12.13

Net investment income[2]	0.07	0.02
Net realized and unrealized gain (loss)	(0.14)	0.37

Net increase (decrease) from investment operations	(0.07)	0.39

Distributions:[3]
From net investment income	(0.12)	(0.08)
From net realized gain	(0.02)	—

Total distributions	(0.14)	(0.08)

Net asset value, end of period	$12.23	$12.44

Total Return[4]
Based on net asset value	(0.54)%[5]	3.24%[5]

Ratios to Average Net Assets
Total expenses	0.67%[6,7]	1.15%[6,7]

Total expenses after fees waived and/or reimbursed	0.67%[6,7]	1.14%[6,7]

Net investment income	1.21%[6,7]	2.25%[6,7]

Supplemental Data
Net assets, end of period (000)	$35,666	$205

Portfolio turnover rate[8]	7%	31%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[7]	Annualized.

[8]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017	15

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Global Dividend Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as non-diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standards: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Fund’s presentation in the Statement of Cash Flows.

16	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017

Notes to Financial Statements (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) or options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017	17

Notes to Financial Statements (continued)

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee, based on the average daily net assets that is attributable to the Fund’s direct investments in fixed income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed income mutual funds, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.600%
$1 Billion - $2 Billion	0.550%
$2 Billion - $3 Billion	0.525%
Greater than $3 Billion	0.500%

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended January 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

18	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017

Notes to Financial Statements (continued)

Investor A	Investor C	Total
$819,479	$2,133,025	$2,952,504

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended January 31, 2017, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$153,860	$65,558	$42,661	$2,057	$264,136

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2017, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Total
$32,907	$20	$51	$32,978

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended January 31, 2017, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations.

Institutional	Investor A	Investor C	Total
$2,024	$5,269	$3,609	$10,902

For the six months ended January 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Total
$485,215	$303,499	$196,448	$985,162

Other Fees: For the six months ended January 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $33,550.

For the six months ended January 31, 2017, affiliates received CDSCs as follows:

Investor A	$21,584
Investor C	$26,636

Expense Limitations, Waivers and Reimbursements: With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017	19

Notes to Financial Statements (continued)

money market fund waiver”). This amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended January 31, 2017, the amount waived was $24,336.

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of Fund’s assets invested in affiliated equity or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. Effective November 28, 2016, the waiver became contractual through November 30, 2017. This contractual agreement may be terminated with respect to each Fund upon 90 days’ notice by a majority of Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.

A Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. The Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions. If the Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended January 31, 2017, the Fund did not participate in the Interfund Lending Program.

Officer and Trustees Fees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer and Trustees in the Statement of Operations.

5. Purchases and Sales:

For the six months ended January 31, 2017, purchases and sales of investments, excluding short-term securities, were $291,268,546 and $183,582,146, respectively.

6. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended July 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2017, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,308,491,636

Gross unrealized appreciation	$415,272,109
Gross unrealized depreciation	(64,399,094)

Net unrealized appreciation	$350,873,015

7. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed.

20	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017

Notes to Financial Statements (continued)

Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2017, the Fund did not borrow under the credit agreement.

8. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Concentration Risk: The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

The United Kingdom voted on June 23, 2016 to withdraw from the European Union, which may introduce significant new uncertainties and instability in the financial markets across Europe.

9. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2017		Year Ended July 31, 2016
	Shares	Amount	Shares	Amount
Institutional
Shares sold	29,315,675	$355,671,564	48,379,586	$568,844,134
Shares issued in reinvestment of distributions	1,062,869	12,576,686	3,259,395	38,066,036
Shares redeemed	(20,842,368)	(250,660,104)	(40,606,315)	(472,356,820)

Net increase	9,536,176	$117,588,146	11,032,666	$134,553,350

Investor A
Shares sold	7,487,885	$90,472,801	15,243,983	$178,017,690
Shares issued in reinvestment of distributions	504,787	5,952,142	1,835,520	21,362,474
Shares redeemed	(9,520,519)	(114,470,710)	(16,479,731)	(191,666,503)

Net increase (decrease)	(1,527,847)	$(18,045,767)	599,772	$7,713,661

Investor C
Shares sold	2,882,770	$34,740,269	7,499,121	$87,146,759
Shares issued in reinvestment of distributions	194,023	2,278,586	944,601	10,898,426
Shares redeemed	(5,395,733)	(64,440,694)	(7,350,525)	(84,990,076)

Net increase (decrease)	(2,318,940)	$(27,421,839)	1,093,197	$13,055,109

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017	21

Notes to Financial Statements (concluded)

	Six Months Ended January 31, 2017		Period June 8, 2016[1] to July 31, 2016

	Shares	Amount	Shares	Amount
Class K
Shares sold	2,944,506	$35,319,797	16,488	$200,000
Shares issued in reinvestment of distributions	19,795	233,235	—	—
Shares redeemed	(64,900)	(779,784)	—	—

Net increase	2,899,401	$34,773,248	16,488	$200,000

Total Net Increase	8,588,790	$106,893,788	12,742,123	$155,522,120

[1]	Commencement of operations.

At January 31, 2017, 16,488 Class K Shares of the Fund were owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund.

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017

Officers and Trustees

Robert M. Hernandez, Chair of the Board and Trustee

Fred G. Weiss, Vice Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Henry Gabbay, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

On September 26, 2016, the Board appointed Lena G. Goldberg as a Trustee of the Trust, effective November 4, 2016.

Effective January 31, 2017, David H. Walsh and Fred G. Weiss retired as Trustees of the Trust.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Adviser BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022

Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017	23

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

24	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Change in Independent Registered Public Accounting Firm

Effective February 15, 2017, Deloitte & Touche LLP (“D&T”) was dismissed as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. D&T’s reports on the Fund’s financial statements for the fiscal periods ended July 31, 2016 and July 31, 2015 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended July 31, 2016 and July 31, 2015 and the subsequent interim period through February 15, 2017, (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending July 31, 2017. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, D&T. During the Fund’s fiscal periods ended July 31, 2016 and July 31, 2015, and the subsequent interim period through February 15, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2017	25

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

GDP-1/17-SAR

JANUARY 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Funds II

▶  BlackRock Dynamic High Income Portfolio

▶  BlackRock Multi-Asset Income Portfolio

Not FDIC Insured ◾ May Lose Value ◾ No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12 months ended January 31, 2017 was an exceptionally strong period for risk assets (such as stocks and high yield bonds), while higher-quality assets generated muted returns after struggling in the latter part of 2016. As the period began, worries about slowing growth in China and the instability of oil prices had global equity prices sliding. However, the broad market momentum shifted in the second half of 2016 as reflationary expectations in the United States helped drive a pick-up in global growth.

Markets were remarkably resilient during the period. Big surprises such as the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election brought spikes in equity market volatility, but they were ultimately short-lived. Instead, investors used the sell-offs to seize upon buying opportunities, allowing markets to quickly rebound. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors including an aging population, low productivity growth and excess savings. A tempered economic growth trend and high valuations across most assets have set the stage for muted investment returns going forward.

Equity markets still have room to move, although the disparity between winners and losers is widening, making stock selection increasingly important. Fixed income investors are also facing challenges as bond markets recalibrate to accommodate rising rates and higher inflation expectations. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.96%	20.04%
U.S. small cap equities (Russell 2000® Index)	12.43	33.53
International equities (MSCI Europe, Australasia, Far East Index)	3.49	12.03
Emerging market equities (MSCI Emerging Markets Index)	4.92	25.41
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.20	0.37
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.87)	(3.26)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.95)	1.45
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.94)	0.24
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.09	20.77

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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BLACKROCK FUNDS II	JANUARY 31, 2017	3

Fund Summary as of January 31, 2017	BlackRock Dynamic High Income Portfolio

Investment Objective

BlackRock Dynamic High Income Portfolio’s (the “Fund”) investment objective is to seek high current income with consideration for capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2017, the Fund outperformed its benchmark, a blend of 70% MSCI World Index/30% Bloomberg Barclays U.S. Aggregate Bond Index.

What factors influenced performance?

•

The Fund seeks to earn a high level of current income by tactically managing a diversified portfolio of non-traditional sources of yield. The Fund’s performance is reviewed on an absolute basis due to the outcome-oriented nature of its strategy. The Fund has flexibility to invest across all asset classes and is managed within a risk controlled framework, seeking to maintain competitive yield with a risk profile below that of the 70/30 risk benchmark.

•

The Fund’s positions in equity covered calls and master limited partnerships (“MLPs”) were the top contributors to performance, driven by an improving nominal growth backdrop that materialized at the start of the six-month period. Tighter credit spreads and increased investor demand for asset classes that benefit from higher interest rates supported prices for floating rate bank loans and collateralized loan obligations (“CLOs”), both of which also meaningfully contributed to performance. Other non-traditional credit sectors within fixed income performed strongly during the period, most notably institutional preferred stocks, non-agency mortgage backed securities and commercial mortgage backed securities (“CMBS”).

•

On the negative side, interest rate-sensitive domestic and international real estate investment trusts (“REITs”) detracted from the Fund’s performance during the period as their prices were adversely impacted by the significant rise in interest rates. Positions in longer-duration fixed income assets also weighed on performance against a backdrop of rising interest rates.

•

The Fund uses derivatives, including futures, options, swaps, and equity covered calls, as part of its investment strategy. During the period, as noted above, the Fund’s position in equity covered calls was a leading contributor to performance. Futures and options to manage equity and currency exposure marginally added to returns, while futures used to manage interest rate exposure during the period generally weighed on performance.

Describe recent portfolio activity.

•

Over the course of the six-month period, the Fund increased allocations to fixed income and certain sectors of the equity market, while reducing its cash position. Specifically, the Fund added to positions in bank loans, CLOs, preferred stocks and emerging market debt while reducing exposure to high yield corporate bonds. The Fund increased exposure to MLPs while reducing allocations to more interest-rate sensitive sectors, including global REITs.

Describe portfolio positioning at period end.

•

The Fund was allocated across a number of diverse asset classes at period end, including equity covered calls, preferred securities, floating rate bank loans and CLOs, MLPs, CMBS, emerging market debt, global REITs, non-agency mortgage-backed securities, high yield bonds and fixed income closed-end funds. The Fund also held positions in currency, interest rate, and equity futures as well as equity options to help manage overall exposures.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	JANUARY 31, 2017

BlackRock Dynamic High Income Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund may invest up to 100% of its assets in equity securities and up to 100% of its assets in fixed income securities. The Fund may also gain exposure to such equity securities and fixed income securities by investing in BlackRock equity and/or fixed income mutual funds and affiliated and unaffiliated exchange traded funds (“ETFs”).

[3]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (70%) and Bloomberg Barclays U.S. Aggregate Bond Index (30%).

[4]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[5]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[6]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2017
				Average Annual Total Returns[7]
				1 Year		Since Inception[8]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	5.71%	5.25%	4.75%	15.42%	N/A	3.98%	N/A
Investor A	5.17	4.76	4.62	15.13	9.09%	3.72	1.26%
Investor C	4.70	4.24	4.23	14.29	13.29	2.91	2.91
Class K	5.76	5.32	4.78	15.48	N/A	4.03	N/A
70% MSCI World Index/30% Bloomberg Barclays U.S. Aggregate Bond Index	—	—	2.54	12.27	N/A	3.81	N/A
MSCI World Index	—	—	4.95	17.11	N/A	4.39	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(2.95)	1.45	N/A	1.90	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on November 3, 2014.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS II	JANUARY 31, 2017	5

Fund Summary as of January 31, 2017	BlackRock Multi-Asset Income Portfolio

Investment Objective

BlackRock Multi-Asset Income Portfolio’s (the “Fund”) investment objective is to seek to maximize current income with consideration for capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2017, the Fund outperformed its benchmark, a blend of 50% MSCI World Index/50% Bloomberg Barclays U.S. Aggregate Bond Index.

What factors influenced performance?

•

The following discussion relates to the Fund’s absolute performance due to the nature of its strategy. The Fund employs an unconstrained strategy (i.e., one with flexibility to invest across all asset classes) that is managed within a risk controlled framework, seeking to maintain a competitive yield with a risk profile less than or equal to the 50/50 risk benchmark.

•

Equity covered calls were the top contributor to performance, driven by a higher allocation to cyclical sectors and minimal exposure to defensive sectors amid a backdrop of improving economic growth. The Fund’s positions in the credit sectors of the bond market — including high yield bonds and floating rate loans — also aided returns, as yield spreads meaningfully tightened during the period. Allocations to several other non-traditional income asset classes, including non-agency residential and commercial mortgage backed securities (“CMBS”), preferred stocks and master limited partnerships (“MLPs”) also added to results. The Fund’s strategies to reduce duration risk and foreign currency exposures contributed positively at a time of rising yields and a strengthening U.S. dollar. (Duration is a measure of interest rate risk; prices and yields move in opposite directions).

•

Holdings in certain rate sensitive segments of the stock market, including domestic and international real estate investment trusts (“REITs”), detracted from returns. Allocations to longer-duration segments of the bond market, particularly investment-grade bonds, further weighed on performance. Strategies to reduce exposure to U.S. equity market risk also detracted given the strong gains for stocks.

•

The Fund held derivatives during the period. Futures, options and swaps were utilized to manage the portfolio’s exposures and mitigate risk during times of market distress. Additionally, equity covered calls were used to provide an alternative source of income. The Fund’s use of interest-rate and currency risk-management strategies generally contributed to performance, whereas equity strategies generally detracted. However, both served to reduce the Fund’s overall volatility. Positions in high yield credit default index swaps modestly contributed, but CMBS swaps generally detracted.

Describe recent portfolio activity.

•

The Fund reduced its cash positions and increased its allocations to fixed income and certain equity sectors, while reducing weights to other areas of the equity market. The Fund’s cash position at period end reflected a source of funds for future investment opportunities and had no material impact on performance. Specifically, the Fund added to bank loans, collateralized loan obligations and preferred stocks. Within equities, the Fund added to covered calls and MLPs while reducing exposure to more rate-sensitive global REITs and international dividend stocks. Additionally, the Fund marginally reduced the extent of its interest rate, equity and currency risk management strategies.

Describe portfolio positioning at period end.

•

The Fund was comprised of diverse allocations to a number of income-producing asset classes, including global equities, high yield bonds, mortgage-backed securities, bank loans, investment-grade corporates, preferred stocks, emerging market debt, global REITs, MLPs, cash, agency/government debt and strategies designed to manage risk.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS II	JANUARY 31, 2017

BlackRock Multi-Asset Income Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed income securities. The Fund may also gain exposure to such equity securities and fixed income securities by investing in BlackRock equity and/or fixed income mutual funds and affiliated and unaffiliated exchange traded funds (“ETFs”). The Fund’s total returns prior to November 28, 2011 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Portfolio.

[3]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (50%) and Bloomberg Barclays U.S. Aggregate Bond Index (50%).

[4]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[5]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[6]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2017
				Average Annual Total Returns[2,7]
				1 Year		5 Years		Since Inception[8]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.57%	4.44%	2.55%	10.28%	N/A	6.13%	N/A	5.66%	N/A
Investor A	4.09	3.97	2.42	10.02	4.24%	5.87	4.74%	5.40	4.75%
Investor C	3.58	3.44	2.14	9.31	8.31	5.09	5.09	4.61	4.61
50% MSCI World Index/50% Bloomberg Barclays U.S. Aggregate Bond Index	—	—	0.96	9.11	N/A	6.09	N/A	4.46	N/A
MSCI World Index	—	—	4.95	17.11	N/A	9.86	N/A	4.24	N/A
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	(2.95)	1.45	N/A	2.09	N/A	3.92	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 7, 2008.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

BLACKROCK FUNDS II	JANUARY 31, 2017	7

Portfolio Information as of January 31, 2017

BlackRock Dynamic High Income Portfolio

Ten Largest Holdings	Percent of Total Investments[1]
BlackRock Floating Rate Income Portfolio, Class K	5.2%
Enterprise Products Partners LP - MLP	1.2
Magellan Midstream Partners LP - MLP	1.1
Alerian MLP ETF	1.1
Energy Transfer Partners LP - MLP	1.1
Barclays PLC	1.1
JPMorgan Chase Capital XXIII	1.0
Commercial Mortgage Trust	1.0
Royal Bank of Scotland Group PLC	1.0
Plains All American Pipeline LP - MLP	0.9

Portfolio Composition	Percent of Total Investments[1]
Equity-Linked Notes	28%
Preferred Securities	16
Common Stocks	16
Asset-Backed Securities	11
Non-Agency Mortgage-Backed Securities	11
Investment Companies	9
Corporate Bonds	6
Foreign Agency Obligations	2
Foreign Government Obligations	1

BlackRock Multi-Asset Income Portfolio

Ten Largest Holdings	Percent of Total Investments[1]
iShares iBoxx $ High Yield Corporate Bond ETF	2.3%
Alternative Loan Trust	1.7
Commercial Mortgage Trust	0.9
SPDR Bloomberg Barclays High Yield Bond ETF	0.8
Bear Stearns Asset Backed Securities I Trust	0.7
Bank of America Corp.	0.6
Citigroup, Inc.	0.6
Morgan Stanley	0.5
Barclays PLC	0.5
Royal Bank of Scotland Group PLC	0.5

[1]	Total investments exclude short-term securities.

Portfolio Composition	Percent of Total Investments[1]
Corporate Bonds	22%
Common Stocks	17
Equity-Linked Notes	15
Asset-Backed Securities	13
Non-Agency Mortgage-Backed Securities	10
Preferred Securities	9
Floating Rate Loan Interests	7
Investment Companies	3
Foreign Government Obligations	2
U.S. Government Sponsored Agency Securities	1
Foreign Agency Obligations	1

8	BLACKROCK FUNDS II	JANUARY 31, 2017

About Fund Performance

•

Institutional and Class K Shares (Class K Shares available only in BlackRock Dynamic High Income Portfolio) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to March 28, 2016 (commencement of operations), Class K Shares performance results are those of Institutional Shares, restated to reflect Class K Shares fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value on the ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	9

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on August 1, 2016 and held through January 31, 2017, are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[1]
	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[2]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Dynamic High Income Portfolio
Institutional	$1,000.00	$1,047.50	$4.34	$1,000.00	$1,020.97	$4.28	0.84%
Investor A	$1,000.00	$1,046.20	$5.67	$1,000.00	$1,019.66	$5.60	1.10%
Investor C	$1,000.00	$1,042.30	$9.52	$1,000.00	$1,015.88	$9.40	1.85%
Class K	$1,000.00	$1,047.80	$4.08	$1,000.00	$1,042.10	$4.07	0.79%
BlackRock Multi-Asset Income Portfolio
Institutional	$1,000.00	$1,025.50	$2.81	$1,000.00	$1,022.43	$2.80	0.55%
Investor A	$1,000.00	$1,024.20	$4.08	$1,000.00	$1,021.17	$4.08	0.80%
Investor C	$1,000.00	$1,021.40	$7.90	$1,000.00	$1,017.39	$7.88	1.55%

[1]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

[2]	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” above for further information on how expenses were calculated.

10	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments January 31, 2017(Unaudited)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ALM VI Ltd., Series 2012-6A, Class CR, 4.63%, 7/15/26 (a)(b)	USD	1,000	$998,935
ALM XIX Ltd., Series 2016-19A, Class D, 7.98%, 7/15/28 (a)(b)		750	760,580
AMMC CLO IX Ltd., Series 2011-9A, Class ER, 8.67%, 1/15/22 (a)(b)		500	500,168
AMMC CLO Ltd.:
Series 2014-15A, Class D, 4.12%, 12/09/26 (a)(b)		1,000	1,018,240
Series 2016-18A, Class D, 5.67%, 5/26/28 (a)(b)		700	701,232
AMMC CLO XIII Ltd., Series 2013-13A, Class B1L, 4.64%, 1/26/26 (a)(b)		1,050	1,034,030
Apidos CLO XVI, Series 2013-16A, Class C, 4.27%, 1/19/25 (a)(b)		250	249,372
Apidos CLO XX, Series 2015-20A, Class C, 4.72%, 1/16/27 (a)(b)		500	492,878
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 7.17%, 12/05/25 (a)(b)		500	496,719
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 8.27%, 7/18/28 (a)(b)		1,000	1,008,243
Atrium X, Series 10A, Class D, 4.52%, 7/16/25 (a)(b)		750	746,790
Atrium XI, Series 11A, Class D, 4.94%, 10/23/25 (a)(b)		1,000	994,829
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 3A, 0.90%, 11/25/36 (b)		181	160,981
Bear Stearns Asset Backed Securities Trust, Series 2004-HE3, Class M2, 2.48%, 4/25/34 (b)		158	147,836
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-3A, Class D1, 5.99%, 7/27/26 (a)(b)		640	627,234
Series 2015-4A, Class SBB1, 9.38%, 10/20/27 (a)(b)		527	538,966
Series 2016-1A, Class D, 8.48%, 4/20/27 (a)(b)		750	758,497
Carrington Mortgage Loan Trust:
Series 2006-NC3, Class A4, 1.01%, 8/25/36 (b)		300	180,030
Series 2006-NC5, Class A3, 0.92%, 1/25/37 (b)		240	144,133
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.81%, 5/20/26 (a)(b)		500	473,196
CIFC Funding Ltd., Series 2014-4A, Class D, 4.42%, 10/17/26 (a)(b)		1,000	996,398
Conseco Financial Corp., Series 1998-8, Class A1, 6.28%, 9/01/30		592	622,693

Asset-Backed Securities		Par (000)	Value
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.92%, 10/15/36 (b)	USD	271	$233,299
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.54%, 10/29/26 (a)(b)		750	736,724
Highbridge Loan Management Ltd.:
Series 6A-2015, Class D, 4.53%, 5/05/27 (a)(b)		500	485,625
Series 6A-2015, Class E1, 6.33%, 5/05/27 (a)(b)		500	483,558
Invitation Homes Trust:
Series 2014-SFR3, Class E, 5.27%, 12/17/31 (a)(b)		700	701,226
Series 2015-SFR3, Class E, 4.52%, 8/17/32 (a)(b)		400	405,758
Long Beach Mortgage Loan Trust:
Series 2006-3, Class 2A3, 0.95%, 5/25/46 (b)		337	141,757
Series 2006-3, Class 2A4, 1.04%, 5/25/46 (b)		307	131,406
Series 2006-4, Class 1A, 0.91%, 5/25/36 (b)		641	388,350
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A4, 1.05%, 5/25/37 (b)		650	388,241
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, 5.13%, 11/14/27 (a)(b)		250	256,132
Oakwood Mortgage Investors, Inc., Series 1998-D, Class M1, 7.42%, 1/15/29 (a)		439	448,688
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class E, 8.87%, 4/15/27 (a)(b)		750	755,908
OZLM XI Ltd., Series 2015-11A, Class C2, 4.64%, 1/30/27 (a)(b)		500	489,085
OZLM XII Ltd., Series 2015-12A, Class C, 4.74%, 4/30/27 (a)(b)		500	493,057
Progress Residential Trust, Series 2015-SFR3, Class F, 6.64%, 11/12/32 (a)		500	515,654
RASC Trust, Series 2002-KS4, Class AIIA, 1.27%, 7/25/32 (b)		569	497,838
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.92%, 7/15/25 (a)(b)		500	499,664

Portfolio Abbreviations
ADR	American Depositary Receipts	GBP	British Pound	PIK	Payment-in-kind
AKA	Also Known As	GDR	Global Depositary Receipts	PJSC	Public Joint Stock Company
BRL	Brazilian Real	GO	General Obligation Bonds	RB	Revenue Bonds
CHF	Swiss Franc	IDR	Indonesian Rupiah	REIT	Real Estate Investment Trust
CLO	Collateralized Loan Obligation	INR	Indian Rupee	REMIC	Real Estate Mortgage Investment Conduit
CNH	Chinese Yuan Offshore	JPY	Japanese Yen	S&P	Standard & Poor’s
CNY	Chinese Yuan	MLP	Master Limited Partnership	SCA	Svenska Cellulosa Aktiebolaget
DAC	Designated Activity Company	NKA	Now Known As	SPDR	Standard & Poor’s Depositary Receipts
ETF	Exchange-Traded Fund	NVDR	Non-Voting Depository Receipts	USD	US Dollar
EUR	Euro	OTC	Over-the-counter	ZAR	South African Rand
FKA	Formerly Known As

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	11

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Asset-Backed Securities		Par (000)	Value
Thacher Park CLO Ltd., Series 2014-1A, Class D1, 4.56%, 10/20/26 (a)(b)	USD	1,250	$1,244,886
Voya CLO Ltd.:
Series 2012-2A, Class ER, 7.02%, 10/15/22 (a)(b)		500	505,071
Series 2014-4A, Class C, 5.02%, 10/14/26 (a)(b)		250	250,430
Series 2015-2A, Class D, 4.44%, 7/23/27 (a)(b)		1,000	962,559
Westcott Park CLO Ltd., Series 2016-1A, Class E, 8.23%, 7/20/28 (a)(b)		500	500,000
York CLO 4 Ltd., Series 2016-2A, Class D, 4.96%, 1/20/30 (a)(b)		500	492,756
Total Asset-Backed Securities — 11.5%			25,659,652

Common Stocks		Shares
Equity Real Estate Investment Trusts (REITs) — 5.0%
Alexandria Real Estate Equities, Inc.		2,406	266,633
Assura PLC		556,067	363,077
Boston Properties, Inc.		2,083	272,665
British Land Co. PLC		48,868	359,190
Charter Hall Retail REIT		111,957	359,085
DuPont Fabros Technology, Inc. (c)		6,781	321,962
EPR Properties (c)		9,676	715,734
First Industrial Realty Trust, Inc.		13,434	347,269
Gramercy Property Trust		11,622	306,115
Ichigo Hotel REIT Investment Corp.		97	109,373
Ingenia Communities Group		135,030	267,281
Japan Rental Housing Investments, Inc.		587	429,470
Japan Senior Living Investment Corp.		141	181,573
Kenedix Retail REIT Corp.		53	127,729
Liberty Property Trust		9,325	357,987
Link REIT		38,000	259,676
National Storage REIT		354,900	388,970
NSI NV		30,654	124,526
Ovation Acquisition I LLC (Acquired 12/28/15, cost $163) (d)(e)		163	163
Ramco-Gershenson Properties Trust		20,421	332,045
Retail Properties of America, Inc., Class A		39,086	585,117
Scentre Group		39,820	132,875
Secure Income REIT PLC		110,235	440,297
Simon Property Group, Inc.		1,652	303,588
STAG Industrial, Inc.		15,474	358,068
Sun Communities, Inc.		3,307	260,459
Target Healthcare REIT Ltd.		157,303	220,296
Tritax Big Box REIT PLC		159,503	277,707
UDR, Inc.		16,345	571,258
Unibail-Rodamco SE		1,498	345,219
Vastned Retail NV		9,108	335,915
Viva Energy REIT		261,201	445,589
Wereldhave NV		10,375	454,787
Westfield Corp.		61,863	412,400

			11,034,098
Oil, Gas & Consumable Fuels — 10.7%
Antero Midstream Partners LP — MLP		10,924	366,172
Boardwalk Pipeline Partners LP — MLP		20,995	387,568
Columbia Pipeline Partners LP — MLP		20,354	350,089
DCP Midstream Partners LP — MLP		8,435	327,868
Delek Logistics Partners LP — MLP		7,726	266,161
Dominion Midstream Partners LP — MLP		13,671	434,738
Energy Transfer Equity LP — MLP		9,015	161,819
Energy Transfer Partners LP — MLP		63,946	2,439,540
EnLink Midstream Partners LP — MLP		16,943	303,788

Common Stocks		Shares	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Partners LP — MLP		94,942	$2,689,707
EQT Midstream Partners LP — MLP		14,810	1,159,031
Genesis Energy LP — MLP		22,616	820,282
Magellan Midstream Partners LP — MLP		31,722	2,538,712
MPLX LP — MLP		49,982	1,891,819
ONEOK Partners LP — MLP		26,584	1,146,834
ONEOK, Inc.		5,005	275,826
Phillips 66 Partners LP — MLP		6,690	375,777
Plains All American Pipeline LP — MLP		66,964	2,102,000
Shell Midstream Partners LP — MLP		22,769	739,309
Sunoco Logistics Partners LP — MLP		39,063	996,888
Targa Resources Corp.		7,411	427,022
Tesoro Logistics LP — MLP		12,903	746,826
Valero Energy Partners LP — MLP		7,128	343,356
Western Gas Partners LP — MLP		13,723	842,318
Williams Cos., Inc.		2,663	76,801
Williams Partners LP — MLP		39,534	1,622,475

			23,832,726
Real Estate Management & Development — 0.3%
Croesus Retail Trust		396,964	240,823
Entra ASA (a)		39,539	426,451

			667,274
Total Common Stocks — 16.0%			35,534,098

Corporate Bonds		Par (000)
Airlines — 0.1%
Virgin Australia Holdings Ltd., 7.88%, 10/15/21	USD	250	250,625
Banks — 0.7%
Bank Rakyat Indonesia Persero Tbk PT, 2.95%, 3/28/18		200	200,260
BDO Unibank, Inc., 2.63%, 10/24/21		200	194,893
Dah Sing Bank Ltd., 4.25%, 11/30/26 (b)		200	199,898
Popular, Inc., 7.00%, 7/01/19		220	229,900
Santander UK PLC, 5.00%, 11/07/23 (a)		400	413,574
SunTrust Banks, Inc., 5.63% (b)(f)		375	387,188

			1,625,713
Capital Markets — 0.4%
Credit Suisse AG, 6.50%, 8/08/23 (a)		200	214,308
Deutsche Bank AG, 4.30%, 5/24/28 (b)		825	766,990

			981,298
Commercial Services & Supplies — 0.1%
Yestar International Holdings Co. Ltd., 6.90%, 9/15/21		200	205,789
Construction & Engineering — 0.1%
Alam Synergy Pte. Ltd., 6.63%, 4/24/22		200	198,595
Diversified Financial Services — 0.3%
Gohl Capital Ltd., 4.25%, 1/24/27		200	198,363
Reward International Investment Ltd., 7.25%, 1/25/20		475	477,793

			676,156
Electric Utilities — 0.3%
Emera, Inc., 6.75%, 6/15/76 (b)		600	654,000

See Notes to Financial Statements.

12	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure — 0.2%
Studio City Co. Ltd.:
5.88%, 11/30/19	USD	200	$206,250
7.25%, 11/30/21		200	211,290

			417,540
Household Durables — 0.1%
PB International BV, 7.63%, 1/26/22		200	199,762
Insurance — 0.3%
Genworth Holdings, Inc., 4.80%, 2/15/24		300	243,000
Union Life Insurance Co. Ltd., 3.00%, 9/19/21		400	377,352

			620,352
Internet Software & Services — 0.3%
Alibaba Group Holding Ltd., 4.50%, 11/28/34		400	402,473
HT Global IT Solutions Holdings Ltd., 7.00%, 7/14/21		200	206,345

			608,818
Leisure Products — 0.1%
Universal Entertainment Corp., 8.50% (8.50%
Cash or 8.50% PIK), 8/24/20 (a)(g)		251	257,916
Metals & Mining — 0.5%
Shougang Corp., 3.38%, 12/09/19		200	198,771
Vedanta Resources PLC:
6.00%, 1/31/19		600	614,250
6.38%, 7/30/22		225	225,000

			1,038,021
Oil, Gas & Consumable Fuels — 0.7%
Greenko Dutch BV, 8.00%, 8/01/19		200	212,250
Petron Corp., 7.50% (b)(f)		200	210,500
TransCanada Trust, 5.88%, 8/15/76 (b)		1,163	1,226,965

			1,649,715
Real Estate Management & Development — 1.2%
China Aoyuan Property Group Ltd.:
10.88%, 5/26/18		200	214,743
6.35%, 1/11/20		200	202,715
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		200	215,718
Easy Tactic Ltd., 5.75%, 1/13/22		400	396,552
FUXIANG Investment Management Ltd., 3.63%, 11/30/19		200	200,755
Kaisa Group Holdings Ltd., 6.56% (6.56% Cash or 6.56% PIK), 6/30/20 (g)		66	61,621
KWG Property Holding Ltd., 8.98%, 1/14/19		300	313,463
New World China Land Ltd., 4.75%, 1/23/27		200	201,021
Powerlong Real Estate Holdings Ltd., 4.88%, 9/15/21		297	279,174
Times Property Holdings Ltd., 6.25%, 1/23/20		200	201,931
Vanke Real Estate Hong Kong Co. Ltd., 3.95%, 12/23/19		200	204,594
Yuzhou Properties Co. Ltd., 6.00%, 1/25/22		200	199,820

			2,692,107
Semiconductors & Semiconductor Equipment — 0.2%
Global A&T Electronics Ltd., 10.00%, 2/01/19		600	447,000
Specialty Retail — 0.3%
Baoxin Auto Finance I Ltd., 9.00% (b)(f)		200	204,877
JD.com, Inc., 3.88%, 4/29/26		500	474,717

			679,594
Textiles, Apparel & Luxury Goods — 0.1%
361 Degrees International Ltd., 7.25%, 6/03/21		200	213,958
Transportation Infrastructure — 0.2%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/22 (a)		200	198,879

Corporate Bonds		Par (000)	Value
Transportation Infrastructure (continued)
Wuhan Metro Group Co. Ltd., 2.38%, 11/08/19	USD	200	$198,115

			396,994
Wireless Telecommunication Services — 0.1%
Banglalink Digital Communications Ltd., 8.63%, 5/06/19		200	209,500
Total Corporate Bonds — 6.3%			14,023,453

Equity-Linked Notes
Aerospace & Defense — 0.7%
RBC Capital Markets LLC (Northrop Grumman Corp.), 12.13%, 3/07/17		3	752,234
RBC Capital Markets LLC (Raytheon Co.), 8.76%, 3/07/17		5	751,535

			1,503,769
Air Freight & Logistics — 0.6%
Citigroup, Inc. (FedEx Corp.), 11.82%, 3/22/17		4	676,866
Deutsche Bank AG (Deutsche Post AG), 7.45%, 3/09/17	EUR	9	303,475
Merrill Lynch International & Co. (Deutsche Post AG), 7.86%, 3/08/17		9	308,622

			1,288,963
Airlines — 0.6%
Canadian Imperial Bank of Commerce (Delta Air Lines, Inc.), 15.53%, 4/26/17	USD	12	564,380
Credit Suisse AG (United Continental Holdings, Inc.), 15.50%, 4/20/17		10	717,980

			1,282,360
Automobiles — 0.3%
Deutsche Bank AG (Peugeot SA), 20.00%, 2/22/17	EUR	15	270,407
JP Morgan Structured Products BV (Suzuki Motor Corp.), 16.32%, 2/09/17	JPY	10	374,929

			645,336
Banks — 2.2%
Barclays Bank PLC (HSBC Holdings PLC), 8.32%, 2/21/17	GBP	46	387,422
Barclays Bank PLC (ING Groep NV), 12.02%, 2/03/17	EUR	35	501,397
Canadian Imperial Bank of Commerce (SunTrust Banks, Inc.), 12.79%, 4/25/17	USD	11	603,924
Canadian Imperial Bank of Commerce (Wells Fargo & Co.), 11.77%, 4/11/17		11	606,780
Deutsche Bank AG (HSBC Holdings PLC), 8.75%, 2/20/17	GBP	46	390,549
Deutsche Bank AG (Regions Financial Corp.), 15.06%, 3/21/17	USD	37	531,454
Nomura International Funding Pte. Ltd. (Bank of America Corp.), 15.07%, 4/11/17		26	594,112
Nomura International Funding Pte. Ltd. (Fifth Third Bancorp):
13.79%, 4/19/17		11	298,646
13.79%, 4/20/17		11	298,545
Nomura International Funding Pte. Ltd. (JPMorgan Chase & Co.), 10.36%, 4/11/17		7	589,245

			4,802,074
Building Products — 0.8%
Barclays Bank PLC (Owens Corning), 10.95%, 2/09/17		11	621,173
BNP Paribas Arbitrage Issuance BV (Compagnie de Saint-Gobain), 9.78%, 2/24/17	EUR	4	205,528

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	13

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Equity-Linked Notes		Par (000)	Value
Credit Suisse AG (Compagnie de Saint-Gobain), 10.10%, 2/23/17	EUR	9	$415,365
Nomura International Funding Pte. Ltd. (Masco Corp.), 18.86%, 2/14/17	USD	20	635,367

			1,877,433
Capital Markets — 0.6%
Credit Suisse AG (Morgan Stanley), 14.80%, 4/20/17		18	751,079
JP Morgan Structured Products BV (Charles Schwab Corp.), 12.81%, 4/18/17		18	653,419

			1,404,498
Chemicals — 1.2%
Merrill Lynch International & Co. (Linde AG), 11.45%, 3/07/17	EUR	3	503,876
Merrill Lynch International & Co. (Praxair, Inc.), 14.27%, 3/07/17	USD	6	751,705
Nomura International Funding Pte. Ltd. (E.I. du Pont de Nemours & Co.):
8.79%, 4/24/17		5	373,195
8.76%, 4/26/17		5	372,931
Royal Bank of Canada (Air Products & Chemicals, Inc.), 10.35%, 2/03/17		5	626,628

			2,628,335
Construction & Engineering — 0.3%
BNP Paribas Arbitrage Issuance BV (Ferrovial SA), 10.94%, 2/28/17	EUR	39	716,572
Construction Materials — 0.2%
Deutsche Bank AG (Martin Marietta Materials, Inc.), 17.67%, 2/06/17	USD	2	523,003
Consumer Finance — 0.3%
BNP Paribas Arbitrage Issuance BV (Discover Financial Services):
10.92%, 4/25/17		5	375,885
11.09%, 4/26/17		5	375,735

			751,620
Containers & Packaging — 0.1%
Citigroup Global Markets Holdings (Crown Holdings, Inc.), 11.33%, 2/03/17		5	253,154
Diversified Telecommunication Services — 0.3%
BNP Paribas Arbitrage Issuance BV (Telefonica SA), 11.94%, 2/27/17	EUR	39	374,126
Credit Suisse AG (Telefonica SA), 11.60%, 2/28/17		39	374,042

			748,168
Electric Utilities — 0.1%
Citigroup Global Markets, Inc. (FirstEnergy Corp.), 17.95%, 2/22/17	USD	8	246,279
Electrical Equipment — 0.5%
Canadian Imperial Bank of Commerce (Acuity Brands, Inc.), 12.07%, 3/29/17		3	593,930
Merrill Lynch International & Co. (ABB Ltd.), 9.20%, 2/20/17	CHF	24	534,014

			1,127,944
Electronic Equipment, Instruments & Components — 0.3%
Canadian Imperial Bank of Commerce (Corning, Inc.):
8.69%, 4/24/17	USD	14	377,907
8.75%, 4/26/17		14	377,377

			755,284
Energy Equipment & Services — 0.3%
Canadian Imperial Bank of Commerce (Halliburton Co.), 12.57%, 4/25/17		13	752,289

Equity-Linked Notes		Par (000)	Value
Food & Staples Retailing — 0.9%
Canadian Imperial Bank of Commerce (Costco Wholesale Corp.), 10.85%, 3/03/17	USD	4	$677,594
HSBC Bank PLC (Tesco PLC), 20.47%, 3/14/17	GBP	246	604,980
Nomura International Funding Pte. Ltd. (Walgreens Boots Alliance, Inc.):
11.09%, 4/05/17	USD	4	368,252
11.10%, 4/06/17		4	368,201

			2,019,027
Food Products — 1.0%
BNP Paribas Arbitrage Issuance BV (Danone SA), 9.39%, 2/14/17	EUR	8	531,744
Citigroup Global Markets Holdings (Mondelez
International, Inc., Class A), 17.62%, 2/02/17	USD	14	622,837
Citigroup, Inc. (Kraft Heinz Co.), 10.34%, 2/23/17		7	622,267
Deutsche Bank AG (Kellogg Co.), 14.56%, 2/06/17		7	500,306

			2,277,154
Health Care Equipment & Supplies — 0.3%
BNP Paribas Arbitrage Issuance BV (Intuitive Surgical, Inc.), 8.16%, 4/26/17		1	602,711
Health Care Providers & Services — 0.6%
BNP Paribas Arbitrage Issuance BV (UnitedHealth Group, Inc.), 11.74%, 4/06/17		4	610,099
Citigroup Global Markets Holdings (WellCare Health Plans, Inc.):
14.19%, 2/15/17		2	312,498
13.79%, 2/15/17		2	313,029

			1,235,626
Hotels, Restaurants & Leisure — 1.2%
Citigroup Global Markets Holdings (Yum! Brands, Inc.), 11.67%, 2/02/17		10	622,643
JP Morgan Structured Products BV (Domino’s Pizza, Inc.), 13.94%, 2/28/17		4	615,036
Merrill Lynch International & Co. (MGM Resorts International):
13.91%, 2/15/17		14	389,891
13.91%, 2/16/17		14	389,538
RBC Capital Markets LLC (Starbucks Corp.), 10.60%, 3/07/17		13	750,355

			2,767,463
Household Durables — 0.3%
Royal Bank of Canada (Mohawk Industries, Inc.), 9.51%, 2/23/17		3	626,269
Household Products — 0.5%
BNP Paribas Arbitrage Issuance BV (Henkel AG & Co. KGaA), 7.40%, 2/24/17	EUR	3	309,029
Merrill Lynch International & Co. (Henkel AG & Co. KGaA):
10.00%, 2/20/17		4	523,141
7.03%, 2/23/17		3	308,962

			1,141,132
Independent Power and Renewable Electricity Producers — 0.3%
Barclays Bank PLC (AES Corp.):
25.47%, 2/22/17	USD	26	300,281
26.27%, 2/23/17		26	299,881

			600,162
Insurance — 0.6%
BNP Paribas Arbitrage Issuance BV (Aegon NV), 21.77%, 2/21/17	EUR	53	292,773

See Notes to Financial Statements.

14	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Equity-Linked Notes		Par (000)	Value
Insurance (continued)
Merrill Lynch International & Co. (Aegon NV), 16.35%, 2/17/17	EUR	54	$291,201
Nomura International Funding Pte. Ltd. (Hartford Financial Services Group, Inc.):
11.88%, 2/06/17	USD	8	385,971
11.87%, 2/07/17		8	385,540

			1,355,485
Internet & Direct Marketing Retail — 0.3%
Nomura International Funding Pte. Ltd. (Amazon.com, Inc.), 27.76%, 2/03/17		1	721,178
Internet Software & Services — 0.3%
RBC Capital Markets LLC (VeriSign, Inc.):
12.56%, 2/09/17		4	302,099
12.47%, 2/10/17		4	303,069

			605,168
IT Services — 1.7%
Barclays Bank PLC (Atos SE), 9.40%, 2/21/17	EUR	3	301,721
BNP Paribas Arbitrage Issuance BV (Amadeus IT Group SA), 14.37%, 2/28/17		7	305,291
BNP Paribas Arbitrage Issuance BV (Atos SE), 12.11%, 2/23/17		3	301,039
BNP Paribas Arbitrage Issuance BV (Capgemini SA), 16.52%, 2/17/17		9	718,895
BNP Paribas Arbitrage Issuance BV (International Business Machines Corp.), 10.23%, 3/17/17	USD	3	582,675
Credit Suisse AG (Western Union Co.):
8.30%, 2/14/17		14	265,113
9.00%, 2/15/17		14	265,107
Merrill Lynch International & Co. (Amadeus IT Group SA), 13.21%, 2/27/17	EUR	7	308,262
Nomura International Funding Pte. Ltd. (Mastercard, Inc., Class A), 15.69%, 2/01/17	USD	7	727,522

			3,775,625
Machinery — 0.6%
BNP Paribas Arbitrage Issuance BV (Illinois Tool Works, Inc.):
7.06%, 4/25/17		3	374,198
7.20%, 4/26/17		3	376,519
Credit Suisse AG (Ingersoll-Rand PLC), 14.10%, 2/15/17		9	706,770

			1,457,487
Media — 1.5%
BNP Paribas Arbitrage Issuance BV (Comcast Corp.), 9.49%, 2/02/17		10	625,444
BNP Paribas Arbitrage Issuance BV (Vivendi SA), 14.59%, 2/17/17	EUR	10	189,494
JP Morgan Structured Products BV (Vivendi SA), 13.27%, 2/16/17		21	388,281
Nomura International Funding Pte. Ltd. (Interpublic Group of Cos., Inc.):
10.33%, 2/09/17	USD	13	300,103
10.57%, 2/10/17		13	299,870
RBC Capital Markets LLC (Comcast Corp., Class A), 8.15%, 3/21/17		9	676,613
Royal Bank of Canada (CBS Corp., Class B), 11.83%, 2/09/17		13	791,441

			3,271,246
Metals & Mining — 0.3%
Citigroup Global Markets Holdings (ArcelorMittal), 25.29%, 2/10/17		80	617,844

Equity-Linked Notes		Par (000)	Value
Multi-Utilities — 0.3%
BNP Paribas Arbitrage Issuance BV (E.ON SE), 15.00%, 3/15/17	EUR	28	$209,309
Credit Suisse AG (E.ON SE), 12.40%, 3/16/17		58	424,659

			633,968
Oil, Gas & Consumable Fuels — 1.0%
BNP Paribas Arbitrage Issuance BV (Repsol SA), 11.66%, 2/23/17		17	257,123
Canadian Imperial Bank of Commerce (Kinder Morgan, Inc.), 12.17%, 4/20/17	USD	34	757,649
Credit Suisse AG (Repsol SA), 11.15%, 2/24/17	EUR	35	509,088
Merrill Lynch International & Co. (Royal Dutch Shell PLC ), 14.15%, 2/03/17		23	614,832

			2,138,692
Personal Products — 0.5%
BNP Paribas Arbitrage Issuance BV (L’Oreal SA), 8.19%, 2/16/17		3	589,395
Merrill Lynch International & Co. (Beiersdorf AG), 9.40%, 2/20/17		6	529,415

			1,118,810
Pharmaceuticals — 0.4%
Citigroup Global Markets Holdings (Allergan PLC), 17.94%, 2/22/17	USD	3	602,113
Citigroup Global Markets, Inc. (Jazz Pharmaceuticals PLC), 18.53%, 2/23/17		2	260,018

			862,131
Professional Services — 0.3%
Barclays Bank PLC (Randstad Holding NV), 10.58%, 2/14/17	EUR	5	308,758
Credit Suisse AG (Randstad Holding NV), 15.60%, 2/15/17		5	309,231

			617,989
Road & Rail — 0.2%
Credit Suisse AG (Kansas City Southern), 16.19%, 3/17/17	USD	6	518,426
Semiconductors & Semiconductor Equipment — 0.3%
Citigroup Global Markets Holdings (Applied Materials, Inc.), 13.46%, 2/15/17		19	625,039
Software — 1.0%
JP Morgan Structured Products BV (Activision Blizzard, Inc.), 14.38%, 2/09/17		20	788,991
JP Morgan Structured Products BV (Adobe Systems, Inc.), 8.14%, 3/16/17		7	781,713
RBC Capital Markets LLC (VMware, Inc., Class A), 13.36%, 3/07/17		9	752,626

			2,323,330
Specialty Retail — 1.1%
Canadian Imperial Bank of Commerce (Michaels Cos., Inc.), 14.64%, 3/17/17		31	608,342
Citigroup Global Markets Holdings (Ulta Salon Cosmetics & Fragrance, Inc.), 8.63%, 3/09/17		3	773,565
Merrill Lynch International & Co. (Industria de Diseno Textil SA):
10.10%, 3/07/17	EUR	15	497,804
8.40%, 3/14/17		18	599,164

			2,478,875
Technology Hardware, Storage & Peripherals — 0.7%
Barclays Bank PLC (HP, Inc.):
13.83%, 2/22/17	USD	26	382,861

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	15

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Equity-Linked Notes		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
14.86%, 2/23/17	USD	26	$382,085
Citigroup Global Markets Holdings (Hewlett Packard Enterprise Co.), 12.49%, 3/09/17		32	739,831

			1,504,777
Textiles, Apparel & Luxury Goods — 1.1%
Barclays Bank PLC (adidas AG), 14.15%, 2/20/17	EUR	3	523,508
Citigroup Global Markets Holdings (PVH Corp.), 20.15%, 3/29/17	USD	7	610,607
HSBC Bank PLC (Luxottica Group SpA), 13.50%, 3/14/17	EUR	11	598,563
RBC Capital Markets LLC (NIKE, Inc., Class B), 8.29%, 3/21/17	USD	14	757,178

			2,489,856
Tobacco — 0.3%
Royal Bank of Canada (Philip Morris International, Inc.), 15.20%, 2/02/17		7	627,630
Trading Companies & Distributors — 0.4%
Canadian Imperial Bank of Commerce (HD Supply Holdings, Inc.), 19.11%, 3/29/17		14	601,540
Nomura International Funding Pte. Ltd. (Watsco, Inc.), 23.33%, 2/06/17		2	257,247

			858,787
Wireless Telecommunication Services — 0.3%
Royal Bank of Canada (T-Mobile U.S., Inc.), 28.20%, 2/23/17		10	590,620
Total Equity-Linked Notes — 27.7%			61,769,588

Foreign Agency Obligations
China — 0.9%
Bluestar Finance Holdings Ltd.:
3.13%, 9/30/19		400	400,121
3.50%, 9/30/21		400	396,069
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		200	197,578
Huarong Finance II Co. Ltd., 5.50%, 1/16/25		500	524,233
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21		250	239,758
Tewoo Group Finance No. 2 Ltd., 4.50%, 12/16/19		200	198,038

			1,955,797
India — 0.4%
BPRL International Singapore Pte. Ltd., 4.38%, 1/18/27		275	274,925
Greenko Investment Co., 4.88%, 8/16/23		400	383,164
State Bank of India, 3.25%, 1/24/22		200	199,310

			857,399
Indonesia — 0.3%
Majapahit Holding BV, 7.88%, 6/29/37		200	243,822
Pertamina Persero PT, 6.45%, 5/30/44		400	418,146

			661,968
Mongolia — 0.2%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		500	490,750
Sri Lanka — 0.2%
SriLankan Airlines Ltd., 5.30%, 6/27/19		400	398,760
Total Foreign Agency Obligations — 2.0%			4,364,674

Foreign Government Obligations		Par (000)	Value
Argentina — 0.4%
Republic of Argentina, 9.00%, 11/29/18	USD	750	$821,250
Indonesia — 0.3%
Republic of Indonesia:
3.38%, 7/30/25	EUR	400	452,681
5.25%, 1/08/47	USD	250	256,001

			708,682
Mongolia — 0.2%
Government of Mongolia, 5.13%, 12/05/22		650	563,469
Pakistan — 0.1%
Islamic Republic of Pakistan, 8.25%, 4/15/24		200	221,754
Philippines — 0.1%
Republic of Philippines, 3.70%, 2/02/42		200	193,671
Sri Lanka — 0.2%
Republic of Sri Lanka:
5.88%, 7/25/22		200	200,366
6.85%, 11/03/25		230	229,747

			430,113
Total Foreign Government Obligations — 1.3%			2,938,939

Investment Companies		Shares
Alerian MLP ETF		190,000	2,471,900
BlackRock Floating Rate Income Portfolio, Class K (h)		1,148,814	11,763,853
First Trust High Income Long/Short Fund (c)		96,849	1,614,473
iShares U.S. Preferred Stock ETF (h)		37,000	1,409,700
MFS Multimarket Income Trust		126,569	777,134
Nuveen Preferred Income Opportunities Fund		48,102	477,172
SPDR Bloomberg Barclays Short Term High Yield Bond ETF		48,000	1,342,080
Total Investment Companies — 8.9%			19,856,312

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 2.0%
Ajax Mortgage Loan Trust, Series 2015-C, Class A, 3.88%, 3/25/57 (a)(i)	USD	404	394,373
Alternative Loan Trust:
Series 2005-16, Class A1, 2.24%, 6/25/35 (b)		111	100,742
Series 2005-72, Class A3, 1.06%, 1/25/36 (b)		191	164,979
Series 2006-OA14, Class 1A1, 2.33%, 11/25/46 (b)		167	137,471
Series 2006-OA6, Class 1A2, 0.97%, 7/25/46 (b)		154	129,902
Series 2006-OA8, Class 1A1, 0.95%, 7/25/46 (b)		419	346,967
Series 2007-OA3, Class 1A1, 0.90%, 4/25/47 (b)		429	367,321
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.52%, 11/25/46 (b)		1,230	634,997
Fannie Mae Connecticut Avenue Securities:
Series 2016-C06, Class 1M2, 5.01%, 4/25/29 (b)		164	174,056
Series 2016-C07, Class 2M2, 5.11%, 4/25/29 (b)		69	73,072
Series 2017-C01, Class 1B1, 6.52%, 7/25/29 (a)(b)		99	103,179
Impac CMB Trust, Series 2005-6, Class 1A1, 1.26%, 10/25/35 (b)		504	432,824

See Notes to Financial Statements.

16	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
LSTAR Securities Investment Ltd., Series 2016-2, Class A, 2.77%, 3/01/21 (a)(b)	USD	471	$463,678
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 1.11%, 6/25/35 (a)(b)		122	111,172
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1, 0.95%, 7/25/46 (b)		156	129,765
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 5/25/36 (i)		905	667,339

			4,431,837
Commercial Mortgage-Backed Securities — 8.6%
BAMLL Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class F, 4.20%, 9/15/26 (a)(b)		700	697,619
Series 2016-ISQ, Class E, 3.61%, 8/14/34 (a)(b)		700	599,830
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		475	475,390
Series 2007-3, Class AJ, 5.60%, 6/10/49 (b)		150	151,304
Series 2015-UBS7, Class D, 3.17%, 9/15/48		210	170,522
BWAY Mortgage Trust:
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)		700	665,329
Series 2015-1740, Class E, 3.82%, 1/13/35 (a)(b)		500	460,108
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.79%, 12/15/27 (a)(b)		138	138,821
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)		280	201,952
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class DFL, 5.52%, 2/15/33 (a)(b)		525	527,421
Commercial Mortgage Trust:
Series 2014-LC15, Class D, 4.94%, 4/10/47 (a)(b)		220	183,269
Series 2015-CR23, Class D, 4.26%, 5/10/48 (b)		1,000	763,989
Series 2015-CR25, Class D, 3.80%, 8/10/48 (b)		290	230,884
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)		500	397,208
Series 2015-LC21, Class C, 4.31%, 7/10/48 (b)		700	631,476
Core Industrial Trust, Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		600	566,004
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.09%, 11/12/43 (a)(b)		643	648,280
Credit Suisse Mortgage Trust, Series 2014-TIKI, Class F, 4.59%, 9/15/38 (a)(b)		120	119,667
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 3.80%, 4/15/50 (a)(b)		230	195,310
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 9/10/49 (a)(b)		700	565,256

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)	USD	485	$478,200
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)		700	677,328
Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (a)(b)		150	143,901
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		500	492,997
Great Wolf Trust, Series 2015-WOLF, Class D, 4.27%, 5/15/34 (a)(b)		500	503,123
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)		500	417,102
Series 2015-GC32, Class D, 3.35%, 7/10/48		1,000	784,454
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.56%, 9/15/47 (a)(b)		500	409,165
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2015-JP1, Class D, 4.24%, 1/15/49 (b)		500	447,713
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)		500	486,107
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		700	715,838
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (a)(b)		150	146,042
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.37%, 9/15/28 (a)(b)		597	604,759
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48		700	533,372
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		500	382,485
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)(b)		700	674,322
Series 2015-MS1, Class D, 4.03%, 5/15/48 (a)(b)		500	419,246
VNDO Mortgage Trust, Series 2016-350P, Class E, 3.90%, 1/10/35 (a)(b)		700	627,161
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)		500	368,837
Series 2015-C30, Class D, 4.50%, 9/15/58 (a)(b)		500	415,304
Series 2015-C31, Class D, 3.85%, 11/15/48		280	207,717
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)		500	346,329
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (b)		500	430,247

			19,101,388
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Commercial Mortgage Trust, Series 2014-CR15, Class XA, 1.29%, 2/10/47 (b)		1,258	56,312

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	17

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, 1.35%, 10/15/48 (a)(b)	USD	4,650	$458,629

			514,941
Total Non-Agency Mortgage-Backed Securities — 10.8%			24,048,166

Preferred Securities
Capital Trusts
Banks — 8.5%
Australia & New Zealand Banking Group Ltd., 6.75% (a)(b)(f)		320	339,520
Bank of America Corp.:
6.10% (b)(f)		751	782,917
6.25% (b)(f)		743	775,692
6.30% (b)(f)		375	401,250
Barclays PLC:
7.88% (b)(f)		1,409	1,447,747
8.25% (b)(f)		950	991,426
BNP Paribas SA, 7.63% (a)(b)(f)		654	686,700
Citigroup, Inc.:
5.88% (b)(f)		1,000	1,031,250
5.95% (b)(f)		400	406,900
6.25% (b)(f)		600	633,750
Citizens Financial Group, Inc., 5.50% (b)(f)		75	75,244
Credit Agricole SA:
7.88% (a)(b)(f)		350	356,444
8.13% (a)(b)(f)		1,400	1,488,340
HSBC Holdings PLC, 6.88% (b)(f)		325	345,160
JPMorgan Chase & Co., 5.00% (b)(f)		695	695,869
JPMorgan Chase Capital XXIII, 1.91%, 5/15/77 (b)		2,740	2,335,850
M&T Bank Corp., 5.13% (b)(f)		375	366,638
Royal Bank of Scotland Group PLC:
8.00% (b)(f)		422	409,395
8.63% (b)(f)		1,736	1,792,420
Société Générale SA:
7.38% (a)(b)(f)		700	701,295
8.00% (a)(b)(f)		1,200	1,209,000
Standard Chartered PLC, 7.50% (a)(b)(f)		735	737,573
Wells Fargo & Co., 5.90% (b)(f)		633	650,851
Woori Bank, 4.50% (b)(f)		200	193,493

			18,854,724
Capital Markets — 3.8%
Bank of New York Mellon Corp.:
4.50% (b)(f)		375	343,166
4.63% (b)(f)		800	760,240
Credit Suisse Group AG:
6.25% (a)(b)(f)		1,478	1,457,677
7.50% (a)(b)(f)		560	592,402
Goldman Sachs Group, Inc.:
5.30% (b)(f)		145	141,810
5.38% (b)(f)		1,165	1,191,795
Huarong Finance Co. Ltd., 4.50% (b)(f)		200	198,785
Huarong Finance II Co. Ltd., 2.88% (b)(f)		400	376,275
Morgan Stanley:
5.45% (b)(f)		40	40,600
5.55% (b)(f)		719	737,874
Northern Trust Corp., 4.60% (b)(f)		700	682,500

Preferred Securities		Par (000)	Value
Capital Markets (continued)
State Street Corp.:
5.25% (b)(f)	USD	280	$289,450
1.96%, 6/15/37 (b)		1,497	1,318,857
UBS Group AG, 7.00% (b)(f)		402	423,607

			8,555,038
Diversified Financial Services — 0.3%
AerCap Global Aviation Trust, 6.50%, 6/15/45 (a)(b)		700	721,000
Electric Utilities — 0.1%
Southern Co., 5.50%, 3/15/57 (b)		175	181,064
Industrial Conglomerates — 0.1%
General Electric Co., 5.00% (b)(f)		300	312,000
Insurance — 1.0%
Allstate Corp., 6.50%, 5/15/57 (b)		125	142,813
AXA SA, 6.38% (a)(b)(f)		150	161,343
Liberty Mutual Group, Inc.:
7.00%, 3/07/67 (a)(b)		125	120,938
7.80%, 3/15/87 (a)		380	434,150
Nationwide Financial Services, Inc., 6.75%, 5/15/87		175	182,875
Principal Financial Group, Inc., 4.70%, 5/15/55 (b)		93	92,698
XLIT Ltd., 6.50% (b)(f)		1,260	1,061,550

			2,196,367
Oil, Gas & Consumable Fuels — 1.0%
Enbridge, Inc., 6.00%, 1/15/77 (b)		1,475	1,493,437
Enterprise Products Operating LLC, 4.59%, 8/01/66 (b)		110	107,261
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)		618	567,015

			2,167,713
Textiles, Apparel & Luxury Goods — 0.1%
Li & Fung Ltd., 5.25% (f)		200	178,106
Trading Companies & Distributors — 0.0%
Noble Group Ltd., 6.00% (b)(f)		200	126,000
Total Capital Trusts — 14.9%			33,292,012

Preferred Stocks		Shares
Banks — 0.5%
Deutsche Bank Contingent Capital Trust II, 6.55% (f)		10,000	245,800
KeyCorp, 6.13% (b)(f)		32,500	890,500

			1,136,300
Capital Markets — 0.9%
ALM XIX Ltd., 0.00%, 7/15/28 (a)(j)		700,000	749,000
Morgan Stanley, Series K, 5.85% (b)(f)		33,000	828,960
State Street Corp., 5.35% (b)(f)		14,111	359,407

			1,937,367
Electric Utilities — 0.1%
Entergy Arkansas, Inc., 4.88%, 9/01/66		1,210	27,128
Entergy Louisiana LLC, 4.88%, 9/01/66		4,525	101,903
Entergy Mississippi, Inc., 4.90%, 10/01/66		401	8,994
Entergy Texas, Inc., 5.63%, 6/01/64		5,200	138,684

			276,709

See Notes to Financial Statements.

18	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Preferred Securities	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.1%
Public Storage, 5.20% (f)	6,000	$144,360
Insurance — 0.0%
Allstate Corp., 5.10%, 1/15/53 (b)	2,288	60,220
Total Preferred Stocks — 1.6%		3,554,956
Total Preferred Securities — 16.5%		36,846,968
Total Long-Term Investments (Cost — $221,466,213) — 101.0%		225,041,850

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (h)(k)	2,667,997	$2,667,997
SL Liquidity Series, LLC, Money Market Series, 0.94% (h)(k)(l)	704,985	705,126
Total Short-Term Securities (Cost — $3,373,099) — 1.5%		3,373,123
Total Investments (Cost — $224,839,312) — 102.5%		228,414,973
Liabilities in Excess of Other Assets — (2.5)%		(5,657,582)

Net Assets — 100.0%		$222,757,391

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Security, or a portion of security, is on loan.

(d)	Non-income producing security.

(e)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held a restricted security with a current value of $163 and an original cost of $163 which was less than 0.05% of its net assets.

(f)	Perpetual security with no stated maturity date.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	During the six months ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold		Shares Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Floating Rate Income Portfolio, Class K	596,339	1,862,202		1,309,727		1,148,814	$11,763,853	$205,380		$152,774	$(46,860)
BlackRock Liquidity Funds, TempFund, Institutional Class	3,559,810	—		3,559,810	[2]	—	—	123		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	2,667,997	[3]	—		2,667,997	2,667,997	10,051		19	—
iShares iBoxx $ High Yield Corporate Bond ETF	87,066	53,540		140,606		—	—	90,944		310,969	(476,058)
iShares U.S. Preferred Stock ETF	—	37,000		—		37,000	1,409,700	7,520		—	36,105
SL Liquidity Series, LLC, Money Market Series	7,520,514	—		6,815,529	[2]	704,985	705,126	19,386	[4]	1,212	24
Total							$16,546,676	$333,404		$464,974	$(486,789)

[1]	Includes net capital gain distributions.

[2]	Represents net shares sold.

[3]	Represents net shares purchased.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(j)	Zero-coupon bond.

(k)	Current yield as of period end.

(l)	Security was purchased with the cash collateral from loaned securities.

•	For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	19

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
16	DAX Index	March 2017	USD	4,993,793	132,639
(92)	Euro Currency	March 2017	USD	12,444,150	(226,170)
(26)	Euro STOXX 50 Index	March 2017	USD	907,691	15,951
654	Euro STOXX 50 Index	March 2017	USD	22,831,932	70,403
(18)	JPY Currency	March 2017	USD	1,998,675	(35,246)
61	Nikkei 225 Index	March 2017	USD	10,254,008	(199,582)
(26)	S&P 500 E-Mini Index	March 2017	USD	2,956,850	(1,210)
53	S&P 500 E-Mini Index	March 2017	USD	6,027,425	27,560
(2)	U.S. Treasury Bonds (30 Year)	March 2017	USD	301,688	(2,315)
36	U.S. Treasury Bonds (30 Year)	March 2017	USD	5,430,375	(21,638)
(10)	U.S. Treasury Notes (10 Year)	March 2017	USD	1,244,688	(3,013)
72	U.S. Treasury Notes (10 Year)	March 2017	USD	8,961,750	59,298
(7)	U.S. Ultra Treasury Bonds	March 2017	USD	1,124,813	9,537
Total					$(173,786)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	54,471	EUR	50,680	Citibank N.A.	3/15/17	$(337)
USD	406,898	EUR	376,020	JPMorgan Chase Bank N.A.	3/15/17	252
Total						$(85)

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Standard Chartered Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	40	$(388)	$803	$(1,191)
Standard Chartered Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	20	(193)	420	(613)
Standard Chartered Bank PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	10	(97)	215	(312)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	120	(2,568)	(437)	(2,131)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	80	(1,694)	(317)	(1,377)
Total						$(4,940)	$684	$(5,624)

See Notes to Financial Statements.

20	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets - Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$246,553	—	$68,835	—	$315,388
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$252	—	—	252
Swaps - OTC	Unrealized appreciation on OTC swaps	—	$1,438	—	—	—	—	1,438
Total		—	$1,438	$246,553	$252	$68,835	—	$317,078

Liabilities - Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$200,792	$261,416	$26,966	—	$489,174
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	337	—	—	337
Swaps - OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	$6,378	—	—	—	—	6,378
Total		—	$6,378	$200,792	$261,753	$26,966	—	$495,889

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$1,256,804	$686,249	$(553,841)	—	$1,389,212
Forward foreign currency exchange contracts	—	—	—	16,491	—	—	16,491
Options purchased[1]	—	—	(433,128)	—	—	—	(433,128)
Swaps	—	$449,256	—	—	—	—	449,256

Total	—	$449,256	$823,676	$702,740	$(553,841)	—	$1,421,831

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$18,679	$(540,471)	$(433,026)	—	$(954,818)
Forward foreign currency exchange contracts	—	—	—	3,386	—	—	3,386
Options purchased[2]	—	—	(3,672)	—	—	—	(3,672)
Swaps	—	$(29,106)	—	—	—	—	(29,106)

Total	—	$(29,106)	$15,007	$(537,085)	$(433,026)	—	$(984,210)

[1]	Options purchased are included in net realized gain (loss) from investments.

[2]	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	21

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$44,210,307
Average notional value of contracts — short	$16,936,428
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$452,736
Average amounts sold — in USD	$9,063
Options:
Average value of option contracts purchased	$102,077
Credit default swaps:
Average notional value — buy protection	$276,204
Average notional value — sell protection	$6,777,500

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$44,427	$521,901
Forward foreign currency exchange contracts	252	337
Swaps — OTC[1]	1,438	6,378

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$46,117	$528,616
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(44,427)	(521,901)

Total derivative assets and liabilities subject to an MNA	$1,690	$6,715

[1]	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
BNP Paribas S.A.	$1,223	$(1,223)	—	—	—
JPMorgan Chase Bank N.A.	252	(252)	—	—	—
Morgan Stanley Capital Services LLC	215	(215)	—	—	—

Total	$1,690	$(1,690)	—	—	—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]
BNP Paribas S.A.	$1,804	$(1,223)	—	—	$581
Citibank N.A.	337	—	—	—	337
JPMorgan Chase Bank N.A.	4,262	(252)	—	—	4,010
Morgan Stanley Capital Services LLC	312	(215)	—	—	97

Total	$6,715	$(1,690)	—	—	$5,025

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

22	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$25,159,652	$500,000	$25,659,652
Common Stocks[1]	$30,575,222	4,958,713	163	35,534,098
Corporate Bonds[1]	—	14,023,453	—	14,023,453
Equity-Linked Notes[1]	—	60,147,589	1,621,999	61,769,588
Foreign Agency Obligations	—	4,364,674	—	4,364,674
Foreign Government Obligations	—	2,938,939	—	2,938,939
Investment Companies	19,856,312	—	—	19,856,312
Non-Agency Mortgage-Backed Securities	—	22,984,658	1,063,508	24,048,166
Preferred Securities[1]	2,805,956	33,292,012	749,000	36,846,968
Short-Term Securities	2,667,997	—	—	2,667,997

Subtotal	$55,905,487	$167,869,690	$3,934,670	$227,709,847

Investments Valued at NAV[2]				705,126

Total Investments				$228,414,973

Derivative Financial Instruments[3]
Assets:
Equity contracts	$246,553	—	—	$246,553
Foreign currency exchange contracts	—	$252	—	252
Interest rate contracts	68,835	—	—	68,835
Liabilities:
Credit contracts	—	(5,624)	—	(5,624)
Equity contracts	(200,792)	—	—	(200,792)
Foreign currency exchange contracts	(261,416)	(337)	—	(261,753)
Interest rate contracts	(26,966)	—	—	(26,966)

Total	$(173,786)	$(5,709)	—	$(179,495)

[1]	See above Schedule of Investments for values in each industry.

[2]	As of January 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are swaps, futures contracts and forwards foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended January 31, 2017, there were no transfers between Level 1 and Level 2.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	23

Schedule of Investments (concluded)	BlackRock Dynamic High Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Equity- Linked Notes	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Total
Assets:
Opening Balance, as of July 31, 2016	$7,626,192	$163	$506,542	$482,500	$492,549	—	$9,107,946
Transfers into Level 3	—	—	—	—	627,417	$700,000	1,327,417
Transfers out of Level 3[1]	(6,338,892)	—	—	—	—	—	(6,338,892)
Accrued discounts/premiums	2,404	—	—	—	7,669	—	10,073
Net realized gain (loss)	(44,670)	—	2,943	(19,850)	793	—	(60,784)
Net change in unrealized appreciation (depreciation)[2,3]	164,966	—	37,179	17,500	(33,817)	49,000	234,828
Purchases	—	—	1,580,464	—	—	—	1,580,464
Sales	(910,000)	—	(505,129)	(480,150)	(31,103)	—	(1,926,382)

Closing Balance, as of January 31, 2017	$500,000	$163	$1,621,999	—	$1,063,508	$749,000	$3,934,670

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2017[3]	$23,957	—	$41,535	—	$(33,817)	$49,000	$80,675

[1]

As of July 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of January 31, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2012-1A, Class CR, 4.25%, 9/20/23 (a)(b)	USD	1,000	$1,000,325
Series 2015-1A, Class A1, 2.51%, 4/18/27 (a)(b)		2,400	2,401,004
Series 2015-2A, Class A1, 2.39%, 10/28/27 (a)(b)		12,500	12,503,290
Adagio CLO, Series V-X, Class A, 0.00%, 10/15/29 (b)	EUR	165	175,240
Allegro CLO II Ltd., Series 2014-1A, Class CR, 4.77%, 1/18/29 (a)(b)	USD	500	500,000
ALM V Ltd.:
Series 2012-5A, Class A2R, 3.03%, 10/18/27 (a)(b)		7,000	7,056,837
Series 2012-5A, Class BR, 3.88%, 10/18/27 (a)(b)		1,000	1,002,127
Series 2012-5A, Class CR, 4.78%, 10/18/27 (a)(b)		2,750	2,746,820
Series 2012-5A, Class DR, 6.88%, 10/18/27 (a)(b)		5,000	4,970,459
ALM VI Ltd., Series 2012-6A, Class B2R, 3.68%, 7/15/26 (a)(b)		1,950	1,954,471
ALM VII Ltd.:
Series 2012-7A, Class A1R, 2.50%, 10/15/28 (a)(b)		18,000	18,009,200
Series 2012-7A, Class BR, 3.52%, 10/15/28 (a)(b)		4,000	4,012,976
Series 2012-7A, Class CR, 4.87%, 10/15/28 (a)(b)		3,750	3,744,812
ALM VII R Ltd.:
Series 2013-7RA, Class A1R, 2.14%, 10/15/28 (a)(b)		4,175	4,171,444
Series 2013-7RA, Class A2R, 2.73%, 10/15/28 (a)(b)		1,000	997,159
Series 2013-7RA, Class BR, 3.43%, 10/15/28 (a)(b)		1,000	1,004,565
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class BR, 3.64%, 10/15/27 (a)(b)		1,500	1,497,837
Series 2013-7R2A, Class CR, 4.99%, 10/15/27 (a)(b)		1,000	1,000,670
ALM VIII Ltd.:
Series 2013-8A, Class A1R, 2.51%, 10/15/28 (a)(b)		13,250	13,248,912
Series 2013-8A, Class CR, 4.97%, 10/15/28 (a)(b)		2,250	2,229,986
ALM X Ltd.:
Series 2013-10A, Class A2, 3.02%, 1/15/25 (a)(b)		1,500	1,503,928
Series 2013-10A, Class C, 4.32%, 1/15/25 (a)(b)		1,500	1,495,523
ALM XI Ltd.:
Series 2014-11A, Class C, 4.52%, 10/17/26 (a)(b)		1,000	996,044
Series 2014-11A, Class D, 5.82%, 10/17/26 (a)(b)		500	472,561
ALM XII Ltd., Series 2015-12A, Class D, 6.52%, 4/16/27 (a)(b)		1,000	973,153
ALM XIV Ltd., Series 2014-14A, Class A1, 2.32%, 7/28/26 (a)(b)		4,500	4,513,763
ALM XIX Ltd.:
Series 2016-19A, Class C, 4.98%, 7/15/28 (a)(b)		2,000	2,004,190
Series 2016-19A, Class D, 7.98%, 7/15/28 (a)(b)		1,000	1,014,107
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class C1, 4.52%, 7/15/27 (a)(b)		3,000	2,920,625

Asset-Backed Securities		Par (000)	Value
Series 2015-16A, Class D, 6.37%, 7/15/27 (a)(b)	USD	1,750	$1,677,578
ALM XVII Ltd.:
Series 2015-17A, Class B1, 4.43%, 1/15/28 (a)(b)		2,600	2,612,226
Series 2015-17A, Class C1, 5.17%, 1/15/28 (a)(b)		1,000	1,000,593
ALM XVIII Ltd., Series 2016-18A, Class D, 8.26%, 7/15/27 (a)(b)		500	515,620
AmeriCredit Automobile Receivables Trust:
Series 2013-1, Class D, 2.09%, 2/08/19		1,750	1,755,220
Series 2013-4, Class C, 2.72%, 9/09/19		900	904,553
Series 2014-3, Class D, 3.13%, 10/08/20		1,980	2,008,772
Series 2016-3, Class A3, 1.46%, 5/10/21		2,570	2,561,420
Series 2016-4, Class A3, 1.53%, 7/08/21		3,790	3,775,363
AMMC CLO IX Ltd.:
Series 2011-9A, Class CR, 4.62%, 1/15/22 (a)(b)		2,950	2,958,803
Series 2011-9A, Class DR, 6.67%, 1/15/22 (a)(b)		1,750	1,750,228
Series 2011-9A, Class ER, 8.67%, 1/15/22 (a)(b)		1,750	1,750,588
AMMC CLO Ltd.:
Series 2014-15A, Class D, 4.12%, 12/09/26 (a)(b)		1,350	1,374,624
Series 2016-18A, Class D, 5.67%, 5/26/28 (a)(b)		1,500	1,502,640
Series 2016-19A, Class C, 3.68%, 10/15/28 (a)(b)		1,000	993,113
Series 2016-19A, Class E, 7.88%, 10/15/28 (a)(b)		1,000	956,000
AMMC CLO X Ltd., Series 2012-10A, Class D, 5.51%, 4/11/22 (a)(b)		1,000	999,588
AMSR Trust:
Series 2016-SFR1, Class D, 3.17%, 11/17/33 (a)(b)		5,045	5,044,991
Series 2016-SFR1, Class E, 3.92%, 11/17/33 (a)(b)		9,525	9,617,431
Anchorage Capital CLO Ltd.:
Series 2012-1A, Class DR, 8.27%, 1/13/27 (a)(b)		1,000	1,006,809
Series 2013-1A, Class B, 3.72%, 7/13/25 (a)(b)		1,000	1,001,408
Series 2014-3A, Class A2AR, 2.91%, 4/28/26 (a)(b)		3,400	3,398,667
Series 2014-3A, Class BR, 3.51%, 4/28/26 (a)(b)		1,250	1,252,091
Series 2014-3A, Class C, 4.39%, 4/28/26 (a)(b)		1,000	985,812
Series 2015-6A, Class C, 3.53%, 4/15/27 (a)(b)		1,000	1,007,344
Series 2015-7A, Class D, 4.67%, 10/15/27 (a)(b)		1,500	1,466,897
Series 2016-8A, Class D, 5.24%, 7/28/28 (a)(b)		3,000	3,019,713
Series 2016-9A, Class D, 4.95%, 1/15/29 (a)(b)		1,350	1,306,800
Series 2016-9A, Class E, 8.20%, 1/15/29 (a)(b)		1,000	943,500
Annisa CLO Ltd., Series 2016-2A, Class E, 8.28%, 7/20/28 (a)(b)		500	500,779
Apidos CLO IX:
Series 2012-9AR, Class BR, 2.73%, 7/15/23 (a)(b)		1,500	1,491,733

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	25

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2012-9AR, Class CR, 3.78%, 7/15/23 (a)(b)	USD	2,250	$2,252,328
Apidos CLO XII, Series 2013-12A, Class D, 4.07%, 4/15/25 (a)(b)		1,500	1,463,020
Apidos CLO XIV, Series 2013-14A, Class C1, 3.87%, 4/15/25 (a)(b)		1,000	1,001,199
Apidos CLO XX:
Series 2015-20A, Class A1R, 2.35%, 1/16/27 (a)(b)		7,750	7,746,648
Series 2015-20A, Class BR, 3.51%, 1/16/27 (a)(b)		1,750	1,750,000
Apidos CLO XXI, Series 2015-21A, Class A1, 2.45%, 7/18/27 (a)(b)		4,375	4,390,640
Apidos CLO XXII, Series 2015-22A, Class D, 7.03%, 10/20/27 (a)(b)		1,000	953,000
Apidos CLO XXIII, Series 2015-23A, Class D2, 6.97%, 1/14/27 (a)(b)		1,000	993,114
Apidos CLO XXV, Series 2016-25A, Class A1, 2.20%, 10/20/28 (a)(b)		17,000	17,010,431
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.47%, 9/15/26 (a)(b)		990	990,000
Arbour CLO IV DAC, Series 4X, Class E, 5.60%, 1/15/30 (b)	EUR	468	488,876
Ares Xl CLO Ltd., Series 2016-40A, Class C, 4.55%, 10/15/27 (a)(b)	USD	2,250	2,181,318
Ares XLI CLO Ltd.:
Series 2016-41A, Class A, 2.35%, 1/15/29 (a)(b)		950	948,700
Series 2016-41A, Class D, 5.09%, 1/15/29 (a)(b)		900	879,672
Ares XXV CLO Ltd., Series 2012-3A, Class CR, 3.52%, 1/17/24 (a)(b)		2,500	2,503,452
Ares XXVII CLO Ltd., Series 2013-2A, Class B, 2.84%, 7/28/25 (a)(b)		5,500	5,501,443
Ares XXXII CLO Ltd.:
Series 2014-32A, Class A2, 3.21%, 11/15/25 (a)(b)		2,500	2,479,600
Series 2014-32A, Class B, 4.16%, 11/15/25 (a)(b)		1,500	1,503,669
Ares XXXIII CLO Ltd.:
Series 2015-1A, Class CR, 5.16%, 12/05/25 (a)(b)		1,000	994,734
Series 2015-1A, Class D, 7.17%, 12/05/25 (a)(b)		1,000	993,437
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 8.27%, 7/18/28 (a)(b)		2,500	2,520,608
Ares XXXVII CLO Ltd.:
Series 2015-4A, Class D1, 7.82%, 10/15/26 (a)(b)		3,000	2,997,754
Series 2015-4A, Class D2, 8.04%, 10/15/26 (a)(b)		2,000	2,011,453
Arrowpoint CLO Ltd., Series 2013-1A, Class CR, 5.51%, 11/15/28 (a)(b)		1,200	1,179,000
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, 4.79%, 1/30/24 (a)(b)		1,000	999,125
Atlas Senior Loan Fund Ltd.:
Series 2012-1A, Class A3LR, 3.41%, 8/15/24 (a)(b)		2,000	2,004,473
Series 2012-1A, Class B1LR, 4.81%, 8/15/24 (a)(b)		2,500	2,498,481
Series 2016-7A, Class D, 4.78%, 11/30/28 (a)(b)		1,500	1,441,050
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class AR, 2.45%, 7/16/26 (a)(b)		8,500	8,509,323
Series 2014-1A, Class BR, 3.02%, 7/16/26 (a)(b)		3,500	3,486,109

Asset-Backed Securities		Par (000)	Value
Atrium IX:
Series 9A, Class C, 4.19%, 2/28/24 (a)(b)	USD	5,000	$5,002,856
Series 9A, Class D, 4.44%, 2/28/24 (a)(b)		1,000	995,600
Atrium VIII:
Series 8A, Class ER, 8.29%, 10/23/24 (a)(b)		4,250	4,267,610
Series 8I, Class SUB, 0.00%, 10/23/24 (c)		11,500	7,044,871
Atrium X, Series 10A, Class D, 4.52%, 7/16/25 (a)(b)		1,000	995,720
Atrium XII:
Series 12A, Class B, 3.29%, 10/22/26 (a)(b)		5,000	4,992,589
Series 12A, Class C, 4.09%, 10/22/26 (a)(b)		1,000	1,000,007
Avoca CLO XVII Ltd., Series 17X, Class E, 5.95%, 1/15/30 (b)	EUR	271	285,403
Babson CLO Ltd.:
Series 2012-1A, Class A2, 3.02%, 4/15/22 (a)(b)	USD	3,500	3,501,283
Series 2012-1A, Class B, 3.52%, 4/15/22 (a)(b)		4,000	4,003,554
Series 2016-1A, Class E, 7.59%, 4/23/27 (a)(b)		2,450	2,315,250
Series 2016-2A, Class E, 7.93%, 7/20/28 (a)(b)		1,000	947,500
Ballyrock CLO LLC, Series 2014-1A, Class A2, 3.28%, 10/20/26 (a)(b)		1,150	1,149,994
Ballyrock CLO Ltd., Series 2016-1A, Class C, 3.52%, 10/15/28 (a)(b)		3,500	3,460,897
Battalion CLO VII Ltd., Series 2014-7A, Class A2, 3.57%, 10/17/26 (a)(b)		3,000	2,990,568
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE1, Class M2, 2.00%, 1/25/35 (b)		2,556	2,388,042
Series 2006-EC2, Class M2, 1.18%, 2/25/36 (b)		5,801	5,158,346
Series 2006-HE7, Class 1A2, 0.93%, 9/25/36 (b)		2,110	2,109,622
Series 2006-HE9, Class 2A, 0.90%, 11/25/36 (b)		15,586	13,419,303
Series 2006-HE9, Class 3A, 0.90%, 11/25/36 (b)		23,669	20,996,574
Series 2007-HE1, Class 21A2, 0.92%, 1/25/37 (b)		2,329	2,159,346
Series 2007-HE2, Class 22A, 0.90%, 3/25/37 (b)		6,170	4,936,638
Series 2007-HE2, Class 23A, 0.90%, 3/25/37 (b)		8,713	6,731,607
Series 2007-HE3, Class 2A, 0.90%, 4/25/37 (b)		9,568	8,083,760
Series 2007-HE5, Class 2A, 0.98%, 6/25/47 (b)		27,896	24,785,691
Bear Stearns Asset Backed Securities Trust:
Series 2004-HE3, Class M2, 2.48%, 4/25/34 (b)		5,709	5,343,901
Series 2005-4, Class M2, 1.96%, 1/25/36 (b)		6,737	6,426,117
Series 2006-1, Class M1, 1.26%, 2/25/36 (b)		2,896	2,790,950
Benefit Street Partners CLO IV Ltd.:
Series 2014-IVA, Class A1R, 2.23%, 1/20/29 (a)(b)		1,790	1,788,677
Series 2014-IVA, Class A2R, 2.79%, 1/20/29 (a)(b)		2,500	2,493,119

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class E, 7.55%, 7/20/28 (a)(b)	USD	500	$485,350
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A2, 3.27%, 4/18/27 (a)(b)		4,500	4,539,536
Series 2015-VIA, Class B, 4.07%, 4/18/27 (a)(b)		500	500,002
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, 3.97%, 7/18/27 (a)(b)		4,250	4,242,175
Benefit Street Partners CLO VIII Ltd:
Series 2015-8A, Class A2, 3.28%, 1/20/28 (a)(b)		1,000	1,013,696
Series 2015-8A, Class C, 4.93%, 1/20/28 (a)(b)		1,000	988,619
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2, 2.74%, 1/15/29 (a)(b)		2,000	1,994,032
Betony CLO Ltd., Series 2015-1A, Class CR, 3.76%, 4/15/27 (a)(b)		1,000	1,005,848
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.47%, 7/15/26 (a)(b)		1,500	1,494,263
BlueMountain CLO II Ltd., Series 2006-2A, Class B, 1.37%, 7/15/18 (a)(b)		3,500	3,467,477
BlueMountain CLO Ltd.:
Series 2012-1A, Class B, 3.58%, 7/20/23 (a)(b)		1,500	1,506,148
Series 2012-1A, Class C, 4.28%, 7/20/23 (a)(b)		1,500	1,501,152
Series 2012-1A, Class D, 5.38%, 7/20/23 (a)(b)		1,850	1,848,532
Series 2012-2A, Class AR, 2.30%, 11/20/28 (a)(b)		11,500	11,503,862
Series 2012-2A, Class CR, 3.48%, 11/20/28 (a)(b)		2,000	2,005,486
Series 2012-2A, Class DR, 5.03%, 11/20/28 (a)(b)		1,250	1,247,644
Series 2013-1A, Class A1R, 2.11%, 1/20/29 (a)(b)		1,350	1,348,974
Series 2013-2A, Class A, 2.24%, 1/22/25 (a)(b)		12,000	12,008,011
Series 2013-4A, Class D, 4.72%, 4/15/25 (a)(b)		1,000	995,844
Series 2014-1A, Class A1R, 2.28%, 4/30/26 (a)(b)		3,250	3,250,000
Series 2014-4A, Class A1R, 2.29%, 11/30/26 (a)(b)		7,500	7,499,250
Series 2015-1A, Class D, 6.47%, 4/13/27 (a)(b)		1,250	1,226,672
Series 2015-4A, Class E, 7.53%, 1/20/27 (a)(b)		1,000	1,013,685
Series 2016-2A, Class D, 7.70%, 8/20/28 (a)(b)		1,000	991,686
BlueMountain EUR CLO DAC, Series 2016-1X, Class E, 6.60%, 4/25/30 (b)	EUR	450	474,352
Burnham Park CLO Ltd.:
Series 2016-1A, Class A, 2.32%, 10/20/29 (a)(b)	USD	12,000	11,989,164
Series 2016-1A, Class D, 4.71%, 10/20/29 (a)(b)		1,000	977,275
Cabela’s Credit Card Master Notes Trust, Series 2015-1A, Class A1, 2.26%, 3/15/23		1,400	1,406,173
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 5/25/29 (b)	EUR	200	212,180
Cadogan Square CLO VIII BV, Series 8X, Class E, 6.30%, 1/15/30 (b)		300	319,128
Canyon Capital CLO Ltd.:
Series 2006-1A, Class A1, 1.21%, 12/15/20 (a)(b)	USD	5,753	5,704,804

Asset-Backed Securities		Par (000)	Value
Series 2015-1A, Class B, 3.12%, 4/15/27 (a)(b)	USD	3,500	$3,487,983
Series 2016-1A, Class C, 4.57%, 4/15/28 (a)(b)		2,750	2,769,250
Series 2016-1A, Class E, 8.52%, 4/15/28 (a)(b)		1,000	995,910
Series 2016-2A, Class E, 7.60%, 10/15/28 (a)(b)		1,000	976,115
Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3, 1.34%, 4/15/22		6,200	6,143,444
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2A, Class C1R, 3.78%, 7/20/23 (a)(b)		2,250	2,252,196
Series 2012-3A, Class BR, 3.38%, 10/14/28 (a)(b)		2,000	2,006,151
Series 2012-4A, Class BR, 2.93%, 1/20/29 (a)(b)		7,250	7,210,900
Series 2012-4AR, Class CR, 3.48%, 1/20/29 (a)(b)		1,500	1,500,000
Series 2013-1A, Class C, 4.90%, 2/14/25 (a)(b)		2,000	2,004,480
Series 2013-2A, Class D, 4.77%, 4/18/25 (a)(b)		2,250	2,258,412
Series 2013-3A, Class B, 3.67%, 7/15/25 (a)(b)		2,000	2,002,547
Series 2013-3A, Class C, 4.42%, 7/15/25 (a)(b)		1,000	991,027
Series 2014-1A, Class CR, 3.77%, 4/17/25 (a)(b)		2,000	2,005,763
Series 2015-1A, Class C, 4.03%, 4/20/27 (a)(b)		250	250,313
Series 2015-2A, Class A1, 2.36%, 4/27/27 (a)(b)		6,000	6,016,972
Series 2015-4A, Class D, 6.98%, 10/20/27 (a)(b)		1,000	998,874
Series 2016-1A, Class C, 5.78%, 4/20/27 (a)(b)		1,250	1,259,617
Series 2016-1A, Class D, 8.48%, 4/20/27 (a)(b)		1,000	1,011,330
Carlyle Global Market Strategies Euro CLO DAC, Series 2015-3X, Class D, 5.55%, 1/15/29 (b)	EUR	210	222,374
Carlyle Global Market Strategies Euro CLO Ltd., Series 2015-2X, Class D, 5.50%, 9/21/29 (b)		600	636,327
CarMax Auto Owner Trust:
Series 2015-2, Class A4, 1.80%, 3/15/21	USD	3,800	3,797,607
Series 2015-3, Class A4, 1.98%, 2/16/21		2,000	2,003,637
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A4, 1.02%, 4/25/36 (b)		2,876	1,813,065
Series 2006-NC2, Class A3, 0.92%, 6/25/36 (b)		7,436	6,845,090
Series 2006-NC5, Class A3, 0.92%, 1/25/37 (b)		4,000	2,402,220
Series 2007-FRE1, Class A2, 0.97%, 2/25/37 (b)		7,830	7,530,314
Series 2007-HE1, Class A2, 0.92%, 6/25/37 (b)		7,050	6,537,957
C-BASS Mortgage Loan Trust, Series 2007-CB3, Class A1, 3.93%, 3/25/37 (d)		8,237	4,536,790
C-BASS Trust, Series 2006-CB6, Class A23, 0.91%, 7/25/36 (b)		11,554	10,507,594
Cedar Funding IV CLO Ltd., Series 2014-4A, Class A1, 2.54%, 10/23/26 (a)(b)		3,350	3,350,907
Cedar Funding V CLO Ltd., Series 2016-5A, Class C, 4.12%, 7/17/28 (a)(b)		2,000	1,994,104
Cedar Funding VI CLO Ltd.:

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	27

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2016-6A, Class A1, 2.34%, 10/20/28 (a)(b)	USD	19,000	$18,956,207
Series 2016-6A, Class B, 2.80%, 10/20/28 (a)(b)		1,750	1,736,070
Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 2.22%, 10/29/25 (a)(b)		2,250	2,250,198
Cent CLO 22 Ltd., Series 2014-22A, Class A1R, 2.30%, 11/07/26 (a)(b)		3,000	2,993,734
Cent CLO 24 Ltd., Series 2015-24A, Class D2, 7.66%, 10/15/26 (a)(b)		1,000	989,441
CFIP CLO Ltd., Series 2013-1A, Class D, 4.78%, 4/20/24 (a)(b)		1,500	1,504,544
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21		3,412	3,398,822
Series 2015-A4, Class A4, 1.84%, 4/15/22		2,770	2,755,871
Series 2016-A2, Class A, 1.37%, 6/15/21		6,980	6,922,796
Series 2016-A4, Class A, 1.49%, 7/15/22		6,000	5,896,640
Chesapeake Funding II LLC:
Series 2016-1A, Class A1, 2.11%, 3/15/28 (a)		4,220	4,214,746
Series 2016-2A, Class A1, 1.88%, 6/15/28 (a)		3,980	3,969,637
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 5.05%, 8/14/24 (a)(b)		1,750	1,748,253
Series 2012-3A, Class A3R, 3.58%, 1/29/25 (a)(b)		1,000	1,000,696
Series 2012-3A, Class B1R, 4.88%, 1/29/25 (a)(b)		1,000	1,001,936
Series 2013-1A, Class A2, 2.92%, 4/16/25 (a)(b)		2,650	2,653,917
Series 2013-3A, Class A2A, 2.89%, 10/24/25 (a)(b)		6,750	6,756,976
Series 2014-1A, Class C, 3.82%, 4/18/25 (a)(b)		1,500	1,504,229
Series 2014-3A, Class B1, 2.88%, 7/22/26 (a)(b)		1,000	1,000,343
Series 2014-3A, Class C1, 3.68%, 7/22/26 (a)(b)		2,500	2,507,202
Series 2014-4A, Class A1R, 2.38%, 10/17/26 (a)(b)		3,500	3,499,650
Series 2014-5A, Class A1R, 2.42%, 1/17/27 (a)(b)		16,250	16,281,551
Series 2014-5A, Class CR, 3.72%, 1/17/27 (a)(b)		1,000	1,003,082
Series 2015-2A, Class A, 2.47%, 4/15/27 (a)(b)		2,750	2,758,520
Series 2015-4A, Class C1, 4.83%, 10/20/27 (a)(b)		1,100	1,090,772
Series 2016-1A, Class A, 0.00%, 10/21/28 (a)(b)		1,750	1,747,885
Series 2016-1A, Class E, 7.72%, 10/21/28 (a)(b)		1,000	991,963
Citibank Credit Card Issuance Trust:
Series 2014-A1, Class A1, 2.88%, 1/23/23		5,500	5,655,494
Series 2014-A6, Class A6, 2.15%, 7/15/21		2,015	2,034,488
CNH Equipment Trust:
Series 2016-B, Class A3, 1.63%, 8/15/21		2,050	2,041,798
Series 2016-C, Class A3, 1.44%, 12/15/21		4,450	4,411,241
Cole Park CLO Ltd., Series 2015-1A, Class E, 7.13%, 10/20/28 (a)(b)		1,000	998,806

Asset-Backed Securities		Par (000)	Value
Colony American Homes:
Series 2015-1A, Class D, 2.92%, 7/17/32 (a)(b)	USD	3,675	$3,675,116
Series 2015-1A, Class E, 3.77%, 7/17/32 (a)(b)		12,772	12,818,513
Colony Starwood Homes Trust:
Series 2016-1A, Class D, 3.88%, 7/17/33 (a)(b)		14,540	14,780,750
Series 2016-1A, Class E, 4.93%, 7/17/33 (a)(b)		20,520	20,930,418
Series 2016-2A, Class D, 3.05%, 12/17/33 (a)(b)		11,450	11,492,878
Series 2016-2A, Class E, 4.05%, 12/17/33 (a)(b)		13,195	13,208,893
Conseco Finance Securitizations Corp., Series 2001-4, Class M1, 2.52%, 9/01/33 (b)		10,530	9,708,125
Conseco Financial Corp.:
Series 1996-5, Class M1, 8.05%, 7/15/27 (b)		1,865	1,883,302
Series 1997-7, Class M1, 7.03%, 7/15/28		5,728	5,578,840
Series 1998-8, Class A1, 6.28%, 9/01/30		11,301	11,881,317
Credit Acceptance Auto Loan Trust:
Series 2016-2A, Class A, 2.42%, 11/15/23 (a)		4,300	4,305,054
Series 2016-3A, Class A, 2.15%, 4/15/24 (a)		7,480	7,420,871
Credit-Based Asset Servicing and Securitization LLC:
Series 2007-CB6, Class A4, 1.11%, 7/25/37 (a)(b)		2,436	1,530,175
Series 2007-RP1, Class A, 1.08%, 5/25/46 (a)(b)		7,952	6,543,767
Cumberland Park CLO Ltd., Series 2015-2A, Class E, 6.03%, 7/20/26 (a)(b)		1,833	1,658,865
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.92%, 10/15/36 (b)		2,169	1,866,393
Discover Card Execution Note Trust:
Series 2012-A6, Class A6, 1.67%, 1/18/22		6,400	6,387,795
Series 2014-A4, Class A4, 2.12%, 12/15/21		5,000	5,043,805
Series 2015-A2, Class A, 1.90%, 10/17/22		6,240	6,211,352
Series 2016-A4, Class A4, 1.39%, 3/15/22		7,980	7,902,496
Dryden 34 Senior Loan Fund, Series 2014-34A, Class D, 4.62%, 10/15/26 (a)(b)		1,000	995,697
Dryden 36 Senior Loan Fund, Series 2014-36A, Class CR, 3.94%, 1/15/28 (a)(b)		2,750	2,747,250
Dryden 41 Senior Loan Fund, Series 2015-41A, Class E, 6.67%, 1/15/28 (a)(b)		1,000	971,369
Dryden 43 Senior Loan Fund, Series 2016-43A, Class E, 7.90%, 7/20/29 (a)(b)		1,000	1,002,500
Dryden XXV Senior Loan Fund, Series 2012-25A, Class CR, 3.25%, 1/15/25 (a)(b)		1,000	1,001,588
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class A, 2.12%, 7/15/25 (a)(b)		1,750	1,748,600
Enterprise Fleet Financing LLC:
Series 2016-2, Class A2, 1.74%, 2/22/22 (a)		3,170	3,166,372
Series 2016-2, Class A3, 2.04%, 2/22/22 (a)		1,480	1,469,701

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2017-1, Class A2, 2.13%, 7/20/22 (a)	USD	1,030	$1,029,972
Series 2017-1, Class A3, 2.60%, 7/20/22 (a)		650	649,838
Euro-Galaxy IV CLO BV, Series 2015-4X, Class E, 4.50%, 7/30/28 (b)	EUR	250	251,601
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30 (b)		300	321,953
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M1, 1.13%, 1/25/36 (b)	USD	10,000	8,229,031
Flatiron CLO Ltd.:
Series 2011-1A, Class D, 4.62%, 1/15/23 (a)(b)		1,500	1,503,039
Series 2012-1A, Class BR, 4.25%, 10/25/21 (a)(b)		1,250	1,251,818
Series 2012-1A, Class CR, 5.35%, 10/25/21 (a)(b)		725	724,582
Ford Credit Auto Owner Trust:
Series 2016-B, Class A4, 1.52%, 8/15/21		7,207	7,160,754
Series 2016-C, Class A4, 1.40%, 2/15/22		2,940	2,901,228
Ford Credit Floorplan Master Owner Trust A, Series 2016-5, Class A1, 1.95%, 11/15/21		2,200	2,195,610
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class BR, 3.53%, 4/20/23 (a)(b)		1,900	1,901,832
Galaxy XIV CLO Ltd., Series 2012-14A, Class DR, 5.38%, 11/15/26 (a)(b)		4,365	4,359,634
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1A, 2.59%, 1/24/27 (a)(b)		22,000	22,068,644
Galaxy XV CLO Ltd., Series 2013-15A, Class A, 2.27%, 4/15/25 (a)(b)		1,796	1,793,129
Galaxy XVII CLO Ltd., Series 2014-17A, Class AR, 2.42%, 7/15/26 (a)(b)		6,500	6,502,441
Galaxy XVIII CLO Ltd., Series 2014-18A, Class B, 3.07%, 10/15/26 (a)(b)		1,000	1,000,513
GMACM Home Equity Loan Trust:
Series 2006-HE4, Class A1, 0.94%, 12/25/36 (b)		12,941	12,013,260
Series 2006-HE4, Class A2, 0.94%, 12/25/36 (b)		2,506	2,326,380
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, 2.41%, 10/29/26 (a)(b)		14,750	14,738,663
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 4.18%, 4/25/25 (a)(b)		1,500	1,480,487
GoldenTree Loan Opportunities VIII Ltd., Series 2014-8A, Class D, 4.64%, 4/19/26 (a)(b)		1,000	992,503
GoldenTree Loan Opportunities XI Ltd., Series 2016-12X, Class A2, 3.19%, 4/21/27 (b)		7,750	7,702,533
Greenpoint Manufactured Housing:
Series 1999-1, Class A5, 6.77%, 8/15/29 (b)		8,744	8,576,529
Series 2000-1, Class A4, 8.14%, 3/20/30 (b)		9,556	10,084,036
Greywolf CLO V Ltd., Series 2015-1A, Class C, 4.68%, 4/25/27 (a)(b)		1,000	994,226
GSAA Home Equity Trust, Series 2006-18, Class AF6, 5.68%, 11/25/36 (d)		4,798	2,359,943
GSAMP Trust, Series 2006-HE6, Class A4, 1.00%, 8/25/36 (b)		2,727	2,223,300
Harvest CLO, Series 16X, Class E, 6.40%, 10/15/29 (b)	EUR	235	251,764
Highbridge Loan Management Ltd.:
Series 3A-2014, Class C, 4.62%, 1/18/25 (a)(b)	USD	1,375	1,358,845

Asset-Backed Securities		Par (000)	Value
Series 4A-2014, Class B, 3.89%, 7/28/25 (a)(b)	USD	1,250	$1,251,403
Series 5A-2015, Class C1, 4.09%, 1/29/26 (a)(b)		6,000	6,008,821
Series 6A-2015, Class C, 3.95%, 5/05/27 (a)(b)		1,100	1,100,030
Series 7A-2015, Class E, 6.66%, 11/15/26 (a)(b)		500	487,572
Series 8A-2016, Class D, 5.61%, 4/20/27 (a)(b)		1,000	1,000,327
Series 8A-2016, Class E, 8.93%, 4/20/27 (a)(b)		1,000	997,337
Honda Auto Receivables Owner Trust, Series 2016-4, Class A4, 1.36%, 1/18/23		2,760	2,723,919
HPS Loan Management Ltd., Series 9A-2016, Class D2, 7.47%, 7/19/27 (a)(b)		1,300	1,243,983
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.82%, 3/15/21 (a)		420	419,322
Invitation Homes Trust:
Series 2014-SFR1, Class D, 3.34%, 6/17/31 (a)(b)		7,966	7,965,983
Series 2014-SFR2, Class D, 3.52%, 9/17/31 (a)(b)		1,960	1,959,995
Series 2014-SFR2, Class E, 4.18%, 9/17/31 (a)(b)		1,500	1,500,427
Series 2014-SFR3, Class D, 3.77%, 12/17/31 (a)(b)		2,675	2,674,993
Series 2014-SFR3, Class E, 5.27%, 12/17/31 (a)(b)		13,480	13,503,616
Series 2015-SFR1, Class D, 3.77%, 3/17/32 (a)(b)		2,230	2,236,618
Series 2015-SFR3, Class D, 3.52%, 8/17/32 (a)(b)		25,825	26,007,343
Series 2015-SFR3, Class E, 4.52%, 8/17/32 (a)(b)		6,777	6,874,554
JPMorgan Mortgage Acquisition Trust:
Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (d)		4,208	2,289,522
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (d)		5,283	2,871,836
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 2.17%, 7/15/25 (a)(b)		3,000	3,000,079
LCM XV LP, Series 15A, Class C, 4.03%, 8/25/24 (a)(b)		1,500	1,503,354
LCM XVII LP, Series 17A, Class D, 4.52%, 10/15/26 (a)(b)		1,000	989,163
LCM XVIII LP, Series 18A, Class C1, 4.18%, 4/20/27 (a)(b)		1,500	1,502,010
LCM XXI LP:
Series 21A, Class A, 2.58%, 4/20/28 (a)(b)		20,000	20,109,026
Series 21A, Class D, 6.13%, 4/20/28 (a)(b)		2,000	2,038,847
Series 21A, Class E, 8.68%, 4/20/28 (a)(b)		1,500	1,521,091
Lime Street CLO Ltd., Series 2007-1A, Class B, 1.55%, 6/20/21 (a)(b)		4,000	3,898,020
Long Beach Mortgage Loan Trust:
Series 2005-3, Class 1A, 1.02%, 8/25/45 (b)		3,568	3,029,259
Series 2006-1, Class 1A, 0.98%, 2/25/36 (b)		18,461	16,130,813
Series 2006-4, Class 1A, 0.91%, 5/25/36 (b)		39,357	23,844,702
Madison Park Funding IX Ltd.:
Series 2012-9A, Class E, 6.16%, 8/15/22 (a)(b)		2,750	2,730,479

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	29

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2012-9AR, Class AR, 2.20%, 8/15/22 (a)(b)	USD	3,293	$3,293,387
Series 2012-9AR, Class B2R, 3.14%, 8/15/22 (a)(d)		2,500	2,513,381
Madison Park Funding X Ltd.:
Series 2012-10A, Class AR, 2.48%, 1/20/29 (a)(b)		12,500	12,506,947
Series 2012-10A, Class DR, 5.23%, 1/20/29 (a)(b)		2,370	2,366,317
Series 2012-10A, Class ER, 8.46%, 1/20/29 (a)(b)		1,000	979,800
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, 2.27%, 7/20/26 (a)(b)		750	749,740
Madison Park Funding XIII Ltd., Series 2014-13A, Class C, 3.77%, 1/19/25 (a)(b)		1,000	1,002,830
Madison Park Funding XIV Ltd., Series 2014-14A, Class C1, 4.13%, 7/20/26 (a)(b)		4,500	4,511,721
Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 7.33%, 1/22/28 (a)(b)		1,000	1,032,445
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 4.14%, 1/27/26 (a)(b)		1,450	1,453,982
MASTR Asset Backed Securities Trust, Series 2006-AM2, Class A4, 1.02%, 6/25/36 (a)(b)		3,831	2,522,423
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, 12/15/22		4,500	4,444,505
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 1.40%, 5/17/21 (a)(b)		4,213	4,241,087
Merrill Lynch Mortgage Investors Trust, Series 2006-HE1, Class M1, 1.15%, 12/25/36 (b)		1,500	1,306,118
Mill Creek II CLO Ltd.:
Series 2016-1A, Class C, 4.38%, 4/20/28 (a)(b)		1,000	1,003,020
Series 2016-1A, Class D, 5.12%, 4/20/28 (a)(b)		1,000	1,008,374
Series 2016-1A, Class E, 8.37%, 4/20/28 (a)(b)		1,000	1,000,377
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class AFPT, 0.83%, 11/25/36 (b)		9,618	4,441,447
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.92%, 9/25/46 (d)		851	412,786
Muir Woods CLO Ltd.:
Series 2012-1A, Class B, 3.56%, 9/14/23 (a)(b)		5,500	5,511,174
Series 2012-1A, Class C, 4.71%, 9/14/23 (a)(b)		2,000	2,001,187
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1.90%, 12/15/28 (a)(b)		1,875	1,899,442
Neuberger Berman CLO XIII Ltd.:
Series 2012-13A, Class C, 3.89%, 1/23/24 (a)(b)		2,000	2,001,875
Series 2012-13A, Class D, 5.54%, 1/23/24 (a)(b)		2,000	1,998,661
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.43%, 8/04/25 (a)(b)		750	749,876
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class BR, 3.43%, 11/14/27 (a)(b)		1,500	1,503,855

Asset-Backed Securities		Par (000)	Value
Series 2014-18A, Class CR, 5.13%, 11/14/27 (a)(b)	USD	1,250	$1,280,662
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class E, 7.47%, 1/15/28 (a)(b)		1,750	1,732,905
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class E, 7.88%, 4/20/27 (a)(b)		1,000	996,258
Neuberger Berman CLO XXII Ltd.:
Series 2016-22A, Class D, 5.21%, 10/17/27 (a)(b)		3,000	2,946,039
Series 2016-22A, Class E, 7.69%, 10/17/27 (a)(b)		1,000	974,698
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, 7.46%, 10/17/27 (a)(b)		750	748,081
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A4, 1.38%, 1/17/23		4,773	4,688,392
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.55%, 6/15/21		2,930	2,900,471
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class C2, 4.13%, 1/23/27 (a)(b)		1,850	1,856,475
Oaktree EIF II Ltd.:
Series 2014-A2, Class B, 3.21%, 11/15/25 (a)(b)		6,000	5,978,161
Series 2015-B1A, Class A, 2.46%, 2/15/26 (a)(b)		14,625	14,628,991
Series 2015-B1A, Class B, 3.21%, 2/15/26 (a)(b)		2,550	2,535,360
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 1/15/29 (a)		1,273	1,301,194
Series 1999-C, Class A2, 7.48%, 8/15/27		7,085	6,996,349
Series 2001-D, Class A3, 5.90%, 9/15/22 (b)		601	500,411
Series 2002-B, Class A4, 7.09%, 6/15/32 (b)		128	136,577
OCP CLO Ltd.:
Series 2012-2A, Class A1R, 2.28%, 11/22/25 (a)(b)		4,500	4,499,715
Series 2012-2A, Class DR, 5.35%, 11/22/25 (a)(b)		1,000	1,001,194
Series 2013-3A, Class B, 3.77%, 1/17/25 (a)(b)		1,750	1,752,727
Series 2015-8A, Class A1, 2.55%, 4/17/27 (a)(b)		4,750	4,754,504
Series 2015-8A, Class C, 4.67%, 4/17/27 (a)(b)		1,000	980,037
Series 2016-12A, Class A1, 2.46%, 10/18/28 (a)(b)		4,250	4,259,207
Series 2016-12A, Class C, 5.04%, 10/18/28 (a)(b)		1,000	989,740
Octagon Investment Partners 26 Ltd.:
Series 2016-1A, Class C, 4.37%, 4/15/27 (a)(b)		2,250	2,262,329
Series 2016-1A, Class D, 5.97%, 4/15/27 (a)(b)		1,250	1,268,670
Series 2016-1A, Class E, 8.87%, 4/15/27 (a)(b)		875	881,892
Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, 7.72%, 7/15/27 (a)(b)		1,250	1,248,699
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 6.38%, 5/05/23 (a)(b)		1,000	1,005,031

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 5.02%, 1/15/24 (a)(b)	USD	2,000	$1,998,362
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1, 2.21%, 10/25/25 (a)(b)		2,000	2,001,455
Octagon Investment Partners XX Ltd., Series 2014-1A, Class A, 2.34%, 8/12/26 (a)(b)		5,500	5,509,213
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 4.29%, 11/25/25 (a)(b)		2,000	2,005,299
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.15%, 4/20/25 (a)(b)		1,500	1,496,810
OHA Loan Funding Ltd, Series 2015-1A, Class AR, 2.35%, 8/15/29 (a)(b)		1,000	998,841
OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		2,142	2,144,067
OZLM Funding Ltd., Series 2012-1A, Class DR, 7.74%, 7/22/27 (a)(b)		1,500	1,499,054
OZLM IX Ltd., Series 2014-9A, Class B, 4.33%, 1/20/27 (a)(b)		1,500	1,504,044
OZLM XI Ltd.:
Series 2015-11A, Class A1A, 2.44%, 1/30/27 (a)(b)		8,750	8,791,506
Series 2015-11A, Class B, 3.89%, 1/30/27 (a)(b)		3,750	3,746,181
Series 2015-11A, Class C2, 4.64%, 1/30/27 (a)(b)		1,100	1,075,987
OZLM XII Ltd.:
Series 2015-12A, Class A1, 2.34%, 4/30/27 (a)(b)		2,750	2,761,776
Series 2015-12A, Class A2, 2.89%, 4/30/27 (a)(b)		2,500	2,493,835
Series 2015-12A, Class D, 6.29%, 4/30/27 (a)(b)		1,250	1,189,933
OZLM XIII Ltd.:
Series 2015-13A, Class B, 3.59%, 7/30/27 (a)(b)		4,600	4,591,517
Series 2015-13A, Class C, 5.39%, 7/30/27 (a)(b)		1,000	1,013,335
OZLM XIV Ltd., Series 2015-14A, Class C, 5.37%, 1/15/29 (a)(b)		950	951,825
OZLME BV, Series 1X, Class E, 6.45%, 1/18/30 (b)	EUR	238	244,282
Palmer Square CLO Ltd., Series 2014-1A, Class CR, 4.96%, 1/17/27 (a)(b)	USD	500	495,850
PFS Financing Corp., Series 2016-BA, Class A, 1.87%, 10/15/21 (a)		830	821,700
Pinnacle Park CLO Ltd., Series 2014-1A, Class CR, 3.60%, 4/15/26 (a)(b)		1,500	1,500,000
Pretium Mortgage Credit Partners I LLC:
Series 2015-NPL4, Class A1, 4.38%, 11/27/30 (a)(d)		10,254	10,331,040
Series 2016-NPL3, Class A1, 4.38%, 5/27/31 (a)(d)		14,111	14,223,608
Progress Residential Trust:
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (a)		1,625	1,675,876
Series 2016-SFR1, Class D, 3.45%, 9/17/33 (a)(b)		7,345	7,407,832
Series 2016-SFR1, Class E, 4.62%, 9/17/33 (a)(b)		4,640	4,707,965
Series 2016-SFR2, Class D, 3.27%, 1/17/34 (a)(b)		17,135	17,152,157
Series 2016-SFR2, Class E, 4.32%, 1/17/34 (a)(b)		15,575	15,715,395
Race Point IX CLO Ltd., Series 2015-9A, Class A1, 2.53%, 4/15/27 (a)(b)		1,000	1,002,240

Asset-Backed Securities		Par (000)	Value
Race Point V CLO Ltd., Series 2011-5AR, Class ER, 6.96%, 12/15/22 (a)(b)	USD	1,500	$1,502,067
Race Point VII CLO Ltd., Series 2012-7A, Class CR, 2.65%, 11/08/24 (a)(b)		5,500	5,505,865
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 2.16%, 2/20/25 (a)(b)		3,500	3,504,012
Santander Drive Auto Receivables Trust:
Series 2014-4, Class D, 3.10%, 11/16/20		2,000	2,028,591
Series 2016-2, Class A3, 1.56%, 5/15/20		1,040	1,039,720
Series 2016-3, Class A3, 1.50%, 8/17/20		2,730	2,721,555
Shackleton II CLO Ltd.:
Series 2012-2A, Class B1R, 2.05%, 10/20/23 (a)(b)		3,500	3,470,510
Series 2012-2A, Class CR, 3.68%, 10/20/23 (a)(b)		1,000	1,001,121
Sheridan Square CLO Ltd., Series 2013-1A, Class A1, 2.07%, 4/15/25 (a)(b)		7,850	7,844,441
Silvermore CLO Ltd., Series 2014-1A, Class A1, 2.36%, 5/15/26 (a)(b)		1,982	1,979,652
SLM Private Credit Student Loan Trust, Series 2005-B, Class A2, 1.14%, 3/15/23 (b)		245	244,239
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,130	1,154,403
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		2,185	2,215,403
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		5,034	5,039,728
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		525	524,132
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		815	812,292
Series 2013-B, Class A2B, 1.87%, 6/17/30 (a)(b)		1,455	1,465,958
SMB Private Education Loan Trust:
Series 2014-A, Class A2A, 3.05%, 5/15/26 (a)		4,800	4,863,485
Series 2015-C, Class A2B, 2.10%, 7/15/27 (a)(b)		2,375	2,414,747
Series 2016-A, Class A2A, 2.70%, 5/15/31 (a)		960	950,751
Series 2016-B, Class A2A, 2.43%, 2/17/32 (a)		1,085	1,064,682
Series 2016-C, Class A2A, 2.34%, 9/15/34 (a)		4,030	3,905,276
SoFi Professional Loan Program LLC:
Series 2015-D, Class A2, 2.72%, 10/27/36 (a)		1,752	1,761,047
Series 2016-A, Class A1, 2.51%, 8/25/36 (a)(b)		3,167	3,253,561
Series 2016-C, Class A2B, 2.36%, 12/27/32 (a)		430	425,005
Series 2016-D, Class A2A, 1.53%, 4/25/33 (a)		1,532	1,530,978
Series 2016-D, Class A2B, 2.34%, 4/25/33 (a)		570	562,209
Sound Point CLO I Ltd., Series 2012-1A, Class C, 4.18%, 10/20/23 (a)(b)		1,000	1,001,681
Sound Point CLO II Ltd., Series 2013-1A, Class A1L, 2.23%, 4/26/25 (a)(b)		3,400	3,390,963
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 4.54%, 1/21/26 (a)(b)		1,000	979,020
Sound Point CLO IX Ltd., Series 2015-2A, Class D, 4.58%, 7/20/27 (a)(b)		1,000	975,314

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	31

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Sound Point CLO VI Ltd., Series 2014-2A, Class A1, 2.39%, 10/20/26 (a)(b)	USD	1,000	$998,632
Sound Point CLO VII Ltd., Series 2014-3A, Class AR, 2.32%, 1/23/27 (a)(b)		4,250	4,250,000
Sound Point CLO XII Ltd.:
Series 2016-2A, Class D, 4.73%, 10/20/28 (a)(b)		1,000	1,010,806
Series 2016-2A, Class E, 6.88%, 10/20/28 (a)(b)		1,500	1,493,161
St. Paul’s CLO VII DAC, Series 7X, Class E, 0.00%, 4/30/30 (b)	EUR	200	204,955
Stanwich Mortgage Loan Co., Series 2016-NPA1, Class NOTE, 3.84%, 10/16/46 (a)(b)	USD	30,853	30,664,790
Symphony CLO XI Ltd., Series 2013-11A, Class C, 4.17%, 1/17/25 (a)(b)		7,000	7,009,754
Symphony CLO XII Ltd., Series 2013-12A, Class C, 3.77%, 10/15/25 (a)(b)		3,250	3,255,166
Symphony CLO XV Ltd.:
Series 2014-15A, Class A, 2.47%, 10/17/26 (a)(b)		2,000	2,004,029
Series 2014-15A, Class C, 4.22%, 10/17/26 (a)(b)		1,750	1,752,085
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.47%, 7/15/28 (a)(b)		1,000	944,995
Symphony CLO XVII Ltd., Series 2016-17A, Class D, 5.76%, 4/15/28 (a)(b)		750	755,517
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, 4.95%, 1/23/28 (a)(b)		1,000	993,212
Synchrony Credit Card Master Note Trust:
Series 2016-1, Class A, 2.04%, 3/15/22		5,000	5,026,082
Series 2016-2, Class A, 2.21%, 5/15/24		6,400	6,375,716
Series 2016-3, Class A, 1.58%, 9/15/22		3,410	3,377,040
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, 3.32%, 12/21/29 (a)(b)		4,000	3,984,343
TICP CLO I Ltd.:
Series 2014-1A, Class A1, 2.38%, 4/26/26 (a)(b)		2,000	2,000,990
Series 2015-1A, Class A, 2.53%, 7/20/27 (a)(b)		2,750	2,747,830
TICP CLO III Ltd.:
Series 2014-3A, Class A, 2.57%, 1/20/27 (a)(b)		2,750	2,750,789
Series 2014-3A, Class B1, 3.38%, 1/20/27 (a)(b)		5,000	4,999,149
Towd Point Mortgage Trust:
Series 2016-3, Class A1, 2.25%, 8/25/55 (a)(b)		1,983	1,966,245
Series 2016-4, Class A1, 2.25%, 7/25/56 (a)(b)		3,572	3,534,403
Treman Park CLO Ltd., Series 2015-1A, Class D, 4.74%, 4/20/27 (a)(b)		1,000	1,003,446
Trimaran CLO VII Ltd., Series 2007-1A, Class A3L, 1.63%, 6/15/21 (a)(b)		3,000	2,993,288
U.S. Residential Opportunity Fund II Trust:
Series 2016-1II, Class A, 3.47%, 7/27/36 (a)(d)		1,165	1,155,919
Series 2016-2II, Class A, 3.47%, 8/27/36 (a)(d)		3,494	3,476,051
Series 2016-3II, Class A, 3.60%, 10/27/36 (a)(d)		1,146	1,142,329
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36 (a)(d)		5,786	5,761,791
Series 2016-2III, Class A, 3.47%, 8/27/36 (a)(d)		11,238	11,179,452
Series 2016-3III, Class A, 3.60%, 10/27/36 (a)(d)		3,071	3,058,751

Asset-Backed Securities		Par (000)	Value
U.S. Residential Opportunity Fund IV Trust:
Series 2016-1IV, Class A, 3.47%, 7/27/36 (a)(d)	USD	10,973	$10,915,710
Series 2016-2IV, Class NOTE, 3.47%, 8/27/36 (a)(d)		3,546	3,527,046
Series 2016-3IV, Class A, 3.60%, 10/27/36 (a)(d)		2,287	2,275,838
USAA Auto Owner Trust, Series 2016-1, Class A4, 1.39%, 11/15/21		2,616	2,586,601
Venture X CLO Ltd., Series 2012-10A, Class BR, 2.86%, 7/20/22 (a)(b)		9,500	9,518,617
Venture XX CLO Ltd.:
Series 2015-20A, Class A, 2.51%, 4/15/27 (a)(b)		7,775	7,782,775
Series 2015-20A, Class B1, 3.12%, 4/15/27 (a)(b)		1,000	1,002,391
Series 2015-20A, Class C, 4.17%, 4/15/27 (a)(b)		600	600,745
Venture XXIV CLO Ltd., Series 2016-24A, Class A1P, 2.38%, 10/20/28 (a)(b)		3,750	3,760,368
Venture XXVI CLO Ltd., Series 2017-26A, Class D, 5.30%, 1/20/29 (a)(b)		1,000	1,000,000
Vibrant CLO II Ltd., Series 2013-2A, Class C, 4.64%, 7/24/24 (a)(b)		1,000	996,124
Vibrant CLO III Ltd.:
Series 2015-3A, Class A1R, 2.36%, 4/20/26 (a)(b)		4,380	4,377,891
Series 2015-3A, Class A2R, 2.93%, 4/20/26 (a)(b)		1,000	997,771
Series 2015-3A, Class BR, 3.83%, 4/20/26 (a)(b)		1,500	1,500,000
Vibrant CLO IV Ltd., Series 2016-4A, Class C, 3.93%, 7/20/28 (a)(b)		4,100	4,069,015
Vibrant CLO V Ltd., Series 2016-5A, Class C, 3.80%, 1/20/29 (a)(b)		1,000	983,653
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (a)(d)		12,832	12,872,657
Voya CLO Ltd.:
Series 2012-2A, Class BR, 2.97%, 10/15/22 (a)(b)		11,750	11,729,824
Series 2012-2A, Class CR, 3.97%, 10/15/22 (a)(b)		2,500	2,502,541
Series 2012-3A, Class AR, 2.34%, 10/15/22 (a)(b)		977	977,282
Series 2013-2A, Class A1, 2.03%, 4/25/25 (a)(b)		3,500	3,502,195
Series 2013-2A, Class C, 4.38%, 4/25/25 (a)(b)		1,000	987,635
Series 2013-3A, Class A2, 2.82%, 1/18/26 (a)(b)		750	750,506
Series 2014-1AR, Class BR, 3.28%, 4/18/26 (a)(b)		2,000	2,006,209
Series 2014-4A, Class A1, 2.52%, 10/14/26 (a)(b)		5,000	5,008,645
Series 2014-4A, Class A2A, 3.42%, 10/14/26 (a)(b)		2,000	1,985,558
Series 2014-4A, Class B, 4.37%, 10/14/26 (a)(b)		1,800	1,804,631
Series 2015-1A, Class A2, 3.12%, 4/18/27 (a)(b)		5,750	5,768,125
Series 2015-2A, Class D, 4.44%, 7/23/27 (a)(b)		1,750	1,684,479
Series 2016-2A, Class D, 7.63%, 7/19/28 (a)(b)		1,500	1,482,999
Series 2016-3A, Class C, 4.67%, 10/18/27 (a)(b)		1,500	1,483,291
Series 2016-3A, Class D, 7.67%, 10/18/27 (a)(b)		1,000	976,900

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE1, Class A, 0.90%, 7/25/37 (a)(b)	USD	5,282	$4,693,012
Washington Mutual Asset-Backed Securities Asset-Backed Certificates, Series 2006-HE5, Class 1-A, 0.91%, 10/25/36 (b)		24,009	17,629,713
Webster Park CLO Ltd.:
Series 2015-1A, Class B1, 4.13%, 1/20/27 (a)(b)		4,300	4,307,486
Series 2015-1A, Class C, 5.08%, 1/20/27 (a)(b)		4,600	4,572,373
Series 2015-1A, Class D, 7.13%, 1/20/27 (a)(b)		2,250	2,159,303
Westcott Park CLO Ltd.:
Series 2016-1A, Class D, 5.38%, 7/20/28 (a)(b)		500	501,077
Series 2016-1A, Class E, 8.23%, 7/20/28 (a)(b)		1,000	1,000,000
WestVue Mortgage Loan Trust, Series 2015-1A, Class A, 4.50%, 9/25/20 (a)(d)		5,769	5,831,471
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59%, 5/20/25 (a)		450	447,981
World Financial Network Credit Card Master Trust:
Series 2013-A, Class A, 1.61%, 12/15/21		5,070	5,075,070
Series 2016-A, Class A, 2.03%, 4/15/25		2,910	2,861,416
York CLO 1 Ltd., Series 2014-1A, Class D, 4.98%, 1/22/27 (a)(b)		2,800	2,779,483
York CLO 2 Ltd., Series 2015-1A, Class E, 7.29%, 10/22/27 (a)(b)		1,000	985,635
York CLO 3 Ltd., Series 2016-1A, Class E, 6.71%, 7/20/25 (a)(b)		2,000	1,905,204
York CLO 4 Ltd., Series 2016-2A, Class D, 4.96%, 1/20/30 (a)(b)		1,750	1,724,647
Ziggurat CLO Ltd., Series 2014-1A, Class A1, 2.60%, 10/17/26 (a)(b)		4,000	4,007,732
Total Asset-Backed Securities — 12.6%			1,787,668,376

Common Stocks		Shares
Aerospace & Defense — 0.1%
BAE Systems PLC		891,030	6,544,366
Boeing Co.		10,933	1,786,671
Northrop Grumman Corp.		7,733	1,771,476
TransDigm Group, Inc.		1,476	319,406
United Technologies Corp.		46,499	5,099,545

			15,521,464
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.		2,061	156,760
Deutsche Post AG, Registered Shares		603,992	20,273,129
Royal Mail PLC		213,614	1,109,378
United Parcel Service, Inc., Class B		52,244	5,701,388

			27,240,655
Airlines — 0.0%
AirAsia BHD		69,000	39,722
Deutsche Lufthansa AG, Registered Shares		32,748	437,470
InterGlobe Aviation Ltd. (a)		254,638	3,396,083
Singapore Airlines Ltd.		385,100	2,712,273

			6,585,548
Auto Components — 0.1%
Bridgestone Corp.		37,700	1,382,682
Continental AG		1,537	300,890
Cub Elecparts, Inc.		228,559	1,802,646

Common Stocks	Shares	Value
Auto Components (continued)
Nokian Renkaat Oyj	104,933	$3,936,425
Sumitomo Rubber Industries Ltd.	9,200	143,694

		7,566,337
Automobiles — 0.3%
Bayerische Motoren Werke AG	129,102	11,788,393
Bayerische Motoren Werke AG, Preference Shares	24,664	1,852,886
Daimler AG, Registered Shares	182,649	13,736,533
Ford Motor Co.	22,646	279,905
Ford Otomotiv Sanayi A/S	5,999	55,521
Fuji Heavy Industries Ltd.	1,000	40,016
Geely Automobile Holdings Ltd.	85,000	100,464
Harley-Davidson, Inc.	10,827	617,572
Hero MotoCorp Ltd.	48,987	2,290,337
Honda Motor Co. Ltd.	11,700	348,179
Nissan Motor Co. Ltd.	228,900	2,264,547
Peugeot SA (e)	2,566	47,755
Suzuki Motor Corp.	34,000	1,312,158
Toyota Motor Corp.	27,700	1,610,834

		36,345,100
Banks — 0.7%
Akbank TAS	123,239	274,699
Bank Negara Indonesia Persero Tbk PT	8,013,300	3,423,774
Canadian Imperial Bank of Commerce	49,711	4,233,219
China Construction Bank Corp., H Shares	3,755,000	2,783,916
Citizens Financial Group, Inc.	209,927	7,593,060
Credicorp Ltd.	24,764	4,053,372
Danske Bank A/S	205,883	6,867,126
DBS Group Holdings Ltd.	380,400	5,142,999
Industrial & Commercial Bank of China Ltd., H Shares	2,105,000	1,286,966
Itau UniBanco Holding SA — ADR, Preference Shares	885,524	10,458,038
Kasikornbank Pcl — NVDR	350,100	1,875,909
Krung Thai Bank Pcl — NVDR	351,100	189,528
Lloyds Banking Group PLC	5,474,810	4,490,465
M&T Bank Corp.	47,265	7,683,871
Mega Financial Holding Co. Ltd.	3,466,000	2,583,860
Nordea Bank AB	150,678	1,819,027
OTP Bank PLC	18,934	582,229
Seven Bank Ltd.	141,300	404,811
Siam Commercial Bank Pcl — NVDR	921,300	3,952,725
Skandinaviska Enskilda Banken AB	139,105	1,562,540
Svenska Handelsbanken AB, A Shares	628,157	9,377,572
Swedbank AB, A Shares	18,426	465,902
U.S. Bancorp	136,147	7,168,140
Wells Fargo & Co.	113,542	6,395,821

		94,669,569
Beverages — 0.3%
Anheuser-Busch InBev SA	47,833	4,994,655
Coca-Cola Amatil Ltd.	26,170	193,535
Coca-Cola Co.	322,155	13,391,983
Coca-Cola Femsa SAB de CV, Series L	114,900	711,875
Diageo PLC	278,782	7,743,994
Dr. Pepper Snapple Group, Inc.	24,530	2,237,136
PepsiCo, Inc.	113,309	11,759,208

		41,032,386
Biotechnology — 0.1%
AbbVie, Inc.	99,117	6,057,040
Biocon Ltd.	171,952	2,555,610

		8,612,650

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	33

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Building Products — 0.0%
Fortune Brands Home & Security, Inc.	22,542	$1,242,740
Masco Corp.	19,951	657,385

		1,900,125
Capital Markets — 0.1%
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros SA	388,208	2,277,924
CETIP SA — Mercados Organizados	10,300	153,792
CME Group, Inc.	3,999	484,199
Daiwa Securities Co. Ltd.	72,000	459,092
IG Group Holdings PLC	613,439	4,123,860
London Stock Exchange Group PLC	160,502	6,425,907
Macquarie Group Ltd.	10,360	665,270

		14,590,044
Chemicals — 0.2%
Braskem SA, Class A, Preference Shares	4,200	43,372
Covestro AG (a)	23,063	1,735,586
Evonik Industries AG	1,600	51,939
Givaudan SA, Registered Shares	4,027	7,260,040
Koninklijke DSM NV	115,357	7,354,092
Mitsubishi Chemical Holdings Corp.	107,700	751,203
Mitsui Chemicals, Inc.	34,000	159,888
Sika AG	1,089	5,722,970
Sumitomo Chemical Co. Ltd.	25,000	133,200
Syngenta AG, Registered Shares	5,493	2,334,599
TSRC Corp.	2,211,000	2,558,887
Yara International ASA	140,806	5,937,171

		34,042,947
Commercial Services & Supplies — 0.1%
Edenred	178,260	3,886,549
ISS A/S	78,673	2,801,420
Loomis AB, Class B	112,081	3,280,352
Sohgo Security Services Co. Ltd.	2,600	97,827
Waste Management, Inc.	25,522	1,773,779

		11,839,927
Communications Equipment — 0.1%
Cisco Systems, Inc.	556,190	17,086,157
Telefonaktiebolaget LM Ericsson, B Shares	11,704	69,268

		17,155,425
Construction & Engineering — 0.3%
Boskalis Westminster	87,146	3,224,236
Bouygues SA	164,340	5,971,484
HOCHTIEF AG	24,677	3,517,748
Kajima Corp.	10,000	69,698
Skanska AB, B Shares	395,529	9,670,730
SPIE SA	238,528	5,409,669
Vinci SA	132,657	9,298,846

		37,162,411
Construction Materials — 0.0%
Ambuja Cements Ltd.	397,571	1,342,469
Anhui Conch Cement Co. Ltd., H Shares	845,500	2,720,791
Siam Cement Pcl — NVDR	26,600	382,364

		4,445,624
Containers & Packaging — 0.1%
International Paper Co.	184,341	10,433,701
Distributors — 0.1%
Genuine Parts Co.	102,590	9,931,738
Jardine Cycle & Carriage Ltd.	101,700	2,982,183

		12,913,921

Common Stocks	Shares	Value
Diversified Consumer Services — 0.1%
H&R Block, Inc.	460,699	$9,886,601
Kroton Educacional SA	1,563,362	6,702,745

		16,589,346
Diversified Financial Services — 0.0%
Challenger Ltd.	55,085	460,917
Deutsche Boerse AG (e)	54,278	5,008,448
Fubon Financial Holding Co. Ltd.	156,000	253,539
Pargesa Holding SA	17,006	1,132,815

		6,855,719
Diversified Telecommunication Services — 0.6%
BCE, Inc.	14,263	642,972
CenturyLink, Inc.	5,348	138,299
Chunghwa Telecom Co. Ltd.	121,000	394,666
Elisa Oyj	112,773	3,800,201
HKT Trust & HKT Ltd.	1,430,000	1,997,590
Koninklijke KPN NV	4,339,639	12,502,447
Nippon Telegraph & Telephone Corp.	94,800	4,187,536
PCCW Ltd.	2,025,000	1,229,103
Proximus SADP	6,632	190,470
Swisscom AG, Registered Shares	20,536	9,059,378
Telefonica SA	1,299,312	12,571,039
Telekomunikasi Indonesia Persero Tbk PT	6,534,100	1,894,137
Telia Co AB	2,059,908	8,355,893
TELUS Corp.	406,910	13,583,993
Verizon Communications, Inc.	213,456	10,461,479

		81,009,203
Electric Utilities — 0.4%
CLP Holdings Ltd.	248,000	2,420,625
Duke Energy Corp.	11,249	883,496
EDP — Energias de Portugal SA	1,831,982	5,327,653
EDP — Energias do Brasil SA	61,300	273,322
Endesa SA	484,565	9,993,008
Enel SpA	2,818,566	11,783,456
Enersis Americas SA	1,120,239	200,514
Equatorial Energia SA	42,600	785,459
FirstEnergy Corp.	8,808	267,059
Fortum Oyj	434,149	6,926,757
Interconexion Electrica SA ESP	29,843	107,750
NextEra Energy, Inc.	396	48,993
Red Electrica Corp SA	176,728	3,160,273
Southern Co.	9,422	465,729
Terna Rete Elettrica Nazionale SpA	1,482,605	6,502,486
Xcel Energy, Inc.	23,798	983,333

		50,129,913
Electrical Equipment — 0.1%
Bizlink Holding, Inc.	357,000	1,890,654
Eaton Corp. PLC	9,309	658,891
Schneider Electric SE	86,386	6,181,302

		8,730,847
Electronic Equipment, Instruments & Components — 0.1%
AAC Technologies Holdings, Inc.	85,500	878,059
CDW Corp.	889	45,792
Chin-Poon Industrial Co. Ltd.	1,031,000	2,047,520
Corning, Inc.	19,832	525,350
Delta Electronics Thailand Pcl — NVDR	73,200	178,156
Hexagon AB, B Shares	167,557	6,628,000
Hon Hai Precision Industry Co. Ltd.	1,243,655	3,335,207
KCE Electronics Pcl — NVDR	49,900	154,594
TE Connectivity Ltd.	12,301	914,579

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Tongda Group Holdings Ltd.	11,070,000	$3,093,342
Tripod Technology Corp.	598,000	1,457,726

		19,258,325
Energy Equipment & Services — 0.0%
John Wood Group PLC	308,445	3,263,029
Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc.	54,028	5,987,383
Assura PLC	12,478,530	8,147,707
Boston Properties, Inc.	46,770	6,122,193
British Land Co. PLC	1,096,641	8,060,549
Camden Property Trust	7,824	653,852
CapitaLand Mall Trust	39,100	53,728
Charter Hall Retail REIT	2,512,399	8,058,134
Crown Castle International Corp.	741	65,082
DuPont Fabros Technology, Inc.	150,931	7,166,204
EPR Properties (f)	217,287	16,072,719
First Industrial Realty Trust, Inc. (f)	301,675	7,798,299
GGP, Inc.	14,270	354,467
Gramercy Property Trust	260,970	6,873,950
Host Hotels & Resorts, Inc.	5,640	101,915
Ichigo Hotel REIT Investment Corp.	2,103	2,371,243
Ingenia Communities Group	3,030,168	5,997,964
Japan Rental Housing Investments, Inc.	13,168	9,634,164
Japan Senior Living Investment Corp. (f)(g)	3,167	4,078,308
Kenedix Retail REIT Corp.	1,197	2,884,748
Kimco Realty Corp.	12,545	312,245
Liberty Property Trust	208,099	7,988,921
Link REIT	852,000	5,822,212
National Storage REIT	7,964,204	8,728,753
NSI NV	687,893	2,794,432
Ovation Acquisition I LLC (Acquired 12/28/15, cost $8,213) (e)(h)	8,213	8,213
Public Storage	3,054	656,610
Ramco-Gershenson Properties Trust	456,990	7,430,657
Retail Properties of America, Inc., Class A	877,681	13,138,885
Scentre Group	893,590	2,981,820
Secure Income REIT PLC	2,473,759	9,880,596
Simon Property Group, Inc.	54,319	9,982,203
STAG Industrial, Inc. (f)	347,483	8,040,757
Sun Communities, Inc.	74,269	5,849,426
Target Healthcare REIT Ltd.	3,530,000	4,943,603
Tritax Big Box REIT PLC	3,579,356	6,231,936
UDR, Inc.	367,040	12,828,048
Unibail-Rodamco SE	70,171	16,171,114
Vastned Retail NV	204,394	7,538,318
Ventas, Inc.	748	46,129
Viva Energy REIT	5,861,524	9,999,313
Welltower, Inc.	16,623	1,102,105
Wereldhave NV	232,815	10,205,415
Westfield Corp.	1,388,256	9,254,589

		262,418,909
Food & Staples Retailing — 0.2%
BIM Birlesik Magazalar A/S	3,684	52,587
CVS Health Corp.	64,113	5,052,746
Koninklijke Ahold Delhaize NV	395,965	8,435,586
Lawson, Inc.	18,700	1,364,966
METRO AG	13,444	460,066
Seven & i Holdings Co. Ltd.	38,000	1,517,278
SPAR Group Ltd.	281,301	3,976,834
Sysco Corp.	30,259	1,587,387
Wal-Mart de Mexico SAB de CV	238,000	421,138
Wal-Mart Stores, Inc.	100,418	6,701,897

		29,570,485

Common Stocks	Shares	Value
Food Products — 0.2%
Calbee, Inc.	6,300	$205,083
Campbell Soup Co.	19,103	1,188,780
Charoen Pokphand Foods Pcl — NVDR	467,000	378,103
General Mills, Inc.	57,584	3,597,848
Gruma SAB de CV, B Shares	23,440	314,774
Hershey Co.	3,056	322,316
Hormel Foods Corp.	14,646	531,650
Ingredion, Inc.	7,268	931,685
JBS SA	150,500	568,357
Kellogg Co.	17,710	1,287,694
M Dias Branco SA	1,300	51,124
McCormick & Co., Inc., Non-Voting Shares	3,478	332,323
Nestlé SA, Registered Shares	186,861	13,690,285
NH Foods Ltd.	12,000	326,589
Tyson Foods, Inc., Class A	14,465	908,257
Uni-President Enterprises Corp.	75,000	128,659
WH Group Ltd. (a)	51,500	39,116

		24,802,643
Gas Utilities — 0.0%
Enagas SA	46,588	1,144,172
Gas Natural SDG SA	277,068	5,344,674
Osaka Gas Co. Ltd.	13,000	48,729
Tokyo Gas Co. Ltd.	119,000	528,106

		7,065,681
Health Care Equipment & Supplies — 0.1%
Ansell Ltd.	489,671	8,826,049
ResMed, Inc.	994	67,135

		8,893,184
Health Care Providers & Services — 0.2%
Aetna, Inc.	4,513	535,287
Alfresa Holdings Corp.	2,800	46,089
AmerisourceBergen Corp.	34,194	2,984,452
Anthem, Inc.	7,121	1,097,631
Cardinal Health, Inc.	73,098	5,479,426
Express Scripts Holding Co. (e)	23,735	1,634,867
Humana, Inc.	1,880	373,180
McKesson Corp.	16,041	2,232,105
Miraca Holdings, Inc.	1,000	45,576
Patterson Cos., Inc.	5,631	234,306
Qualicorp SA	343,856	2,249,015
Quest Diagnostics, Inc.	983	90,357
Sonic Healthcare Ltd.	375,145	5,916,503
UnitedHealth Group, Inc.	23,113	3,746,617

		26,665,411
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp.	23,298	1,290,243
Compass Group PLC	4,544	80,870
Darden Restaurants, Inc.	40,649	2,978,759
Domino’s Pizza, Inc.	3,153	550,325
Flight Centre Travel Group Ltd.	2,533	57,592
InterContinental Hotels Group PLC	13,078	607,302
Las Vegas Sands Corp.	16,707	878,454
McDonald’s Corp.	51,292	6,286,860
Sands China Ltd.	1,007,200	4,431,647
Wyndham Worldwide Corp.	22,258	1,759,717

		18,921,769
Household Durables — 0.0%
Arcelik A/S	183,234	1,111,401
Barratt Developments PLC	121,022	729,832
Electrolux AB, Series B	45,557	1,211,411

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	35

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Household Durables (continued)
Persimmon PLC	21,444	$522,300
Rinnai Corp.	1,400	118,975
Sekisui House Ltd.	18,400	297,644

		3,991,563
Household Products — 0.0%
Church & Dwight Co., Inc.	7,920	358,142
Kimberly-Clark Corp.	1,694	205,194

		563,336
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	140,847	1,611,290
AES Tiete Energia SA	459,264	886,325
AES Tiete Energia SA, Preference Shares	1,338,432	1,214,787
Engie Brasil Energia SA	10,600	120,428
Glow Energy Pcl — NVDR	127,500	282,411
NTPC Ltd.	2,926,222	7,437,976

		11,553,217
Industrial Conglomerates — 0.1%
3M Co.	49,633	8,676,841
Alfa SAB de CV	129,900	168,561
Bidvest Group Ltd.	136,712	1,610,017
NWS Holdings Ltd.	60,000	107,817

		10,563,236
Insurance — 1.1%
Admiral Group PLC	9,158	205,177
Aflac, Inc.	10,964	767,370
AIA Group Ltd.	427,400	2,646,184
Allianz SE, Registered Shares	79,069	13,438,988
ASR Nederland NV (e)	41,539	1,140,539
AXA SA	1,051,436	25,841,551
CNP Assurances	163,078	3,064,718
Direct Line Insurance Group PLC	333,576	1,494,362
Gjensidige Forsikring ASA	173,431	2,984,560
Hannover Rueck SE	25,895	2,852,337
Hyundai Marine & Fire Insurance Co. Ltd.	126,222	3,271,334
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	82,435	15,523,111
NN Group NV	148,331	5,253,296
Powszechny Zaklad Ubezpieczen SA	743,728	6,544,600
Rsa Insurance Group PLC	821,871	5,950,773
Sampo Oyj, A Shares	381,336	17,659,196
Samsung Life Insurance Co. Ltd.	28,569	2,729,749
Sanlam Ltd.	848,549	4,099,220
SCOR SE	129,383	4,378,851
Swiss Re AG	167,108	15,616,015
Tryg A/S	151,479	2,898,276
UnipolSai SpA	1,027,743	2,143,421
Zurich Insurance Group AG	69,527	20,021,945

		160,525,573
Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc. (e)	787	648,079
Internet Software & Services — 0.1%
Kakaku.Com, Inc.	9,500	171,977
NetEase, Inc. — ADR	16,139	4,097,692
Rightmove PLC	77,639	3,935,320

		8,204,989
IT Services — 0.1%
Automatic Data Processing, Inc.	4,683	472,936
Fujitsu Ltd.	16,000	92,991
HCL Technologies Ltd.	179,916	2,154,658
International Business Machines Corp.	24,214	4,225,827
Nomura Research Institute Ltd.	15,950	544,986

Common Stocks	Shares	Value
IT Services (continued)
Obic Co. Ltd.	1,100	$52,798
Otsuka Corp.	15,500	797,691
Paychex, Inc.	71,498	4,310,614
Tata Consultancy Services Ltd.	76,563	2,517,645
Western Union Co.	43,883	859,229

		16,029,375
Leisure Products — 0.1%
Mattel, Inc.	394,138	10,330,357
Life Sciences Tools & Services — 0.0%
Lonza Group AG, Registered Shares	4,786	879,280
Machinery — 0.2%
Cummins, Inc.	3,967	583,189
Hoshizaki Corp.	2,000	162,982
Kone Oyj, Class B	284,380	12,857,158
Metso Oyj	105,789	3,252,290
Wartsila Oyj Abp	122,265	6,140,092

		22,995,711
Marine — 0.0%
Kuehne + Nagel International AG	7,602	1,040,167
Media — 0.3%
Axel Springer SE	56,042	2,953,998
BEC World Pcl — NVDR	333,300	167,549
Eutelsat Communications SA	152,040	2,593,309
Informa PLC	574,080	4,719,190
Interpublic Group of Cos., Inc.	31,049	730,583
ITV PLC	1,453,878	3,730,707
Media Nusantara Citra Tbk PT	10,141,451	1,288,176
Omnicom Group, Inc.	22,496	1,926,782
ProSiebenSat.1 Media SE	345,680	14,705,770
SES SA	288,829	5,616,241
Sun TV Network Ltd.	692,232	5,420,208
WPP PLC	52,074	1,211,980

		45,064,493
Metals & Mining — 0.1%
Centamin PLC	2,257,123	4,463,212
Ferrexpo PLC (e)	939,797	1,797,048
Franco-Nevada Corp.	12,301	800,120
Grupo Mexico SAB de CV, Series B	953,819	2,869,667
Newmont Mining Corp.	19,064	691,642
Sibanye Gold Ltd.	77,628	175,512
Ternium SA — ADR	98,779	2,258,088
Zijin Mining Group Co. Ltd., H Shares	3,118,000	1,066,863

		14,122,152
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	21,691	404,971
Multiline Retail — 0.0%
Kohl’s Corp.	67,644	2,694,261
Macy’s, Inc.	47,283	1,396,740
Matahari Department Store Tbk PT	128,900	142,703
Target Corp.	43,143	2,781,861

		7,015,565
Multi-Utilities — 0.1%
Ameren Corp.	25,554	1,345,418
CenterPoint Energy, Inc.	105,684	2,769,978
Centrica PLC	17,438	49,367
Consolidated Edison, Inc.	22,550	1,676,593
DTE Energy Co.	754	74,375
E.ON SE	75,934	584,929
Innogy SE (a)(e)	176,342	6,031,625

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	43,724	$1,934,787
Suez	258,983	3,922,979

		18,390,051
Oil, Gas & Consumable Fuels — 4.1%
Antero Midstream Partners LP — MLP	244,210	8,185,919
Bharat Petroleum Corp. Ltd.	309,906	3,120,074
Boardwalk Pipeline Partners LP — MLP	469,370	8,664,570
Caltex Australia Ltd.	31,207	677,271
Columbia Pipeline Partners LP — MLP	450,680	7,751,696
DCP Midstream Partners LP — MLP	188,590	7,330,493
Delek Logistics Partners LP — MLP	171,075	5,893,534
Dominion Midstream Partners LP — MLP	305,473	9,714,041
Energy Transfer Equity LP — MLP	201,610	3,618,900
Energy Transfer Partners LP — MLP	1,428,824	54,509,636
EnLink Midstream Partners LP — MLP	378,590	6,788,119
Enterprise Products Partners LP — MLP	2,122,108	60,119,320
EQT Midstream Partners LP — MLP	330,936	25,899,051
Formosa Petrochemical Corp.	82,000	280,110
Genesis Energy LP — MLP	505,529	18,335,537
IRPC Pcl — NVDR	1,517,100	224,117
JX Holdings, Inc.	258,000	1,216,722
LUKOIL PJSC — ADR	65,945	3,706,439
Magellan Midstream Partners LP — MLP	708,970	56,738,869
MPLX LP — MLP	1,117,104	42,282,386
Neste Oyj	39,028	1,357,912
Novatek PJSC — GDR	59,923	7,625,659
ONEOK Partners LP — MLP	594,115	25,630,121
ONEOK, Inc.	123,667	6,815,288
Phillips 66 Partners LP — MLP	149,580	8,401,909
Plains All American Pipeline LP — MLP	1,496,313	46,969,265
PTT Pcl — NVDR	417,300	4,789,726
Royal Dutch Shell PLC, B Shares	440,073	12,429,653
Shell Midstream Partners LP — MLP	508,971	16,526,288
Snam SpA	1,942,878	7,394,845
Sunoco Logistics Partners LP — MLP	873,020	22,279,470
Targa Resources Corp.	165,637	9,544,004
Tesoro Logistics LP — MLP	288,364	16,690,508
Thai Oil Pcl — NVDR	503,700	1,026,649
TonenGeneral Sekiyu KK	72,000	846,727
Tupras Turkiye Petrol Rafinerileri A/S	134,068	2,914,581
Valero Energy Corp.	11,512	757,029
Valero Energy Partners LP — MLP	159,310	7,673,963
Western Gas Partners LP — MLP	306,840	18,833,839
Williams Cos., Inc.	59,610	1,719,152
Williams Partners LP — MLP	883,719	36,267,828

		581,551,220
Paper & Forest Products — 0.1%
Stora Enso Oyj, R Shares	436,792	4,956,822
UPM-Kymmene Oyj	459,719	10,426,439

		15,383,261
Personal Products — 0.1%
Hengan International Group Co. Ltd.	403,500	3,303,556
Pola Orbis Holdings, Inc.	800	76,002
Unilever PLC	239,998	9,721,354

		13,100,912
Pharmaceuticals — 0.9%
Astellas Pharma, Inc.	31,600	424,128
AstraZeneca PLC	503,797	26,736,109
Bayer AG	62,689	6,963,476
CSPC Pharmaceutical Group Ltd.	2,490,000	2,802,394
Daiichi Sankyo Co. Ltd.	61,800	1,382,657
GlaxoSmithKline PLC	431,432	8,337,450
Hypermarcas SA	623,330	5,528,886

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	151,699	$17,179,912
Novartis AG, Registered Shares	190,427	14,058,757
Novo Nordisk A/S, Class B	108,748	3,930,125
Pfizer, Inc.	504,584	16,010,450
Richter Gedeon Nyrt	124,594	2,683,420
Roche Holding AG	22,301	5,284,187
Sanofi	149,376	12,006,382
Sino Biopharmaceutical Ltd.	4,123,000	3,236,051
Takeda Pharmaceutical Co. Ltd.	2,000	83,771
Teva Pharmaceutical Industries Ltd. — ADR	5,586	186,740

		126,834,895
Professional Services — 0.1%
ManpowerGroup, Inc.	8,347	796,805
Nielsen Holdings PLC	6,925	283,302
RELX NV	327,455	5,530,986
SGS SA, Registered Shares	2,612	5,542,103

		12,153,196
Real Estate Management & Development — 0.2%
China Overseas Land & Investment Ltd.	876,000	2,572,332
China Vanke Co. Ltd., H Shares	62,800	159,309
Croesus Retail Trust	8,907,515	5,403,857
Daito Trust Construction Co. Ltd.	5,400	754,916
Entra ASA (a)	887,274	9,569,764
Hysan Development Co. Ltd.	231,000	1,052,770
Land & Houses Pcl — NVDR	10,866,400	2,994,357
LEG Immobilien AG	77,477	6,094,003
Longfor Properties Co. Ltd.	33,000	47,509
Swiss Prime Site AG, Registered Shares	56,545	4,710,379

		33,359,196
Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV	37,756	4,584,504
KLA-Tencor Corp.	12,019	1,022,937
Maxim Integrated Products, Inc.	1,148	51,063
Powertech Technology, Inc.	182,000	498,848
QUALCOMM, Inc.	6,711	358,569
Silergy Corp.	184,000	2,795,196
Silicon Motion Technology Corp. — ADR	62,806	2,455,715
Taiwan Semiconductor Manufacturing Co. Ltd.	2,338,000	13,931,817
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR (f)	412,172	12,740,237
Tokyo Electron Ltd.	17,500	1,812,734
Xilinx, Inc.	19,905	1,158,471

		41,410,091
Software — 0.1%
Konami Holdings Corp.	1,200	47,987
Microsoft Corp.	200,189	12,942,219
Oracle Corp. Japan	2,200	123,268

		13,113,474
Specialty Retail — 0.1%
Best Buy Co., Inc.	59,586	2,652,769
Dick’s Sporting Goods, Inc.	31,235	1,611,726
Gap, Inc.	4,446	102,391
Home Depot, Inc.	33,921	4,666,851
Lowe’s Cos., Inc.	54,837	4,007,488
Mr. Price Group Ltd.	272,137	3,294,359
Nitori Holdings Co. Ltd.	30,100	3,373,357
Shimamura Co. Ltd.	400	52,427

		19,761,368
Technology Hardware, Storage & Peripherals — 0.1%
Brother Industries Ltd.	29,700	548,198

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	37

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Chicony Electronics Co. Ltd.	900,861	$2,125,245
FUJIFILM Holdings Corp.	14,500	561,516
HP, Inc.	117,111	1,762,521
Lite-On Technology Corp.	2,463,398	3,720,832
NetApp, Inc.	19,030	729,230
Pegatron Corp.	124,000	298,603
Primax Electronics Ltd.	2,201,000	3,137,289
Ricoh Co. Ltd.	8,200	73,156
Xerox Corp.	6,671	46,230

		13,002,820
Textiles, Apparel & Luxury Goods — 0.1%
ANTA Sports Products Ltd.	2,026,000	6,448,461
HUGO BOSS AG	61,160	3,929,415
Pandora A/S	36,269	4,753,010
Shenzhou International Group Holdings Ltd. (f)	73,000	450,293
VF Corp.	10,729	552,329
Yue Yuen Industrial Holdings Ltd.	32,500	118,960

		16,252,468
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd.	202,108	4,080,481
Indiabulls Housing Finance Ltd.	550,275	6,096,500

		10,176,981
Tobacco — 0.9%
Altria Group, Inc.	296,127	21,078,320
British American Tobacco Malaysia BHD	98,200	1,027,337
British American Tobacco PLC	577,635	35,656,329
Gudang Garam Tbk PT	269,100	1,244,304
Imperial Brands PLC	650,405	30,131,857
Japan Tobacco, Inc.	226,800	7,315,559
KT&G Corp.	98,085	8,496,535
Philip Morris International, Inc.	134,462	12,925,832
Reynolds American, Inc.	104,682	6,294,530
Swedish Match AB	41,608	1,354,621

		125,525,224
Trading Companies & Distributors — 0.0%
ITOCHU Corp.	3,300	45,460
Transportation Infrastructure — 0.2%
Atlantia SpA	586,417	13,364,377
EcoRodovias Infraestrutura e Logistica SA	2,056,827	5,567,813
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	350,430	2,716,259
Grupo Aeroportuario del Sureste SAB de CV — ADR	31,892	4,620,194
Jiangsu Expressway Co. Ltd., H Shares	3,062,000	3,834,871
Promotora y Operadora de Infraestructura Sab de CV	6,225	54,419
Sydney Airport	374,457	1,661,704

		31,819,637
Water Utilities — 0.0%
Aguas Andinas SA, Class A	289,715	157,205
Wireless Telecommunication Services — 0.3%
Advanced Info Service Pcl — NVDR	1,045,800	4,723,628
China Mobile Ltd.	605,000	6,807,839
Far EasTone Telecommunications Co. Ltd.	3,497,402	8,309,680
Mobile Telesystems PJSC — ADR	360,654	3,776,047
NTT DOCOMO, Inc.	46,700	1,116,601
Rogers Communications, Inc., Class B	265,263	11,507,471

		36,241,266
Total Common Stocks — 16.7%		2,368,443,087

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.2%
Boeing Co., 5.88%, 2/15/40	USD	845	$1,076,234
Engility Corp., 8.88%, 9/01/24 (a)		657	702,990
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/21 (a)		635	662,781
5.00%, 11/15/25 (a)		290	302,325
KLX, Inc., 5.88%, 12/01/22 (a)		1,850	1,937,875
L3 Technologies, Inc.:
4.75%, 7/15/20		1,000	1,065,356
3.85%, 12/15/26		2,145	2,150,414
Lockheed Martin Corp.:
3.60%, 3/01/35		220	209,581
4.70%, 5/15/46		2,315	2,473,304
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (a)		610	617,777
Northrop Grumman Corp.:
3.50%, 3/15/21		1,000	1,039,475
5.05%, 11/15/40		400	446,498
3.85%, 4/15/45		200	190,388
Precision Castparts Corp., 4.20%, 6/15/35		400	414,677
Raytheon Co., 4.70%, 12/15/41		645	713,600
Textron, Inc., 3.65%, 3/01/21		500	509,827
TransDigm, Inc.:
5.50%, 10/15/20		500	503,750
6.00%, 7/15/22		7,548	7,604,610
6.50%, 7/15/24		1,676	1,678,095
6.50%, 5/15/25		3,434	3,451,170
6.38%, 6/15/26 (a)		1,446	1,424,310
United Technologies Corp.:
4.50%, 6/01/42		500	525,945
4.15%, 5/15/45		500	503,031

			30,204,013
Air Freight & Logistics — 0.0%
FedEx Corp, 4.55%, 4/01/46		175	174,656
United Parcel Service, Inc., 6.20%, 1/15/38		455	599,833
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	476	529,365
XPO Logistics, Inc.:
5.75%, 6/15/21		720	816,107
6.50%, 6/15/22 (a)	USD	2,083	2,171,527
6.13%, 9/01/23 (a)		1,306	1,348,445

			5,639,933
Airlines — 0.1%
American Airlines Group, Inc.:
6.13%, 6/01/18		150	156,750
5.50%, 10/01/19 (a)		410	425,119
4.63%, 3/01/20 (a)		1,042	1,051,170
American Airlines Pass-Through Trust, 3.38%, 5/01/27		929	912,965
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20		4,554	4,508,460
United Airlines Pass-Through Trust, 3.75%, 9/03/26		914	926,621
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		2,600	2,606,500
Virgin Australia Trust:
Series 2013-1, Class A, 5.00%, 10/23/23 (a)		993	1,037,373
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		787	803,180

			12,428,138
Auto Components — 0.2%
Adient Global Holdings Ltd.:
3.50%, 8/15/24	EUR	400	431,262

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Auto Components (continued)
4.88%, 8/15/26 (a)	USD	600	$589,128
American Axle & Manufacturing, Inc., 6.63%, 10/15/22		500	515,000
Faurecia, 3.63%, 6/15/23	EUR	728	818,989
FTE Verwaltungs GmbH, 9.00%, 7/15/20		355	402,961
Goodyear Tire & Rubber Co.:
7.00%, 5/15/22	USD	1,335	1,397,345
5.13%, 11/15/23		615	631,144
5.00%, 5/31/26		585	589,387
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		620	620,124
4.88%, 3/15/19		775	783,719
6.00%, 8/01/20		1,500	1,536,750
5.88%, 2/01/22		800	801,000
6.25%, 2/01/22 (a)		816	822,120
6.75%, 2/01/24 (a)		749	746,379
IHO Verwaltungs GmbH:
2.75% (2.75% Cash or 3.50% PIK), 9/15/21 (i)	EUR	1,275	1,414,220
4.13% (4.13% Cash or 4.88% PIK), 9/15/21 (a)(i)	USD	300	301,935
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (i)	EUR	925	1,024,005
4.50% (4.50% Cash or 5.25% PIK), 9/15/23 (a)(i)	USD	300	297,000
3.75% (3.75% Cash or 4.50% PIK), 9/15/26 (i)	EUR	475	513,944
4.75% (4.75% Cash or 5.50% PIK), 9/15/26 (a)(i)	USD	300	294,750
Lear Corp., 5.25%, 1/15/25		2,000	2,122,200
MPG Holdco I, Inc., 7.38%, 10/15/22		500	537,500
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	724	801,351
Schaeffler Finance BV:
4.25%, 5/15/21 (a)	USD	300	306,000
4.75%, 5/15/23 (a)		700	713,720
Tenneco, Inc., 5.00%, 7/15/26		350	349,545
ZF North America Capital, Inc.:
4.00%, 4/29/20 (a)		800	833,600
4.50%, 4/29/22 (a)		650	667,063
4.75%, 4/29/25 (a)		1,000	1,016,700

			21,878,841
Automobiles — 0.1%
BMW U.S. Capital LLC, 1.85%, 9/15/21 (a)		450	435,075
CNH Industrial NV, 4.50%, 8/15/23		425	425,255
Daimler Finance North America LLC:
2.25%, 9/03/19 (a)		1,450	1,451,427
8.50%, 1/18/31		350	526,989
Fiat Chrysler Automobiles NV:
4.50%, 4/15/20		1,060	1,083,956
5.25%, 4/15/23		1,000	1,025,000
Fiat Chrysler Finance Europe:
4.75%, 3/22/21	EUR	1,062	1,248,491
4.75%, 7/15/22		1,057	1,247,953
Ford Motor Co.:
7.45%, 7/16/31	USD	500	625,979
4.75%, 1/15/43		100	93,328
5.29%, 12/08/46		595	590,683
General Motors Co.:
3.50%, 10/02/18		1,395	1,424,928
5.00%, 4/01/35		750	739,247
6.60%, 4/01/36		505	581,652
6.25%, 10/02/43		50	55,451
5.20%, 4/01/45		900	885,244

Corporate Bonds		Par (000)	Value
Automobiles (continued)
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/18 (a)	USD	250	$255,625
4.25%, 11/15/19 (a)		200	206,700
3.50%, 3/15/20 (a)		850	856,375
5.63%, 2/01/23 (a)		150	157,125
TML Holdings Pte. Ltd., 5.75%, 5/07/21		423	445,190

			14,361,673
Banks — 2.1%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	5,935	6,591,063
Australia & New Zealand Banking Group Ltd.:
2.25%, 6/13/19	USD	730	733,483
2.05%, 9/23/19		2,200	2,195,169
Banca Popolare di Milano S.à r.l., 4.25%, 1/30/19	EUR	300	338,729
Banco Espirito Santo SA:
2.63%, 5/08/17 (e)(j)		800	267,717
4.75%, 1/15/18 (e)(j)		1,500	501,970
4.00%, 1/21/19 (e)(j)		5,400	1,807,092
Banco Popolare SC:
2.75%, 7/27/20		1,300	1,425,345
6.00%, 11/05/20		700	791,427
Bank of America Corp.:
1.70%, 8/25/17	USD	1,000	1,001,368
6.40%, 8/28/17		720	739,817
6.00%, 9/01/17		780	799,718
5.75%, 12/01/17		630	651,105
2.00%, 1/11/18		1,770	1,776,034
5.65%, 5/01/18		760	794,503
2.60%, 1/15/19		3,071	3,100,248
2.65%, 4/01/19		2,460	2,486,489
7.63%, 6/01/19		2,000	2,239,506
2.25%, 4/21/20		1,640	1,628,910
5.63%, 7/01/20		930	1,021,921
2.63%, 10/19/20		350	350,562
2.15%, 11/09/20		440	432,709
2.63%, 4/19/21		2,900	2,878,198
5.00%, 5/13/21		2,350	2,549,181
3.30%, 1/11/23		520	520,935
3.12%, 1/20/23 (b)		1,120	1,118,309
4.20%, 8/26/24		750	761,895
3.95%, 4/21/25		500	496,053
4.45%, 3/03/26		355	362,303
4.25%, 10/22/26		1,000	1,007,102
3.82%, 1/20/28 (b)		1,500	1,490,082
7.75%, 5/14/38		500	689,235
5.88%, 2/07/42		290	349,412
5.00%, 1/21/44		300	325,429
4.88%, 4/01/44		975	1,028,410
Bank of Ireland, 4.25%, 6/11/24 (b)	EUR	4,344	4,841,763
Bank of Montreal:
1.80%, 7/31/18	USD	600	600,779
1.50%, 7/18/19		1,200	1,186,118
Bank of Nova Scotia:
2.45%, 3/22/21		3,200	3,188,240
1.88%, 4/26/21		3,290	3,221,206
Bankia SA, 4.00%, 5/22/24 (b)	EUR	7,800	8,578,863
Barclays PLC:
2.75%, 11/08/19	USD	965	967,060
3.68%, 1/10/23		740	740,862
BB&T Corp.:
4.90%, 6/30/17		500	506,975
2.05%, 5/10/21		1,700	1,672,040
Bear Stearns Cos. LLC, 7.25%, 2/01/18		1,430	1,507,104

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	39

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
BNP Paribas SA:
2.40%, 12/12/18	USD	1,360	$1,372,972
3.80%, 1/10/24 (a)		1,760	1,762,886
BPCE SA, 2.50%, 12/10/18		840	847,056
Busan Bank Co. Ltd., 3.63%, 7/25/26		1,750	1,640,205
CIT Group, Inc.:
4.25%, 8/15/17		500	505,000
5.25%, 3/15/18		1,050	1,085,175
6.63%, 4/01/18 (a)		890	934,945
5.50%, 2/15/19 (a)		3,007	3,163,605
3.88%, 2/19/19		900	919,125
5.00%, 8/15/22		1,200	1,257,000
5.00%, 8/01/23		3,785	3,945,863
Citigroup, Inc.:
1.80%, 2/05/18		800	800,208
1.70%, 4/27/18		800	798,817
2.50%, 9/26/18		950	958,343
2.05%, 12/07/18		900	900,158
2.05%, 6/07/19		2,195	2,189,409
2.50%, 7/29/19		2,100	2,113,528
2.45%, 1/10/20		1,305	1,307,506
2.35%, 8/02/21		570	558,219
2.90%, 12/08/21		1,205	1,201,083
4.50%, 1/14/22		1,070	1,138,638
4.05%, 7/30/22		750	781,545
4.40%, 6/10/25		1,500	1,519,740
4.60%, 3/09/26		420	431,799
4.45%, 9/29/27		1,200	1,216,831
8.13%, 7/15/39		396	588,960
4.65%, 7/30/45		850	882,919
Citizens Bank N.A., 2.55%, 5/13/21		345	343,480
Commerzbank AG:
7.75%, 3/16/21	EUR	2,700	3,491,947
4.00%, 3/23/26		1,608	1,749,711
Commonwealth Bank of Australia, 1.75%, 11/02/18	USD	1,085	1,085,586
Cooperatieve Rabobank UA:
2.25%, 1/14/20		750	750,928
4.50%, 1/11/21		430	461,500
3.88%, 2/08/22		820	860,486
4.38%, 8/04/25		700	715,967
5.25%, 5/24/41		540	629,268
5.25%, 8/04/45		250	271,415
Dah Sing Bank Ltd., 4.25%, 11/30/26 (b)		1,750	1,749,104
Fifth Third Bancorp, 2.88%, 7/27/20		1,000	1,014,400
Fifth Third Bank:
1.45%, 2/28/18		400	400,152
2.25%, 6/14/21		500	493,629
HSBC Bank USA N.A.:
4.88%, 8/24/20		670	712,428
7.00%, 1/15/39		500	663,485
HSBC Holdings PLC:
3.40%, 3/08/21		1,525	1,553,941
5.10%, 4/05/21		1,000	1,082,877
2.95%, 5/25/21		3,000	3,003,936
3.60%, 5/25/23		1,200	1,212,050
4.30%, 3/08/26		1,850	1,906,590
3.90%, 5/25/26		700	700,111
4.38%, 11/23/26		240	241,278
6.50%, 5/02/36		600	729,878
6.80%, 6/01/38		430	545,793
6.10%, 1/14/42		400	493,588
5.25%, 3/14/44		670	717,391
HSBC USA, Inc.:
1.63%, 1/16/18		1,000	1,000,649

Corporate Bonds		Par (000)	Value
Banks (continued)
2.38%, 11/13/19	USD	800	$803,059
2.35%, 3/05/20		1,000	997,335
5.00%, 9/27/20		380	406,576
HSH Nordbank AG, 0.53%, 2/14/17 (b)	EUR	1,067	1,145,797
Huntington National Bank, 2.88%, 8/20/20	USD	1,600	1,616,371
Ibercaja Banco SA, 5.00%, 7/28/25 (b)	EUR	2,500	2,682,204
ICICI Bank Ltd., 4.00%, 3/18/26	USD	1,019	1,001,086
Intesa Sanpaolo SpA:
5.00%, 9/23/19	EUR	50	58,216
5.15%, 7/16/20		50	59,211
6.63%, 9/13/23		858	1,076,170
5.02%, 6/26/24 (a)	USD	1,300	1,203,186
2.86%, 4/23/25	EUR	437	457,997
5.71%, 1/15/26 (a)	USD	1,000	947,921
3.93%, 9/15/26	EUR	3,206	3,461,601
JPMorgan Chase & Co.:
1.80%, 1/25/18	USD	1,420	1,423,225
6.30%, 4/23/19		800	873,078
2.20%, 10/22/19		345	345,703
2.25%, 1/23/20		1,000	1,001,980
4.95%, 3/25/20		1,000	1,079,134
2.75%, 6/23/20		4,940	5,001,834
2.55%, 10/29/20		300	300,987
2.55%, 3/01/21		3,900	3,887,259
2.40%, 6/07/21		3,485	3,446,038
2.30%, 8/15/21		410	402,882
4.35%, 8/15/21		1,380	1,476,887
2.97%, 1/15/23		1,700	1,690,363
2.70%, 5/18/23		1,200	1,170,599
3.88%, 2/01/24		855	883,918
3.88%, 9/10/24		500	504,191
3.13%, 1/23/25		750	734,386
3.30%, 4/01/26		1,500	1,466,874
2.95%, 10/01/26		2,800	2,647,823
4.25%, 10/01/27		1,100	1,118,866
3.63%, 12/01/27		300	288,874
3.78%, 2/01/28 (b)		2,200	2,211,026
6.40%, 5/15/38		270	348,063
5.40%, 1/06/42		550	641,736
5.63%, 8/16/43		500	572,174
4.85%, 2/01/44		1,150	1,265,612
4.95%, 6/01/45		200	210,540
JPMorgan Chase Bank N.A., 6.00%, 10/01/17		900	926,535
KeyBank N.A., 1.60%, 8/22/19		520	513,758
Lloyds Banking Group PLC, 3.00%, 1/11/22		4,550	4,541,742
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/21		1,600	1,607,862
National Australia Bank Ltd., 2.40%, 12/07/21 (a)		7,500	7,451,505
PNC Bank N.A.:
2.25%, 7/02/19 (k)		1,520	1,531,865
2.70%, 11/01/22 (k)		300	296,736
PNC Financial Services Group, Inc.:
4.38%, 8/11/20 (k)		750	798,422
3.30%, 3/08/22 (k)		510	523,994
Popular, Inc., 7.00%, 7/01/19		13,171	13,763,695
Rizal Commercial Banking Corp.:
4.25%, 1/22/20		450	466,044
3.45%, 2/02/21		2,100	2,110,059
Royal Bank of Canada:
2.20%, 9/23/19		529	531,351
2.10%, 10/14/20		2,250	2,240,393
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		1,500	1,582,293

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
6.10%, 6/10/23	USD	750	$792,907
6.00%, 12/19/23		1,400	1,472,106
5.13%, 5/28/24		1,650	1,645,174
Santander UK Group Holdings PLC:
2.88%, 8/05/21		300	296,238
3.85%, 1/10/23		330	331,226
Santander UK PLC:
3.05%, 8/23/18		1,000	1,017,490
5.00%, 11/07/23 (a)		11,225	11,605,932
Shinhan Bank, 3.88%, 12/07/26 (b)		3,115	3,141,210
Sumitomo Mitsui Banking Corp.:
1.35%, 7/11/17		1,340	1,340,134
2.50%, 7/19/18		1,750	1,763,629
1.76%, 10/19/18		405	403,677
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 3/09/21		1,900	1,911,143
2.44%, 10/19/21		1,095	1,075,589
2.85%, 1/11/22		2,270	2,264,450
Svenska Handelsbanken AB, 1.50%, 9/06/19		2,700	2,656,886
UniCredit SpA:
6.95%, 10/31/22	EUR	1,735	2,142,305
5.75%, 10/28/25 (b)		4,295	4,911,466
4.38%, 1/03/27 (b)		100	109,061
United Overseas Bank Ltd.:
3.50%, 9/16/26 (b)	USD	3,000	2,978,607
2.88%, 3/08/27 (b)		1,300	1,243,011
Wachovia Corp.:
5.75%, 6/15/17		1,000	1,016,312
5.75%, 2/01/18		2,350	2,443,060
Wells Fargo & Co.:
1.50%, 1/16/18		1,000	999,182
2.60%, 7/22/20		1,320	1,327,882
2.55%, 12/07/20		5,750	5,756,739
2.50%, 3/04/21		1,540	1,524,558
3.50%, 3/08/22		1,200	1,233,786
3.07%, 1/24/23		880	879,084
4.48%, 1/16/24		800	843,866
5.38%, 2/07/35		540	615,122
5.38%, 11/02/43		350	387,700
5.61%, 1/15/44		700	799,859
4.65%, 11/04/44		460	460,766
3.90%, 5/01/45		950	897,562
4.90%, 11/17/45		175	181,054
4.40%, 6/14/46		600	579,598
Wells Fargo Bank N.A.:
1.75%, 5/24/19		1,200	1,195,258
2.15%, 12/06/19		2,200	2,198,348
Westpac Banking Corp.:
1.65%, 5/13/19		930	921,328
1.60%, 8/19/19		3,520	3,480,910
Woori Bank, 4.75%, 4/30/24		1,800	1,837,417

			298,144,210
Beverages — 0.2%
Anheuser-Busch Cos. LLC, 5.75%, 4/01/36		1,205	1,416,944
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19		3,145	3,149,302
2.65%, 2/01/21		4,485	4,511,143
4.70%, 2/01/36		500	523,408
4.90%, 2/01/46		1,065	1,139,662
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 1/15/20		1,250	1,362,406
2.50%, 7/15/22		825	811,666
Central American Bottling Corp., 5.75%, 1/31/27 (a)		2,197	2,212,818

Corporate Bonds		Par (000)	Value
Beverages (continued)
Coca-Cola Co., 2.88%, 10/27/25	USD	1,500	$1,479,619
Cott Beverages, Inc.:
6.75%, 1/01/20		400	414,600
5.38%, 7/01/22		400	409,600
Diageo Investment Corp.:
2.88%, 5/11/22		500	503,873
7.45%, 4/15/35		350	487,446
Dr. Pepper Snapple Group, Inc., 4.50%, 11/15/45		210	211,337
Molson Coors Brewing Co.:
1.45%, 7/15/19		165	162,762
2.10%, 7/15/21		285	277,986
PepsiCo, Inc.:
3.60%, 8/13/42		575	534,837
4.45%, 4/14/46		1,170	1,246,644
3.45%, 10/06/46		300	271,048

			21,127,101
Biotechnology — 0.1%
AbbVie, Inc.:
1.80%, 5/14/18		1,000	1,001,474
2.50%, 5/14/20		4,680	4,701,228
2.30%, 5/14/21		355	349,352
4.50%, 5/14/35		300	295,092
4.40%, 11/06/42		300	281,878
AMAG Pharmaceuticals, Inc., 7.88%, 9/01/23 (a)		385	372,487
Amgen, Inc.:
2.20%, 5/22/19		750	755,063
2.13%, 5/01/20		2,450	2,438,157
4.66%, 6/15/51		559	543,354
Baxalta, Inc., 2.00%, 6/22/18		800	801,048
Biogen, Inc., 2.90%, 9/15/20		1,750	1,778,487
Celgene Corp.:
2.13%, 8/15/18		1,300	1,305,879
3.55%, 8/15/22		1,000	1,027,166
Gilead Sciences, Inc.:
1.95%, 3/01/22		1,375	1,328,606
4.75%, 3/01/46		460	476,899
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		650	674,531

			18,130,701
Building Products — 0.1%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (a)		75	77,156
Builders FirstSource, Inc., 5.63%, 9/01/24 (a)		827	849,743
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)		2,350	2,455,750
Griffon Corp., 5.25%, 3/01/22		475	479,750
Johnson Controls International PLC, 3.90%, 2/14/26		500	511,557
Lennox International, Inc., 3.00%, 11/15/23		1,330	1,297,610
Owens Corning, 3.40%, 8/15/26		2,200	2,105,294
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,700	1,772,250
St. Marys Cement, Inc., 5.75%, 1/28/27 (a)		300	293,250
Standard Industries, Inc.:
5.13%, 2/15/21 (a)		493	515,185
5.50%, 2/15/23 (a)		1,297	1,345,637
5.38%, 11/15/24 (a)		1,130	1,165,313
6.00%, 10/15/25 (a)		750	791,250
USG Corp.:
8.25%, 1/15/18		2,370	2,506,275
5.50%, 3/01/25 (a)		184	192,740

			16,358,760

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	41

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Capital Markets — 1.0%
Bank of New York Mellon Corp.:
2.15%, 2/24/20	USD	750	$749,251
2.05%, 5/03/21		1,145	1,124,029
Charles Schwab Corp., 4.45%, 7/22/20		550	589,965
CPUK Finance Ltd., 7.00%, 8/28/20	GBP	350	465,642
Credit Suisse AG:
6.00%, 2/15/18	USD	1,800	1,871,820
2.30%, 5/28/19		7,050	7,079,941
5.30%, 8/13/19		750	807,769
3.00%, 10/29/21		580	583,221
6.50%, 8/08/23 (a)		10,000	10,715,380
Credit Suisse Group AG, 3.57%, 1/09/23 (a)		2,115	2,105,252
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20		1,000	1,000,087
Credit Suisse USA, Inc., 7.13%, 7/15/32		350	467,220
Deutsche Bank AG:
4.25%, 10/14/21 (a)		3,675	3,696,297
4.50%, 4/01/25		1,000	943,911
4.30%, 5/24/28 (b)		28,950	26,914,381
E*TRADE Financial Corp., 4.63%, 9/15/23		2,023	2,076,104
Goldman Sachs Group, Inc.:
6.25%, 9/01/17		1,000	1,027,099
2.90%, 7/19/18		1,247	1,264,846
7.50%, 2/15/19		1,000	1,105,774
2.55%, 10/23/19		1,630	1,640,450
2.30%, 12/13/19		2,020	2,017,873
2.60%, 4/23/20		5,500	5,524,843
2.75%, 9/15/20		2,200	2,213,167
2.88%, 2/25/21		640	641,707
5.25%, 7/27/21		1,450	1,590,113
2.35%, 11/15/21		745	725,598
3.00%, 4/26/22		1,425	1,415,504
3.85%, 7/08/24		680	694,057
3.50%, 1/23/25		750	741,634
3.75%, 5/22/25		2,395	2,405,164
4.25%, 10/21/25		155	156,952
3.75%, 2/25/26		1,605	1,603,313
3.85%, 1/26/27		600	598,715
6.13%, 2/15/33		970	1,166,245
6.45%, 5/01/36		500	594,486
6.75%, 10/01/37		750	924,477
5.15%, 5/22/45		500	517,211
4.75%, 10/21/45		1,725	1,787,780
Jefferies Group LLC, 4.85%, 1/15/27		1,200	1,194,582
Lincoln Finance Ltd., 6.88%, 4/15/21	EUR	200	232,633
Morgan Stanley:
5.55%, 4/27/17	USD	400	404,137
1.88%, 1/05/18		1,000	1,002,470
6.63%, 4/01/18		2,726	2,875,090
2.13%, 4/25/18		1,020	1,024,319
2.20%, 12/07/18		225	225,859
2.45%, 2/01/19		2,020	2,034,906
2.65%, 1/27/20		5,850	5,889,447
5.75%, 1/25/21		1,370	1,520,236
2.50%, 4/21/21		810	799,810
2.63%, 11/17/21		3,690	3,637,524
4.10%, 5/22/23		1,000	1,027,397
3.88%, 4/29/24		860	878,174
4.00%, 7/23/25		1,365	1,393,215
3.88%, 1/27/26		2,000	2,012,440
3.13%, 7/27/26		585	555,452
4.35%, 9/08/26		500	507,324
3.63%, 1/20/27		1,600	1,575,678

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
3.95%, 4/23/27	USD	1,000	$977,768
6.38%, 7/24/42		340	427,474
4.30%, 1/27/45		1,565	1,528,946
S&P Global, Inc., 2.95%, 1/22/27 (a)		4,035	3,794,829
TD Ameritrade Holding Corp., 3.63%, 4/01/25		1,500	1,525,235
UBS AG:
2.38%, 8/14/19		1,835	1,845,061
4.75%, 2/12/26 (b)	EUR	4,400	5,170,735
UBS Group Funding Jersey Ltd., 2.65%, 2/01/22 (a)	USD	500	485,306

			136,093,325
Chemicals — 0.4%
Agrium, Inc.:
3.38%, 3/15/25		1,140	1,104,706
5.25%, 1/15/45		500	532,341
Air Liquide Finance SA, 1.75%, 9/27/21 (a)		740	713,945
Alpha 3 BV/Alpha U.S. Bidco, Inc., 6.25%, 2/01/25 (a)		1,700	1,700,000
Ashland LLC:
3.88%, 4/15/18		350	356,125
4.75%, 8/15/22		825	843,563
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	375	414,935
Axalta Coating Systems LLC, 4.88%, 8/15/24 (a)	USD	1,214	1,229,175
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		475	564,063
10.00%, 10/15/25		550	665,500
CF Industries, Inc.:
6.88%, 5/01/18		500	526,875
7.13%, 5/01/20		1,590	1,752,975
3.45%, 6/01/23		650	609,375
5.15%, 3/15/34		1,005	922,087
4.95%, 6/01/43		1,830	1,569,225
5.38%, 3/15/44		500	437,500
Chemours Co.:
6.63%, 5/15/23		1,694	1,685,530
7.00%, 5/15/25		1,357	1,352,251
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (a)		350	372,750
Dow Chemical Co.:
3.00%, 11/15/22		750	752,531
3.50%, 10/01/24		500	502,587
4.38%, 11/15/42		500	492,783
4.63%, 10/01/44		500	507,808
E.I. du Pont de Nemours & Co., 6.50%, 1/15/28		400	492,907
Eastman Chemical Co., 2.70%, 1/15/20		750	758,003
Ecolab, Inc., 2.00%, 1/14/19		1,200	1,203,868
GCP Applied Technologies, Inc., 9.50%, 2/01/23 (a)		350	399,000
Huntsman International LLC:
4.88%, 11/15/20		771	796,057
5.13%, 4/15/21	EUR	678	797,776
5.13%, 11/15/22	USD	1,150	1,188,099
Ineos Finance PLC, 4.00%, 5/01/23	EUR	1,761	1,977,050
INEOS Group Holdings SA:
5.88%, 2/15/19 (a)	USD	600	609,750
5.38%, 8/01/24	EUR	400	443,536
5.63%, 8/01/24 (a)	USD	400	399,000
Inovyn Finance PLC, 6.25%, 5/15/21	EUR	200	229,287
LyondellBasell Industries NV, 5.00%, 4/15/19	USD	2,050	2,167,977

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Chemicals (continued)
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	6,540	$6,360,150
Monitchem HoldCo 3 SA, 5.25%, 6/15/21	EUR	476	531,829
Monsanto Co.:
3.38%, 7/15/24	USD	1,000	1,003,859
4.20%, 7/15/34		695	686,551
4.40%, 7/15/44		335	328,457
4.70%, 7/15/64		150	141,312
Mosaic Co., 5.63%, 11/15/43		300	300,365
Platform Specialty Products Corp.:
10.38%, 5/01/21 (a)		131	145,410
6.50%, 2/01/22 (a)		10,086	10,287,720
PolyOne Corp., 5.25%, 3/15/23		400	410,000
Potash Corp. of Saskatchewan, Inc., 4.88%, 3/30/20		500	530,818
PQ Corp., 6.75%, 11/15/22 (a)		1,680	1,818,600
Praxair, Inc., 3.55%, 11/07/42		200	186,078
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	1,360	1,512,553
Rayonier AM Products, Inc., 5.50%, 6/01/24 (a)	USD	400	376,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	693	799,417
WR Grace & Co., 5.13%, 10/01/21 (a)	USD	1,370	1,436,787

			57,926,846
Commercial Services & Supplies — 0.3%
Acosta, Inc., 7.75%, 10/01/22 (a)		1,705	1,496,137
ADT Corp.:
6.25%, 10/15/21		925	1,005,937
3.50%, 7/15/22		2,256	2,131,920
4.13%, 6/15/23		995	948,981
4.88%, 7/15/32 (a)		1,588	1,278,340
Ahern Rentals, Inc., 7.38%, 5/15/23 (a)		435	406,725
Aviation Capital Group Corp., 2.88%, 1/20/22 (a)		1,130	1,121,697
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	559	617,021
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (i)		2,423	2,679,339
Clean Harbors, Inc.:
5.25%, 8/01/20	USD	450	461,587
5.13%, 6/01/21		450	461,340
ERAC USA Finance LLC:
6.38%, 10/15/17 (a)		470	485,407
2.60%, 12/01/21 (a)		860	848,241
GFL Environmental, Inc., 9.88%, 2/01/21 (a)		350	380,625
ICTSI Treasury BV, 4.63%, 1/16/23		1,900	1,914,250
IHS Markit Ltd., 5.00%, 11/01/22 (a)		500	518,125
Loxam SAS, 3.50%, 5/03/23	EUR	210	222,298
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (a)	USD	8,964	9,714,735
Republic Services, Inc.:
5.00%, 3/01/20		800	865,804
5.25%, 11/15/21		1,100	1,223,412
3.55%, 6/01/22		1,000	1,039,725
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25 (a)		663	677,089
Tervita Escrow Corp., 7.63%, 12/01/21 (a)		1,508	1,564,550
Verisure Holding AB, 6.00%, 11/01/22	EUR	418	491,605
Waste Management, Inc.:
3.90%, 3/01/35	USD	1,250	1,246,666
4.10%, 3/01/45		400	397,277
West Corp., 5.38%, 7/15/22 (a)		725	697,813
Yestar International Holdings Co. Ltd., 6.90%, 9/15/21		591	608,107

			35,504,753

Corporate Bonds		Par (000)	Value
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.90%, 2/15/39	USD	570	$724,224
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)		1,215	1,294,740
CommScope, Inc.:
4.38%, 6/15/20 (a)		700	719,250
5.00%, 6/15/21 (a)		450	461,813
5.50%, 6/15/24 (a)		1,623	1,673,719
Harris Corp., 5.05%, 4/27/45		515	556,501
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		732	786,900
7.63%, 6/15/21		500	550,370
5.25%, 8/01/26 (a)		5,072	5,072,000
6.63%, 8/01/26 (a)		1,392	1,437,240
Inmarsat Finance PLC, 4.88%, 5/15/22 (a)		625	612,500
Intelsat Jackson Holdings SA:
5.50%, 8/01/23		331	231,700
8.00%, 2/15/24 (a)		840	871,500
Juniper Networks, Inc.:
3.13%, 2/26/19		1,500	1,528,923
4.35%, 6/15/25		675	686,977
Motorola Solutions, Inc.:
3.50%, 9/01/21		650	657,433
4.00%, 9/01/24		2,114	2,100,690
Plantronics, Inc., 5.50%, 5/31/23 (a)		375	382,500
QUALCOMM, Inc.:
3.00%, 5/20/22		665	668,390
4.65%, 5/20/35		400	411,499
Riverbed Technology, Inc., 8.88%, 3/01/23 (a)		542	575,875
ViaSat, Inc., 6.88%, 6/15/20		100	102,750

			22,107,494
Construction & Engineering — 0.0%
AECOM:
5.75%, 10/15/22		625	658,594
5.88%, 10/15/24		475	511,813
Alam Synergy Pte. Ltd., 6.63%, 4/24/22		1,150	1,141,921
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		1,288	1,336,300
China City Construction International Co. Ltd., 5.35%, 7/03/17 (e)(j)	CNY	13,526	1,118,318
Novafives SAS, 4.50%, 6/30/21	EUR	348	357,448
Shenzhen Expressway Co. Ltd., 2.88%, 7/18/21	USD	650	638,149

			5,762,543
Construction Materials — 0.0%
Cemex Finance LLC, 4.63%, 6/15/24	EUR	1,025	1,148,496
Dry Mix Solutions Investissements SAS:
4.03%, 6/15/21 (b)		190	205,619
5.50%, 3/15/23 (b)		300	329,519
Kerneos Corp. SAS, 5.75%, 3/01/21		219	244,209
PCF GmbH, 7.88%, 8/01/19		1,814	2,036,356
Vulcan Materials Co., 4.50%, 4/01/25	USD	1,400	1,466,038
West China Cement Ltd., 6.50%, 9/11/19		412	427,359

			5,857,596
Consumer Finance — 0.7%
Ally Financial, Inc.:
6.25%, 12/01/17		200	206,960
3.25%, 2/13/18		650	657,313
3.60%, 5/21/18		850	862,750
4.75%, 9/10/18		125	129,063
3.25%, 11/05/18		600	604,500
3.50%, 1/27/19		150	151,500
3.75%, 11/18/19		750	762,187

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	43

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
8.00%, 3/15/20	USD	400	$454,876
4.13%, 3/30/20		1,200	1,219,500
4.25%, 4/15/21		400	404,000
5.13%, 9/30/24		2,935	3,014,832
4.63%, 3/30/25		2,000	1,975,000
5.75%, 11/20/25		975	989,625
8.00%, 11/01/31		12,517	14,863,937
American Express Co., 1.55%, 5/22/18		580	578,609
American Express Credit Corp.:
2.13%, 7/27/18		910	914,356
2.25%, 5/05/21		2,000	1,975,062
American Honda Finance Corp., 1.65%, 7/12/21		1,250	1,206,519
Capital One Financial Corp.:
6.75%, 9/15/17		1,870	1,928,868
2.45%, 4/24/19		4,350	4,384,504
Capital One N.A.:
1.65%, 2/05/18		1,000	999,694
1.50%, 3/22/18		1,400	1,394,642
2.35%, 1/31/20		1,900	1,905,388
2.25%, 9/13/21		500	488,855
CK Hutchison International 16 Ltd., 1.88%, 10/03/21 (a)		905	869,913
Discover Bank:
2.00%, 2/21/18		1,500	1,500,810
3.45%, 7/27/26		700	674,309
Discover Financial Services, 3.95%, 11/06/24		750	744,479
Ford Motor Credit Co. LLC:
2.38%, 1/16/18		1,500	1,507,650
5.00%, 5/15/18		1,755	1,821,121
2.88%, 10/01/18		230	232,703
2.02%, 5/03/19		1,885	1,868,084
1.90%, 8/12/19		3,010	2,964,657
2.01%, 1/09/20		3,255	3,263,408
3.16%, 8/04/20		1,000	1,007,323
3.34%, 3/18/21		990	999,983
5.88%, 8/02/21		750	834,279
General Motors Financial Co., Inc.:
2.40%, 5/09/19		2,245	2,238,763
2.35%, 10/04/19		2,300	2,279,249
3.20%, 7/13/20		2,250	2,266,439
3.70%, 11/24/20		485	496,447
4.20%, 3/01/21		1,600	1,664,112
3.20%, 7/06/21		1,460	1,453,090
3.45%, 1/14/22		545	545,195
3.45%, 4/10/22		750	747,493
3.70%, 5/09/23		1,315	1,305,589
Hyundai Capital Services, Inc., 2.88%, 3/16/21		1,933	1,926,436
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (a)		1,915	1,934,150
6.88%, 4/15/22 (a)		1,151	1,116,470
Navient Corp.:
8.45%, 6/15/18		1,200	1,277,520
5.50%, 1/15/19		800	818,080
4.88%, 6/17/19		800	805,504
8.00%, 3/25/20		875	940,625
5.00%, 10/26/20		500	496,250
5.88%, 3/25/21		800	803,000
6.63%, 7/26/21		821	835,367
7.25%, 1/25/22		475	488,656
5.50%, 1/25/23		1,991	1,879,006
7.25%, 9/25/23		1,250	1,259,375
6.13%, 3/25/24		1,091	1,032,359
5.88%, 10/25/24		1,034	953,865
5.63%, 8/01/33		895	709,287

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
Nissan Motor Acceptance Corp., 2.00%, 3/08/19 (a)	USD	885	$883,358
Park Aerospace Holdings Ltd.:
5.25%, 8/15/22 (a)		2,233	2,288,825
5.50%, 2/15/24 (a)		885	908,895
Springleaf Finance Corp.:
6.90%, 12/15/17		1,325	1,364,750
5.25%, 12/15/19		600	603,000
8.25%, 12/15/20		645	692,569
7.75%, 10/01/21		250	260,625
Synchrony Financial:
1.88%, 8/15/17		665	665,464
2.60%, 1/15/19		515	517,843
3.00%, 8/15/19		865	877,447

			99,696,362
Consumer Products — 0.0%
Revlon Consumer Products Corp., 5.75%, 2/15/21		300	300,000
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (a)		1,025	1,043,963
3.96%, 12/15/19 (a)(b)		119	121,309
6.75%, 1/31/21 (a)		650	671,937
4.16%, 5/15/21 (a)(b)		403	413,579
6.00%, 6/30/21 (a)		6,895	7,101,850
4.25%, 1/15/22	EUR	2,004	2,228,013
4.13%, 5/15/23		394	449,781
4.63%, 5/15/23 (a)	USD	1,578	1,592,794
6.75%, 5/15/24	EUR	558	655,824
7.25%, 5/15/24 (a)	USD	2,319	2,484,229
6.00%, 2/15/25 (a)		1,220	1,227,625
Ball Corp.:
4.38%, 12/15/20		675	709,172
5.00%, 3/15/22		400	420,000
4.00%, 11/15/23		300	297,750
4.38%, 12/15/23	EUR	615	742,734
5.25%, 7/01/25	USD	1,050	1,103,813
Berry Plastics Corp.:
5.50%, 5/15/22		150	156,000
5.13%, 7/15/23		600	613,920
Cascades, Inc., 5.50%, 7/15/22 (a)		425	430,844
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		750	765,937
Crown European Holdings SA, 3.38%, 5/15/25	EUR	889	975,275
Flex Acquisition Co., Inc., 6.88%, 1/15/25 (a)	USD	889	903,780
Horizon Holdings I SAS, 7.25%, 8/01/23	EUR	200	229,125
International Paper Co.:
4.80%, 6/15/44	USD	250	253,061
4.40%, 8/15/47		2,150	2,054,637
JH-Holding Finance SA, 8.25% (8.25% Cash or 9.00% PIK), 12/01/22 (i)	EUR	394	459,031
OI European Group BV, 3.13%, 11/15/24		200	216,932
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/22 (a)	USD	350	361,813
5.88%, 8/15/23 (a)		450	473,625
ProGroup AG, 5.13%, 5/01/22	EUR	881	1,012,178
Sealed Air Corp.:
4.50%, 9/15/23		287	343,511
6.88%, 7/15/33 (a)	USD	28	29,400
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc., 6.38%, 5/01/22 (a)		458	464,870
Silgan Holdings, Inc., 5.00%, 4/01/20		100	101,375
Smurfit Kappa Acquisitions, 2.38%, 2/01/24	EUR	175	189,556

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	875	$1,002,422

			32,301,665
Distributors — 0.0%
American Tire Distributors, Inc., 10.25%, 3/01/22 (a)	USD	1,219	1,185,477
LKQ Corp., 4.75%, 5/15/23		400	400,600
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	540	615,286

			2,201,363
Diversified Consumer Services — 0.0%
Cleveland Clinic Foundation, 4.86%, 1/01/14	USD	125	121,193
Cognita Financing PLC, 7.75%, 8/15/21	GBP	1,232	1,630,454
Service Corp. International, 5.38%, 5/15/24	USD	550	576,125
ServiceMaster Co. LLC, 5.13%, 11/15/24 (a)		450	455,625

			2,783,397
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.63%, 10/30/20		1,370	1,438,993
3.95%, 2/01/22		2,675	2,725,183
3.50%, 5/26/22		790	788,467
Aircastle Ltd.:
6.75%, 4/15/17		300	303,000
6.25%, 12/01/19		100	108,500
5.13%, 3/15/21		675	709,594
5.50%, 2/15/22		250	262,475
5.00%, 4/01/23		350	355,278
Altice Financing SA:
6.50%, 1/15/22 (a)		550	573,375
5.25%, 2/15/23	EUR	544	622,574
6.63%, 2/15/23 (a)	USD	1,600	1,676,000
7.50%, 5/15/26 (a)		8,107	8,552,885
Amigo Luxembourg SA, 7.63%, 1/15/24	GBP	350	450,813
Arrow Global Finance PLC, 5.13%, 9/15/24		175	220,174
BAT International Finance PLC, 2.75%, 6/15/20 (a)	USD	3,880	3,902,194
BCD Acquisition, Inc., 9.63%, 9/15/23 (a)		450	481,500
BP Capital Markets PLC:
2.24%, 5/10/19		825	830,163
2.52%, 1/15/20		275	278,450
4.50%, 10/01/20		1,225	1,316,950
4.74%, 3/11/21		715	780,185
3.22%, 11/28/23		1,400	1,407,568
3.02%, 1/16/27		2,000	1,914,764
Cabot Financial Luxembourg SA, 6.50%, 4/01/21	GBP	200	256,104
CBOE Holdings, Inc, 3.65%, 1/12/27	USD	780	777,681
CIMPOR Financial Operations BV, 5.75%, 7/17/24 (a)		500	434,750
CME Group, Inc., 5.30%, 9/15/43		1,400	1,639,163
CNH Industrial Capital LLC:
3.63%, 4/15/18		200	203,000
3.88%, 7/16/18		500	508,750
4.38%, 11/06/20		315	326,419
4.88%, 4/01/21		400	416,500
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	1,250	1,381,430
CNO Financial Group, Inc., 5.25%, 5/30/25	USD	370	372,438
Consolidated Energy Finance SA, 6.75%, 10/15/19 (a)		750	751,875
eircom Finance DAC, 4.50%, 5/31/22	EUR	625	703,432
Far East Horizon Ltd., 5.55% (b)(l)	USD	1,000	1,004,773

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
FBM Finance, Inc., 8.25%, 8/15/21 (a)	USD	505	$539,087
Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.00%, 11/18/19		520	516,357
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	297	383,715
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	USD	3,925	4,116,968
Gohl Capital Ltd., 4.25%, 1/24/27		3,100	3,074,627
Haitong International Finance 2014 Ltd., 3.99%, 9/11/19		2,000	2,053,464
Hyundai Capital America, 2.40%, 10/30/18 (a)		335	336,363
Intercontinental Exchange, Inc.:
2.50%, 10/15/18		1,250	1,266,001
2.75%, 12/01/20		295	300,090
3.75%, 12/01/25		2,115	2,174,017
Jerrold Finco PLC, 6.25%, 9/15/21	GBP	390	505,831
Maikun Investment Co. Ltd., 4.50%, 6/06/17	CNY	10,000	1,448,736
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (i)	EUR	889	1,013,819
Moody’s Corp., 2.75%, 7/15/19	USD	2,195	2,228,030
MSCI, Inc.:
5.25%, 11/15/24 (a)		630	652,995
5.75%, 8/15/25 (a)		430	455,533
4.75%, 8/01/26 (a)		345	343,275
Nasdaq, Inc., 3.85%, 6/30/26		2,520	2,510,243
National Rural Utilities Cooperative Finance Corp.:
10.38%, 11/01/18		500	573,321
2.35%, 6/15/20		400	401,016
Nexstar Escrow Corp., 5.63%, 8/01/24 (a)		1,982	1,979,523
Nielsen Co. Luxembourg S.à r.l.:
5.50%, 10/01/21 (a)		100	103,750
5.00%, 2/01/25 (a)		1,094	1,087,163
OneMain Financial Holdings, Inc.:
6.75%, 12/15/19 (a)		1,462	1,516,825
7.25%, 12/15/21 (a)		700	714,875
Pershing Square Holdings Ltd., 5.50%, 7/15/22 (a)		4,100	4,158,630
Quicken Loans, Inc., 5.75%, 5/01/25 (a)		825	794,063
Reward International Investment Ltd., 7.25%, 1/25/20		3,350	3,369,701
SUAM Finance BV, 4.88%, 4/17/24 (a)		9,700	10,063,750
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	175	197,263
Total Capital Canada Ltd., 2.75%, 7/15/23	USD	1,500	1,490,441
United Group BV, 7.88%, 11/15/20	EUR	1,357	1,533,812
Virgin Media Finance PLC:
6.38%, 4/15/23 (a)	USD	400	420,000
6.00%, 10/15/24 (a)		200	208,376
4.50%, 1/15/25	EUR	274	302,691
5.75%, 1/15/25 (a)	USD	4,626	4,695,390
Voya Financial, Inc., 2.90%, 2/15/18		3,202	3,236,258
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (a)		2,220	2,158,950
Yufu Eternity Ltd., 5.63%, 11/26/17	CNY	8,000	1,151,775

			102,552,124
Diversified Telecommunication Services — 1.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	USD	4,475	4,666,977
Altice Finco SA, 9.00%, 6/15/23	EUR	891	1,096,497
AT&T Inc.:
5.50%, 2/01/18	USD	2,000	2,074,460
2.38%, 11/27/18		2,000	2,014,486
2.45%, 6/30/20		1,000	992,259

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	45

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
5.00%, 3/01/21	USD	1,500	$1,616,383
3.20%, 3/01/22		840	840,000
3.80%, 3/15/22		1,750	1,789,373
2.63%, 12/01/22		2,000	1,925,384
3.80%, 3/01/24		665	665,000
3.95%, 1/15/25		500	494,404
4.50%, 5/15/35		750	705,107
6.35%, 3/15/40		750	851,486
6.00%, 8/15/40		500	552,078
5.35%, 9/01/40		75	75,205
5.15%, 3/15/42		500	492,173
4.80%, 6/15/44		700	647,577
4.35%, 6/15/45		750	643,841
4.75%, 5/15/46		1,700	1,552,809
5.45%, 3/01/47		275	275,000
4.50%, 3/09/48		992	865,914
4.55%, 3/09/49		777	688,558
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15 (e)(j)		1,000	26,250
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		4,008	4,201,081
Cellnex Telecom SA, 2.38%, 1/16/24	EUR	200	213,425
CenturyLink, Inc.:
5.63%, 4/01/20	USD	590	622,450
6.45%, 6/15/21		3,415	3,628,437
5.80%, 3/15/22		1,000	1,028,440
6.75%, 12/01/23		1,579	1,624,396
7.50%, 4/01/24		4,286	4,537,803
5.63%, 4/01/25		750	712,500
7.60%, 9/15/39		725	663,868
7.65%, 3/15/42		482	438,319
Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)		1,782	1,882,237
Consolidated Communications, Inc., 6.50%, 10/01/22		1,035	1,037,587
Deutsche Telekom International Finance BV, 2.82%, 1/19/22 (a)		1,600	1,589,661
Embarq Corp., 8.00%, 6/01/36		1,000	969,690
Frontier Communications Corp.:
8.13%, 10/01/18		150	161,907
7.13%, 3/15/19		55	58,575
8.50%, 4/15/20		1,040	1,108,224
8.88%, 9/15/20		1,080	1,150,200
6.25%, 9/15/21		1,980	1,851,300
10.50%, 9/15/22		1,435	1,495,098
7.13%, 1/15/23		935	836,825
7.63%, 4/15/24		4,807	4,242,177
6.88%, 1/15/25		6,164	5,170,055
11.00%, 9/15/25		5,800	5,865,250
9.00%, 8/15/31		450	387,985
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 7/01/22 (a)		350	378,000
Level 3 Communications, Inc., 5.75%, 12/01/22		400	414,000
Level 3 Financing, Inc.:
6.13%, 1/15/21		25	25,844
5.38%, 8/15/22		2,197	2,268,403
5.63%, 2/01/23		2,065	2,111,463
5.13%, 5/01/23		3,829	3,857,717
5.38%, 1/15/24		1,136	1,148,780
5.38%, 5/01/25		1,943	1,983,084
5.25%, 3/15/26 (a)		1,296	1,291,140
OTE PLC, 3.50%, 7/09/20	EUR	1,296	1,407,825
Play Finance 2 SA, 5.25%, 2/01/19		898	982,483
SBA Communications Corp., 4.88%, 9/01/24 (a)	USD	810	790,641
SmarTone Finance Ltd., 3.88%, 4/08/23		8,350	8,215,147

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
TalkTalk Telecom Group PLC, 5.38%, 1/15/22	GBP	175	$212,183
Telecom Italia Capital SA:
7.00%, 6/04/18	USD	725	770,313
7.18%, 6/18/19		225	248,749
6.38%, 11/15/33		675	681,109
6.00%, 9/30/34		3,580	3,526,300
7.20%, 7/18/36		1,835	1,935,173
7.72%, 6/04/38		125	137,500
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	827	1,141,498
Telecom Italia SpA:
5.88%, 5/19/23	GBP	700	971,502
3.63%, 1/19/24	EUR	1,444	1,638,274
5.30%, 5/30/24 (a)	USD	1,200	1,206,600
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	830	992,577
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (a)	USD	1,393	1,493,993
UPC Holding BV, 6.75%, 3/15/23	EUR	400	467,966
UPCB Finance IV Ltd.:
5.38%, 1/15/25 (a)	USD	850	862,750
4.00%, 1/15/27	EUR	958	1,036,193
Verizon Communications, Inc.:
2.55%, 6/17/19	USD	2,970	3,031,134
2.63%, 2/21/20		3,500	3,544,968
4.50%, 9/15/20		2,500	2,668,453
3.50%, 11/01/21		1,250	1,284,111
2.45%, 11/01/22		1,000	964,626
5.15%, 9/15/23		3,000	3,312,906
6.40%, 9/15/33		350	424,375
5.05%, 3/15/34		500	513,195
4.40%, 11/01/34		350	333,655
5.85%, 9/15/35		350	403,183
4.27%, 1/15/36		1,000	930,940
6.55%, 9/15/43		500	616,691
4.86%, 8/21/46		900	864,342
4.52%, 9/15/48		1,000	908,597
5.01%, 8/21/54		750	708,211
4.67%, 3/15/55		750	671,625
Wind Acquisition Finance SA:
6.50%, 4/30/20 (a)		200	207,500
4.00%, 7/15/20	EUR	1,717	1,886,114
4.75%, 7/15/20 (a)	USD	2,400	2,442,000
7.00%, 4/23/21	EUR	500	562,101
7.38%, 4/23/21 (a)	USD	4,580	4,762,742
Windstream Services LLC:
7.75%, 10/15/20		500	510,625
7.75%, 10/01/21		660	673,339
7.50%, 6/01/22		260	251,550
6.38%, 8/01/23		450	402,750
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		2,901	3,031,545
6.38%, 5/15/25		1,686	1,784,007
5.75%, 1/15/27 (a)		1,405	1,438,439

			152,359,642
Electric Utilities — 0.5%
1MDB Energy Ltd., 5.99%, 5/11/22		1,500	1,613,265
Alabama Power Co.:
3.75%, 3/01/45		630	599,609
4.30%, 1/02/46		700	732,717
Appalachian Power Co., 4.45%, 6/01/45		1,000	1,034,783
Arizona Public Service Co.:
4.70%, 1/15/44		250	266,897
4.35%, 11/15/45		400	411,714
Commonwealth Edison Co., 6.15%, 9/15/17		400	411,530

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Connecticut Light & Power Co., 4.30%, 4/15/44	USD	125	$127,144
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	125	142,292
Duke Energy Carolinas LLC, 6.05%, 4/15/38	USD	805	1,025,084
Duke Energy Corp.:
1.80%, 9/01/21		335	323,074
4.80%, 12/15/45		1,400	1,485,540
3.75%, 9/01/46		160	145,116
Duke Energy Florida LLC, 3.10%, 8/15/21		1,780	1,836,189
Duke Energy Progress LLC:
4.10%, 5/15/42		515	517,223
4.15%, 12/01/44		500	504,768
Emera U.S. Finance LP:
2.15%, 6/15/19		855	854,285
2.70%, 6/15/21		750	744,241
Emera, Inc., 6.75%, 6/15/76 (b)		16,500	17,985,000
Enersis Americas SA, 4.00%, 10/25/26		1,601	1,561,295
Exelon Corp.:
3.95%, 6/15/25		750	765,160
5.10%, 6/15/45		1,000	1,073,309
Florida Power & Light Co., 3.80%, 12/15/42		1,475	1,448,052
Georgia Power Co.:
2.85%, 5/15/22		670	673,079
5.95%, 2/01/39		470	570,474
4.30%, 3/15/42		500	511,732
Indiana Michigan Power Co., 4.55%, 3/15/46		400	419,224
Kallpa Generacion SA, 4.88%, 5/24/26		4,945	5,043,900
Kentucky Utilities Co., 4.65%, 11/15/43		100	109,858
MidAmerican Energy Co., 6.75%, 12/30/31		575	779,180
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/01/18		740	738,249
2.30%, 4/01/19		895	903,515
Northern States Power Co., 4.13%, 5/15/44		530	538,846
NSTAR Electric Co., 4.40%, 3/01/44		250	263,515
Oglethorpe Power Corp., 4.20%, 12/01/42		400	377,540
Oklahoma Gas & Electric Co., 3.90%, 5/01/43		250	238,423
Oncor Electric Delivery Co. LLC:
6.80%, 9/01/18		483	520,586
2.95%, 4/01/25		750	736,564
5.30%, 6/01/42		500	591,187
PacifiCorp.:
2.95%, 6/01/23		300	302,847
6.35%, 7/15/38		310	405,395
PECO Energy Co., 5.95%, 10/01/36		865	1,069,846
Potomac Electric Power Co., 4.15%, 3/15/43		450	457,670
PPL Capital Funding, Inc., 5.00%, 3/15/44		500	523,247
PPL Electric Utilities Corp., 4.15%, 10/01/45		500	508,135
Public Service Co. of Colorado, 4.30%, 3/15/44		450	471,507
Puget Sound Energy, Inc.:
5.80%, 3/15/40		250	304,790
5.64%, 4/15/41		250	302,688
Sierra Pacific Power Co., 2.60%, 5/01/26		2,100	2,000,804
Southern California Edison Co.:
6.05%, 3/15/39		665	851,427
4.65%, 10/01/43		300	330,638
Southern Co. Gas Capital Corp., 3.25%, 6/15/26		2,300	2,250,430
Southern Power Co.:
1.85%, 12/01/17		1,000	1,002,842
1.95%, 12/15/19		1,120	1,113,013
SPIC U.S. Dollar Bond Co. Ltd., 3.88%, 12/06/26		1,125	1,133,629

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Talen Energy Supply LLC:
4.63%, 7/15/19 (a)	USD	900	$870,750
4.60%, 12/15/21		600	487,500
6.50%, 6/01/25		385	310,888
Toledo Edison Co., 6.15%, 5/15/37		500	601,995
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	308	354,166
Westar Energy, Inc., 5.10%, 7/15/20	USD	500	543,610

			64,821,976
Electrical Equipment — 0.1%
AE-Rotor Holding BV, 4.97%, 3/28/18		293	293,048
Cortes NP Acquisition Corp., 9.25%, 10/15/24 (a)		3,378	3,570,107
General Cable Corp., 5.75%, 10/01/22		425	421,813
GrafTech International Ltd., 6.38%, 11/15/20		413	339,693
Sensata Technologies BV:
4.88%, 10/15/23 (a)		175	178,719
5.00%, 10/01/25 (a)		2,522	2,520,739
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (a)		1,095	1,174,387

			8,498,506
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.55%, 1/30/19		1,000	1,012,369
Avnet, Inc., 4.63%, 4/15/26		1,200	1,209,161
Belden, Inc.:
5.50%, 9/01/22 (a)		575	593,687
5.50%, 4/15/23	EUR	776	891,054
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22	USD	1,825	1,925,375
5.00%, 9/01/23		2,206	2,250,120
5.50%, 12/01/24		390	406,087
Corning, Inc.:
1.45%, 11/15/17		250	249,823
4.75%, 3/15/42		200	198,646
Flex Ltd., 4.63%, 2/15/20		1,500	1,572,931
Keysight Technologies, Inc., 4.55%, 10/30/24		1,900	1,911,229
STATS ChipPAC Pte. Ltd., 8.50%, 11/24/20		301	316,050
Tech Data Corp.:
3.70%, 2/15/22		1,020	1,019,674
4.95%, 2/15/27		315	313,821
Zebra Technologies Corp., 7.25%, 10/15/22		750	808,125

			14,678,152
Energy Equipment & Services — 0.3%
Diamond Offshore Drilling, Inc.:
5.88%, 5/01/19		325	338,000
5.70%, 10/15/39		325	264,063
4.88%, 11/01/43		500	368,750
Ensco PLC:
8.00%, 1/31/24 (a)		664	688,953
4.50%, 10/01/24		975	872,625
5.20%, 3/15/25		570	515,850
5.75%, 10/01/44		700	561,750
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		575	590,813
Halliburton Co.:
2.00%, 8/01/18		500	501,527
4.85%, 11/15/35		765	819,239
5.00%, 11/15/45		415	444,354
McDermott International, Inc., 8.00%, 5/01/21 (a)		300	307,500
Nabors Industries, Inc.: 5.50%, 1/15/23 (a)		1,366	1,427,470

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	47

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
0.75%, 1/15/24 (a)(m)	USD	1,215	$1,225,631
Navios Maritime Acquisition Corp./Navios
Acquisition Finance U.S., Inc., 8.13%, 11/15/21 (a)		400	363,000
Noble Holding International Ltd., 7.75%, 1/15/24		3,528	3,505,950
PHI, Inc., 5.25%, 3/15/19		300	288,750
Rowan Cos., Inc.:
4.88%, 6/01/22		1,055	1,003,569
7.38%, 6/15/25		4,079	4,262,555
Saipem Finance International BV, 3.00%, 3/08/21	EUR	155	173,180
Schlumberger Holdings Corp., 2.35%, 12/21/18 (a)	USD	1,125	1,135,176
SESI LLC:
6.38%, 5/01/19		325	326,219
7.13%, 12/15/21		525	538,781
Transocean, Inc.:
3.75%, 10/15/17		327	329,861
6.00%, 3/15/18		5,016	5,122,590
7.38%, 4/15/18		190	195,225
7.13%, 12/15/21		350	362,250
5.55%, 10/15/22		4,878	4,438,980
9.00%, 7/15/23 (a)		4,129	4,394,804
7.50%, 4/15/31		500	443,437
6.80%, 3/15/38		650	523,250
Trionista TopCo GmbH, 6.88%, 4/30/21	EUR	1,920	2,176,283
Weatherford International LLC, 6.80%, 6/15/37	USD	122	104,615
Weatherford International Ltd.:
7.75%, 6/15/21		565	583,363
4.50%, 4/15/22		388	345,320
8.25%, 6/15/23		335	341,700
9.88%, 2/15/24 (a)		787	849,960
6.50%, 8/01/36		305	258,488
5.95%, 4/15/42		141	110,289

			41,104,120
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.:
2.80%, 6/01/20		2,384	2,388,394
3.30%, 2/15/21		290	293,323
2.25%, 1/15/22		1,870	1,792,197
5.00%, 2/15/24		1,000	1,072,223
Boston Properties LP, 5.63%, 11/15/20		1,000	1,102,542
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23		750	766,798
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (a)		340	357,000
8.25%, 10/15/23		2,670	2,896,950
7.13%, 12/15/24 (a)		350	356,125
Crown Castle International Corp.:
3.40%, 2/15/21		1,802	1,827,570
2.25%, 9/01/21		300	290,492
5.25%, 1/15/23		1,500	1,629,450
Digital Realty Trust LP, 3.40%, 10/01/20		1,200	1,223,910
DuPont Fabros Technology LP, 5.88%, 9/15/21		375	391,875
Equinix, Inc.:
5.38%, 1/01/22		857	906,277
5.38%, 4/01/23		2,385	2,495,497
5.75%, 1/01/25		400	422,000
5.88%, 1/15/26		740	786,250
ERP Operating LP:
4.75%, 7/15/20		730	783,572
2.85%, 11/01/26		1,385	1,301,095
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		845	848,169

Corporate Bonds		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
FelCor Lodging LP, 5.63%, 3/01/23	USD	250	$258,750
GEO Group, Inc.:
5.88%, 1/15/22		135	138,206
5.88%, 10/15/24		870	877,613
6.00%, 4/15/26		575	579,313
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18		125	129,375
4.88%, 11/01/20		1,025	1,076,250
4.38%, 4/15/21		40	41,600
5.38%, 11/01/23		250	268,125
5.38%, 4/15/26		555	578,587
Hospitality Properties Trust:
4.25%, 2/15/21		1,000	1,035,737
5.00%, 8/15/22		1,000	1,052,752
4.50%, 6/15/23		1,500	1,522,818
4.95%, 2/15/27		2,000	1,993,562
Iron Mountain, Inc.:
6.00%, 10/01/20 (a)		1,440	1,508,400
4.38%, 6/01/21 (a)		300	309,000
6.00%, 8/15/23		200	212,000
5.75%, 8/15/24		850	862,750
iStar, Inc.:
4.00%, 11/01/17		100	100,500
5.00%, 7/01/19		725	735,425
Kimco Realty Corp., 3.40%, 11/01/22		1,000	1,015,526
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24 (a)		5,057	5,278,244
4.50%, 9/01/26 (a)		1,853	1,774,247
MPT Operating Partnership LP/MPT Finance Corp.:
6.38%, 3/01/24		255	269,344
5.25%, 8/01/26		355	348,788
QCP SNF West/Central/East/AL REIT LLC, 8.13%, 11/01/23 (a)		450	455,625
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/01/21		200	207,000
Simon Property Group LP:
2.50%, 9/01/20		1,900	1,914,104
4.38%, 3/01/21		500	536,191
6.75%, 2/01/40		200	267,863
4.75%, 3/15/42		800	845,328
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/18		2,500	2,506,125
4.75%, 6/01/21		1,000	1,074,422
Vornado Realty LP, 2.50%, 6/30/19		387	388,673
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (a)		765	765,728
Welltower, Inc.:
4.70%, 9/15/17		440	448,223
2.25%, 3/15/18		3,110	3,128,125
4.13%, 4/01/19		1,000	1,036,581
5.25%, 1/15/22		1,000	1,101,102

			60,573,711
Food & Staples Retailing — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 6/15/24 (a)		1,535	1,599,777
5.75%, 3/15/25 (a)		1,942	1,929,863
Casino Guichard Perrachon SA:
4.56%, 1/25/23	EUR	2,600	3,142,294
3.25%, 3/07/24		1,300	1,550,188
CVS Health Corp.: 2.80%, 7/20/20	USD	1,640	1,663,170

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
2.13%, 6/01/21	USD	2,385	$2,334,622
5.13%, 7/20/45		550	604,907
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (a)		939	951,320
Fresh Market, Inc., 9.75%, 5/01/23 (a)		500	445,000
Ingles Markets, Inc., 5.75%, 6/15/23		500	512,500
Rite Aid Corp.:
9.25%, 3/15/20		600	620,280
6.75%, 6/15/21		550	572,000
6.13%, 4/01/23 (a)		5,291	5,509,254
7.70%, 2/15/27		201	241,200
Safeway, Inc., 7.25%, 2/01/31		200	196,500
Sysco Corp.:
1.90%, 4/01/19		400	400,581
2.60%, 10/01/20		835	841,567
2.50%, 7/15/21		125	124,319
3.75%, 10/01/25		600	608,987
3.30%, 7/15/26		905	885,288
4.85%, 10/01/45		400	418,923
4.50%, 4/01/46		460	459,061
Tesco PLC:
5.50%, 11/15/17 (a)		1,000	1,024,039
5.00%, 3/24/23	GBP	560	767,213
6.00%, 12/14/29		380	523,163
6.15%, 11/15/37 (a)	USD	700	694,454
U.S. Foods, Inc., 5.88%, 6/15/24 (a)		400	418,000
Walgreens Boots Alliance, Inc.:
1.75%, 5/30/18		575	576,045
2.70%, 11/18/19		3,980	4,034,518
3.30%, 11/18/21		750	765,497
4.50%, 11/18/34		400	401,670
4.80%, 11/18/44		400	407,291
Wal-Mart Stores, Inc.:
7.55%, 2/15/30		445	638,802
6.50%, 8/15/37		805	1,072,724
6.20%, 4/15/38		365	469,979

			37,404,996
Food Products — 0.4%
Aramark Services, Inc.:
5.75%, 3/15/20		326	331,958
5.13%, 1/15/24 (a)		428	444,760
4.75%, 6/01/26 (a)		350	348,600
Arcor SAIC, 6.00%, 7/06/23 (a)		3,867	4,041,015
B&G Foods, Inc., 4.63%, 6/01/21		475	485,687
Bestfoods, 6.63%, 4/15/28		125	162,932
Comfeed Finance BV, 6.00%, 5/02/18		970	986,170
ConAgra Brands, Inc., 3.20%, 1/25/23		1,728	1,729,880
Darling Global Finance BV, 4.75%, 5/30/22	EUR	416	477,141
Dean Foods Co., 6.50%, 3/15/23 (a)	USD	500	522,500
Grupo Bimbo SAB de CV, 4.50%, 1/25/22		3,560	3,719,865
JBS USA LUX SA/JBS USA Finance, Inc.:
8.25%, 2/01/20 (a)		100	102,500
7.25%, 6/01/21 (a)		1,100	1,136,300
7.25%, 6/01/21 (a)		825	852,225
5.88%, 7/15/24 (a)		1,345	1,388,713
5.75%, 6/15/25 (a)		2,018	2,071,477
JM Smucker Co.:
1.75%, 3/15/18		1,000	1,001,752
3.00%, 3/15/22		1,000	1,011,904
Kellogg Co.:
2.65%, 12/01/23		1,400	1,370,670
4.50%, 4/01/46		270	263,407
Kraft Heinz Foods Co.: 2.00%, 7/02/18		1,000	1,001,679

Corporate Bonds		Par (000)	Value
Food Products (continued)
2.80%, 7/02/20	USD	1,000	$1,011,519
3.50%, 7/15/22		1,250	1,271,331
3.95%, 7/15/25		750	757,833
5.00%, 7/15/35		400	419,389
5.20%, 7/15/45		1,000	1,050,430
4.38%, 6/01/46		445	416,022
Lamb Weston Holdings, Inc.:
4.63%, 11/01/24 (a)		400	401,000
4.88%, 11/01/26 (a)		800	801,000
Louis Dreyfus Co. BV, 4.00%, 2/07/22	EUR	350	379,716
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (a)	USD	6,415	6,759,806
Minerva Luxembourg SA, 6.50%, 9/20/26 (a)		4,065	4,039,594
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (a)		335	337,305
Post Holdings, Inc.:
6.75%, 12/01/21 (a)		500	530,000
6.00%, 12/15/22 (a)		400	420,000
7.75%, 3/15/24 (a)		1,982	2,193,836
8.00%, 7/15/25 (a)		48	54,000
5.00%, 8/15/26 (a)		3,132	3,028,237
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	600	671,992
TreeHouse Foods, Inc., 6.00%, 2/15/24 (a)	USD	530	555,837
Tyson Foods, Inc., 5.15%, 8/15/44		700	734,805
WhiteWave Foods Co., 5.38%, 10/01/22		725	788,437

			50,073,224
Gas Utilities — 0.0%
Atmos Energy Corp., 4.15%, 1/15/43		395	399,826
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.13%, 7/15/19		1,285	1,285,000
7.50%, 11/01/23 (a)		450	473,625
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24		2,300	2,328,520

			4,486,971
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
2.35%, 11/22/19		1,205	1,208,196
2.90%, 11/30/21		1,720	1,712,446
2.55%, 3/15/22		500	487,275
3.40%, 11/30/23		1,800	1,796,081
4.75%, 11/30/36		700	704,091
6.00%, 4/01/39		435	495,227
5.30%, 5/27/40		450	473,977
Alere, Inc., 6.38%, 7/01/23 (a)		1,106	1,119,134
Baxter International, Inc., 3.50%, 8/15/46		1,275	1,088,034
Boston Scientific Corp., 2.85%, 5/15/20		2,000	2,026,144
CR Bard, Inc., 3.00%, 5/15/26		1,620	1,557,298
Hologic, Inc., 5.25%, 7/15/22 (a)		2,294	2,391,495
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (a)		450	486,000
Medtronic, Inc.:
2.50%, 3/15/20		1,250	1,265,225
4.38%, 3/15/35		997	1,042,811
St. Jude Medical, Inc.:
2.00%, 9/15/18		1,440	1,441,333
3.25%, 4/15/23		345	342,601
4.75%, 4/15/43		450	439,996
Stryker Corp.:
2.00%, 3/08/19		965	966,773
4.38%, 5/15/44		600	590,614
4.63%, 3/15/46		505	516,711
Universal Hospital Services, Inc., 7.63%, 8/15/20		500	496,250

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	49

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.:
2.00%, 4/01/18	USD	405	$406,167
3.55%, 4/01/25		600	585,779

			23,639,658
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc., 5.63%, 2/15/23		3,004	3,049,060
Aetna, Inc.:
2.20%, 3/15/19		760	764,843
1.90%, 6/07/19		3,665	3,673,019
2.75%, 11/15/22		1,450	1,444,995
2.80%, 6/15/23		220	218,238
4.25%, 6/15/36		500	501,188
4.13%, 11/15/42		580	556,712
4.38%, 6/15/46		600	601,447
Anthem, Inc.:
2.38%, 2/15/17		2,033	2,033,695
2.30%, 7/15/18		1,000	1,005,730
3.30%, 1/15/23		500	500,352
4.63%, 5/15/42		750	748,884
5.10%, 1/15/44		300	322,564
4.65%, 8/15/44		350	351,738
Cardinal Health, Inc., 4.63%, 12/15/20		1,000	1,072,231
Centene Corp.:
5.63%, 2/15/21		2,594	2,723,181
4.75%, 5/15/22		775	786,625
6.13%, 2/15/24		1,415	1,503,437
4.75%, 1/15/25		770	759,890
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		982	985,069
8.00%, 11/15/19		345	307,050
5.13%, 8/01/21		675	636,187
6.88%, 2/01/22		1,511	1,099,253
Cigna Corp.:
4.38%, 12/15/20		1,100	1,169,101
4.00%, 2/15/22		600	627,076
5.38%, 2/15/42		325	366,931
DaVita, Inc.:
5.75%, 8/15/22		1,000	1,038,750
5.13%, 7/15/24		3,290	3,248,875
5.00%, 5/01/25		1,211	1,181,936
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		1,421	1,229,165
Envision Healthcare Corp.:
5.13%, 7/01/22 (a)		4,805	4,889,087
5.63%, 7/15/22		5,001	5,151,030
6.25%, 12/01/24 (a)		330	347,325
Express Scripts Holding Co., 3.40%, 3/01/27		1,100	1,025,249
Fresenius Medical Care U.S. Finance II, Inc.:
5.63%, 7/31/19 (a)		700	746,375
4.13%, 10/15/20 (a)		400	410,000
5.88%, 1/31/22 (a)		500	540,000
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (a)		500	540,000
HCA Holdings, Inc., 6.25%, 2/15/21		1,515	1,624,837
HCA, Inc.:
8.00%, 10/01/18		100	109,000
3.75%, 3/15/19		1,100	1,119,250
4.25%, 10/15/19		300	310,500
6.50%, 2/15/20		4,229	4,620,183
7.50%, 2/15/22		4,453	5,065,287
4.00%, 12/01/22		500	515,783
4.75%, 5/01/23		900	932,625
5.88%, 5/01/23		3,064	3,263,160
5.00%, 3/15/24		6,095	6,346,419

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
5.38%, 2/01/25	USD	6,056	$6,177,120
5.25%, 4/15/25		450	473,625
5.88%, 2/15/26		1,985	2,064,400
5.25%, 6/15/26		700	729,750
4.50%, 2/15/27		4,292	4,232,985
HealthSouth Corp., 5.75%, 11/01/24		2,508	2,548,755
HomeVi SAS, 6.88%, 8/15/21	EUR	211	242,030
Humana, Inc.:
3.15%, 12/01/22	USD	500	500,679
4.95%, 10/01/44		500	525,975
IDH Finance PLC, 6.25%, 8/15/22	GBP	390	457,014
Kindred Healthcare, Inc.:
8.00%, 1/15/20	USD	500	492,500
6.38%, 4/15/22		600	521,250
8.75%, 1/15/23		200	182,000
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		1,000	1,004,180
LifePoint Health, Inc.:
5.50%, 12/01/21		800	820,000
5.88%, 12/01/23		330	328,350
5.38%, 5/01/24 (a)		400	383,000
Mallinckrodt International Finance SA, 4.75%, 4/15/23		350	288,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		859	846,115
5.75%, 8/01/22 (a)		575	533,313
5.63%, 10/15/23 (a)		839	743,564
5.50%, 4/15/25 (a)		1,684	1,450,345
Medco Health Solutions, Inc., 4.13%, 9/15/20		1,000	1,048,514
MEDNAX, Inc., 5.25%, 12/01/23 (a)		505	521,413
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/01/55		200	197,411
Molina Healthcare, Inc., 5.38%, 11/15/22		430	443,975
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (a)		2,201	2,335,811
Quest Diagnostics, Inc., 2.50%, 3/30/20		1,000	1,003,363
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)		1,800	1,858,500
Select Medical Corp., 6.38%, 6/01/21		500	495,000
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (a)		310	335,575
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	1,339	1,572,586
Synlab Unsecured Bondco PLC, 8.25%, 7/01/23		582	694,140
Team Health, Inc., 7.25%, 12/15/23 (a)	USD	390	446,550
Tenet Healthcare Corp.:
6.25%, 11/01/18		850	893,563
5.00%, 3/01/19		1,881	1,850,434
4.75%, 6/01/20		150	152,250
4.46%, 6/15/20 (b)		914	925,425
6.00%, 10/01/20		2,225	2,347,375
4.50%, 4/01/21		300	301,500
4.38%, 10/01/21		700	703,941
7.50%, 1/01/22 (a)		2,040	2,187,900
8.13%, 4/01/22		8,090	8,170,900
6.75%, 6/15/23		250	236,250
Tennessee Merger Sub, Inc., 6.38%, 2/01/25 (a)		3,181	3,125,333
UnitedHealth Group, Inc.:
1.70%, 2/15/19		580	578,678
2.30%, 12/15/19		435	439,024
2.13%, 3/15/21		1,095	1,085,367
3.35%, 7/15/22		1,200	1,237,805
4.63%, 7/15/35		400	434,180

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
5.95%, 2/15/41	USD	765	$954,259
4.25%, 3/15/43		410	417,965
4.75%, 7/15/45		1,925	2,110,770
Voyage Care Bondco PLC, 11.00%, 2/01/19	GBP	1,000	1,244,166
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	605	623,906

			138,582,861
Health Care Technology — 0.0%
Quintiles IMS, Inc.:
4.88%, 5/15/23 (a)		550	556,187
5.00%, 10/15/26 (a)		700	704,662

			1,260,849
Hotels, Restaurants & Leisure — 0.5%
BC ULC/New Red Finance, Inc.:
4.63%, 1/15/22 (a)		450	461,813
6.00%, 4/01/22 (a)		1,750	1,823,360
Boyd Gaming Corp.:
6.88%, 5/15/23		500	536,900
6.38%, 4/01/26 (a)		480	514,800
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance, Inc., 8.00%, 10/01/20		10,126	10,569,013
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22		375	405,000
Carnival Corp., 3.95%, 10/15/20		1,585	1,672,708
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21		100	103,043
Diamond Resorts International, Inc., 7.75%, 9/01/23 (a)		300	310,500
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (a)		670	657,437
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21		1,000	1,031,075
Hyatt Hotels Corp., 4.85%, 3/15/26		665	706,926
International Game Technology PLC:
7.50%, 6/15/19		400	442,252
5.63%, 2/15/20 (a)		200	211,500
6.25%, 2/15/22 (a)		763	813,068
4.75%, 2/15/23	EUR	991	1,170,083
6.50%, 2/15/25 (a)	USD	1,150	1,242,000
Isle of Capri Casinos, Inc., 5.88%, 3/15/21		300	310,140
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (a)		600	613,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/01/24 (a)		1,000	1,018,750
5.25%, 6/01/26 (a)		964	975,240
Ladbrokes Group Finance PLC, 5.13%, 9/08/23	GBP	200	239,524
McDonald’s Corp.:
5.35%, 3/01/18	USD	1,415	1,471,350
2.20%, 5/26/20		600	601,133
2.75%, 12/09/20		3,975	4,032,244
3.25%, 6/10/24		735	748,836
6.30%, 10/15/37		665	835,449
4.60%, 5/26/45		200	201,936
4.88%, 12/09/45		1,215	1,290,856
MGM Resorts International:
8.63%, 2/01/19		2,151	2,387,610
5.25%, 3/31/20		325	341,656
6.75%, 10/01/20		3,942	4,365,765
6.63%, 12/15/21		2,470	2,754,050
7.75%, 3/15/22		1,125	1,310,287
6.00%, 3/15/23		950	1,021,250
4.63%, 9/01/26		599	580,281

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd.:
4.63%, 11/15/20 (a)	USD	350	$357,875
4.75%, 12/15/21 (a)		500	504,150
NH Hotel Group SA, 3.75%, 10/01/23	EUR	425	477,141
Pinnacle Entertainment, Inc., 5.63%, 5/01/24 (a)	USD	550	557,937
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	161	205,575
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	2,008	2,251,102
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	907	1,159,395
Series A7, 5.27%, 3/30/24		1,200	1,452,096
Punch Taverns Finance PLC, 6.03%, 10/15/27 (a)(b)		480	587,289
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	USD	450	486,000
Sabre GLBL, Inc.:
5.38%, 4/15/23 (a)		430	437,391
5.25%, 11/15/23 (a)		305	308,813
Scientific Games International, Inc.:
7.00%, 1/01/22 (a)		1,317	1,407,544
10.00%, 12/01/22		3,604	3,692,730
Silversea Cruise Finance Ltd., 7.25%, 2/01/25 (a)		380	390,530
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		1,450	1,489,875
Snai SpA, 6.38%, 11/07/21	EUR	100	114,025
Station Casinos LLC, 7.50%, 3/01/21	USD	5,230	5,439,200
Studio City Co. Ltd.:
5.88%, 11/30/19		480	495,000
7.25%, 11/30/21		1,700	1,795,965
7.25%, 11/30/21 (a)		550	581,047
Thomas Cook Group PLC, 6.25%, 6/15/22	EUR	910	1,015,357
Vue International Bidco PLC, 7.88%, 7/15/20	GBP	800	1,045,653
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.38%, 3/15/22	USD	650	664,625
4.25%, 5/30/23 (a)		300	291,375
5.50%, 3/01/25 (a)		1,300	1,303,250

			76,282,275
Household Durables — 0.1%
APX Group, Inc.:
6.38%, 12/01/19		935	965,387
8.75%, 12/01/20		2,464	2,556,400
7.88%, 12/01/22 (a)		1,235	1,339,975
7.88%, 12/01/22		325	352,625
Beazer Homes USA, Inc., 8.75%, 3/15/22 (a)		305	331,688
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		700	721,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (a)		150	152,250
CalAtlantic Group, Inc.:
8.38%, 5/15/18		100	107,250
8.38%, 1/15/21		1,941	2,261,265
5.38%, 10/01/22		84	87,045
5.88%, 11/15/24		665	691,600
5.25%, 6/01/26		535	530,987
DR Horton, Inc., 5.75%, 8/15/23		2,000	2,219,860
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		300	290,190
Lennar Corp.:
4.50%, 6/15/19		450	466,650
4.50%, 11/15/19		105	108,938
4.75%, 4/01/21		680	705,500

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	51

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Household Durables (continued)
4.13%, 1/15/22	USD	350	$352,958
4.75%, 11/15/22		450	461,533
4.88%, 12/15/23		310	315,425
4.75%, 5/30/25		375	377,813
Newell Brands, Inc.:
2.15%, 10/15/18		735	738,790
2.60%, 3/29/19		495	501,148
PB International BV, 7.63%, 1/26/22		725	724,137
PulteGroup, Inc.:
4.25%, 3/01/21		450	462,375
5.50%, 3/01/26		1,520	1,554,200
5.00%, 1/15/27		400	393,500
6.38%, 5/15/33		395	395,987
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		100	102,719
Tempur Sealy International, Inc., 5.50%, 6/15/26		400	394,000

			20,663,195
Household Products — 0.2%
Avon International Operations, Inc., 7.88%, 8/15/22 (a)		345	367,529
Energizer Holdings, Inc., 5.50%, 6/15/25 (a)		480	488,400
Gardner Denver, Inc., 6.88%, 8/15/21 (a)		790	788,025
HRG Group, Inc.:
7.88%, 7/15/19		325	339,625
7.75%, 1/15/22		700	735,875
Procter & Gamble Co.:
2.45%, 11/03/26		2,700	2,575,012
5.55%, 3/05/37		45	58,547
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
5.75%, 10/15/20		3,851	3,964,913
6.88%, 2/15/21		554	568,181
8.25%, 2/15/21		1,104	1,136,764
4.52%, 7/15/21 (a)(b)		2,187	2,249,876
5.13%, 7/15/23 (a)		1,192	1,219,058
7.00%, 7/15/24 (a)		2,162	2,303,611
RSI Home Products, Inc., 6.50%, 3/15/23 (a)		500	521,250
Spectrum Brands, Inc.:
6.63%, 11/15/22		2,290	2,427,400
6.13%, 12/15/24		918	970,785
5.75%, 7/15/25		1,881	1,965,645
Stena AB, 7.00%, 2/01/24 (a)		500	472,500
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)		1,116	1,160,640

			24,313,636
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.:
7.38%, 7/01/21		900	1,012,500
4.88%, 5/15/23		1,520	1,512,400
5.50%, 3/15/24		500	506,250
5.50%, 4/15/25		700	708,750
6.00%, 5/15/26		709	733,815
AES Panama SRL, 6.00%, 6/25/22 (a)		6,990	7,210,185
Calpine Corp.:
6.00%, 1/15/22 (a)		1,418	1,483,583
5.38%, 1/15/23		750	738,750
7.88%, 1/15/23 (a)		470	489,975
5.88%, 1/15/24 (a)		545	570,887
5.75%, 1/15/25		1,450	1,417,375
5.25%, 6/01/26 (a)		450	453,375
DPL, Inc., 7.25%, 10/15/21		150	156,225
Dynegy, Inc.:
6.75%, 11/01/19		2,950	3,027,437

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
7.38%, 11/01/22	USD	2,124	$2,097,450
5.88%, 6/01/23		300	273,000
7.63%, 11/01/24		1,000	952,500
8.00%, 1/15/25 (a)		500	480,000
InterGen NV, 7.00%, 6/30/23 (a)		500	456,250
NRG Energy, Inc.:
7.88%, 5/15/21		286	296,725
6.25%, 7/15/22		675	695,250
6.63%, 3/15/23		300	309,000
6.25%, 5/01/24		1,180	1,200,650
7.25%, 5/15/26 (a)		1,287	1,346,524
6.63%, 1/15/27 (a)		3,821	3,792,343
NRG Yield Operating LLC, 5.38%, 8/15/24		505	515,100
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20		612	629,748
TerraForm Power Operating LLC, 6.38%, 2/01/23 (a)(d)		465	477,787

			33,543,834
Industrial Conglomerates — 0.1%
Fortive Corp., 1.80%, 6/15/19 (a)		520	516,860
General Electric Co.:
6.75%, 3/15/32		187	250,427
6.15%, 8/07/37		215	277,067
5.88%, 1/14/38		1,001	1,256,654
6.88%, 1/10/39		152	214,008
Guangxi Communications Investment Group Co. Ltd., 3.00%, 11/04/19		1,200	1,186,169
Hutchison Whampoa International 11 Ltd., 4.63%, 1/13/22		1,663	1,786,489
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		7,000	7,030,422
Koppers, Inc., 6.00%, 2/15/25 (a)		350	362,250
Roper Technologies, Inc.:
3.00%, 12/15/20		900	915,475
2.80%, 12/15/21		375	374,746
3.85%, 12/15/25		905	916,712
Tyco Electronics Group SA:
6.55%, 10/01/17		1,000	1,034,891
3.70%, 2/15/26		1,110	1,130,827

			17,252,997
Insurance — 0.6%
ACE INA Holdings, Inc.:
2.70%, 3/13/23		940	931,272
3.35%, 5/15/24		590	599,957
Aflac, Inc.:
3.63%, 6/15/23		900	933,018
4.00%, 10/15/46		990	931,964
AIA Group Ltd., 2.25%, 3/11/19 (a)		780	781,648
Alleghany Corp., 4.90%, 9/15/44		500	500,666
Allstate Corp.:
4.50%, 6/15/43		960	1,009,972
4.20%, 12/15/46		240	241,077
American Financial Group, Inc., 3.50%, 8/15/26		1,400	1,346,944
American International Group, Inc.:
2.30%, 7/16/19		2,550	2,566,470
3.30%, 3/01/21		2,018	2,069,257
3.88%, 1/15/35		500	465,861
4.50%, 7/16/44		1,000	964,884
Aon PLC, 2.80%, 3/15/21		1,445	1,447,743
Arch Capital Finance LLC, 4.01%, 12/15/26		2,055	2,083,599
Arch Capital Group U.S., Inc., 5.14%, 11/01/43		250	263,999
Assicurazioni Generali SpA: 7.75%, 12/12/42 (b)	EUR	1,100	1,397,360

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Insurance (continued)
5.50%, 10/27/47 (b)	EUR	4,320	$4,824,727
5.00%, 6/08/48 (b)		1,005	1,089,894
AXIS Specialty Finance PLC, 2.65%, 4/01/19	USD	1,361	1,374,436
Berkshire Hathaway Finance Corp.:
1.70%, 3/15/19		290	290,056
5.75%, 1/15/40		250	308,611
Berkshire Hathaway, Inc.:
2.75%, 3/15/23		1,010	1,008,389
3.13%, 3/15/26		1,180	1,170,001
4.50%, 2/11/43		2,180	2,310,109
BNP Paribas Cardif SA, 4.03% (b)(l)	EUR	4,400	4,749,326
Chubb Corp., 6.50%, 5/15/38	USD	505	674,127
Credit Agricole Assurances SA, 4.50% (b)(l)	EUR	1,300	1,384,297
Everest Reinsurance Holdings, Inc., 4.87%, 6/01/44	USD	800	786,559
First American Financial Corp., 4.30%, 2/01/23		1,350	1,329,487
Genworth Holdings, Inc.:
6.52%, 5/22/18		500	490,000
7.63%, 9/24/21		550	507,375
4.80%, 2/15/24		5,000	4,050,000
6.50%, 6/15/34		5,000	4,100,000
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (a)(b)		2,064	1,759,560
Groupama SA, 6.00%, 1/23/27	EUR	200	221,466
Hartford Financial Services Group, Inc., 5.50%, 3/30/20	USD	1,150	1,257,389
HUB International Ltd., 7.88%, 10/01/21 (a)		1,251	1,310,423
Marsh & McLennan Cos., Inc.:
2.35%, 3/06/20		500	500,625
2.75%, 1/30/22		250	249,782
3.30%, 3/14/23		1,880	1,910,727
4.35%, 1/30/47		175	171,481
MetLife, Inc.:
6.38%, 6/15/34		720	905,402
4.88%, 11/13/43		220	237,655
4.05%, 3/01/45		500	475,749
4.60%, 5/13/46		200	209,139
Old Mutual PLC, 8.00%, 6/03/21	GBP	200	291,375
Pension Insurance Corp. PLC, 6.50%, 7/03/24		225	277,467
Principal Financial Group, Inc., 3.30%, 9/15/22	USD	1,000	1,012,163
Principal Life Global Funding II, 2.20%, 4/08/20 (a)		1,500	1,494,473
Progressive Corp., 6.25%, 12/01/32		520	652,538
Prudential Financial, Inc.:
2.35%, 8/15/19		750	755,729
5.38%, 6/21/20		750	823,083
4.60%, 5/15/44		500	520,001
QBE Insurance Group Ltd., 5.88%, 6/17/46 (b)		677	684,713
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (a)		7,006	7,969,325
Travelers Cos., Inc., 4.30%, 8/25/45		500	514,110
Travelers Property Casualty Corp., 6.38%, 3/15/33		345	442,953
Union Life Insurance Co. Ltd., 3.00%, 9/19/21		3,350	3,160,320
Unum Group:
3.00%, 5/15/21		620	618,681
5.75%, 8/15/42		1,100	1,198,496
WR Berkley Corp., 4.63%, 3/15/22		500	536,247
XLIT Ltd., 2.30%, 12/15/18		250	251,393

			79,395,550
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.:
3.30%, 12/05/21		750	780,041

Corporate Bonds		Par (000)	Value
Internet & Direct Marketing Retail (continued)
4.80%, 12/05/34	USD	1,500	$1,665,529
Expedia, Inc.:
7.46%, 8/15/18		800	862,024
5.00%, 2/15/26		1,100	1,156,531
Liberty Interactive LLC, 8.25%, 2/01/30		350	367,500
Netflix, Inc.:
5.38%, 2/01/21		100	107,375
5.50%, 2/15/22		2,047	2,192,849
5.88%, 2/15/25		772	837,620
4.38%, 11/15/26 (a)		3,006	2,949,637
Priceline Group, Inc., 3.60%, 6/01/26		4,755	4,753,816

			15,672,922
Internet Software & Services — 0.1%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19		1,185	1,191,047
3.13%, 11/28/21		500	502,267
3.60%, 11/28/24		500	497,093
4.50%, 11/28/34		600	603,710
Alphabet, Inc., 2.00%, 8/15/26		1,800	1,647,162
Baidu, Inc.:
2.75%, 6/09/19		550	556,317
3.00%, 6/30/20		1,000	1,008,659
GTT Escrow Corp., 7.88%, 12/31/24 (a)		830	869,425
HT Global IT Solutions Holdings Ltd., 7.00%, 7/14/21		1,750	1,805,522
Open Text Corp.:
5.63%, 1/15/23 (a)		565	587,600
5.88%, 6/01/26 (a)		635	665,163
VeriSign, Inc., 4.63%, 5/01/23		500	505,450

			10,439,415
IT Services — 0.2%
Automatic Data Processing, Inc., 3.38%, 9/15/25		2,080	2,129,431
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26		1,070	1,028,956
Conduent Finance, Inc./Xerox Business Services LLC, 10.50%, 12/15/24 (a)		400	450,500
Fidelity National Information Services, Inc.:
4.50%, 10/15/22		1,400	1,493,705
4.50%, 8/15/46		400	385,447
First Data Corp.:
6.75%, 11/01/20 (a)		230	237,763
5.38%, 8/15/23 (a)		945	973,350
7.00%, 12/01/23 (a)		6,422	6,810,531
5.00%, 1/15/24 (a)		1,245	1,261,347
5.75%, 1/15/24 (a)		5,675	5,852,344
Fiserv, Inc., 3.85%, 6/01/25		1,800	1,841,335
International Business Machines Corp.:
3.63%, 2/12/24		560	579,528
3.45%, 2/19/26		1,000	1,011,159
5.88%, 11/29/32		435	545,605
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	140	187,674
Mastercard, Inc.:
3.38%, 4/01/24	USD	2,250	2,316,022
2.95%, 11/21/26		1,840	1,814,718
Total System Services, Inc., 3.80%, 4/01/21		420	433,292
Visa, Inc.:
4.15%, 12/14/35		1,275	1,318,894
4.30%, 12/14/45		1,790	1,850,719
WEX, Inc., 4.75%, 2/01/23 (a)		1,360	1,348,100

			33,870,420

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	53

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Leisure Products — 0.0%
Hasbro, Inc., 5.10%, 5/15/44	USD	300	$304,769
Universal Entertainment Corp., 8.50% (8.50% Cash or 8.50% PIK), 8/24/20 (i)		4,222	4,332,991

			4,637,760
Life Sciences Tools & Services — 0.1%
inVentiv Group Holdings, Inc./inVentiv Health Inc/inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (a)		2,011	2,106,523
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		1,730	1,833,800
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (a)		113	114,695
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/18		190	191,038
2.40%, 2/01/19		3,000	3,030,942

			7,276,998
Machinery — 0.2%
Allison Transmission, Inc., 5.00%, 10/01/24 (a)		655	659,913
Amsted Industries, Inc., 5.00%, 3/15/22 (a)		500	501,250
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		3,455	3,411,813
Bombardier, Inc.:
4.75%, 4/15/19 (a)		200	203,500
7.75%, 3/15/20 (a)		750	797,813
8.75%, 12/01/21 (a)		2,282	2,467,413
5.75%, 3/15/22 (a)		5,630	5,531,475
6.00%, 10/15/22 (a)		2,005	1,959,887
6.13%, 1/15/23 (a)		1,611	1,574,753
7.50%, 3/15/25 (a)		2,621	2,627,553
Deere & Co., 5.38%, 10/16/29		695	831,561
Eaton Electric Holdings LLC, 6.10%, 7/01/17		930	947,265
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22	EUR	184	193,286
6.00%, 7/15/22 (a)	USD	1,635	1,612,519
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (a)		3,005	3,174,031
Honghua Group Ltd., 7.45%, 9/25/19		205	199,545
Illinois Tool Works, Inc., 3.90%, 9/01/42		250	251,032
Joy Global, Inc., 5.13%, 10/15/21		300	325,875
Pentair Finance SA, 1.88%, 9/15/17		1,240	1,241,287
SPX FLOW, Inc., 5.88%, 8/15/26 (a)		738	756,450
Stanley Black & Decker, Inc., 1.62%, 11/17/18		670	667,554
Terex Corp.:
6.00%, 5/15/21		316	324,816
5.63%, 2/01/25 (a)		1,800	1,838,340
WESCO Distribution, Inc., 5.38%, 12/15/21		200	207,500

			32,306,431
Media — 1.7%
21st Century Fox America, Inc.:
5.65%, 8/15/20		750	827,638
6.20%, 12/15/34		500	587,234
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	1,276	1,465,262
7.75%, 5/15/22 (a)	USD	5,195	5,513,194
6.25%, 2/15/25	EUR	500	566,471
7.63%, 2/15/25 (a)	USD	1,231	1,301,783
Altice U.S. Finance I Corp.:
5.38%, 7/15/23 (a)		7,696	8,013,460
5.50%, 5/15/26 (a)		2,357	2,415,925
AMC Entertainment Holdings, Inc., 5.88%, 11/15/26 (a)		320	326,400
AMC Networks, Inc.:
4.75%, 12/15/22		300	306,000

Corporate Bonds		Par (000)	Value
Media (continued)
5.00%, 4/01/24	USD	2,631	$2,683,620
Cablevision SA, 6.50%, 6/15/21 (a)		3,755	3,867,650
Cablevision Systems Corp.:
8.63%, 9/15/17		2,810	2,913,633
7.75%, 4/15/18		1,753	1,845,033
8.00%, 4/15/20		100	110,520
5.88%, 9/15/22		450	452,250
CBS Corp.:
2.90%, 1/15/27		2,600	2,386,088
4.60%, 1/15/45		475	457,424
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 3/15/21		450	462,937
5.25%, 9/30/22		800	828,176
5.13%, 2/15/23		1,000	1,037,500
5.13%, 5/01/23 (a)		800	830,000
5.75%, 1/15/24		425	446,250
5.88%, 4/01/24 (a)		1,000	1,073,130
5.38%, 5/01/25 (a)		1,200	1,249,500
5.75%, 2/15/26 (a)		2,483	2,631,205
5.50%, 5/01/26 (a)		2,408	2,522,380
5.13%, 5/01/27 (a)		2,849	2,902,419
5.88%, 5/01/27 (a)		5,686	6,032,505
Cenveo Corp., 6.00%, 8/01/19 (a)		350	311,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/21 (a)		2,130	2,156,625
5.13%, 12/15/21 (a)		1,147	1,162,771
7.75%, 7/15/25 (a)		1,450	1,604,063
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20		3,645	3,734,157
4.46%, 7/23/22		2,800	2,927,498
4.91%, 7/23/25		1,215	1,277,585
6.38%, 10/23/35		1,100	1,240,307
6.48%, 10/23/45		2,000	2,273,496
Cinemark USA, Inc., 4.88%, 6/01/23		500	503,700
Clear Channel International BV, 8.75%, 12/15/20 (a)		370	394,050
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,250	1,253,125
6.50%, 11/15/22		15,767	16,460,748
6.50%, 11/15/22		3,452	3,483,068
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (a)		755	802,187
Comcast Corp.:
5.15%, 3/01/20		895	976,167
3.30%, 2/01/27		1,600	1,578,392
4.20%, 8/15/34		1,050	1,059,434
4.40%, 8/15/35		250	258,527
6.95%, 8/15/37		965	1,286,794
4.60%, 8/15/45		850	871,933
3.40%, 7/15/46		300	253,597
CSC Holdings LLC:
8.63%, 2/15/19		100	111,000
6.75%, 11/15/21		1,000	1,086,000
10.13%, 1/15/23 (a)		1,969	2,282,819
5.25%, 6/01/24		1,799	1,807,995
6.63%, 10/15/25 (a)		2,181	2,380,016
10.88%, 10/15/25 (a)		2,705	3,218,950
5.50%, 4/15/27 (a)		970	984,550
DISH DBS Corp.:
4.25%, 4/01/18		1,000	1,020,000
7.88%, 9/01/19		1,150	1,266,437
5.13%, 5/01/20		225	231,188

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
6.75%, 6/01/21	USD	3,285	$3,529,338
5.88%, 7/15/22		2,881	2,994,799
5.00%, 3/15/23		750	737,813
5.88%, 11/15/24		2,912	2,944,760
7.75%, 7/01/26		6,795	7,606,187
Gray Television, Inc.:
5.13%, 10/15/24 (a)		325	319,313
5.88%, 7/15/26 (a)		521	517,744
iHeartCommunications, Inc.:
9.00%, 12/15/19		850	711,344
10.63%, 3/15/23		1,270	1,000,125
Interpublic Group of Cos., Inc., 2.25%, 11/15/17		1,311	1,317,088
Lamar Media Corp.:
5.88%, 2/01/22		100	103,125
5.00%, 5/01/23		335	344,213
5.38%, 1/15/24		400	417,000
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	1,249	1,535,379
Lions Gate Entertainment Corp., 5.88%, 11/01/24 (a)	USD	2,421	2,463,367
Live Nation Entertainment, Inc., 4.88%, 11/01/24 (a)		340	340,000
McClatchy Co., 9.00%, 12/15/22		350	372,750
MDC Partners, Inc., 6.50%, 5/01/24 (a)		1,713	1,490,310
Midcontinent Communications/Midcontinent Finance Corp.:
6.25%, 8/01/21 (a)		4,070	4,237,887
6.88%, 8/15/23 (a)		388	416,615
NBCUniversal Media LLC, 4.38%, 4/01/21		890	956,415
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/01/20		600	613,500
5.00%, 4/15/22 (a)		2,265	2,313,131
Omnicom Group, Inc., 3.63%, 5/01/22		1,500	1,544,331
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		1,500	1,552,500
5.63%, 2/15/24		300	313,125
Quebecor Media, Inc., 5.75%, 1/15/23		650	680,875
Regal Entertainment Group, 5.75%, 3/15/22		525	546,000
SFR Group SA:
5.38%, 5/15/22	EUR	1,448	1,630,338
6.00%, 5/15/22 (a)	USD	5,026	5,170,497
6.25%, 5/15/24 (a)		1,250	1,257,813
7.38%, 5/01/26 (a)		16,066	16,487,733
Sinclair Television Group, Inc.:
5.38%, 4/01/21		600	616,500
6.13%, 10/01/22		100	104,563
5.63%, 8/01/24 (a)		325	330,688
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (a)		75	76,125
5.75%, 8/01/21 (a)		600	624,709
4.63%, 5/15/23 (a)		350	352,842
6.00%, 7/15/24 (a)		1,200	1,277,256
5.38%, 4/15/25 (a)		795	808,913
5.38%, 7/15/26 (a)		580	589,425
Sky PLC:
6.10%, 2/15/18 (a)		346	361,138
2.63%, 9/16/19 (a)		3,000	3,014,253
TEGNA, Inc.:
5.13%, 10/15/19		590	604,750
5.13%, 7/15/20		150	155,250
4.88%, 9/15/21 (a)		216	221,400
6.38%, 10/15/23		700	740,250
Thomson Reuters Corp., 3.35%, 5/15/26		2,220	2,158,897
Time Warner Cable LLC:
4.00%, 9/01/21		1,500	1,551,126

Corporate Bonds		Par (000)	Value
Media (continued)
6.55%, 5/01/37	USD	500	$572,092
4.50%, 9/15/42		500	449,199
Time Warner Entertainment Co. LP, 8.38%, 3/15/23		1,550	1,945,430
Time Warner, Inc.:
4.88%, 3/15/20		750	803,970
3.40%, 6/15/22		800	806,461
3.80%, 2/15/27		290	282,859
4.65%, 6/01/44		750	719,821
4.85%, 7/15/45		800	782,829
Time, Inc., 5.75%, 4/15/22 (a)		475	488,063
Townsquare Media, Inc., 6.50%, 4/01/23 (a)		1,340	1,279,365
Tribune Media Co., 5.88%, 7/15/22		5,575	5,630,750
Unitymedia GmbH, 6.13%, 1/15/25 (a)		600	620,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)		1,000	1,040,000
5.75%, 1/15/23	EUR	998	1,149,975
4.00%, 1/15/25		356	398,704
5.00%, 1/15/25 (a)	USD	980	994,700
4.63%, 2/15/26	EUR	158	180,932
3.50%, 1/15/27		444	474,316
6.25%, 1/15/29		1,727	2,091,565
Univision Communications, Inc.:
6.75%, 9/15/22 (a)	USD	950	996,313
5.13%, 5/15/23 (a)		3,342	3,319,007
5.13%, 2/15/25 (a)		1,210	1,154,800
Videotron Ltd.:
5.00%, 7/15/22		450	468,000
5.38%, 6/15/24 (a)		400	418,000
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	525	667,156
Virgin Media Secured Finance PLC:
6.00%, 4/15/21		669	875,388
5.25%, 1/15/26 (a)	USD	2,465	2,473,307
5.50%, 8/15/26 (a)		1,163	1,180,445
4.88%, 1/15/27	GBP	1,012	1,260,369
6.25%, 3/28/29		1,043	1,388,856
Walt Disney Co.:
4.13%, 6/01/44	USD	500	510,100
3.00%, 7/30/46		675	561,447
WMG Acquisition Corp.:
6.75%, 4/15/22 (a)		400	421,000
4.13%, 11/01/24	EUR	425	478,288
WPP Finance 2010, 5.63%, 11/15/43	USD	300	321,818
Ziggo Bond Finance BV:
5.88%, 1/15/25 (a)		2,441	2,457,782
6.00%, 1/15/27 (a)		400	396,840
Ziggo Secured Finance BV:
4.25%, 1/15/27	EUR	200	219,262
5.50%, 1/15/27 (a)	USD	1,500	1,494,375

			238,141,600
Metals & Mining — 1.1%
Alcoa Nederland Holding BV:
6.75%, 9/30/24 (a)		500	540,937
7.00%, 9/30/26 (a)		885	969,075
Aleris International, Inc., 9.50%, 4/01/21 (a)		360	391,500
Allegheny Technologies, Inc.:
5.95%, 1/15/21		497	489,545
7.88%, 8/15/23		350	353,500
Anglo American Capital PLC:
9.38%, 4/08/19 (a)		500	568,125
1.50%, 4/01/20	EUR	300	327,899
3.63%, 5/14/20 (a)	USD	600	604,500

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	55

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
4.45%, 9/27/20 (a)	USD	425	$439,875
2.88%, 11/20/20	EUR	700	800,749
2.50%, 4/29/21		300	338,225
3.50%, 3/28/22		980	1,145,193
4.13%, 9/27/22 (a)	USD	700	706,230
3.25%, 4/03/23	EUR	120	138,074
4.88%, 5/14/25 (a)	USD	400	405,000
ArcelorMittal:
10.85%, 6/01/19		600	704,250
6.25%, 8/05/20		300	324,750
6.50%, 3/01/21		700	764,750
7.25%, 2/25/22		926	1,044,065
6.13%, 6/01/25		500	549,690
8.00%, 10/15/39		1,768	1,966,900
7.75%, 3/01/41		1,274	1,385,475
Arconic, Inc.:
5.72%, 2/23/19		800	843,080
6.15%, 8/15/20		1,980	2,148,969
5.40%, 4/15/21		1,000	1,065,000
5.87%, 2/23/22		2,840	3,049,876
5.13%, 10/01/24		2,927	3,036,323
5.90%, 2/01/27		864	920,333
6.75%, 1/15/28		101	109,585
5.95%, 2/01/37		706	704,588
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 6.50%, 5/15/21 (a)		325	344,094
Bohai General Capital Ltd., 6.40%, 10/16/17	CNY	11,400	1,202,259
Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (a)	USD	1,300	1,407,250
Constellium NV:
7.88%, 4/01/21 (a)		766	822,493
4.63%, 5/15/21	EUR	620	659,589
8.00%, 1/15/23 (a)	USD	4,685	4,942,675
5.75%, 5/15/24 (a)		1,300	1,251,250
Eldorado Gold Corp., 6.13%, 12/15/20 (a)		375	383,438
First Quantum Minerals Ltd.:
6.75%, 2/15/20 (a)		650	666,659
7.00%, 2/15/21 (a)		5,095	5,222,375
7.25%, 5/15/22 (a)		500	510,000
FMG Resources August 2006 Pty. Ltd., 9.75%, 3/01/22 (a)		1,994	2,313,040
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		500	499,375
2.38%, 3/15/18		6,377	6,357,869
3.10%, 3/15/20		3,370	3,344,725
6.50%, 11/15/20 (a)		400	410,000
4.00%, 11/14/21		1,650	1,608,750
3.55%, 3/01/22		5,449	5,094,815
6.88%, 2/15/23 (a)		500	521,250
3.88%, 3/15/23		10,534	9,717,615
4.55%, 11/14/24		600	562,500
5.40%, 11/14/34		1,341	1,171,283
5.45%, 3/15/43		12,301	10,578,860
Hudbay Minerals, Inc., 7.63%, 1/15/25 (a)		410	438,700
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (a)		714	795,682
Kinross Gold Corp.:
5.13%, 9/01/21		300	312,000
5.95%, 3/15/24		165	173,126
6.88%, 9/01/41		405	406,519
Lundin Mining Corp.:
7.50%, 11/01/20 (a)		300	318,126
7.88%, 11/01/22 (a)		50	54,500
New Gold, Inc., 6.25%, 11/15/22 (a)		350	350,875

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Newmont Mining Corp., 4.88%, 3/15/42	USD	350	$345,414
Novelis Corp.:
6.25%, 8/15/24 (a)		3,413	3,592,183
5.88%, 9/30/26 (a)		8,150	8,272,250
Nyrstar NV, 5.00%, 7/11/22 (m)	EUR	100	121,175
Shougang Corp., 3.38%, 12/09/19	USD	2,200	2,186,483
Southern Copper Corp.:
5.38%, 4/16/20		4,275	4,647,422
5.88%, 4/23/45		1,850	1,885,331
Steel Dynamics, Inc.:
5.13%, 10/01/21		3,055	3,161,925
6.38%, 8/15/22		2,340	2,448,225
5.50%, 10/01/24		275	291,844
5.00%, 12/15/26 (a)		320	325,600
SunCoke Energy Partners LP/SunCoke Energy
Partners Finance Corp., 7.38%, 2/01/20		367	366,083
Teck Cominco Ltd., 6.13%, 10/01/35		833	851,743
Teck Resources Ltd.:
3.00%, 3/01/19		395	396,975
4.50%, 1/15/21		550	559,625
8.00%, 6/01/21 (a)		405	446,513
4.75%, 1/15/22		450	461,250
3.75%, 2/01/23		4,533	4,402,676
8.50%, 6/01/24 (a)		1,865	2,170,394
6.00%, 8/15/40		2,841	2,848,103
6.25%, 7/15/41		1,027	1,055,243
5.20%, 3/01/42		3,527	3,280,110
5.40%, 2/01/43		2,002	1,881,880
United States Steel Corp., 8.38%, 7/01/21 (a)		1,916	2,126,760
Vale Overseas Ltd., 4.38%, 1/11/22		1,350	1,361,813
Vale SA, 5.63%, 9/11/42		400	365,720
Vedanta Resources PLC:
6.00%, 1/31/19		4,150	4,248,563
8.25%, 6/07/21		2,808	3,050,892
6.38%, 7/30/22		2,025	2,025,000

			148,454,948
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21 (a)		1,857	1,887,176
Multiline Retail — 0.0%
Dollar Tree, Inc.:
5.25%, 3/01/20		587	603,143
5.75%, 3/01/23		3,015	3,192,885
JC Penney Corp., Inc.:
5.88%, 7/01/23 (a)		315	319,410
6.38%, 10/15/36		2,626	2,120,495
7.40%, 4/01/37		47	40,303

			6,276,236
Multi-Utilities — 0.1%
Ameren Illinois Co., 4.30%, 7/01/44		565	585,900
Berkshire Hathaway Energy Co.:
5.75%, 4/01/18		1,000	1,048,816
4.50%, 2/01/45		750	779,512
Black Hills Corp., 2.50%, 1/11/19		380	382,797
CenterPoint Energy Houston Electric LLC, 2.40%, 9/01/26		1,300	1,220,400
Consolidated Edison Co. of New York, Inc.:
6.75%, 4/01/38		400	542,742
4.50%, 12/01/45		750	797,957
4.63%, 12/01/54		250	264,958
Dominion Gas Holdings LLC, 4.60%, 12/15/44		200	200,850

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Multi-Utilities (continued)
Dominion Resources, Inc.:
2.75%, 9/15/22	USD	1,000	$986,150
4.70%, 12/01/44		750	768,633
DTE Electric Co.:
4.30%, 7/01/44		250	261,606
3.70%, 3/15/45		320	307,013
NiSource Finance Corp., 5.65%, 2/01/45		500	593,527
Pacific Gas & Electric Co.:
6.05%, 3/01/34		1,585	1,993,280
5.80%, 3/01/37		250	306,887
4.75%, 2/15/44		295	322,185
Public Service Electric & Gas Co.:
4.00%, 6/01/44		170	168,640
4.15%, 11/01/45		1,200	1,228,165
San Diego Gas & Electric Co., 3.95%, 11/15/41		550	543,206
Sempra Energy:
2.85%, 11/15/20		1,200	1,218,277
3.75%, 11/15/25		1,000	1,016,108
South Carolina Electric & Gas Co., 4.50%, 6/01/64		465	452,121
Southern California Gas Co., 3.15%, 9/15/24		800	811,610
Tampa Electric Co., 6.15%, 5/15/37		250	307,428
Virginia Electric & Power Co.:
2.95%, 1/15/22		965	983,568
4.65%, 8/15/43		450	489,928
4.20%, 5/15/45		500	506,451
Wisconsin Electric Power Co., 2.95%, 9/15/21		1,000	1,026,256

			20,114,971
Oil, Gas & Consumable Fuels — 2.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (a)		830	892,250
AmeriGas Finance LLC/AmeriGas Finance Corp.,
7.00%, 5/20/22		234	245,408
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 5/20/24		400	415,000
5.50%, 5/20/25		500	512,500
5.88%, 8/20/26		500	518,750
Anadarko Petroleum Corp., 4.85%, 3/15/21		1,040	1,117,943
Antero Midstream Partners LP/Antero
Midstream Finance Corp., 5.38%, 9/15/24 (a)		450	460,125
Antero Resources Corp.:
5.38%, 11/01/21		675	692,719
5.13%, 12/01/22		1,292	1,301,690
5.63%, 6/01/23		440	448,800
5.00%, 3/01/25 (a)		400	391,000
Apache Corp., 3.25%, 4/15/22		1,361	1,386,984
APT Pipelines Ltd., 3.88%, 10/11/22		590	594,023
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/15 (e)(j)		1,500	448,125
Berau Coal Energy TBK PT, 7.25%, 3/13/17 (e)(j)		5,000	1,625,000
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (a)		500	512,500
Boardwalk Pipelines LP:
5.95%, 6/01/26		1,555	1,725,003
4.45%, 7/15/27		310	309,868
Buckeye Partners LP:
4.88%, 2/01/21		1,000	1,065,091
3.95%, 12/01/26		1,416	1,388,759
5.60%, 10/15/44		500	510,427
California Resources Corp., 8.00%, 12/15/22 (a)		854	760,060
Canadian Natural Resources Ltd.:
3.45%, 11/15/21		750	764,642

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.25%, 3/15/38	USD	900	$1,045,337
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		730	749,163
Cenovus Energy, Inc.:
5.70%, 10/15/19		1,041	1,124,547
3.00%, 8/15/22		300	292,372
6.75%, 11/15/39		1,000	1,123,406
4.45%, 9/15/42		550	491,042
5.20%, 9/15/43		115	113,099
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24 (a)		3,277	3,657,951
5.88%, 3/31/25 (a)		3,188	3,371,310
Chesapeake Energy Corp., 8.00%, 12/15/22 (a)		1,700	1,814,750
Cimarex Energy Co., 4.38%, 6/01/24		2,300	2,403,054
Concho Resources, Inc.:
5.50%, 10/01/22		300	311,625
5.50%, 4/01/23		1,000	1,037,500
4.38%, 1/15/25		450	460,125
ConocoPhillips Co.:
1.50%, 5/15/18		600	598,009
5.75%, 2/01/19		930	1,002,136
2.20%, 5/15/20		500	496,691
6.50%, 2/01/39		745	939,264
CONSOL Energy, Inc.:
5.88%, 4/15/22		13,742	13,295,385
8.00%, 4/01/23		90	92,250
Continental Resources, Inc.:
5.00%, 9/15/22		1,805	1,841,100
4.50%, 4/15/23		1,685	1,663,937
3.80%, 6/01/24		650	606,937
4.90%, 6/01/44		500	440,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20		140	144,200
6.25%, 4/01/23		690	712,425
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (a)		1,765	1,840,013
7.75%, 2/15/23 (a)		295	319,706
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		350	353,500
DCP Midstream Operating LP:
2.50%, 12/01/17		750	748,125
5.35%, 3/15/20 (a)		350	367,500
4.75%, 9/30/21 (a)		600	612,000
3.88%, 3/15/23		300	289,500
6.45%, 11/03/36 (a)		601	613,020
6.75%, 9/15/37 (a)		1,535	1,596,400
Denbury Resources, Inc.:
9.00%, 5/15/21 (a)		809	883,833
5.50%, 5/01/22		1,807	1,549,503
4.63%, 7/15/23		1,006	803,543
Diamondback Energy, Inc.:
4.75%, 11/01/24 (a)		330	329,588
5.38%, 5/31/25 (a)		345	356,213
Enbridge Energy Partners LP:
4.38%, 10/15/20		1,710	1,806,199
7.38%, 10/15/45		350	432,168
Enbridge, Inc., 4.00%, 10/01/23		800	822,679
Energy Transfer Equity LP:
7.50%, 10/15/20		991	1,112,397
5.88%, 1/15/24		2,991	3,192,893
5.50%, 6/01/27		1,617	1,673,595
Energy Transfer Partners LP:
6.70%, 7/01/18		96	102,172
4.15%, 10/01/20		2,600	2,717,840
4.65%, 6/01/21		1,196	1,264,433

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	57

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.15%, 2/01/43	USD	200	$190,346
6.13%, 12/15/45		600	654,205
Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (a)(m)		2,111	2,306,267
Enterprise Products Operating LLC:
2.55%, 10/15/19		1,595	1,612,923
4.90%, 5/15/46		1,425	1,469,085
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24 (a)		1,034	1,116,720
EQT Midstream Partners LP, 4.13%, 12/01/26		679	667,847
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (a)		1,510	1,615,700
Exxon Mobil Corp.:
2.40%, 3/06/22		900	897,673
3.18%, 3/15/24		465	472,917
4.11%, 3/01/46		1,745	1,777,796
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		2,145	2,201,306
6.75%, 8/01/22		1,285	1,358,887
5.63%, 6/15/24		180	181,350
Gibson Energy, Inc., 6.75%, 7/15/21 (a)		350	363,125
GNL Quintero SA, 4.63%, 7/31/29		4,025	4,038,685
Greenko Dutch BV, 8.00%, 8/01/19		1,460	1,549,425
Gulfport Energy Corp.:
6.63%, 5/01/23		344	359,480
6.00%, 10/15/24 (a)		948	965,775
6.38%, 5/15/25 (a)		1,261	1,292,525
Halcon Resources Corp., 8.63%, 2/01/20 (a)		1,370	1,431,650
Hess Corp., 3.50%, 7/15/24		750	724,587
Hilcorp. Energy I LP/Hilcorp. Finance Co.:
5.00%, 12/01/24 (a)		100	98,500
5.75%, 10/01/25 (a)		550	554,813
Kinder Morgan Energy Partners LP:
4.15%, 3/01/22		640	662,420
3.95%, 9/01/22		1,000	1,029,732
6.95%, 1/15/38		500	591,975
Kinder Morgan, Inc.:
3.05%, 12/01/19		915	931,505
5.30%, 12/01/34		450	461,515
5.55%, 6/01/45		1,250	1,317,550
Laredo Petroleum, Inc., 7.38%, 5/01/22		500	520,625
Magellan Midstream Partners LP, 5.00%, 3/01/26		1,111	1,220,525
Marathon Petroleum Corp., 4.75%, 9/15/44		500	445,696
MEG Energy Corp.:
6.50%, 3/15/21 (a)		4,014	4,121,174
6.38%, 1/30/23 (a)		1,760	1,636,800
7.00%, 3/31/24 (a)		6,683	6,282,020
6.50%, 1/15/25 (a)		4,151	4,192,510
Murphy Oil Corp.:
3.50%, 12/01/17		350	352,625
4.00%, 6/01/22		300	290,250
4.70%, 12/01/22		2,349	2,306,424
6.88%, 8/15/24		400	429,000
6.13%, 12/01/42		407	386,650
Newfield Exploration Co.:
5.75%, 1/30/22		600	639,000
5.63%, 7/01/24		600	631,500
5.38%, 1/01/26		485	501,975
NGPL PipeCo LLC:
7.12%, 12/15/17 (a)		2,317	2,386,510
9.63%, 6/01/19 (a)		350	365,313
7.77%, 12/15/37 (a)		3,835	4,237,675
Noble Holding International Ltd.:
4.63%, 3/01/21		46	43,930

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.25%, 3/15/42	USD	325	$237,250
Oasis Petroleum, Inc.:
6.50%, 11/01/21		1,921	1,964,223
6.88%, 3/15/22		2,617	2,682,425
Occidental Petroleum Corp.:
4.10%, 2/01/21		1,005	1,067,389
2.60%, 4/15/22		975	973,231
4.63%, 6/15/45		125	131,443
4.40%, 4/15/46		1,595	1,615,276
ONEOK Partners LP:
4.90%, 3/15/25		935	1,004,917
6.13%, 2/01/41		1,000	1,128,389
6.20%, 9/15/43		280	320,718
ONEOK, Inc.:
4.25%, 2/01/22		400	408,000
7.50%, 9/01/23		725	842,813
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 1/15/25 (a)		948	971,700
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		600	614,250
PDC Energy, Inc.:
7.75%, 10/15/22		50	53,063
6.13%, 9/15/24 (a)		110	114,950
Permian Resources LLC, 13.00%, 11/30/20 (a)		300	355,875
Petro-Canada, 6.80%, 5/15/38		475	621,833
Phillips 66, 4.88%, 11/15/44		500	525,833
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/46		300	272,199
Pioneer Natural Resources Co.:
7.50%, 1/15/20		120	136,785
3.45%, 1/15/21		1,480	1,518,473
4.45%, 1/15/26		950	1,006,238
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/01/22		1,565	1,589,926
Precision Drilling Corp., 6.50%, 12/15/21		620	637,050
Pride International, Inc., 6.88%, 8/15/20		400	428,248
Puma International Financing SA, 6.75%, 2/01/21 (a)		600	620,226
QEP Resources, Inc.:
6.88%, 3/01/21		1,129	1,193,917
5.38%, 10/01/22		1,809	1,827,090
5.25%, 5/01/23		605	601,975
Raizen Fuels Finance SA, 5.30%, 1/20/27 (a)		1,209	1,206,582
Range Resources Corp.:
5.88%, 7/01/22 (a)		72	75,420
5.00%, 8/15/22 (a)		150	150,900
5.00%, 3/15/23 (a)		2,190	2,173,575
4.88%, 5/15/25		250	243,300
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22		970	1,043,697
Reliance Industries Ltd., 5.88% (l)		2,418	2,460,315
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		641	681,063
6.00%, 1/15/19 (a)		524	554,130
5.63%, 4/15/20 (a)		790	837,400
6.88%, 4/15/40 (a)		3,851	3,956,903
RSP Permian, Inc.:
6.63%, 10/01/22		982	1,037,237
5.25%, 1/15/25 (a)		1,730	1,768,925
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		2,290	2,473,200
5.75%, 5/15/24		5,182	5,641,903
5.63%, 3/01/25		1,469	1,595,701
5.88%, 6/30/26 (a)		4,340	4,811,975
Sanchez Energy Corp.:
7.75%, 6/15/21		2,219	2,263,380

See Notes to Financial Statements.

58	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.13%, 1/15/23	USD	6,448	$6,190,080
Senvion Holding GmbH, 6.63%, 11/15/20	EUR	1,942	2,181,933
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (a)	USD	1,282	1,360,523
6.75%, 5/01/23 (a)		432	462,240
6.88%, 6/30/23 (a)		5,195	5,558,650
Shell International Finance BV:
2.13%, 5/11/20		500	500,429
1.88%, 5/10/21		1,600	1,569,486
4.13%, 5/11/35		250	253,287
6.38%, 12/15/38		560	720,573
4.00%, 5/10/46		200	191,227
SM Energy Co.:
6.13%, 11/15/22		471	486,307
6.50%, 1/01/23		578	595,340
5.00%, 1/15/24		3,422	3,259,455
5.63%, 6/01/25		600	585,000
6.75%, 9/15/26		295	306,800
Southern Star Central Corp., 5.13%, 7/15/22 (a)		184	187,680
Southwestern Energy Co.:
5.80%, 1/23/20		2,987	3,084,077
4.10%, 3/15/22		1,712	1,587,880
6.70%, 1/23/25		865	869,325
Suncor Energy, Inc., 6.10%, 6/01/18		700	738,995
Sunoco LP/Sunoco Finance Corp.:
5.50%, 8/01/20		500	511,250
6.25%, 4/15/21		500	512,655
6.38%, 4/01/23		610	626,165
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.13%, 11/15/19		1,840	1,867,600
6.38%, 8/01/22		255	263,670
5.25%, 5/01/23		500	512,500
4.25%, 11/15/23		500	492,500
6.75%, 3/15/24		400	437,000
5.13%, 2/01/25 (a)		620	641,700
5.38%, 2/01/27 (a)		480	497,400
Tesoro Corp.:
4.75%, 12/15/23 (a)		2,498	2,566,695
5.13%, 12/15/26 (a)		2,798	2,916,915
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19		475	504,094
6.13%, 10/15/21		728	761,670
6.25%, 10/15/22		1,472	1,567,680
5.25%, 1/15/25		550	573,375
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		155	155,389
3.13%, 1/15/19		1,095	1,117,035
3.80%, 10/01/20		615	645,212
2.50%, 8/01/22		225	221,231
4.63%, 3/01/34		835	891,666
6.10%, 6/01/40		200	247,502
TransCanada Trust, 5.88%, 8/15/76 (b)		26,705	28,173,775
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (a)		550	589,875
Transocean Proteus Ltd., 6.25%, 12/01/24 (a)		450	466,313
Tullow Oil PLC:
6.00%, 11/01/20		400	379,000
6.00%, 11/01/20 (a)		360	341,100
6.25%, 4/15/22 (a)		200	185,000
Unit Corp., 6.63%, 5/15/21		500	496,250

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.:
3.40%, 9/15/26	USD	250	$239,993
6.63%, 6/15/37		285	337,130
4.90%, 3/15/45		255	252,324
Western Gas Partners LP:
3.95%, 6/01/25		200	198,993
4.65%, 7/01/26		300	311,538
5.45%, 4/01/44		360	375,219
Whiting Petroleum Corp.:
5.00%, 3/15/19		1,095	1,114,163
1.25%, 4/01/20 (m)		2,580	2,291,363
5.75%, 3/15/21		40	40,400
6.25%, 4/01/23		60	60,600
Williams Cos., Inc.:
3.70%, 1/15/23		630	618,975
4.55%, 6/24/24		3,927	3,976,087
5.75%, 6/24/44		5,045	5,108,063
Williams Partners LP:
4.13%, 11/15/20		1,700	1,777,348
4.00%, 11/15/21		500	514,794
3.60%, 3/15/22		975	990,624
3.35%, 8/15/22		1,000	1,001,064
4.00%, 9/15/25		200	201,281
5.40%, 3/04/44		50	51,402
5.10%, 9/15/45		1,040	1,038,802
WPX Energy, Inc.:
7.50%, 8/01/20		745	808,325
6.00%, 1/15/22		2,204	2,292,160
8.25%, 8/01/23		1,335	1,518,563
5.25%, 9/15/24		2,200	2,166,318

			311,165,932
Paper & Forest Products — 0.0%
Lecta SA, 6.50%, 8/01/23	EUR	350	391,995
Norske Skog A/S, 11.75%, 12/15/19		400	421,050
Resolute Forest Products, Inc., 5.88%, 5/15/23	USD	450	392,625
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	300	341,664
Suzano Trading Ltd., 5.88%, 1/23/21 (a)	USD	1,560	1,649,700

			3,197,034
Personal Products — 0.1%
Avon Products, Inc., 7.00%, 3/15/23		400	384,000
Edgewell Personal Care Co., 4.70%, 5/19/21		750	788,552
First Quality Finance Co., Inc., 4.63%, 5/15/21 (a)		400	398,500
Nature’s Bounty Co., 7.63%, 5/15/21 (a)		4,945	5,179,887

			6,750,939
Pharmaceuticals — 0.3%
Actavis Funding SCS:
2.35%, 3/12/18		3,480	3,501,788
2.45%, 6/15/19		1,000	1,008,311
3.00%, 3/12/20		3,250	3,300,707
Actavis, Inc., 1.88%, 10/01/17		2,706	2,711,182
Eli Lilly & Co., 3.70%, 3/01/45		460	437,276
Endo Finance LLC/Endo Finco, Inc.:
7.25%, 1/15/22 (a)		990	895,950
5.38%, 1/15/23 (a)		400	335,000
Endo International PLC, 5.75%, 1/15/22 (a)		250	217,813
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (a)		2,296	1,957,340
6.00%, 2/01/25 (a)		970	789,337

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	59

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18	USD	500	$526,677
6.38%, 5/15/38		285	374,321
Johnson & Johnson:
4.38%, 12/05/33		705	769,323
3.55%, 3/01/36		270	266,605
3.70%, 3/01/46		1,240	1,208,154
Jubilant Pharma Ltd., 4.88%, 10/06/21		680	670,779
Merck & Co., Inc.:
4.15%, 5/18/43		595	606,635
3.70%, 2/10/45		500	473,610
Mylan NV, 2.50%, 6/07/19		370	368,270
Novartis Capital Corp.:
3.40%, 5/06/24		2,100	2,161,795
4.40%, 5/06/44		765	820,326
Pfizer, Inc., 7.20%, 3/15/39		1,305	1,881,524
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/19		1,800	1,778,643
2.40%, 9/23/21		2,805	2,723,787
Teva Pharmaceutical Finance Netherlands III BV:
1.40%, 7/20/18		905	898,561
1.70%, 7/19/19		480	471,392
2.20%, 7/21/21		1,855	1,767,275
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		65	64,106
5.38%, 3/15/20 (a)		274	235,640
7.00%, 10/01/20 (a)		738	667,890
6.38%, 10/15/20 (a)		1,416	1,240,770
7.50%, 7/15/21 (a)		3,648	3,169,200
5.63%, 12/01/21 (a)		2,767	2,185,930
5.50%, 3/01/23 (a)		44	33,330
4.50%, 5/15/23	EUR	275	219,679
5.88%, 5/15/23 (a)	USD	964	733,845
6.13%, 4/15/25 (a)		655	490,431
Zoetis, Inc.:
3.45%, 11/13/20		245	252,325
4.70%, 2/01/43		400	389,170

			42,604,697
Professional Services — 0.0%
Verisk Analytics, Inc.:
5.80%, 5/01/21		1,000	1,112,488
4.00%, 6/15/25		200	202,859
5.50%, 6/15/45		600	633,392

			1,948,739
Real Estate Management & Development — 0.3%
Agile Property Holdings Ltd., 6.50%, 2/28/17	CNY	20,000	2,902,558
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (i)	GBP	831	1,202,391
Aroundtown Property Holdings PLC, 3.00%, 5/05/20 (m)	EUR	200	269,876
ATF Netherlands BV, 2.13%, 3/13/23		400	427,216
CBRE Services, Inc., 5.25%, 3/15/25	USD	425	438,770
China Aoyuan Property Group Ltd.:
10.88%, 5/26/18		900	966,345
6.35%, 1/11/20		1,758	1,781,868
China Evergrande Group, 8.75%, 10/30/18		297	306,563
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		2,433	2,624,212
Easy Tactic Ltd., 5.75%, 1/13/22		3,700	3,668,102
Fantasia Holdings Group Co. Ltd.:
9.50%, 5/04/19	CNY	4,000	587,361
10.75%, 1/22/20	USD	3,600	3,798,000
7.38%, 10/04/21		830	842,672
FUXIANG Investment Management Ltd., 3.63%, 11/30/19		2,050	2,057,743
Howard Hughes Corp., 6.88%, 10/01/21 (a)		625	658,594

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
Jababeka International BV, 6.50%, 10/05/23 (a)	USD	867	$860,801
Kaisa Group Holdings Ltd., 6.56% (6.56% Cash or 6.56% PIK), 6/30/20 (i)		1,921	1,805,563
Kennedy-Wilson, Inc., 5.88%, 4/01/24		585	604,217
New World China Land Ltd., 4.75%, 1/23/27		1,787	1,796,119
Powerlong Real Estate Holdings Ltd., 4.88%, 9/15/21		646	607,227
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (a)		302	311,815
5.25%, 12/01/21 (a)		320	329,600
4.88%, 6/01/23 (a)		300	292,500
Shui On Development Holding Ltd.:
7.50% (b)(l)(m)		1,000	1,045,750
6.88%, 2/26/17	CNY	9,300	1,352,060
Sun Hung Kai Properties Capital Market Ltd.,
4.50%, 2/14/22	USD	680	727,688
Times Property Holdings Ltd., 6.25%, 1/23/20		2,207	2,228,311
Unique Pub Finance Co. PLC:
5.66%, 6/30/27	GBP	2,649	3,539,115
6.46%, 3/30/32		500	570,527
Vanke Real Estate Hong Kong Co. Ltd., 3.95%, 12/23/19	USD	2,275	2,327,261
VLL International, Inc., 7.38%, 6/18/22		1,500	1,612,500
Xinyuan Real Estate Co. Ltd., 8.13%, 8/30/19		500	487,097
Yuzhou Properties Co. Ltd., 6.00%, 1/25/22		1,775	1,773,399

			44,803,821
Road & Rail — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.50%, 4/01/23		500	485,000
5.25%, 3/15/25 (a)		2,190	2,003,850
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	655	687,985
Burlington Northern Santa Fe LLC:
3.05%, 9/01/22	USD	750	767,011
3.65%, 9/01/25		750	780,593
6.15%, 5/01/37		750	965,843
4.45%, 3/15/43		500	524,457
4.15%, 4/01/45		500	504,218
3.90%, 8/01/46		165	160,168
Canadian National Railway Co., 6.20%, 6/01/36		400	513,709
CSX Corp., 3.70%, 10/30/20		750	784,301
EC Finance PLC, 5.13%, 7/15/21	EUR	525	587,285
Hertz Corp.:
6.75%, 4/15/19	USD	847	842,765
5.88%, 10/15/20		1,176	1,111,320
7.38%, 1/15/21		325	314,438
6.25%, 10/15/22		350	317,625
5.50%, 10/15/24 (a)		4,054	3,405,360
Hertz Holdings Netherlands BV, 4.13%, 10/15/21	EUR	500	515,464
ITNL International Pte. Ltd., 8.00%, 7/17/17	CNY	18,000	2,602,811
Norfolk Southern Corp., 4.45%, 6/15/45	USD	500	522,677
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75%, 5/11/17 (a)		530	533,427
3.38%, 3/15/18 (a)		1,770	1,799,938
2.88%, 7/17/18 (a)		1,941	1,964,216
2.50%, 6/15/19 (a)		1,300	1,306,950
Ryder System, Inc.:
2.45%, 11/15/18		620	625,644
2.50%, 5/11/20		885	886,332
Silk Bidco A/S, 7.50%, 2/01/22	EUR	605	697,329
Union Pacific Corp., 4.15%, 1/15/45	USD	450	455,679

			26,666,395

See Notes to Financial Statements.

60	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.38%, 10/01/22	USD	375	$389,063
Analog Devices, Inc.:
2.88%, 6/01/23		235	231,389
3.13%, 12/05/23		735	731,346
3.90%, 12/15/25		400	408,056
3.50%, 12/05/26		325	319,903
Applied Materials, Inc., 3.90%, 10/01/25		3,470	3,645,926
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 1/15/20 (a)		1,600	1,596,802
3.00%, 1/15/22 (a)		750	746,741
3.63%, 1/15/24 (a)		1,745	1,747,211
3.88%, 1/15/27 (a)		1,600	1,587,798
Global A&T Electronics Ltd., 10.00%, 2/01/19		2,802	2,087,490
Intel Corp., 4.80%, 10/01/41		615	679,934
Lam Research Corp.:
2.75%, 3/15/20		387	387,843
2.80%, 6/15/21		165	164,948
Maxim Integrated Products, Inc., 2.50%, 11/15/18		1,620	1,635,682
Micron Technology, Inc.:
5.88%, 2/15/22		275	285,827
5.25%, 8/01/23 (a)		1,716	1,720,290
5.25%, 1/15/24 (a)		350	351,400
5.50%, 2/01/25		1,090	1,095,450
5.63%, 1/15/26 (a)		314	314,471
Microsemi Corp., 9.13%, 4/15/23 (a)		148	171,680
NVIDIA Corp.:
2.20%, 9/16/21		1,525	1,487,406
3.20%, 9/16/26		3,965	3,810,214
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)		600	610,500
4.13%, 6/15/20 (a)		1,670	1,728,450
5.75%, 2/15/21 (a)		200	206,750
4.13%, 6/01/21 (a)		675	696,870
4.63%, 6/15/22 (a)		300	315,750
3.88%, 9/01/22 (a)		760	772,350
4.63%, 6/01/23 (a)		550	581,625
Qorvo, Inc., 7.00%, 12/01/25		400	442,000
QUALCOMM, Inc., 4.80%, 5/20/45		50	51,244
Xilinx, Inc., 2.13%, 3/15/19		300	300,737

			31,303,146
Software — 0.3%
Activision Blizzard, Inc., 2.30%, 9/15/21 (a)		260	254,015
Adobe Systems, Inc., 4.75%, 2/01/20		1,000	1,075,460
Autodesk, Inc., 1.95%, 12/15/17		1,000	1,001,592
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		4,339	4,187,135
CDK Global, Inc., 4.75%, 10/15/24		350	348,688
Electronic Arts, Inc.:
3.70%, 3/01/21		335	346,542
4.80%, 3/01/26		680	725,522
Infor U.S., Inc.:
5.75%, 8/15/20 (a)		325	338,000
6.50%, 5/15/22		5,710	5,859,887
Informatica LLC, 7.13%, 7/15/23 (a)		274	263,725
Microsoft Corp.:
1.55%, 8/08/21		1,200	1,161,568
2.88%, 2/06/24		1,390	1,386,620
3.50%, 2/12/35		500	470,773
4.10%, 2/06/37		615	622,422
3.50%, 11/15/42		605	556,440
3.75%, 2/12/45		350	326,086
4.45%, 11/03/45		1,285	1,326,941

Corporate Bonds		Par (000)	Value
Software (continued)
3.70%, 8/08/46	USD	575	$526,036
4.25%, 2/06/47		800	803,810
3.95%, 8/08/56		800	734,286
Nuance Communications, Inc.:
5.38%, 8/15/20 (a)		547	560,675
6.00%, 7/01/24 (a)		925	945,813
5.63%, 12/15/26 (a)		500	499,375
Oracle Corp.:
2.50%, 10/15/22		1,145	1,131,492
4.30%, 7/08/34		500	513,807
5.38%, 7/15/40		495	576,955
4.13%, 5/15/45		750	732,793
PTC, Inc., 6.00%, 5/15/24		727	774,233
Rackspace Hosting, Inc., 8.63%, 11/15/24 (a)		6,554	6,799,775
RP Crown Parent LLC, 7.38%, 10/15/24 (a)		171	179,550
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		2,398	2,493,920
Tibco Software, Inc., 11.38%, 1/24/22 (a)		2,395	2,634,500
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 2/01/23	EUR	800	812,134

			40,970,570
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 5.75%, 5/01/20	USD	1,500	1,634,289
Asbury Automotive Group, Inc., 6.00%, 12/15/24		1,697	1,735,183
Autodis SA:
0.00%, 5/01/22 (b)	EUR	175	194,203
4.38%, 5/01/22		275	307,254
AutoZone, Inc., 2.50%, 4/15/21	USD	1,500	1,483,797
B&M European Value Retail SA, 4.13%, 2/01/22	GBP	350	448,601
Baoxin Auto Finance I Ltd., 9.00% (b)(l)	USD	1,125	1,152,431
Best Buy Co., Inc., 5.00%, 8/01/18		1,000	1,044,350
CST Brands, Inc., 5.00%, 5/01/23		475	492,219
Ferrellgas LP/Ferrellgas Finance Corp.:
6.50%, 5/01/21		100	100,750
6.75%, 6/15/23		200	199,500
Gap, Inc., 5.95%, 4/12/21		800	844,101
Group 1 Automotive, Inc., 5.00%, 6/01/22		275	278,438
Groupe Fnac SA, 3.25%, 9/30/23	EUR	400	445,611
Guitar Center, Inc., 6.50%, 4/15/19 (a)	USD	350	314,125
Home Depot, Inc.:
5.88%, 12/16/36		935	1,167,742
5.95%, 4/01/41		750	950,040
IT Ltd., 6.25%, 5/15/18	CNY	24,100	3,422,128
JD.com, Inc., 3.13%, 4/29/21	USD	1,800	1,781,345
L Brands, Inc.:
8.50%, 6/15/19		100	112,594
6.63%, 4/01/21		850	932,875
5.63%, 2/15/22		750	784,950
5.63%, 10/15/23		325	338,000
6.88%, 11/01/35		750	731,250
6.75%, 7/01/36		450	434,250
Lowe’s Cos., Inc., 6.65%, 9/15/37		150	197,564
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)		2,080	1,284,400
New Albertsons, Inc., 7.45%, 8/01/29		700	682,500
O’Reilly Automotive, Inc.:
4.88%, 1/14/21		1,500	1,616,292
3.55%, 3/15/26		785	777,278
Penske Automotive Group, Inc.:
5.75%, 10/01/22		350	360,500
5.38%, 12/01/24		249	250,245
5.50%, 5/15/26		320	318,400

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	61

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
PetSmart, Inc., 7.13%, 3/15/23 (a)	USD	1,255	$1,233,037
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		500	517,250
5.63%, 12/01/25		470	491,150
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24		350	357,000
THOM Europe SAS, 7.38%, 7/15/19	EUR	400	451,341

			29,866,983
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.:
2.85%, 5/06/21	USD	750	766,156
2.70%, 5/13/22		500	502,467
2.40%, 5/03/23		705	689,690
3.20%, 5/13/25		950	952,771
4.50%, 2/23/36		500	541,235
3.45%, 2/09/45		650	570,205
4.65%, 2/23/46		640	673,588
3.85%, 8/04/46		700	650,596
Dell, Inc., 5.88%, 6/15/19		375	399,450
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48%, 6/01/19 (a)		800	816,459
4.42%, 6/15/21 (a)		1,560	1,623,556
5.88%, 6/15/21 (a)		1,415	1,492,631
7.13%, 6/15/24 (a)		2,928	3,205,806
6.02%, 6/15/26 (a)		2,285	2,467,071
8.35%, 7/15/46 (a)		865	1,080,036
EMC Corp.:
1.88%, 6/01/18		1,650	1,641,580
2.65%, 6/01/20		1,350	1,309,052
3.38%, 6/01/23		650	609,760
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		6,203	6,282,913
3.60%, 10/15/20		3,295	3,382,469
4.40%, 10/15/22		1,000	1,052,691
4.90%, 10/15/25		1,250	1,301,674
6.35%, 10/15/45		800	846,568
Hexion 2 U.S. Finance Corp., 10.38%, 2/01/22 (a)		778	793,560
HP, Inc.:
4.30%, 6/01/21		750	787,921
6.00%, 9/15/41		325	325,316
NCR Corp.:
4.63%, 2/15/21		100	102,000
5.00%, 7/15/22		650	665,437
6.38%, 12/15/23		400	425,000
Seagate HDD Cayman:
4.88%, 3/01/24 (a)		1,900	1,887,232
4.75%, 1/01/25		600	582,750
Western Digital Corp.:
7.38%, 4/01/23 (a)		820	902,000
10.50%, 4/01/24 (a)		4,510	5,310,525

			44,640,165
Textiles, Apparel & Luxury Goods — 0.1%
361 Degrees International Ltd., 7.25%, 6/03/21		3,235	3,460,774
BiSoho SAS, 5.88%, 5/01/23	EUR	578	671,525
Hanesbrands, Inc.:
4.63%, 5/15/24 (a)	USD	575	569,250
4.88%, 5/15/26 (a)		675	664,875
INVISTA Finance LLC, 4.25%, 10/15/19 (a)		200	201,048

Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Levi Strauss & Co., 6.88%, 5/01/22	USD	275	$286,963
NIKE, Inc., 3.63%, 5/01/43		250	234,742
PVH Corp., 4.50%, 12/15/22		275	278,781
Springs Industries, Inc., 6.25%, 6/01/21		1,140	1,179,900

			7,547,858
Thrifts & Mortgage Finance — 0.0%
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21		375	382,031
Tobacco — 0.2%
Altria Group, Inc.:
2.63%, 1/14/20		1,750	1,777,191
4.75%, 5/05/21		605	657,694
4.00%, 1/31/24		700	733,821
5.38%, 1/31/44		2,850	3,223,777
3.88%, 9/16/46		880	806,393
Philip Morris International, Inc.:
1.38%, 2/25/19		345	342,393
4.50%, 3/26/20		835	892,876
1.88%, 2/25/21		395	387,223
2.63%, 3/06/23		1,480	1,456,498
2.13%, 5/10/23		400	381,453
6.38%, 5/16/38		925	1,172,970
4.25%, 11/10/44		975	951,951
Reynolds American, Inc.:
2.30%, 6/12/18		3,320	3,340,053
3.25%, 6/12/20		2,121	2,175,365
4.00%, 6/12/22		1,000	1,044,722
5.70%, 8/15/35		550	629,259
5.85%, 8/15/45		1,125	1,307,140
Vector Group Ltd.:
7.75%, 2/15/21		200	208,400
6.13%, 2/01/25 (a)		575	590,813

			22,079,992
Trading Companies & Distributors — 0.2%
Air Lease Corp.:
2.13%, 1/15/18		4,360	4,373,472
3.38%, 1/15/19		750	765,572
Ashtead Capital, Inc.:
6.50%, 7/15/22 (a)		800	837,000
5.63%, 10/01/24 (a)		590	619,500
GATX Corp.:
2.38%, 7/30/18		1,960	1,968,600
2.50%, 3/15/19		1,240	1,249,647
H&E Equipment Services, Inc., 7.00%, 9/01/22		550	579,568
HD Supply, Inc.:
5.25%, 12/15/21 (a)		6,485	6,833,569
5.75%, 4/15/24 (a)		1,362	1,433,505
Herc Rentals, Inc.:
7.50%, 6/01/22 (a)		862	930,960
7.75%, 6/01/24 (a)		514	556,405
Noble Group Ltd.:
3.63%, 3/20/18		1,046	999,976
6.75%, 1/29/20 (a)		800	711,920
Rexel SA, 3.50%, 6/15/23	EUR	1,077	1,209,074
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	1,243	1,302,043
6.13%, 6/15/23		125	131,875
4.63%, 7/15/23		1,000	1,021,250

See Notes to Financial Statements.

62	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Trading Companies & Distributors (continued)
5.75%, 11/15/24	USD	550	$580,937
5.50%, 7/15/25		623	646,363
5.88%, 9/15/26		450	467,437
5.50%, 5/15/27		515	519,506

			27,738,179
Transportation Infrastructure — 0.0%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/22 (a)		3,000	2,983,190
CMA CGM SA, 7.75%, 1/15/21	EUR	200	202,407
Goodman HK Finance, 4.38%, 6/19/24	USD	2,200	2,235,420
Swissport Investments SA, 6.75%, 12/15/21	EUR	830	972,149

			6,393,166
Water Utilities — 0.0%
American Water Capital Corp., 4.00%, 12/01/46	USD	225	225,282
Wireless Telecommunication Services — 0.6%
Digicel Group Ltd.:
8.25%, 9/30/20 (a)		1,878	1,664,377
7.13%, 4/01/22 (a)		1,877	1,500,774
Digicel Ltd., 6.00%, 4/15/21 (a)		5,056	4,713,709
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	557	616,317
Millicom International Cellular SA:
6.63%, 10/15/21 (a)	USD	950	992,750
6.00%, 3/15/25 (a)		200	203,642
Nokia Oyj:
5.38%, 5/15/19		700	733,250
6.63%, 5/15/39		1,049	1,098,744
Rogers Communications, Inc., 6.80%, 8/15/18		786	844,967
Sable International Finance Ltd., 6.88%, 8/01/22 (a)		545	571,912
SBA Communications Corp., 4.88%, 7/15/22		350	354,813
SoftBank Group Corp.:
4.50%, 4/15/20 (a)		1,600	1,640,000
4.75%, 7/30/25	EUR	657	778,386
Sprint Capital Corp.:
6.90%, 5/01/19	USD	1,295	1,382,413
6.88%, 11/15/28		9,426	9,708,780
8.75%, 3/15/32		1,127	1,293,233
Sprint Communications, Inc.:
9.00%, 11/15/18 (a)		13,196	14,449,620
7.00%, 3/01/20 (a)		150	162,938
7.00%, 8/15/20		1,290	1,380,300
6.00%, 11/15/22		1,100	1,116,500
Sprint Corp.:
7.25%, 9/15/21		1,523	1,631,895
7.88%, 9/15/23		10,606	11,587,055
7.13%, 6/15/24		8,808	9,204,360
7.63%, 2/15/25		850	911,094
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (a)		750	750,937
T-Mobile USA, Inc.:
6.46%, 4/28/19		500	507,750
6.63%, 11/15/20		1,000	1,025,000
6.25%, 4/01/21		1,500	1,554,300
6.63%, 4/28/21		400	417,000
6.13%, 1/15/22		575	608,063
6.73%, 4/28/22		1,275	1,326,000
6.00%, 3/01/23		2,985	3,156,637
6.63%, 4/01/23		1,000	1,062,700
6.84%, 4/28/23		625	667,187
6.50%, 1/15/24		1,813	1,953,689
6.00%, 4/15/24		650	690,625

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
6.38%, 3/01/25	USD	1,575	$1,702,969
6.50%, 1/15/26		705	774,619
United States Cellular Corp., 6.70%, 12/15/33		199	200,493
Vodafone Group PLC, 1.50%, 2/19/18		1,500	1,496,871

			86,436,669
Total Corporate Bonds — 21.5%			3,044,097,466

Equity-Linked Notes
Aerospace & Defense — 0.3%
RBC Capital Markets LLC (Northrop Grumman Corp.), 12.13%, 3/07/17		96	22,048,700
RBC Capital Markets LLC (Raytheon Co.), 8.76%, 3/07/17		152	22,056,171

			44,104,871
Air Freight & Logistics — 0.3%
Citigroup, Inc. (FedEx Corp.), 11.82%, 3/22/17		159	30,105,393
Deutsche Bank AG (Deutsche Post AG), 7.45%, 3/09/17	EUR	263	8,850,567
Merrill Lynch International & Co. (Deutsche Post AG), 7.86%, 3/08/17		268	9,003,782

			47,959,742
Airlines — 0.5%
Canadian Imperial Bank of Commerce (Delta Air Lines, Inc.), 15.53%, 4/26/17	USD	667	31,971,325
Credit Suisse AG (United Continental Holdings, Inc.), 15.50%, 4/20/17		475	33,501,708

			65,473,033
Automobiles — 0.2%
Deutsche Bank AG (Peugeot SA), 20.00%, 2/22/17	EUR	205	3,719,507
JP Morgan Structured Products BV (Suzuki Motor Corp.), 16.32%, 2/09/17	JPY	514	18,615,791

			22,335,298
Banks — 1.5%
Barclays Bank PLC (HSBC Holdings PLC), 8.32%, 2/21/17	GBP	2,128	18,079,065
Barclays Bank PLC (ING Groep NV), 12.02%, 2/03/17	EUR	1,534	22,061,473
Canadian Imperial Bank of Commerce (SunTrust Banks, Inc.), 12.79%, 4/25/17	USD	312	17,617,750
Canadian Imperial Bank of Commerce (Wells Fargo & Co.), 11.77%, 4/11/17		617	34,369,144
Deutsche Bank AG (HSBC Holdings PLC), 8.75%, 2/20/17	GBP	2,138	18,224,717
Deutsche Bank AG (Regions Financial Corp.), 15.06%, 3/21/17	USD	1,031	14,616,753
Nomura International Funding Pte. Ltd. (Bank of America Corp.), 15.07%, 4/11/17		1,481	33,669,296
Nomura International Funding Pte. Ltd. (Fifth Third Bancorp):
13.79%, 4/19/17		332	8,712,138
13.79%, 4/20/17		332	8,709,190
Nomura International Funding Pte. Ltd. (JPMorgan Chase & Co.), 10.36%, 4/11/17		393	33,376,092

			209,435,618
Building Products — 0.2%
Barclays Bank PLC (Owens Corning), 10.95%, 2/09/17		227	12,426,744
BNP Paribas Arbitrage Issuance BV (Compagniede Saint-Gobain), 9.78%, 2/24/17	EUR	123	5,988,635

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	63

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Equity-Linked Notes		Par (000)	Value
Building Products (continued)
Credit Suisse AG (Compagnie de Saint-Gobain), 10.10%, 2/23/17	EUR	248	$12,113,024
Nomura International Funding Pte. Ltd. (Masco Corp.), 18.86%, 2/14/17	USD	131	4,236,102

			34,764,505
Capital Markets — 0.5%
Credit Suisse AG (Morgan Stanley), 14.80%, 4/20/17		828	35,047,561
JP Morgan Structured Products BV (Charles Schwab Corp.), 12.81%, 4/18/17		847	30,486,898

			65,534,459
Chemicals — 0.5%
Merrill Lynch International & Co. (Linde AG), 11.45%, 3/07/17	EUR	66	10,834,971
Merrill Lynch International & Co. (Praxair, Inc.), 14.27%, 3/07/17	USD	118	14,076,294
Nomura International Funding Pte. Ltd. (E.I. du Pont de Nemours & Co.):
8.79%, 4/24/17		230	17,407,974
8.76%, 4/26/17		230	17,395,630
Royal Bank of Canada (Air Products & Chemicals, Inc.), 10.35%, 2/03/17		116	16,176,751

			75,891,620
Construction & Engineering — 0.0%
BNP Paribas Arbitrage Issuance BV (Ferrovial SA), 10.94%, 2/28/17	EUR	184	3,343,639
Construction Materials — 0.1%
Deutsche Bank AG (Martin Marietta Materials, Inc.), 17.67%, 2/06/17	USD	63	14,614,131
Consumer Finance — 0.2%
BNP Paribas Arbitrage Issuance BV (Discover Financial Services):
10.92%, 4/25/17		254	17,548,923
11.09%, 4/26/17		254	17,541,925

			35,090,848
Containers & Packaging — 0.0%
Citigroup Global Markets Holdings (Crown Holdings, Inc.), 11.33%, 2/03/17		97	5,269,411
Diversified Telecommunication Services — 0.2%
BNP Paribas Arbitrage Issuance BV (Telefonica SA), 11.94%, 2/27/17	EUR	1,810	17,457,925
Credit Suisse AG (Telefonica SA), 11.60%, 2/28/17		1,810	17,454,012

			34,911,937
Electric Utilities — 0.0%
Citigroup Global Markets, Inc. (FirstEnergy Corp.), 17.95%, 2/22/17	USD	168	5,124,362
Electrical Equipment — 0.2%
Canadian Imperial Bank of Commerce (Acuity Brands, Inc.), 12.07%, 3/29/17		79	16,319,602
Merrill Lynch International & Co. (ABB Ltd.), 9.20%, 2/20/17	CHF	721	15,885,224

			32,204,826
Electronic Equipment, Instruments & Components — 0.3%
Canadian Imperial Bank of Commerce (Corning, Inc.):
8.69%, 4/24/17	USD	672	17,638,567
8.75%, 4/26/17		672	17,613,826

			35,252,393
Energy Equipment & Services — 0.2%
Canadian Imperial Bank of Commerce (Halliburton Co.), 12.57%, 4/25/17		624	35,107,172

Equity-Linked Notes		Par (000)	Value
Food & Staples Retailing — 0.5%
Canadian Imperial Bank of Commerce (Costco Wholesale Corp.), 10.85%, 3/03/17	USD	185	$30,124,348
HSBC Bank PLC (Tesco PLC), 20.47%, 3/14/17	GBP	2,763	6,806,015
Nomura International Funding Pte. Ltd. (Walgreens Boots Alliance, Inc.):
11.09%, 4/05/17	USD	208	17,191,419
11.10%, 4/06/17		208	17,189,023

			71,310,805
Food Products — 0.7%
BNP Paribas Arbitrage Issuance BV (Danone SA), 9.39%, 2/14/17	EUR	99	6,203,686
Citigroup Global Markets Holdings (Mondelez International, Inc., Class A), 17.62%, 2/02/17	USD	819	36,326,219
Citigroup, Inc. (Kraft Heinz Co.), 10.34%, 2/23/17		416	36,304,411
Deutsche Bank AG (Kellogg Co.), 14.56%, 2/06/17		192	14,008,555

			92,842,871
Health Care Equipment & Supplies — 0.1%
BNP Paribas Arbitrage Issuance BV (Intuitive Surgical, Inc.), 8.16%, 4/26/17		25	17,547,902
Health Care Providers & Services — 0.4%
BNP Paribas Arbitrage Issuance BV (UnitedHealth Group, Inc.), 11.74%, 4/06/17		208	33,584,577
Citigroup Global Markets Holdings (WellCare Health Plans, Inc.):
14.19%, 2/15/17		65	9,109,085
13.79%, 2/15/17		64	9,111,839

			51,805,501
Hotels, Restaurants & Leisure — 0.8%
Citigroup Global Markets Holdings (Yum! Brands, Inc.), 11.67%, 2/02/17		301	19,308,352
JP Morgan Structured Products BV (Domino’s Pizza, Inc.), 13.94%, 2/28/17		100	16,926,987
Merrill Lynch International & Co. (MGM Resorts International):
13.91%, 2/15/17		644	18,196,252
13.91%, 2/16/17		644	18,179,779
RBC Capital Markets LLC (Starbucks Corp.), 10.60%, 3/07/17		627	35,028,859

			107,640,229
Household Durables — 0.1%
Royal Bank of Canada (Mohawk Industries, Inc.), 9.51%, 2/23/17		92	18,273,501
Household Products — 0.1%
BNP Paribas Arbitrage Issuance BV (Henkel AG & Co. KGaA), 7.40%, 2/24/17	EUR	30	3,609,407
Merrill Lynch International & Co. (Henkel AG & Co. KGaA):
10.00%, 2/20/17		30	3,661,987
7.03%, 2/23/17		30	3,608,622

			10,880,016
Independent Power and Renewable Electricity Producers — 0.1%
Barclays Bank PLC (AES Corp.):
25.47%, 2/22/17	USD	762	8,758,729
26.27%, 2/23/17		762	8,747,033

			17,505,762
Insurance — 0.3%
BNP Paribas Arbitrage Issuance BV (Aegon NV), 21.77%, 2/21/17	EUR	622	3,415,976

See Notes to Financial Statements.

64	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Equity-Linked Notes		Par (000)	Value
Insurance (continued)
Merrill Lynch International & Co. (Aegon NV), 16.35%, 2/17/17	EUR	625	$3,397,488
Nomura International Funding Pte. Ltd. (Hartford Financial Services Group, Inc.):
11.88%, 2/06/17	USD	369	18,006,287
11.87%, 2/07/17		369	17,986,187

			42,805,938
Internet & Direct Marketing Retail — 0.3%
Nomura International Funding Pte. Ltd. (Amazon.com, Inc.), 27.76%, 2/03/17		48	37,152,311
Internet Software & Services — 0.1%
RBC Capital Markets LLC (VeriSign, Inc.):
12.56%, 2/09/17		111	8,810,952
12.47%, 2/10/17		111	8,839,260

			17,650,212
IT Services — 0.7%
Barclays Bank PLC (Atos SE), 9.40%, 2/21/17	EUR	33	3,514,733
BNP Paribas Arbitrage Issuance BV (Amadeus IT Group SA), 14.37%, 2/28/17		76	3,564,213
BNP Paribas Arbitrage Issuance BV (Atos SE), 12.11%, 2/23/17		33	3,511,760
BNP Paribas Arbitrage Issuance BV (Capgemini SA), 16.52%, 2/17/17		41	3,355,661
BNP Paribas Arbitrage Issuance BV (International Business Machines Corp.), 10.23%, 3/17/17	USD	194	33,412,399
Credit Suisse AG (Western Union Co.):
8.30%, 2/14/17		395	7,733,681
9.00%, 2/15/17		395	7,733,545
Merrill Lynch International & Co. (Amadeus IT Group SA), 13.21%, 2/27/17	EUR	77	3,597,161
Nomura International Funding Pte. Ltd. (Mastercard, Inc., Class A), 15.69%, 2/01/17	USD	344	37,268,428

			103,691,581
Machinery — 0.3%
BNP Paribas Arbitrage Issuance BV (Illinois Tool Works, Inc.):
7.06%, 4/25/17		137	17,433,277
7.20%, 4/26/17		137	17,541,438
Credit Suisse AG (Ingersoll-Rand PLC), 14.10%, 2/15/17		60	4,713,891

			39,688,606
Media — 1.0%
BNP Paribas Arbitrage Issuance BV (Comcast Corp.), 9.49%, 2/02/17		542	35,439,239
BNP Paribas Arbitrage Issuance BV (Vivendi SA), 14.59%, 2/17/17	EUR	301	5,529,372
JP Morgan Structured Products BV (Vivendi SA), 13.27%, 2/16/17		616	11,326,909
Nomura International Funding Pte. Ltd. (Interpublic Group of Cos., Inc.):
10.33%, 2/09/17	USD	373	8,756,251
10.57%, 2/10/17		373	8,749,461
RBC Capital Markets LLC (Comcast Corp., Class A), 8.15%, 3/21/17		399	30,058,497
Royal Bank of Canada (CBS Corp., Class B), 11.83%, 2/09/17		616	36,935,754

			136,795,483
Metals & Mining — 0.1%
Citigroup Global Markets Holdings (ArcelorMittal), 25.29%, 2/10/17		2,324	18,020,199

Equity-Linked Notes		Par (000)	Value
Multi-Utilities — 0.1%
BNP Paribas Arbitrage Issuance BV (E.ON SE), 15.00%, 3/15/17	EUR	825	$6,105,786
Credit Suisse AG (E.ON SE), 12.40%, 3/16/17		1,686	12,386,521

			18,492,307
Oil, Gas & Consumable Fuels — 0.6%
BNP Paribas Arbitrage Issuance BV (Repsol SA), 11.66%, 2/23/17		816	11,996,403
Canadian Imperial Bank of Commerce (Kinder Morgan, Inc.), 12.17%, 4/20/17	USD	1,580	35,359,490
Credit Suisse AG (Repsol SA), 11.15%, 2/24/17	EUR	1,612	23,759,613
Merrill Lynch International & Co. (Royal Dutch Shell PLC ), 14.15%, 2/03/17		768	20,495,654

			91,611,160
Personal Products — 0.1%
BNP Paribas Arbitrage Issuance BV (L’Oreal SA), 8.19%, 2/16/17		38	6,884,794
Merrill Lynch International & Co. (Beiersdorf AG), 9.40%, 2/20/17		43	3,705,903

			10,590,697
Pharmaceuticals — 0.3%
Citigroup Global Markets Holdings (Allergan PLC), 17.94%, 2/22/17	USD	150	33,116,189
Citigroup Global Markets, Inc. (Jazz Pharmaceuticals PLC), 18.53%, 2/23/17		45	5,402,871

			38,519,060
Professional Services — 0.1%
Barclays Bank PLC (Randstad Holding NV), 10.58%, 2/14/17	EUR	62	3,603,919
Credit Suisse AG (Randstad Holding NV), 15.60%, 2/15/17		62	3,606,720

			7,210,639
Road & Rail — 0.1%
Credit Suisse AG (Kansas City Southern), 16.19%, 3/17/17	USD	166	14,257,994
Semiconductors & Semiconductor Equipment — 0.3%
Citigroup Global Markets Holdings (Applied Materials, Inc.), 13.46%, 2/15/17		1,092	36,451,822
Software — 0.6%
JP Morgan Structured Products BV (Activision Blizzard, Inc.), 14.38%, 2/09/17		948	36,822,420
JP Morgan Structured Products BV (Adobe Systems, Inc.), 8.14%, 3/16/17		332	36,501,167
RBC Capital Markets LLC (VMware, Inc., Class A), 13.36%, 3/07/17		162	14,099,372

			87,422,959
Specialty Retail — 0.4%
Canadian Imperial Bank of Commerce (Michaels Cos., Inc.), 14.64%, 3/17/17		351	6,843,021
Citigroup Global Markets Holdings (Ulta Salon Cosmetics & Fragrance, Inc.), 8.63%, 3/09/17		134	36,123,080
Merrill Lynch International & Co. (Industria de Diseno Textil SA):
10.10%, 3/07/17	EUR	321	10,695,105
8.40%, 3/14/17		204	6,740,012

			60,401,218
Technology Hardware, Storage & Peripherals — 0.5%
Barclays Bank PLC (HP, Inc.): 13.83%, 2/22/17	USD	1,193	17,864,504

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	65

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Equity-Linked Notes		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
14.86%, 2/23/17	USD	1,193	$17,828,307
Citigroup Global Markets Holdings (Hewlett Packard Enterprise Co.), 12.49%, 3/09/17		1,507	34,527,151

			70,219,962
Textiles, Apparel & Luxury Goods — 0.5%
Barclays Bank PLC (adidas AG), 14.15%, 2/20/17	EUR	101	15,575,134
Citigroup Global Markets Holdings (PVH Corp.), 20.15%, 3/29/17	USD	74	6,867,472
HSBC Bank PLC (Luxottica Group SpA), 13.50%, 3/14/17	EUR	126	6,731,556
RBC Capital Markets LLC (NIKE, Inc., Class B), 8.29%, 3/21/17	USD	669	35,346,956

			64,521,118
Tobacco — 0.3%
Royal Bank of Canada (Philip Morris International, Inc.), 15.20%, 2/02/17		386	36,597,858
Trading Companies & Distributors — 0.1%
Canadian Imperial Bank of Commerce (HD Supply Holdings, Inc.), 19.11%, 3/29/17		161	6,766,385
Nomura International Funding Pte. Ltd. (Watsco, Inc.), 23.33%, 2/06/17		23	3,539,047

			10,305,432
Wireless Telecommunication Services — 0.0%
Royal Bank of Canada (T-Mobile U.S., Inc.), 28.20%, 2/23/17		86	5,197,577
Total Equity-Linked Notes — 14.8%			2,101,828,585

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.2%
Avolon TLB Borrower 1 (Luxembourg) S.à r.l., Term Loan B2, 2.75%, 1/20/22		8,150	8,254,809
B/E Aerospace, Inc., Term Loan, 3.89%, 12/16/21		1,783	1,788,784
Engility Corp. (FKA TASC, Inc.):
Term B1 Loan, 5.03%, 8/12/20		531	532,204
Term B2 Loan, 5.75%, 8/14/23		975	976,109
TransDigm, Inc., Tranche F Term Loan, 3.78%, 6/09/23		9,378	9,350,422

			20,902,328
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Refinanced Term Loan, 4.25%, 11/01/21		3,500	3,521,489
Airlines — 0.0%
Northwest Airlines, Inc.:
B757-300, 2.46%, 3/10/17		61	59,526
B757-300, 3.08%, 3/10/17		25	24,905
Loan B757-200, 2.46%, 9/10/18		62	60,507
Loan B757-200, 2.46%, 9/10/18		61	59,853
Loan B757-300, 3.08%, 3/10/17		25	24,905

			229,696
Auto Components — 0.0%
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		768	729,838

Floating Rate Loan Interests (b)		Par (000)	Value
Automobiles — 0.0%
CH Hold Corp. (AKA Caliber Collision):
Delay Draw Term Loan, 3.00%, 1/18/24	USD	135	$136,013
Term Loan (First Lien), 3.00%, 1/18/24		1,325	1,334,937

			1,470,950
Beverages — 0.0%
Blue Ribbon LLC, 2016-1 New Term Loan (First Lien), 5.00%, 11/15/21		1,821	1,812,131
Biotechnology — 0.1%
Grifols Worldwide Operations USA, Inc., Term Loan B, 2.25%, 1/24/25		9,045	9,091,401
Building Products — 0.1%
CPG International, Inc., Term Loan, 4.75%, 9/30/20		4,820	4,858,775
Jeld-Wen, Inc., Replacement Term B-2 Loan, 4.75%, 7/01/22		3,080	3,096,943
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		2,406	2,436,160
Wilsonart LLC, Tranche C Term Loan, 4.50%, 12/19/23		2,003	2,014,247

			12,406,125
Capital Markets — 0.0%
Lightstone Generation LLC:
Term Loan B, 5.50%, 12/15/23		1,443	1,459,747
Term Loan C, 5.50%, 12/15/23		137	139,024
SAM Finance Lux S.à r.l. (Santandar), Dollar Term Loan, 4.25%, 12/17/20		1,610	1,612,985

			3,211,756
Chemicals — 0.1%
Ascend Performance Materials Operations LLC, Term B Loan, 6.50%, 8/12/22		2,213	2,228,246
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.):
Term B-1 Dollar Loan, 3.50%, 2/01/23		3,342	3,377,648
Term B-1 Euro Loan, 3.00%, 2/01/23	EUR	101	109,912
Huntsman International LLC, 2023 Term B Loan, 3.96%, 4/01/23	USD	1,950	1,967,907
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B-4 Term Loan, 5.00%, 6/07/23		675	683,556
Tranche B-5 Term Loan, 4.50%, 6/07/20		1,980	2,003,994
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		2,906	2,836,499
PQ Corp., First Amendment Tranche B-1 Term Loan, 5.29%, 11/04/22		1,030	1,042,921
Royal Holdings, Inc.:
Initial Term Loan (First Lien), 4.50%, 6/20/22		714	717,396
Initial Term Loan (Second Lien), 8.50%, 6/19/23		605	606,513

			15,574,592
Commercial Services & Supplies — 0.4%
Acosta, Inc. (FKA Acosta Holdco, Inc.), Tranche B-1 Loan, 4.29%, 9/26/21		3,059	2,951,769
Advanced Disposal Services, Inc. (FKA ADS Waste Holdings, Inc.), Additional Term Loan, 3.50%, 11/10/23		6,068	6,122,401

See Notes to Financial Statements.

66	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (continued)
Allied Universal Holdco LLC (FKA USAGM Holdco LLC):
Amendment Delayed Draw Term Loan, 4.50%, 7/28/22	USD	518	$521,000
Incremental Term Loan, 5.50%, 7/28/22		4,262	4,288,767
Initial Loan (Second Lien), 9.54%, 7/28/23		565	574,887
Initial Term Loan (First Lien), 4.75%, 7/28/22		2,932	2,942,310
Aramark Corp., U.S. Term F Loan, 3.50%, 2/24/21		8,376	8,441,332
Atotech BV, Term Loan B-1, 3.00%, 1/31/24		1,155	1,160,775
Erie Acquisition Holdings, Inc. (GCA Services Group, Inc.), Term Loan (First Lien), 6.04%, 3/01/23		1,816	1,835,266
KAR Auction Services, Inc., Tranche B-3 Term Loan, 4.50%, 3/09/23		1,355	1,370,424
Prime Security Services Borrower LLC (AKA Protection 1 Security Solutions), 2016-2 Refinancing Term B-1 Loan (First Lien), 4.25%, 5/02/22		1,611	1,626,073
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		4,084	4,065,757
Trans Union LLC, 2016 Incremental Term B-2 Commitment, 3.52%, 4/09/21		11,048	11,096,318
Waste Industries USA, Inc., Term B Loan, 3.53%, 2/27/20		2,369	2,375,543

			49,372,622
Communications Equipment — 0.1%
CommScope, Inc., Tranche 5 Term Loan (2015), 3.28%, 12/29/22		504	508,450
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		4,603	4,528,019
Riverbed Technology, Inc., First Amendment Term Loan, 4.25%, 4/25/22		2,074	2,087,986

			7,124,455
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.76%, 11/26/20		4,329	4,318,829
CNT Holdings III Corp., Term Loan (First Lien), 4.25%, 1/22/23		1,340	1,344,900
USIC Holdings, Inc., Initial Term Loan (First Lien), 4.75%, 12/08/23		1,125	1,132,965

			6,796,694
Construction Materials — 0.0%
Forterra Finance LLC, Senior Lien Term Loan, 4.50%, 10/25/23		784	790,409
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.02%, 11/15/23		3,420	3,460,390

			4,250,799
Consumer Products — 0.0%
Revlon Consumer Products Corp., Initial Term B Loan, 4.44%, 9/07/23		3,242	3,267,421
Containers & Packaging — 0.2%
Anchor Glass Container Corp., Term Loan (First Lien), 4.25%, 12/07/23		655	660,731
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.01%, 12/17/21		6,907	6,979,150
Berry Plastics Corp., Term I Loan, 3.29%, 10/01/22		8,064	8,111,237
BWay Intermediate Co., Inc., Initial Term Loan (2016), 4.75%, 8/14/23		2,380	2,393,902

Floating Rate Loan Interests (b)		Par (000)	Value
Containers & Packaging (continued)
Flex Acquisition Co., Inc. (AKA Novolex), Initial Term Loan, 4.25%, 12/29/23	USD	1,830	$1,844,878
Milacron LLC, Term Loan B, 3.00%, 9/28/23		755	757,831
Signode Industrial Group Lux SA (Signode Industrial Group U.S., Inc.), Initial Term B Loan, 4.00%, 5/01/21		1,146	1,154,336

			21,902,065
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Effective Date Incremental Term Loan, 3.52%, 11/07/23		5,807	5,866,782
ServiceMaster Co. LLC, Tranche C Term Loan, 3.28%, 11/08/23		5,965	5,992,320
U.S. Security Associates Holdings, Inc., Initial Term Loan, 6.00%, 7/14/23		3,177	3,200,865
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 3.25%, 4/02/20		965	857,123

			15,917,090
Diversified Financial Services — 0.2%
AlixPartners LLP, 2016 Refinancing Term B Loan, 4.00%, 7/28/22		8,988	9,054,998
Camelot U.S. Acquisition 1 Co. (AKA Thomson Reuters Intellectual Property & Science), Initial Term Loan, 4.75%, 10/03/23		2,818	2,841,411
JAX MEZZ LLC, Mezzanine Loan, 6.27%, 10/04/21		12,000	11,910,000
nThrive, Inc. (FKA Precyse Acquisition Corp.), Initial Term Loan (First Lien), 6.50%, 10/20/22		2,489	2,516,745
SolarWinds Holdings, Inc., 2016 Refinancing Term Loan, 5.50%, 2/03/23		4,109	4,112,268
WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), Initial Term Loan (First Lien), 6.50%, 9/29/23		948	956,807

			31,392,229
Diversified Telecommunication Services — 0.4%
Consolidated Communications, Inc., 2016 Incremental Term Loan, 3.00%, 10/05/23		1,010	1,017,393
Electric Lightwave Holdings, Inc. (FKA Integra Telecom Holdings, Inc.), Term B-1 Loan, 5.25%, 8/14/20		3,030	3,031,963
Hawaiian Telcom Communications, Inc., Term Loan, 5.29%, 6/06/19		1,253	1,260,965
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20		15,435	15,624,079
Tranche B-II 2022 Term Loan, 3.51%, 5/31/22		2,500	2,522,400
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		6,000	6,070,500
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.25%, 4/13/20		7,063	7,098,660
Telesat Canada, Term B-3 Loan, 4.78%, 11/17/23		2,060	2,059,837
Virgin Media Bristol LLC, I Facility, 3.52%, 1/31/25		3,730	3,751,000
Zayo Group LLC (Zayo Capital, Inc.):
2017 Incremental Acquisition Term Loan, 2.50%, 1/19/24		2,370	2,388,770
2017 Incremental Refinancing B-2 Term Loan, 2.50%, 1/19/24		4,915	4,953,927
Ziggo BV:
USD B1 Facility, 3.52%, 1/15/22		1,516	1,517,553
USD B2 Facility, 3.52%, 1/15/22		899	899,355

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	67

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Telecommunication Services (continued)
USD B3 Facility, 4.07%, 1/15/22	USD	279	$279,455
Ziggo Secured Finance Partnership, Term Loan E, 2.50%, 4/15/25		4,730	4,739,365

			57,215,222
Electric Utilities — 0.1%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), 2016 Additional Term Loan (DIP), 4.25%, 6/30/17		13,450	13,522,899
Vistra Operations Co. LLC (FKA Tex Operations Co. LLC):
2016 Incremental Term Loan, 4.02%, 12/14/23		1,035	1,045,350
Initial Term C Loan, 5.00%, 8/04/23		662	665,084
Initial Term Loan, 5.00%, 8/04/23		2,902	2,915,167

			18,148,500
Electrical Equipment — 0.0%
Cortes NP Acquistion Corp. (Vertiv Co.), Initial Term Loan, 6.04%, 11/30/23		5,590	5,617,950
Electronic Equipment, Instruments & Components — 0.0%
Dell International LLC (EMC Corp.), Term B Loan, 4.03%, 9/07/23		2,623	2,634,575
Energy Equipment & Services — 0.0%
Weatherford International Ltd., Loan, 3.08%, 7/13/20		1,418	1,357,404
Equity Real Estate Investment Trusts (REITs) — 0.1%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan, 4.50%, 10/24/22		857	867,047
MGM Growth Properties Operating Partnership LP, Term B Loan, 3.52%, 4/25/23		5,713	5,758,676

			6,625,723
Food & Staples Retailing — 0.1%
Albertson’s LLC:
2016-2 Term B-4 Loan, 3.78%, 8/25/21		2,447	2,456,850
2016-2 Term B-5 Loan, 4.25%, 12/21/22		836	841,647
BJ’s Wholesale Club, Inc., Term Loan B, 3.75%, 1/26/24		4,275	4,262,987
Dole Food Co., Inc., Tranche B Term Loan, 4.76%, 11/01/18		2,631	2,642,793
TKC Holdings, Inc., Term Loan B (First Lien), 4.79%, 1/31/23		2,270	2,275,675
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Initial Term Loan, 3.78%, 6/27/23		6,632	6,675,179

			19,155,131
Food Products — 0.2%
Chobani LLC (Chobani Idaho LLC), Closing Date Term Loan (First Lien), 5.25%, 10/09/23		1,720	1,741,500
Hostess Brands LLC, 2016 Refinancing Term B Loan (First Lien), 4.00%, 8/03/22		7,324	7,389,776
JBS USA LUX SA, Term Loan B (First Lien), 3.50%, 10/30/22		3,180	3,186,614
Pinnacle Foods Finance LLC:
Fourth Amendment Tranche I Term Loan, 3.53%, 1/13/23		2,401	2,401,494
Term Loan B (First Lien), 2.25%, 1/31/24		4,155	4,162,811
Tranche G Term Loan, 3.28%, 4/29/20		5,513	5,515,717

			24,397,912
Gas Utilities — 0.0%
Samchully Midstream 3 LLC, Initial Term Loan, 5.75%, 10/20/21		1,578	1,482,933
Health Care Equipment & Supplies — 0.0%
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B4, 4.25%, 1/17/22		3,318	3,341,042

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Equipment & Supplies (continued)
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/17/18	USD	1,777	$1,732,442

			5,073,484
Health Care Providers & Services — 0.5%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		3,771	3,771,554
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Term B-2 Loan, 3.75%, 11/02/18		1,777	1,778,043
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.75%, 6/07/23		5,687	5,742,473
CHS/Community Health Systems, Inc.:
Incremental 2018 Term F Loans, 4.19%, 12/31/18		1,792	1,767,781
Incremental 2019 Term G Loan, 3.75%, 12/31/19		2,482	2,354,477
Incremental 2021 Term H Loan, 4.00%, 1/27/21		950	897,219
DaVita Inc. (FKA DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 3.53%, 6/24/21		6,341	6,412,586
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		6,353	6,187,873
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.00%, 12/01/23		10,035	10,132,239
HC Group Holdings III, Inc., Initial Term Loan (First Lien), 6.00%, 4/07/22		1,284	1,235,609
HCA, Inc., Tranche B-7 Term Loan, 3.53%, 2/15/24		1,196	1,204,032
MPH Acquisition Holdings LLC, Initial Term Loan, 5.00%, 6/07/23		5,906	5,988,880
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		2,590	2,569,452
Press Ganey Holdings, Inc., Initial Term Loan, 4.25%, 10/23/23		1,505	1,507,829
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 4.75%, 11/03/20		4,256	4,303,738
Surgical Care Affiliates, Inc., Initial Term Loan, 3.75%, 3/17/22		2,809	2,815,867
Team Health, Inc.:
New Tranche B Term Loan, 3.78%, 11/23/22		7,314	7,286,108
Term Loan, 2.75%, 1/12/24		3,790	3,782,913
U.S. Renal Care, Inc., Initial Term Loan (First Lien), 5.25%, 12/30/22		2,292	2,158,350
Vizient, Inc., Term B-2 Loan, 5.00%, 2/13/23		1,896	1,919,784

			73,816,807
Health Care Technology — 0.0%
Quintiles IMS, Inc., Term B Dollar Loan, 3.50%, 3/17/21		6,502	6,539,083
Hotels, Restaurants & Leisure — 0.5%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		2,833	2,846,093
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		882	884,205
A-R HHC Orlando Convention Hotel LLC, Mezzanine Loan, 7.01%, 8/07/21		7,250	7,250,000
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21		11,287	11,388,119
Bass Pro Group LLC:
Asset-Sale Term Loan, 5.72%, 6/08/18		985	981,927
Initial Term Loan, 5.97%, 12/15/23		1,345	1,302,337
Boyd Gaming Corp.:
Term B Loan, 4.00%, 8/14/20		1,435	1,439,944
Term B-2 Loan, 3.78%, 9/15/23		1,676	1,693,077

See Notes to Financial Statements.

68	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 6.70%, 7/09/19	USD	3,500	$3,395,000
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		9,546	9,627,353
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, 4.03%, 8/06/21		1,429	1,439,907
Eldorado Resorts, Inc., Initial Term Loan, 4.25%, 7/25/22		1,941	1,953,357
ESH Hospitality, Inc., Initial Term Loan, 3.78%, 8/30/23		4,140	4,154,403
Four Seasons Holdings, Inc., Term Loan (First Lien) 2013, 4.00%, 11/30/23		345	349,206
Hilton Worldwide Finance LLC:
Series B-1 Term Loan, 3.50%, 10/26/20		210	211,638
Series B-2 Term Loan, 3.27%, 10/25/23		2,853	2,878,458
KFC Holding Co. (AKA Yum! Brands), Term B Loan, 3.52%, 6/16/23		7,458	7,567,641
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.77%, 4/14/21		1,589	1,595,250
Las Vegas Sands LLC, Refinancing Term Loan, 3.02%, 12/19/20		1,629	1,635,972
Sabre GLBL, Inc. (FKA Sabre, Inc.), Incremental Term Loan, 4.50%, 2/19/19		359	359,442
Scientific Games International, Inc., Initial Term B-2 Loan, 6.00%, 10/01/21		1,777	1,789,558
Station Casinos LLC, Term B Facility Loan, 3.77%, 6/08/23		2,530	2,538,205
Thayer Los Cabos Arrendador S. DE R.L. De C.V. (Thayer Los Cabos Arrendattario, S. DE R.L. De C.V.), B Note, 8.77%, 9/09/18		5,375	5,294,375

			72,575,467
Household Durables — 0.0%
Serta Simmons Bedding LLC, Initial Term Loan (First Lien), 4.50%, 11/08/23		5,880	5,867,417
Household Products — 0.1%
Reynolds Group Holdings, Inc., U.S. Term Loan, 4.25%, 2/05/23		5,682	5,695,489
Spectrum Brands Canada, Inc., 2016 Replacement USD Term Loan, 3.31%, 6/23/22		2,940	2,972,129

			8,667,618
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.02%, 5/03/20		2,013	2,011,545
Calpine Corp.:
Term Loan, 3.75%, 1/15/24		681	684,008
Term Loan (2016), 3.75%, 5/31/23		2,572	2,585,295
Dynegy Finance IV, Inc., Term Loan, 5.00%, 6/27/23		5,026	5,059,330

			10,340,178
Insurance — 0.2%
AmWINS Group LLC, Term Loan (First Lien), 2.75%, 1/25/24		2,075	2,082,263
AssuredPartners, Inc., 2016 Refinancing Term Loan, 5.25%, 10/21/22		4,250	4,298,805
Asurion LLC (FKA Asurion Corp.):
Incremental Tranche B-5 Term Loan, 4.75%, 11/03/23		1,850	1,868,478
Replacement B-2 Term Loan, 4.03%, 7/08/20		614	619,255
Replacement B-4 Term Loan, 4.25%, 8/04/22		1,171	1,183,635
Hub International Ltd., Initial Term Loan, 4.00%, 10/02/20		2,266	2,273,380

Floating Rate Loan Interests (b)		Par (000)	Value
Insurance (continued)
Sedgwick Claims Management Services, Inc.:
Initial Loan (Second Lien), 6.75%, 2/28/22	USD	2,500	$2,504,175
Initial Term Loan (First Lien), 3.75%, 3/01/21		3,698	3,709,888
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 5.75%, 3/03/23		2,584	2,610,303

			21,150,182
Internet Software & Services — 0.1%
Cotiviti Corp. (Cotiviti Domestic Holdings, Inc.), Initial Term B Loan (First Lien), 3.75%, 9/28/23		5,539	5,575,596
Go Daddy Operating Co. LLC, Initial Term Loan, 4.25%, 5/13/21		1,960	1,962,954
GTCR Valor Cos., Inc., Initial Term Loan (First Lien), 7.00%, 6/16/23		1,806	1,802,548
Rackspace Hosting, Inc., Term B Loan (First Lien), 4.50%, 11/03/23		3,430	3,456,960
Trader Corp., Term Loan, 5.00%, 9/28/23		1,995	2,014,112

			14,812,170
IT Services — 0.1%
IG Investments Holdings LLC, Extended Tranche B Term Loan, 6.00%, 10/31/21		3,268	3,284,126
Optiv Security, Inc., Term Loan, 3.25%, 1/13/24		4,535	4,559,580
Sabre GLBL, Inc. (FKA Sabre, Inc.), Term B Loan, 4.00%, 2/19/19		2,131	2,141,030
WEX, Inc., Term B Loan, 4.28%, 6/30/23		3,662	3,702,793

			13,687,529
Leisure Products — 0.0%
Leslie’s Poolmart, Inc., Tranche B Term Loan, 5.25%, 8/16/23		1,481	1,489,805
Life Sciences Tools & Services — 0.2%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		8,761	8,813,439
Inventiv Group Holdings, Inc., Initial Term Loan, 4.75%, 11/09/23		4,552	4,589,550
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		8,773	8,815,719
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		2,849	2,852,499

			25,071,207
Machinery — 0.2%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings, LLC), Refinancing Term Loan, 4.00%, 12/13/19		4,523	4,283,509
Filtration Group Corp.:
Delayed Draw Term Loan, 3.25%, 11/21/20		2,929	2,936,811
Term Loan (First Lien), 4.25%, 11/23/20		1,282	1,294,063
Gardner Denver, Inc., Initial Dollar Term Loan, 4.57%, 7/30/20		1,760	1,738,620
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		3,585	3,571,659
RBS Global, Inc. (Rexnord LLC), Term B Loan Refinancing (First Lien), 3.75%, 8/21/23		3,375	3,393,691
Safway Group Holding LLC, Initial Term Loan, 5.75%, 8/21/23		3,920	3,962,631

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	69

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Machinery (continued)
WESCO Distribution, Inc., Tranche B-1 Loan, 3.78%, 12/12/19	USD	121	$121,561

			21,302,545
Media — 0.5%
Acquisitions Cogeco Cable II LP (Atlantic Broadband (Penn) Holdings, Inc.), Term B Loan (2013), 3.28%, 11/30/19		1,960	1,963,292
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		1,704	1,694,063
Altice France SA (SFR Group SA), USD TLB-7 Loan, 5.29%, 1/15/24		6,218	6,282,120
Altice U.S. Finance I Corp., 2016 Refinancing Term Loan, 3.78%, 1/15/25		2,682	2,710,990
AMC Entertainment Holdings, Inc. (FKA AMC Entertainment, Inc.), 2016 Incremental Term Loan, 3.53%, 12/15/23		1,115	1,123,641
CBS Radio, Inc., Term Loan, 4.50%, 10/17/23		2,101	2,118,214
Charter Communications Operating LLC (AKA CCO Safari LLC), Term I-1 Loan, 3.03%, 1/15/24		19,036	19,096,875
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), 2016 Extended Term Loan, 3.77%, 10/11/24		3,840	3,864,377
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		2,856	2,648,870
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 7.53%, 1/30/19		4,000	3,312,520
Mission Broadcasting, Inc., Term Loan B, 3.00%, 1/17/24		595	601,948
Nexstar Broadcasting, Inc., Term Loan B, 3.00%, 1/17/24		6,455	6,533,216
Numericable U.S. LLC, USD TLB-10 Term Loan, 4.29%, 1/14/25		4,035	4,067,691
Radiate Holdco LLC (AKA RCN Grande), Term Loan, 3.00%, 12/09/23		1,480	1,490,863
Telenet Financing USD LLC, Term Loan AF Facility, 3.77%, 1/31/25		4,425	4,462,922
Tribune Media Co. (FKA Tribune Co.), Term B Loan, 3.77%, 12/27/20		5,047	5,080,226
Univision Communications, Inc.:
2013 Incremental Term Loan, 4.00%, 3/01/20		495	495,158
Replacement Term Loan (First Lien), 4.00%, 3/01/20		6,246	6,259,520
UPC Financing Partnership, Term Loan AN (First Lien), 3.77%, 8/31/24		1,313	1,313,020

			75,119,526
Multiline Retail — 0.0%
Hudson’s Bay Co., Initial Term Loan, 4.25%, 9/30/22		2,589	2,540,669
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.:
Loan, 11.38%, 12/31/21		2,765	3,108,938
Term Loan, 3.78%, 9/24/19		3,319	3,227,537
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		2,329	2,367,730
Energy Transfer Equity LP, Term Loan B (First Lien), 3.79%, 1/31/24		3,239	3,201,684
MEG Energy Corp., Term Loan B, 4.50%, 12/31/23		4,265	4,278,628
Veresen Midstream LP, Tranche B-1 Term Loan, 5.25%, 3/31/22		2,058	2,080,218

			18,264,735

Floating Rate Loan Interests (b)		Par (000)	Value
Personal Products — 0.0%
NBTY, Inc. (NKA The Nature’s Bounty Co.), Dollar Term B Loan, 5.00%, 5/05/23	USD	2,547	$2,562,330
Pharmaceuticals — 0.3%
Akorn, Inc., Loan, 5.25%, 4/16/21		1,809	1,827,440
Capsugel Holdings U.S., Inc., New Dollar Term Loan, 4.00%, 7/31/21		5,853	5,864,978
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 3.75%, 5/20/21		5,543	5,591,015
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		985	858,309
Ceva Intercompany BV, Dutch BV Term Loan, 6.54%, 3/19/21		1,009	878,886
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.54%, 3/19/21		179	155,592
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.54%, 3/19/21		1,389	1,210,165
Endo Luxembourg Finance Co. I S.à r.l., 2015 Incremental Term B Loan, 3.81%, 9/26/22		5,054	5,037,120
Prestige Brands, Inc., Term B-4 Loan, 2.75%, 1/26/24		3,347	3,376,744
RPI Finance Trust, Term B-5 Term Loan, 3.50%, 10/14/22		5,708	5,752,005
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 5.27%, 12/11/19		623	623,927
Series E1 Tranche B Term Loan, 5.27%, 8/05/20		2,693	2,699,001
Series F-1 Tranche B Term Loan, 5.53%, 4/01/22		5,748	5,770,688

			39,645,870
Professional Services — 0.1%
DTI Holdco, Inc., Initial Term Loan, 6.25%, 10/02/23		1,915	1,904,437
FCA U.S. LLC (FKA Chrysler Group LLC), Term Loan B, 3.53%, 5/24/17		6,995	6,997,281
Sterling Midco Holdings, Inc. (FKA Sterling Holdings Ultimate Parent, Inc.), Initial Term Loan (First Lien), 5.75%, 6/20/22		726	722,690

			9,624,408
Real Estate Management & Development — 0.1%
CityCenter Holdings LLC, Term B Loan, 3.75%, 10/16/20		2,812	2,840,368
DTZ U.S. Borrower LLC (DTZ AUS Holdco Pty. Ltd.)(AKA Cushman & Wakefield), 2015-1 Additional Term Loan (First Lien), 4.25%, 11/04/21		5,222	5,250,756
Realogy Group LLC, Term Loan B, 3.03%, 7/20/22		5,401	5,433,502

			13,524,626
Semiconductors & Semiconductor Equipment — 0.1%
Cavium, Inc., Initial Term B Loan, 3.77%, 8/16/22		997	1,007,064
Microsemi Corp., Closing Date Term B Loan, 3.02%, 1/15/23		1,316	1,322,651
NXP BV (NXP Funding LLC), Tranche F Loan, 3.24%, 12/07/20		8,466	8,501,665
ON Semiconductor Corp., 2016 New Replacement Term Loan, 4.03%, 3/31/23		1,955	1,975,472
SS&C European Holdings S.à r.l., Term B-2 Loan, 4.03%, 7/08/22		368	370,959

See Notes to Financial Statements.

70	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
SS&C Technologies, Inc., Term B-1 Loan, 4.03%, 7/08/22	USD	3,831	$3,865,498
Versum Materials, Inc. (FKA Versum Materials LLC), Term Loan, 3.50%, 9/29/23		1,067	1,080,336

			18,123,645
Software — 0.4%
Applied Systems, Inc., Initial Term Loan (First Lien), 4.00%, 1/25/21		874	881,754
BMC Software Finance, Inc., Initial U.S. Term Loan, 5.00%, 9/10/20		3,492	3,482,303
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		427	428,003
First Data Corp., 2021C New Dollar Term Loan, 3.78%, 3/24/21		23,290	23,424,360
Hyland Software, Inc., Term Loan (First Lien), 4.75%, 7/01/22		125	125,375
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		3,824	3,823,767
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		3,461	3,446,610
Information Resources, Inc. (FKA Symphonyiri Group, Inc.), Initial Term Loan (First Lien), 4.25%, 1/18/24		1,375	1,387,031
Kronos, Inc., Initial Term Loan (First Lien), 5.00%, 11/01/23		4,530	4,578,154
LANDesk Group, Inc., Term Loan (First Lien), 4.25%, 1/20/24		605	608,134
Mitchell International, Inc., Initial Term Loan, 4.50%, 10/13/20		2,570	2,580,932
RP Crown Parent LLC, Initial Term Loan, 4.50%, 10/12/23		2,754	2,773,002
Sophia LP, Term B Loan, 4.25%, 9/30/22		2,556	2,559,281
TIBCO Software, Inc., Term B Loan, 5.50%, 12/04/20		2,923	2,944,483
VF Holding Corp., Term B-1 Loan (First Lien), 4.25%, 6/30/23		4,095	4,120,330

			57,163,519
Specialty Retail — 0.2%
Academy Ltd., Initial Term Loan, 5.00%, 7/01/22		2,129	1,855,378
Bass Pro Group LLC, New Term Loan (2015), 4.02%, 6/05/20		1,350	1,344,520
Coinstar LLC, Term B Loan (First Lien), 5.25%, 9/27/23		1,217	1,231,785
Harbor Freight Tools USA, Inc., Initial Loan (2016), 3.78%, 8/18/23		4,071	4,088,124
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 3.75%, 1/30/23		5,918	5,883,111
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		6,798	6,777,695
Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		1,481	1,224,286
Party City Holdings, Inc., 2016 Replacement Term Loan, 4.24%, 8/19/22		4,987	4,951,415

			27,356,314
Technology Hardware, Storage & Peripherals — 0.0%
Oberthur Technologies Holding SAS (FKA OT Frenchco 1 SAS), Facility B1 (USD), 4.70%, 1/10/24		364	368,507
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan, 3.53%, 10/31/23		3,892	3,923,590
Beacon Roofing Supply, Inc., Initial Term Loan, 3.71%, 10/01/22		2,263	2,277,618

Floating Rate Loan Interests (b)		Par (000)	Value
Trading Companies & Distributors (continued)
HD Supply, Inc., Term B-1 Loan, 3.75%, 8/13/21	USD	8,856	$8,909,194
Nexeo Solutions LLC, Initial Term Loan, 5.25%, 6/09/23		338	340,837
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies), Initial Term Loan (Second Lien), 7.75%, 7/31/22		2,250	2,219,063

			17,670,302
Transportation Infrastructure — 0.0%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.25%, 4/28/22		461	459,002
Gruden Acquisition, Inc. (AKA Quality Distribution), Term Loan (First Lien), 5.75%, 8/18/22		1,386	1,361,745

			1,820,747
Wireless Telecommunication Services — 0.1%
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3.03%, 3/24/21		3,015	3,022,483
Sprint Communications, Inc., Term Loan B (First Lien), 3.54%, 1/30/24		4,590	4,595,737

			7,618,220
Total Floating Rate Loan Interests — 6.5%			917,405,941

Foreign Agency Obligations
Argentina — 0.1%
YPF SA, 8.88%, 12/19/18 (a)		6,500	7,135,700
Brazil — 0.0%
Petrobras Global Finance BV, 5.88%, 3/01/18		4,830	5,004,363
Chile — 0.0%
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 1/25/47 (a)		4,350	4,344,563
China — 0.4%
Bluestar Finance Holdings Ltd.:
3.13%, 9/30/19		2,800	2,800,848
3.50%, 9/30/21		2,800	2,772,482
CCCI Treasure Ltd., 3.50% (b)(l)		4,000	4,021,968
CDBL Funding 1, 4.25%, 12/02/24		3,800	3,883,205
Chang Development International Ltd., 3.63%, 1/20/20		3,800	3,749,737
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		3,330	3,289,667
CITIC Ltd.:
2.80%, 12/14/21		3,450	3,383,353
6.80%, 1/17/23		3,000	3,500,976
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42		1,000	1,052,623
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		2,200	2,275,236
Huarong Finance II Co. Ltd.:
5.50%, 1/16/25		5,000	5,242,330
4.88%, 11/22/26		259	259,220
Industrial & Commercial Bank of China Ltd., 2.50%, 6/16/21		2,750	2,695,630
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21		1,950	1,870,109
Minmetals Bounteous Finance BVI Ltd.:
4.75%, 7/30/25		2,900	2,974,112
4.20%, 7/27/26		1,700	1,669,097

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	71

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Foreign Agency Obligations		Par (000)	Value
China (continued)
Sinochem Offshore Capital Co. Ltd., 3.25%, 4/29/19	USD	9,468	$9,625,642
Tewoo Group Finance No. 2 Ltd., 4.50%, 12/16/19		1,500	1,485,288

			56,551,523
France — 0.0%
NEW Areva Holding SA, 4.88%, 9/23/24	EUR	1,200	1,333,543
Hong Kong — 0.0%
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21	USD	1,900	1,829,263
India — 0.1%
BPRL International Singapore Pte. Ltd., 4.38%, 1/18/27		3,875	3,873,938
Greenko Investment Co., 4.88%, 8/16/23		2,597	2,487,695
NTPC Ltd., 5.63%, 7/14/21		2,590	2,841,352
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 7/27/26		1,241	1,187,240
State Bank of India, 3.25%, 1/24/22		2,000	1,993,098

			12,383,323
Indonesia — 0.0%
Pertamina Persero PT:
5.63%, 5/20/43		1,597	1,513,432
6.45%, 5/30/44		1,476	1,542,959

			3,056,391
Mexico — 0.1%
Mexico City Airport Trust, 4.25%, 10/31/26 (a)		3,290	3,218,607
Petroleos Mexicanos:
5.50%, 1/21/21		4,645	4,829,871
5.38%, 3/13/22 (a)		110	112,140

			8,160,618
Mongolia — 0.1%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		3,845	3,773,867
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		2,301	2,277,840

			6,051,707
Sri Lanka — 0.1%
National Savings Bank, 8.88%, 9/18/18		5,300	5,647,150
SriLankan Airlines Ltd., 5.30%, 6/27/19		3,500	3,489,150

			9,136,300
United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC:
3.63%, 6/22/21		2,759	2,807,023
3.63%, 1/12/23		1,700	1,710,625
DP World Crescent Ltd., 3.91%, 5/31/23		790	793,002
NOVA Chemicals Corp., 5.00%, 5/01/25 (a)		247	247,618

			5,558,268
Total Foreign Agency Obligations — 0.9%			120,545,562

Foreign Government Obligations		Par (000)	Value
Argentina — 0.3%
Republic of Argentina:
9.00%, 11/29/18	USD	17,130	$18,757,350
6.88%, 4/22/21 (a)		21,659	23,034,347

			41,791,697
Brazil — 0.2%
Federative Republic of Brazil:
0.00%, 4/01/17 (c)	BRL	33,000	10,269,523
5.88%, 1/15/19	USD	9,110	9,770,475

			20,039,998
Croatia — 0.1%
Republic of Croatia, 6.63%, 7/14/20		11,744	12,844,060
Egypt — 0.0%
Arab Republic of Egypt, 6.13%, 1/31/22 (a)		5,079	5,124,660
Hungary — 0.0%
Republic of Hungary, 6.25%, 1/29/20		4,378	4,807,044
India — 0.1%
Republic of India, 6.35%, 1/02/20	INR	771,680	11,368,475
Indonesia — 0.3%
Republic of Indonesia:
7.88%, 4/15/19	IDR	127,319,000	9,716,387
5.88%, 3/13/20	USD	18,082	19,798,940
3.70%, 1/08/22		2,125	2,154,072
5.25%, 1/08/47		2,500	2,560,007

			34,229,406
Mexico — 0.0%
United Mexican States, 3.63%, 3/15/22		4,360	4,401,420
Mongolia — 0.0%
Government of Mongolia:
7.50%, 6/30/18	CNY	10,000	1,355,617
10.88%, 4/06/21	USD	425	448,231
5.13%, 12/05/22		3,070	2,661,309

			4,465,157
Panama — 0.1%
Republic of Panama, 5.20%, 1/30/20		11,976	12,934,080
Philippines — 0.0%
Republic of Philippines, 3.70%, 2/02/42		2,575	2,493,512
Sri Lanka — 0.2%
Republic of Sri Lanka:
6.00%, 1/14/19		9,034	9,312,085
5.13%, 4/11/19		8,055	8,175,285
6.25%, 10/04/20		3,585	3,687,129
6.25%, 7/27/21		3,958	4,045,294
5.75%, 1/18/22		1,750	1,751,078
6.85%, 11/03/25		2,000	1,997,802
6.83%, 7/18/26		1,865	1,860,561

			30,829,234

See Notes to Financial Statements.

72	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Foreign Government Obligations		Par (000)	Value
Uruguay — 0.2%
Republic of Uruguay:
8.00%, 11/18/22	USD	11,050	$13,701,577
4.50%, 8/14/24		5,985	6,320,160

			20,021,737
Vietnam — 0.0%
Republic of Vietnam, 4.80%, 11/19/24		930	937,060
Total Foreign Government Obligations — 1.5%			206,287,540

Investment Companies		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (f)(k)		3,679,068	321,329,799
SPDR Bloomberg Barclays High Yield Bond ETF (f)		2,954,255	109,041,552
Total Investment Companies — 3.0%			430,371,351

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 4.5%
Adjustable Rate Mortgage Trust:
Series 2005-8, Class 2A1, 3.30%, 11/25/35 (b)	USD	5,890	5,199,455
Series 2005-8, Class 7A2, 1.32%, 11/25/35 (b)		3,352	3,070,154
Series 2005-9, Class 5A1, 1.03%, 11/25/35 (b)		3,161	2,935,553
Ajax Mortgage Loan Trust:
Series 2015-B, Class A, 3.88%, 7/25/60 (a)(d)		4,268	4,261,408
Series 2015-C, Class A, 3.88%, 3/25/57 (a)(d)		9,281	9,070,580
Series 2016-A, Class A, 4.25%, 8/25/64 (a)(d)		2,828	2,832,485
Alternative Loan Trust:
Series 2005-16, Class A1, 2.24%, 6/25/35 (b)		1,041	946,979
Series 2005-36, Class 2A1A, 1.07%, 8/25/35 (b)		3,485	2,580,376
Series 2005-56, Class 1A1, 1.49%, 11/25/35 (b)		5,405	4,608,570
Series 2005-56, Class 4A1, 1.07%, 11/25/35 (b)		7,734	6,382,813
Series 2005-61, Class 1A1, 1.28%, 12/25/35 (b)		571	472,989
Series 2005-61, Class 2A1, 1.04%, 12/25/35 (b)		5,216	4,609,125
Series 2005-63, Class 3A3, 3.19%, 11/25/35 (b)		5,407	4,310,644
Series 2005-63, Class 5A1, 3.17%, 12/25/35 (b)		765	679,806
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		160	152,576
Series 2005-72, Class A1, 1.03%, 1/25/36 (b)		5,356	4,652,338
Series 2005-72, Class A3, 1.06%, 1/25/36 (b)		5,281	4,570,424
Series 2005-76, Class 2A1, 1.60%, 2/25/36 (b)		10,010	8,877,271

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-2CB, Class A6, 5.50%, 3/25/36	USD	1,531	$1,184,758
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		1,579	1,211,033
Series 2006-9T1, Class A7, 6.00%, 5/25/36		748	588,150
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		1,450	1,151,713
Series 2006-15CB, Class A1, 6.50%, 6/25/36		1,854	1,326,293
Series 2006-20CB, Class A9, 6.00%, 7/25/36		891	644,351
Series 2006-45T1, Class 1A10, 6.00%, 2/25/37		4,758	3,373,231
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		3,742	2,937,082
Series 2006-J7, Class 2A1, 2.10%, 11/20/36 (b)		8,487	5,075,472
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,291	1,578,635
Series 2006-OA2, Class A1, 0.99%, 5/20/46 (b)		2,824	2,118,088
Series 2006-OA3, Class 2A1, 0.97%, 5/25/36 (b)		19,637	15,955,109
Series 2006-OA6, Class 1A2, 0.97%, 7/25/46 (b)		13,671	11,505,601
Series 2006-OA8, Class 1A1, 0.95%, 7/25/46 (b)		25,537	21,161,543
Series 2006-OA14, Class 1A1, 2.33%, 11/25/46 (b)		12,561	10,310,319
Series 2006-OA14, Class 2A1, 0.95%, 11/25/46 (b)		12,933	10,691,585
Series 2006-OA14, Class 3A1, 1.45%, 11/25/46 (b)		17,548	14,711,718
Series 2006-OA16, Class A2, 0.95%, 10/25/46 (b)		757	647,459
Series 2006-OA22, Class A1, 0.92%, 2/25/47 (b)		15,257	12,890,255
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		954	685,126
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		5,291	3,846,628
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		908	660,285
Series 2007-12T1, Class A5, 6.00%, 6/25/37		722	544,994
Series 2007-12T1, Class A22, 5.75%, 6/25/37		3,254	2,402,453
Series 2007-15CB, Class A7, 6.00%, 7/25/37		547	483,992
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		564	505,888
Series 2007-19, Class 1A4, 6.00%, 8/25/37		2,219	1,735,632
Series 2007-19, Class 1A8, 6.00%, 8/25/37		1,080	844,454
Series 2007-25, Class 1A3, 6.50%, 11/25/37		5,502	4,209,820
Series 2007-AL1, Class A1, 1.01%, 6/25/37 (b)		12,022	6,366,657
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		2,408	1,604,228

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	73

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA3, Class 1A1, 0.90%, 4/25/47 (b)	USD	20,738	$17,736,376
Series 2007-OA4, Class A1, 0.93%, 5/25/47 (b)		8,322	7,247,869
Series 2007-OA7, Class A1B, 0.90%, 5/25/47 (b)		1,396	1,182,656
Series 2007-OA8, Class 2A1, 0.94%, 6/25/47 (b)		21,479	17,061,539
Series 2007-OA11, Class A1A, 1.98%, 11/25/47 (b)		5,248	3,731,666
Series 2007-OH3, Class A1A, 1.05%, 9/25/47 (b)		7,175	6,008,176
Alternative Loan Trust Resecuritization, Series 2006-22R, Class 1A6, 6.00%, 5/25/36		2,266	1,881,856
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, 1.57%, 10/25/46 (b)		23,915	18,815,381
Series 2006-3, Class 2A11, 1.54%, 10/25/46 (b)		9,054	7,160,813
Series 2007-3, Class 22A1, 6.25%, 6/25/37 (d)		1,852	1,440,774
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 1.34%, 11/25/45 (b)		5,004	4,343,529
Banc of America Funding Trust:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (b)		1,227	1,009,100
Series 2006-D, Class 6A1, 3.32%, 5/20/36 (b)		780	684,624
Series 2007-D, Class 1A1, 0.99%, 6/20/47 (b)		3,535	3,025,140
Banc of America Mortgage Trust, Series 2004-L, Class 4A1, 3.22%, 1/25/35 (b)		27	27,135
Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, 1.20%, 4/25/36 (b)		13,304	12,457,085
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 6.25%, 12/25/35 (d)		1,539	1,340,633
Series 2006-AC1, Class 1A2, 6.25%, 2/25/36 (d)		1,586	1,204,779
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 0.93%, 3/25/37 (b)		3,173	2,620,579
Series 2007-AR3, Class 1A1, 0.90%, 3/25/37 (b)		4,048	3,363,119
Series 2007-AR4, Class 1A1, 0.96%, 9/25/47 (b)		5,459	4,715,208
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		186	160,866
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-9, Class 1A1, 1.36%, 5/25/35 (b)		6,410	5,401,245
Series 2005-11, Class 4A1, 1.03%, 4/25/35 (b)		3,626	3,003,934
Series 2006-OA4, Class A1, 1.56%, 4/25/46 (b)		3,615	1,751,229
Series 2007-21, Class 1A1, 6.25%, 2/25/38		369	306,906
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		1,211	924,293

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2007-J2, Class 2A8, 6.00%, 7/25/37	USD	1,850	$1,411,406
Credit Suisse Commercial Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		229	210,671
Credit Suisse Mortgage Trust, Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (a)		1,605	1,465,871
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class 1A1A, 0.95%, 8/25/47 (b)		3,371	2,905,339
Series 2007-OA4, Class 3A1, 0.95%, 8/25/47 (b)		22,443	16,398,673
Fannie Mae Connecticut Avenue Securities:
Series 2013-C01, Class M2, 6.01%, 10/25/23 (b)		9,940	11,183,405
Series 2016-C04, Class 1M2, 5.01%, 1/25/29 (b)		6,185	6,552,648
Series 2016-C05, Class 2M2, 5.21%, 1/25/29 (b)		13,230	14,081,722
Series 2016-C06, Class 1M2, 5.01%, 4/25/29 (b)		8,706	9,234,360
Series 2016-C07, Class 2M2, 5.11%, 4/25/29 (b)		2,092	2,208,953
Series 2017-C01, Class 1B1, 6.52%, 7/25/29 (a)(b)		4,177	4,339,051
Series 2017-C01, Class 1M2, 4.32%, 7/25/29 (a)(b)		2,345	2,355,553
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 2.65%, 2/25/37 (b)		3,190	2,273,803
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 3.38%, 5/25/35 (b)		118	109,290
GreenPoint Mortgage Funding Trust, Series 2006-AR1, Class GA1B, 0.93%, 2/25/36 (b)		8,556	7,273,705
GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 5/25/36		53	49,119
Impac CMB Trust, Series 2005-6, Class 1A1, 1.26%, 10/25/35 (b)		3,905	3,354,383
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		1,298	1,159,220
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		2,415	1,460,405
IndyMac INDX Mortgage Loan Trust:
Series 2005-AR14, Class 2A1A, 1.06%, 7/25/35 (b)		5,541	4,763,645
Series 2007-AR15, Class 1A1, 3.21%, 8/25/37 (b)		239	191,738
Series 2007-AR15, Class 2A1, 3.98%, 8/25/37 (b)		1,061	842,136
Series 2007-FLX3, Class A1, 0.83%, 6/25/37 (b)		3,491	3,040,213
JPMorgan Mortgage Trust:
Series 2015-3, Class A5, 3.50%, 5/25/45 (a)(b)		2,322	2,358,369
Series 2016-2, Class A1, 2.69%, 6/25/46 (a)		2,595	2,610,085
Lehman XS Trust, Series 2007-20N, Class A1, 1.91%, 12/25/37 (b)		20,371	16,845,611
LSTAR Commercial Mortgage Trust, Series 2016-7, Class A1, 2.61%, 12/01/21 (a)(b)		13,111	12,946,665

See Notes to Financial Statements.

74	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
LSTAR Securities Investment Ltd.:
Series 2015-6, Class A, 2.77%, 5/01/20 (a)(b)	USD	7,506	$7,411,870
Series 2015-10, Class A1, 2.77%, 11/01/20 (a)(b)		2,103	2,090,196
Series 2015-10, Class A2, 4.27%, 11/01/20 (a)(b)		1,500	1,490,625
Series 2016-2, Class A, 2.77%, 3/01/21 (a)(b)		17,063	16,788,634
Series 2016-6, Class A, 2.77%, 11/01/21 (a)(b)		35,122	34,650,967
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class AV1, 3.21%, 6/25/37 (b)		2,113	1,522,278
Merrill Lynch Mortgage Investors Trust:
Series 2005-A9, Class 2A1E, 3.09%, 12/25/35 (b)		1,905	1,807,589
Series 2006-1, Class 2A1, 2.76%, 2/25/36 (b)		982	975,379
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 4/25/57 (a)(b)		3,255	3,239,577
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 3.25%, 9/25/56 (a)(b)		822	827,766
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (a)		147	148,186
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (a)		753	704,944
Residential Accredit Loans, Inc.:
Series 2007-QH1, Class A1, 0.92%, 2/25/37 (b)		5,796	4,774,897
Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		396	344,318
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		445	298,325
Residential Funding Mortgage Securities Trust, Series 2007-S7, Class A20, 6.00%, 7/25/37		114	104,870
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 3.04%, 4/25/47 (b)		609	467,886
Structured Asset Mortgage Investments II Trust:
Series 2005-AR3, Class 1A1, 1.03%, 8/25/35 (b)		3,158	2,747,903
Series 2006-AR2, Class A1, 0.99%, 2/25/36 (b)		2,255	1,758,295
Series 2006-AR4, Class 3A1, 0.95%, 6/25/36 (b)		16,477	13,568,190
Series 2006-AR6, Class 2A1, 0.95%, 7/25/46 (b)		23,630	19,602,568
Series 2007-AR4, Class GA4B, 0.94%, 9/25/47 (b)		5,451	4,806,099
WaMu Mortgage Pass-Through Certificates Trust:
Series 2006-AR19, Class 2A, 1.85%, 1/25/47 (b)		15,667	14,643,919
Series 2007-OA4, Class 1A, 1.37%, 5/25/47 (b)		3,851	3,424,671
Series 2007-OA5, Class 1A, 1.35%, 6/25/47 (b)		12,493	11,031,272
Series 2007-OA6, Class 1A, 1.38%, 7/25/47 (b)		6,724	5,768,634
Washington Mutual Mortgage Pass-Through Certificates:
Series 2006-8, Class A5, 4.58%, 10/25/36 (d)		1,657	1,070,972

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-AR5, Class 1A, 1.58%, 6/25/46 (b)	USD	10,550	$6,939,107
Series 2007-OA1, Class 2A, 1.32%, 12/25/46 (b)		9,642	6,919,710
Series 2007-OA5, Class A1A, 1.44%, 5/25/47 (b)		6,121	4,766,947

			648,095,241
Commercial Mortgage-Backed Securities — 4.5%
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32 (a)(b)		4,703	4,800,624
BAMLL Commercial Mortgage Securities Trust:
Series 2013-DSMZ, Class M, 6.39%, 9/15/18 (a)(b)		10,000	9,531,000
Series 2013-DSNY, Class E, 3.30%, 9/15/26 (a)(b)		560	559,411
Series 2013-DSNY, Class F, 4.20%, 9/15/26 (a)(b)		5,744	5,724,462
Series 2015-200P, Class F, 3.60%, 4/14/33 (a)(b)		5,991	5,569,158
Series 2016-ISQ, Class E, 3.61%, 8/14/34 (a)(b)		23,440	20,085,736
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		3,421	3,422,807
Series 2007-3, Class AJ, 5.60%, 6/10/49 (b)		6,208	6,261,480
Series 2015-UBS7, Class D, 3.17%, 9/15/48		1,979	1,606,967
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.73%, 7/10/43		98	97,870
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, 1.08%, 8/25/35 (a)(b)		6,972	6,130,462
Series 2005-3A, Class A1, 1.09%, 11/25/35 (a)(b)		1,632	1,407,591
Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1, Class M3, 1.33%, 4/25/36 (a)(b)		5,625	5,439,947
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36 (a)(b)		2,672	2,590,954
Bear Stearns Commercial Mortgage Securities Trust:
Series 2004-T16, Class G, 5.25%, 2/13/46 (a)(b)		4,000	4,029,657
Series 2005-PW10, Class B, 5.61%, 12/11/40 (b)		4,000	4,202,363
Series 2007-PW16, Class AM, 5.71%, 6/11/40 (b)		2,035	2,054,163
BWAY Mortgage Trust:
Series 2013-1515, Class D, 3.63%, 3/10/33 (a)		3,600	3,513,263
Series 2013-1515, Class E, 3.72%, 3/10/33 (a)		2,000	1,936,629
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)		11,155	10,602,497
Series 2015-1740, Class E, 3.82%, 1/13/35 (a)(b)		2,000	1,840,432
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)		3,040	2,984,537
CDGJ Commercial Mortgage Trust:
Series 2014-BXCH, Class A, 2.17%, 12/15/27 (a)(b)		2,508	2,513,854
Series 2014-BXCH, Class EPA, 4.79%, 12/15/27 (a)(b)		9,061	9,115,934

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	75

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)	USD	2,370	$1,709,381
Series 2016-C4, Class C, 4.88%, 5/10/58 (b)		3,330	3,404,618
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B, 3.21%, 4/10/28 (a)		415	420,833
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class DFL, 5.52%, 2/15/33 (a)(b)		12,050	12,103,567
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class E, 3.52%, 5/10/35 (a)(b)		10,117	9,583,435
Series 2015-P1, Class D, 3.23%, 9/15/48 (a)		470	379,451
Series 2016-C1, Class C, 4.95%, 5/10/49 (b)		2,870	2,856,287
Series 2016-GC37, Class C, 4.92%, 4/10/49 (b)		2,640	2,592,523
Series 2016-GC37, Class D, 2.79%, 4/10/49 (a)		4,176	2,981,594
Series 2016-P3, Class C, 4.84%, 4/15/49 (b)		1,271	1,338,850
Series 2016-P6, Class C, 4.29%, 12/10/49 (b)		2,400	2,376,591
Series 2016-SMPL, Class D, 3.52%, 9/10/31 (a)		1,730	1,711,229
Series 2016-SMPL, Class E, 4.51%, 9/10/31 (a)		3,080	2,995,453
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJ, 6.12%, 11/15/44 (b)		3,000	3,063,005
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		2,200	2,258,858
Series 2017-CD3, Class D, 3.25%, 2/10/50 (a)		5,600	4,420,192
Commercial Mortgage Trust:
Series 2007-C9, Class AJFL, 1.45%, 12/10/49 (a)(b)		13,230	12,962,916
Series 2012-LC4, Class A4, 3.29%, 12/10/44		1,435	1,487,499
Series 2013-300P, Class D, 4.39%, 8/10/30 (a)(b)		3,000	3,101,534
Series 2013-CR7, Class ASB, 2.74%, 3/10/46		3,795	3,862,760
Series 2013-CR12, Class A2, 2.90%, 10/10/46		4,000	4,076,215
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)		652	640,614
Series 2014-CR15, Class C, 4.76%, 2/10/47 (b)		380	399,242
Series 2014-CR18, Class ASB, 3.45%, 7/15/47		3,000	3,129,439
Series 2014-CR21, Class A2, 3.10%, 12/10/47		3,280	3,370,121
Series 2014-FL5, Class A, 2.14%, 10/15/31 (a)(b)		1,530	1,530,957
Series 2014-FL5, Class HFL1, 4.02%, 7/15/31 (a)(b)		3,261	3,152,989
Series 2014-LC15, Class A2, 2.84%, 4/10/47		2,400	2,446,396
Series 2014-LC15, Class ASB, 3.53%, 4/10/47		3,500	3,660,751
Series 2014-LC15, Class D, 4.94%, 4/10/47 (a)(b)		1,820	1,516,130
Series 2014-PAT, Class E, 3.92%, 8/13/27 (a)(b)		1,000	997,516

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-PAT, Class F, 3.21%, 8/13/27 (a)(b)	USD	2,000	$1,935,029
Series 2014-PAT, Class G, 2.36%, 8/13/27 (a)(b)		2,000	1,802,770
Series 2014-TWC, Class C, 2.62%, 2/13/32 (a)(b)		8,000	7,994,986
Series 2014-TWC, Class E, 4.02%, 2/13/32 (a)(b)		6,220	6,225,903
Series 2014-UBS2, Class A2, 2.82%, 3/10/47		4,355	4,410,032
Series 2015-CR22, Class A2, 2.86%, 3/10/48		3,000	3,068,622
Series 2015-CR23, Class A2, 2.85%, 5/10/48		6,115	6,240,183
Series 2015-CR23, Class B, 4.18%, 5/10/48 (b)		9,520	9,231,851
Series 2015-CR23, Class CMD, 3.68%, 5/10/48 (a)(b)		4,860	4,579,440
Series 2015-CR23, Class CME, 3.68%, 5/10/48 (a)(b)		2,180	1,975,162
Series 2015-CR23, Class D, 4.26%, 5/10/48 (b)		4,650	3,552,550
Series 2015-CR25, Class C, 4.55%, 8/10/48 (b)		1,184	1,170,577
Series 2015-CR25, Class D, 3.80%, 8/10/48 (b)		4,949	3,940,163
Series 2015-LC19, Class C, 4.26%, 2/10/48 (b)		5,474	5,519,471
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)		2,932	2,329,226
Series 2015-LC21, Class C, 4.31%, 7/10/48 (b)		4,010	3,617,454
Series 2016-667M, Class D, 3.18%, 10/10/36 (a)(b)		3,200	2,856,764
Core Industrial Trust:
Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		6,060	5,716,640
Series 2015-TEXW, Class D, 3.85%, 2/10/34 (a)(b)		1,500	1,514,352
Series 2015-TEXW, Class E, 3.85%, 2/10/34 (a)(b)		3,570	3,472,658
Series 2015-TEXW, Class F, 3.85%, 2/10/34 (a)(b)		10,400	9,706,889
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.09%, 11/12/43 (a)(b)		5,213	5,258,271
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AM, 5.62%, 1/15/49 (b)		3,686	3,697,455
Credit Suisse Mortgage Trust:
Series 2014-TIKI, Class D, 3.02%, 9/15/38 (a)(b)		4,000	3,957,086
Series 2014-TIKI, Class E, 3.92%, 9/15/38 (a)(b)		1,955	1,940,595
Series 2014-TIKI, Class F, 4.59%, 9/15/38 (a)(b)		1,725	1,720,211
Series 2014-USA, Class E, 4.37%, 9/15/37 (a)		3,000	2,549,062
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.80%, 4/15/50 (a)(b)		2,925	2,483,837
Series 2016-C6, Class C, 4.75%, 1/15/49 (b)		3,050	3,179,795
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 9/10/49 (a)(b)		8,736	7,054,391
FREMF Mortgage Trust, Series 2013-KF02, Class B, 3.52%, 12/25/45 (a)(b)		798	800,169

See Notes to Financial Statements.

76	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFX, 3.23%, 12/15/34 (a)	USD	2,195	$2,257,879
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)		7,373	7,269,632
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)		6,012	5,817,280
Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (a)(b)		10,350	9,929,168
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49 (b)		920	921,503
GRACE Mortgage Trust:
Series 2014-GRCE, Class A, 3.37%, 6/10/28 (a)		3,200	3,329,269
Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		16,625	16,392,160
Great Wolf Trust:
Series 2015-WFMZ, Class M, 7.69%, 5/15/32 (a)(b)		1,700	1,680,107
Series 2015-WOLF, Class D, 4.27%, 5/15/34 (a)(b)		7,275	7,320,436
Series 2015-WOLF, Class F, 5.77%, 5/15/34 (a)(b)		560	550,180
GS Mortgage Securities Corp. II:
Series 2013-KING, Class C, 3.44%, 12/10/27 (a)(b)		5,000	5,099,525
Series 2015-GC30, Class A2, 2.73%, 5/10/50		2,000	2,035,679
GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class C, 4.07%, 2/10/29 (a)(b)		4,400	4,534,765
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class A4, 3.38%, 5/10/45		5,445	5,659,616
Series 2013-GC10, Class AAB, 2.56%, 2/10/46		2,000	2,019,913
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		2,700	2,856,398
Series 2014-GC20, Class AAB, 3.66%, 4/10/47		3,395	3,573,195
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)		3,775	3,149,117
Series 2015-GC32, Class D, 3.35%, 7/10/48		5,152	4,041,506
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class ASB, 3.76%, 8/15/46 (b)		3,950	4,166,814
Series 2014-C22, Class D, 4.56%, 9/15/47 (a)(b)		2,750	2,250,406
Series 2014-C23, Class D, 3.96%, 9/15/47 (a)(b)		710	593,582
Series 2015-C27, Class A2, 2.73%, 2/15/48		1,500	1,527,021
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB15, Class AM 5.86%, 6/12/43 (b)		4,151	4,157,026
Series 2012-C6, Class A3, 3.51%, 5/15/45		2,895	3,018,363
Series 2012-CBX, Class A4, 3.48%, 6/15/45		6,150	6,415,296
Series 2013-LC11, Class ASB, 2.55%, 4/15/46		2,500	2,527,605
Series 2014-CBM, Class E, 4.62%, 10/15/29 (a)(b)		3,100	3,057,054
Series 2014-DSTY, Class D, 3.80%, 6/10/27 (a)(b)		3,450	3,309,603
Series 2015-JP1, Class D, 4.24%, 1/15/49 (b)		5,750	5,148,704

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)	USD	3,750	$3,645,801
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		7,740	7,915,128
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (a)(b)		2,500	2,434,039
LB-UBS Commercial Mortgage Trust:
Series 2007-C1, Class AJ, 5.48%, 2/15/40		27	26,944
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)		3,220	3,291,297
Lone Star Portfolio Trust:
Series 2015-LSP, Class D, 4.77%, 9/15/28 (a)(b)		2,450	2,482,778
Series 2015-LSP, Class E, 6.37%, 9/15/28 (a)(b)		12,170	12,322,387
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (a)(b)		7,000	6,932,386
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.49%, 6/12/50 (b)		958	964,265
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C18, Class A2, 3.19%, 10/15/47		5,150	5,303,141
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,000	5,130,663
Series 2015-C23, Class A2, 2.98%, 7/15/50		4,500	4,605,672
Series 2015-C23, Class D, 4.14%, 7/15/50 (a)(b)		2,800	2,385,361
Series 2015-C25, Class D, 3.07%, 10/15/48		10,442	7,956,389
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		3,612	2,763,070
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)(b)		3,392	3,267,571
Series 2015-MS1, Class D, 4.03%, 5/15/48 (a)(b)		6,375	5,345,386
Series 2015-XLF2, Class AFSB, 3.45%, 8/15/26 (a)(b)		3,000	3,000,000
Series 2017-PRME, Class D, 4.17%, 2/15/34 (a)(b)		2,520	2,517,530
Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4A, 5.79%, 8/15/45 (a)(b)		580	580,996
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 4B1, 3.14%, 8/26/47 (a)(b)		10,613	10,082,559
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D, 4.29%, 10/15/30 (a)(b)		1,000	925,287
Resource Capital Corp. Ltd., Series 2015-CRE4, Class B, 3.55%, 8/15/32 (a)(b)		3,750	3,529,687
Velocity Commercial Capital Loan Trust, Series 2014-1, Class M6, 7.84%, 9/25/44 (a)(b)		3,309	3,358,635
VNDO Mortgage Trust: Series 2012-6AVE, Class E, 3.34%, 11/15/30 (a)(b)		3,000	2,961,412
Series 2013-PENN, Class A, 3.81%, 12/13/29 (a)		2,195	2,307,319
Series 2013-PENN, Class D, 3.95%, 12/13/29 (a)(b)		3,000	3,079,792
Series 2016-350P, Class E, 3.90%, 1/10/35 (a)(b)		9,640	8,636,903
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 5.97%, 2/15/51 (b)		2,565	2,596,643

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	77

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.12%, 6/15/29 (a)(b)	USD	410	$411,486
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class A, 1.57%, 2/15/27 (a)(b)		2,000	2,005,401
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)		3,750	2,766,277
Series 2015-C30, Class D, 4.50%, 9/15/58 (a)(b)		1,700	1,412,033
Series 2015-C31, Class D, 3.85%, 11/15/48		1,260	934,725
Series 2015-NXS3, Class B, 4.49%, 9/15/57 (b)		1,600	1,594,947
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)		2,250	1,558,482
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (b)		3,000	2,581,479
Series 2015-P2, Class D, 3.24%, 12/15/48 (a)		1,093	803,187
Series 2016-C34, Class C, 5.03%, 6/15/49 (b)		3,390	3,499,646
Series 2016-C37, Class C, 4.49%, 12/15/49 (b)		4,000	4,014,354
Series 2016-LC25, Class C, 4.44%, 12/15/59 (b)		8,320	8,125,720
Series 2016-NXS5, Class D, 4.88%, 1/15/59 (b)		2,750	2,576,029
Series 2016-NXS6, Class C, 4.45%, 11/15/49		4,783	4,672,289
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.44%, 4/15/45		4,390	4,582,189
Series 2013-C12, Class A2, 2.07%, 3/15/48		2,883	2,897,191
Series 2013-C12, Class ASB, 2.84%, 3/15/48		5,000	5,094,287
Series 2014-C20, Class ASB, 3.64%, 5/15/47		1,550	1,626,710
Series 2014-C22, Class C, 3.77%, 9/15/57 (b)		1,300	1,200,807

			637,369,420
Interest Only Commercial Mortgage-Backed Securities — 0.7%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class XA, 2.01%, 7/15/49 (b)		14,736	1,751,522
BBCMS Trust:
Series 2015-SRCH, Class XA, 0.96%, 8/10/35 (a)(b)		78,000	5,757,180
Series 2015-SRCH, Class XB, 0.19%, 8/10/35 (a)(b)		35,000	658,350
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.77%, 5/10/58 (b)		18,665	2,161,950
Series 2016-C6, Class XA, 1.22%, 11/10/49 (b)		66,116	5,726,847
CGWF Commercial Mortgage Trust, Series 2013-RKWH, Class XCP, 0.00%, 11/15/30 (a)(b)		37,734	4
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class XA, 1.26%, 3/10/47 (b)		32,351	1,920,188
Series 2016-P3, Class XA, 1.72%, 4/15/49 (b)		20,558	2,246,462

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA, 0.84%, 2/10/47 (b)	USD	34,889	$1,154,063
Commercial Mortgage Trust:
Series 2014-CR15, Class XA, 1.29%, 2/10/47 (b)		51,039	2,284,693
Series 2014-TWC, Class XCP, 1.43%, 2/13/32 (a)(b)		52,000	25,652
Series 2014-UBS5, Class XB2, 0.74%, 9/10/47 (a)(b)		12,675	639,327
Series 2015-CR25, Class XA, 0.96%, 8/10/48 (b)		66,313	3,974,786
CSAIL Commercial Mortgage Trust:
Series 2016-C5, Class XA, 1.06%, 11/15/48 (b)		17,521	1,086,804
Series 2016-C6, Class XA, 1.82%, 1/15/49 (b)		13,568	1,557,686
Great Wolf Trust, Series 2015-WOLF, Class XCP, 0.51%, 5/15/18 (a)(b)		429,000	2,797,080
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.73%, 12/10/27 (a)(b)		38,697	700,732
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, 1.15%, 4/10/47 (b)		1,126	62,609
Series 2014-GC22, Class XA, 1.05%, 6/10/47 (b)		16,618	891,404
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 0.94%, 9/15/47 (b)		27,308	1,396,577
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 4/01/27 (a)(b)		40,477	2,201,949
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2016-WPT, Class XCP, 1.20%, 10/15/18 (a)(b)		97,333	1,950,553
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA, 0.83%, 12/15/49 (b)		24,607	1,239,936
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XB, 0.33%, 4/15/47 (a)(b)		80,982	1,917,403
Series 2014-C19, Class XA, 1.15%, 12/15/47 (b)		58,375	3,211,065
Series 2015-C22, Class XA, 1.16%, 4/15/48 (b)		28,863	1,862,329
Series 2015-C26, Class XA, 1.12%, 10/15/48 (b)		44,026	3,020,303
Series 2015-C26, Class XD, 1.35%, 10/15/48 (a)(b)		12,675	1,250,135
Series 2016-C28, Class XA, 1.28%, 1/15/49 (b)		19,892	1,621,464
Series 2016-C31, Class XA, 1.47%, 10/15/26 (b)		51,913	5,000,763
Series 2016-C32, Class XA, 0.78%, 12/15/49 (b)		39,977	2,193,443
Morgan Stanley Capital I Trust:
Series 2016-BNK2, Class XA, 1.13%, 11/15/49 (b)		52,938	3,892,386
Series 2016-UBS9, Class XD, 1.55%, 3/15/49 (a)(b)		13,600	1,482,264
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.14%, 12/13/29 (a)(b)		121,745	820,561

See Notes to Financial Statements.

78	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class XA, 1.19%, 9/15/57 (b)	USD	40,184	$2,489,021
Series 2016-BNK1, Class XD, 1.27%, 8/15/49 (a)(b)		11,784	1,077,411
Series 2016-C33, Class XA, 1.81%, 3/15/59 (b)		36,845	4,090,710
Series 2016-LC25, Class XA, 1.10%, 12/15/59 (b)		70,352	4,773,948
WFRBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 0.83%, 6/15/46 (b)		40,470	1,529,626
Series 2013-C15, Class XA, 0.52%, 8/15/46 (b)		22,592	548,614
Series 2013-C17, Class XA, 1.52%, 12/15/46 (b)		50,168	2,808,262
Series 2013-UBS1, Class XA, 1.08%, 3/15/46 (b)		92,921	3,538,773
Series 2014-C20, Class XB, 0.57%, 5/15/47 (b)		57,079	2,214,734
Series 2014-LC14, Class XA, 1.38%, 3/15/47 (b)		63,720	3,885,523

			95,415,092
Total Non-Agency Mortgage-Backed Securities — 9.7%			1,380,879,753

Other Interests (n)		Beneficial Interest (000)
Independent Power and Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow (e)(j)		450	—
Total Other Interests — 0.0%			—

Participation Notes		Shares
Auto Components — 0.1%
UBS AG (Hangzhou Hikvision Digital Technology Co. Ltd., Class A), due 4/17/17 (e)		914,229	3,473,219
Beverages — 0.0%
Deutsche Bank AG (Kweichow Mountai Co. Ltd., Class A), due 5/22/26 (e)		69,120	3,207,022
Electronic Equipment, Instruments & Components — 0.0%
UBS AG (Weifu High-Technology Group Co. Ltd., Class A), due 12/22/17 (e)		964,843	3,416,895
Total Participation Notes — 0.1%			10,097,136

Preferred Securities
Capital Trusts
Banks — 4.5%
ABN AMRO Bank NV, 5.75% (b)(l)	EUR	2,800	3,109,637
Allied Irish Banks PLC, 7.38% (b)(l)		2,890	3,177,643
Australia & New Zealand Banking Group Ltd., 6.75% (a)(b)(l)	USD	10,696	11,348,467
Banco Bilbao Vizcaya Argentaria SA:
7.00% (b)(l)	EUR	2,400	2,474,227
8.88% (b)(l)		1,400	1,632,212
9.00% (b)(l)	USD	1,000	1,043,432

Preferred Securities		Par (000)	Value
Banks (continued)
Banco Popular Espanol SA:
8.25% (b)(l)	EUR	400	$392,551
11.50% (b)(l)		2,200	2,475,846
Banco Santander SA, 6.25% (b)(l)		5,700	5,853,325
Bank of America Corp.:
6.10% (b)(l)	USD	17,240	17,972,700
6.25% (b)(l)		27,410	28,616,040
6.30% (b)(l)		10,525	11,261,750
Bank of East Asia Ltd., 5.50% (b)(l)		2,303	2,228,581
Bank of Ireland, 7.38% (b)(l)	EUR	4,640	5,149,155
Barclays PLC:
7.88% (b)(l)	USD	45,721	46,978,327
8.25% (b)(l)		25,000	26,090,150
BBVA Bancomer SA, 6.01%, 5/17/22 (b)		6,730	6,713,175
BNP Paribas SA:
7.20% (b)(l)		2,000	2,167,500
7.63% (a)(b)(l)		17,392	18,261,600
Citigroup, Inc.:
5.80% (b)(l)		15,735	16,148,044
5.88% (b)(l)		18,265	18,835,781
5.95% (b)(l)		10,000	10,172,500
6.25% (b)(l)		16,325	17,243,281
Citizens Financial Group, Inc., 5.50% (b)(l)		5,500	5,517,875
Cooperatieve Rabobank UA:
5.50% (b)(l)	EUR	4,760	5,241,216
6.63% (b)(l)		3,800	4,395,534
Credit Agricole SA:
6.50% (b)(l)		7,020	7,957,036
7.88% (a)(b)(l)	USD	9,075	9,242,089
8.13% (a)(b)(l)		17,550	18,657,405
8.38% (a)(b)(l)		850	935,663
Danske Bank A/S:
5.75% (b)(l)	EUR	400	452,680
5.88% (b)(l)		4,100	4,691,531
DNB Bank ASA, 6.50% (b)(l)	USD	5,400	5,555,358
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)		650	752,375
Erste Group Bank AG, 8.88% (b)(l)	EUR	3,000	3,550,224
HSBC Holdings PLC, 6.88% (b)(l)	USD	8,600	9,133,475
Industrial & Commercial Bank of China Asia Ltd., 4.25% (b)(l)		2,250	2,174,319
Intesa Sanpaolo SpA:
7.00% (b)(l)	EUR	5,750	6,075,255
7.70% (a)(b)(l)	USD	3,267	2,981,137
7.75% (b)(l)	EUR	400	428,027
8.05% (b)(l)		100	115,023
JPMorgan Chase & Co.:
5.00% (b)(l)	USD	18,600	18,623,250
6.13% (b)(l)		9,200	9,485,660
JPMorgan Chase Capital XXIII, 1.91%, 5/15/77 (b)		61,963	52,823,457
KBC Groep NV, 5.63% (b)(l)	EUR	4,241	4,612,748
Lloyds Banking Group PLC, 6.66% (a)(b)(l)	USD	3,000	3,262,500
M&T Bank Corp., 5.13% (b)(l)		11,550	11,292,435
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)		3,000	3,071,214
Nordea Bank AB, 5.50% (a)(b)(l)		4,710	4,698,225
Royal Bank of Scotland Group PLC:
7.65% (b)(l)		500	577,875
8.00% (b)(l)		14,996	14,548,069
8.63% (b)(l)		48,614	50,193,955
Skandinaviska Enskilda Banken AB, 5.75% (b)(l)		6,800	6,792,180

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	79

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Preferred Securities		Par (000)	Value
Banks (continued)
Société Générale SA:
7.38% (a)(b)(l)	USD	29,415	$29,469,418
8.00% (a)(b)(l)		27,650	27,857,375
8.25% (b)(l)		3,120	3,240,900
8.88% (b)(l)	GBP	300	402,261
Standard Chartered PLC, 7.50% (a)(b)(l)	USD	21,805	21,881,317
Svenska Handelsbanken AB, 5.25% (b)(l)		2,500	2,471,855
Swedbank AB:
5.50% (b)(l)		5,000	5,001,500
6.00% (b)(l)		800	806,000
UniCredit SpA, 9.25% (b)(l)	EUR	4,500	5,222,147
Wells Fargo & Co., 5.90% (b)(l)	USD	17,019	17,498,936
Woori Bank, 4.50% (b)(l)		3,180	3,076,532

			644,111,955
Capital Markets — 1.6%
Bank of New York Mellon Corp.:
4.50% (b)(l)		15,003	13,729,395
4.63% (b)(l)		21,800	20,716,540
Credit Suisse Group AG:
6.25% (a)(b)(l)		40,849	40,287,326
7.50% (a)(b)(l)		11,290	11,943,239
Deutsche Bank AG, 7.50% (b)(l)		4,100	3,754,206
Goldman Sachs Capital I, 6.35%, 2/15/34		275	323,262
Goldman Sachs Group, Inc.:
5.30% (b)(l)		4,315	4,220,070
5.38% (b)(l)		25,320	25,902,360
Huarong Finance Co. Ltd., 4.50% (b)(l)		2,050	2,037,550
Huarong Finance II Co. Ltd., 2.88% (b)(l)		2,350	2,210,614
Morgan Stanley:
5.45% (b)(l)		4,550	4,618,250
5.55% (b)(l)		15,112	15,508,690
Northern Trust Corp., 4.60% (b)(l)		17,700	17,257,500
State Street Corp.:
5.25% (b)(l)		10,450	10,802,687
1.96%, 6/15/37 (b)		30,396	26,778,876
UBS Group AG:
5.75% (b)(l)	EUR	2,984	3,442,705
6.88% (b)(l)	USD	1,916	1,966,598
7.00% (b)(l)		14,196	14,959,035
7.13% (b)(l)		2,900	2,990,712

			223,449,615
Chemicals — 0.0%
LANXESS AG, 4.50%, 12/06/76 (b)	EUR	350	393,979
Solvay Finance SA, 5.12% (b)(l)		897	1,046,484

			1,440,463
Construction & Engineering — 0.0%
Chalieco Hong Kong Corp. Ltd., 5.70% (b)(l)	USD	1,459	1,494,833
CRCC Yupeng Ltd., 3.95% (b)(l)		1,000	1,021,688

			2,516,521
Consumer Finance — 0.0%
Capital One Financial Corp., 5.55% (b)(l)		1,198	1,221,816
Diversified Financial Services — 0.3%
AerCap Global Aviation Trust, 6.50%, 6/15/45 (a)(b)		26,825	27,629,750
HBOS Capital Funding LP, 6.85% (l)		1,930	1,957,503
ING Groep NV:
6.00% (b)(l)		1,500	1,473,750
6.50% (b)(l)		3,070	2,974,063
Origin Energy Finance Ltd.:
7.88%, 6/16/71 (b)	EUR	600	691,229

Preferred Securities		Par (000)	Value
Diversified Financial Services (continued)
4.00%, 9/16/74 (b)	EUR	540	$578,567
Voya Financial, Inc., 5.65%, 5/15/53 (b)	USD	500	502,500

			35,807,362
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV:
6.13% (b)(l)	EUR	563	650,901
7.00%, 3/28/73 (a)(b)	USD	200	215,750
Orange SA:
4.00% (b)(l)	EUR	1,017	1,156,647
5.75% (b)(l)	GBP	300	396,789

			2,420,087
Electric Utilities — 0.1%
AusNet Services Holdings Pty. Ltd, 5.75%, 3/17/76 (b)	USD	1,290	1,380,252
Enel SpA:
8.75%, 9/24/73 (a)(b)		800	912,000
6.50%, 1/10/74 (b)	EUR	1,016	1,180,405
5.00%, 1/15/75 (b)		600	685,011
7.75%, 9/10/75 (b)	GBP	195	269,393
Gas Natural Fenosa Finance BV, 4.13% (b)(l)	EUR	1,400	1,533,977
Southern Co., 5.50%, 3/15/57 (b)	USD	4,425	4,578,335

			10,539,373
Independent Power and Renewable Electricity Producers — 0.0%
SMC Global Power Holdings Corp., 7.50%, 11/07/19 (b)		240	254,194
Industrial Conglomerates — 0.1%
General Electric Co., 5.00% (b)(l)		15,296	15,907,840
Insurance — 0.7%
Allstate Corp.:
5.75%, 8/15/53 (b)		3,561	3,752,404
6.50%, 5/15/67 (b)		2,300	2,627,750
Assicurazioni Generali SpA, 6.42% (b)(l)	GBP	200	260,092
AXA SA, 6.38% (a)(b)(l)	USD	8,000	8,604,960
Chubb Corp., 6.38%, 4/15/67 (b)		430	419,465
Dai-ichi Life Insurance Co. Ltd., 4.00% (b)(l)		1,800	1,703,250
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		14,590	15,301,263
FWD Ltd., 6.25% (b)(l)		675	694,265
Genworth Holdings, Inc., 2.91%, 11/15/66 (b)		4,100	1,547,750
Liberty Mutual Group, Inc.:
7.00%, 3/07/67 (a)(b)		2,150	2,080,125
7.80%, 3/15/87 (a)		11,425	13,053,063
Nationwide Financial Services, Inc., 6.75%, 5/15/87		900	940,500
Principal Financial Group, Inc., 4.70%, 5/15/55 (b)		11,886	11,847,371
Prudential Financial, Inc., 5.38%, 5/15/45 (b)		750	772,500
XLIT Ltd.:
6.50% (b)(l)		34,960	29,453,800
4.45%, 3/31/25		750	749,422

			93,807,980
Media — 0.0%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25		500	516,250
NBCUniversal Enterprise, Inc., 5.25% (a)(l)		146	152,935

			669,185
Metals & Mining — 0.0%
BHP Billiton Finance Ltd., 4.75%, 4/22/76 (b)	EUR	900	1,059,967

See Notes to Financial Statements.

80	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Preferred Securities		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.6%
DCP Midstream Operating LP, 5.85%, 5/21/43 (a)(b)	USD	630	$565,425
Enbridge, Inc., 6.00%, 1/15/77 (b)		38,800	39,285,000
Enterprise Products Operating LLC, 4.59%, 8/01/66 (b)		20,731	20,214,798
Repsol International Finance BV, 4.50%, 3/25/75 (b)	EUR	1,225	1,274,524
TOTAL SA, 3.88% (b)(l)		906	1,029,418
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	USD	21,639	19,853,783

			82,222,948
Textiles, Apparel & Luxury Goods — 0.0%
Li & Fung Ltd., 5.25% (l)		835	743,591
Trading Companies & Distributors — 0.0%
Noble Group Ltd., 6.00% (b)(l)		2,950	1,858,500
Transportation Infrastructure — 0.0%
Royal Capital BV:
4.88% (b)(l)		508	488,691
5.50% (b)(l)		1,000	1,034,071

			1,522,762
Wireless Telecommunication Services — 0.0%
Telefonica Europe BV:
3.75% (b)(l)	EUR	300	318,184
4.20% (b)(l)		2,600	2,890,916
6.50% (b)(l)		500	577,665
6.75% (b)(l)	GBP	400	531,884

			4,318,649
Total Capital Trusts — 7.9%			1,123,872,808

Preferred Stocks		Shares
Banks — 0.1%
Deutsche Bank Contingent Capital Trust II, 6.55% (l)		140,000	3,441,200
KeyCorp, 6.13% (b)(l)		375,000	10,275,000
Santander Finance Preferred SAU, 4.00% (b)(l)		82,000	1,963,900

			15,680,100
Capital Markets — 0.3%
ALM XIX Ltd., 0.00%, 7/15/28 (a)(c)		2,800,000	2,996,000
Morgan Stanley, Series K, 5.85% (b)(l)		975,000	24,492,000
State Street Corp., 5.35% (b)(l)		355,660	9,058,660

			36,546,660
Electric Utilities — 0.1%
Entergy Arkansas, Inc., 4.90%, 12/01/52		102,000	2,392,920
Entergy Arkansas, Inc., 4.88%, 9/01/66		93,168	2,088,827
Entergy Louisiana LLC, 4.88%, 9/01/66		32,274	726,810
Entergy Mississippi, Inc., 4.90%, 10/01/66		94,932	2,129,325
Entergy Texas, Inc., 5.63%, 6/01/64		161,800	4,315,206

			11,653,088
Equity Real Estate Investment Trusts (REITs) — 0.1%
Firstar Realty LLC, 8.88% (a)(l)		5,000	6,125,000
Public Storage, 5.20% (f)(l)		60,000	1,443,600
Suntrust Real Estate Investment Corp., 9.00% (a)(l)		15	1,688,513

			9,257,113

Preferred Securities		Shares	Value
Insurance — 0.0%
Allstate Corp., 5.10%, 1/15/53 (b)		178,076	$4,686,960
Total Preferred Stocks — 0.6%			77,823,921

Trust Preferreds
Diversified Financial Services — 0.0%
GMAC Capital Trust I, 6.60%, 2/15/40 (b)		182,724	4,696,007
Total Preferred Securities — 8.5%			1,206,392,736

Taxable Municipal Bonds		Par (000)
Catholic Health Initiatives, 4.35%, 11/01/42	USD	310	273,569
City of Atlanta, Georgia Water & Wastewater RB, 6.00%, 11/01/26		1,105	1,245,236
City of San Francisco, California Public Utilities Commission Water RB, 5.00%, 11/01/19		745	820,975
Connecticut State Health & Educational Facility Authority RB, 1.00%, 7/01/33 (b)		1,250	1,240,013
County of Pender, North Carolina GO, 5.00%, 9/01/19		705	772,490
Dallas County Community College District GO, 5.00%, 2/15/19		315	339,302
Horry County School District, South Carolina GO, 5.00%, 3/01/19		595	642,582
Howard Hughes Medical Institute, 3.50%, 9/01/23		805	840,956
Illinois Finance Authority RB, 5.00%, 7/01/19		290	315,735
Massachusetts Institute of Technology, 4.68%, 7/01/14		340	345,604
New Jersey Transportation Trust Fund Authority RB, 5.00%, 6/15/19		1,655	1,752,380
Northwestern University, 3.69%, 12/01/38		400	398,918
Princeton University, 5.70%, 3/01/39		150	196,930
State of California GO:
5.50%, 4/01/19		3,000	3,278,430
5.00%, 8/01/19		2,825	3,088,968
State of Wisconsin GO, 5.00%, 5/01/19		730	792,013
Total Taxable Municipal Bonds — 0.1%			16,344,101

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.3%
Fannie Mae, Series 2016-76, Class ME, 3.00%, 1/25/46		5,949	6,074,795
Freddie Mac, Series 4390, Class CA, 3.50%, 6/15/50		1,360	1,412,666
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 5.41%, 10/25/28 (b)		3,295	3,555,802
Series 2016-DNA3, Class M3, 5.76%, 12/25/28 (b)		7,730	8,510,129
Series 2016-DNA4, Class M3, 4.56%, 3/25/29 (b)		17,855	18,412,188
Series 2017-DNA1, Class M2, 4.03%, 2/25/29 (b)		4,695	4,695,000
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		4,037	4,217,595

			46,878,175

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	81

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

U.S. Government Sponsored Agency Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac, Series KJ05, Class A2, 2.16%, 10/25/21	USD	1,316	$1,300,032
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2013-M5, Class X2, 2.30%, 1/25/22 (b)		3,092	217,560
Freddie Mac:
Series K49, Class X3, 1.55%, 10/25/43 (b)		4,700	476,249
Series K55, Class XI, 1.37%, 3/25/26 (b)		76,005	7,594,791
Series K714, Class X1, 0.70%, 10/25/20 (b)		57,369	1,214,873
Series KW01, Class XI, 0.98%, 1/25/26 (b)		5,478	365,617
Ginnie Mae, Series 2016-113, Class IO, 1.19%, 2/16/58 (b)		74,377	6,783,922

			16,653,012
Mortgage-Backed Securities — 0.6%
Fannie Mae Mortgage-Backed Securities:
4.50%, 4/01/24-11/01/26		1,185	1,244,956
4.00%, 5/01/27		1,931	2,021,299
2.50%, 12/01/27-8/01/31		29,199	29,375,681
3.00%, 9/01/28-8/01/31		22,328	22,938,587
Freddie Mac Mortgage-Backed Securities:
1.00%, 4/27/18		5,905	5,880,353
4.00%, 7/01/26		554	581,737

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (continued)
2.50%, 5/01/30	USD	3,323	$3,326,617
3.00%, 8/01/31		7,732	7,952,286
3.50%, 6/01/35		3,194	3,304,608
2.97%, 11/01/45 (b)		6,163	6,301,420

			82,927,544
Total U.S. Government Sponsored Agency Securities — 1.0%			147,758,763
Total Long-Term Investments (Cost — $13,432,100,271) — 96.9%			13,738,120,397

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (k)(o)		667,439,564	667,439,564
SL Liquidity Series, LLC, Money Market Series, 0.94% (k)(o)(p)		288,704,070	288,761,811
Total Short-Term Securities (Cost — $956,163,804) — 6.7%			956,201,375
Total Investments (Cost — $14,388,264,075) — 103.6%			14,694,321,772
Liabilities in Excess of Other Assets — (3.6)%			(515,641,671)

Net Assets — 100.0%			$14,178,680,101

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Zero-coupon bond.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Non-income producing security.

(f)	Security, or a portion of security, is on loan.

(g)	During the six months ended January 31, 2017, investments in issuers that are affiliated persons and/or related parties of the Fund, as applicable, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased	Shares Sold	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
Japan Senior Living Investment Corp.[1]	4,562	—	1,395	3,167	$4,078,308	$159,577	$(372,932)	$52,360

[1]	No longer an affiliated company as of report date.

(h)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held a restricted security with a current value of $8,213 and an original cost of $8,213 which was less than 0.05% of its net assets.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	Issuer filed for bankruptcy and/or is in default.

See Notes to Financial Statements.

82	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

(k)	During the six months ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Par Value Held at July 31, 2016	Shares/ Par Value Purchased		Shares/ Par Value Sold		Shares/ Par Value Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund, Institutional Class	882,296,920	—		882,296,920	[2]	—	—	$151,762		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	667,439,564	[3]	—		667,439,564	$667,439,564	767,884		$903	—
iShares iBoxx $ High Yield Corporate Bond ETF	3,099,963	3,187,299		2,608,194		3,679,068	321,329,799	9,403,847		(1,981,139)	$6,749,200
PNC Bank N.A.	$1,820,000	—		—		$1,820,000	1,828,601	20,619		—	(33,640)
PNC Financial Services Group, Inc.	$1,260,000	—		—		$1,260,000	1,322,416	18,857		—	(43,971)
SL Liquidity Series, LLC, Money Market Series	280,399,773	8,304,297	[3]	—		288,704,070	288,761,811	2,200,819	[4]	3,590	37,571
Total							$1,280,682,191	$12,563,788		$(1,976,646)	$6,709,160

[1]	Includes net capital gain distributions.

[2]	Represents net shares sold.

[3]	Represents net shares purchased.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(l)	Perpetual security with no stated maturity date.

(m)	Convertible security.

(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(o)	Current yield as of period end.

(p)	Security was purchased with the cash collateral from loaned securities.

•	For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(3,434)	Euro Currency	March 2017	USD	464,491,425	$(7,475,439)
2,065	Euro STOXX 50 Index	March 2017	USD	72,091,650	931,701
(38)	Euro-Bobl	March 2017	USD	5,453,360	27,361
(39)	Euro-Bund	March 2017	USD	6,825,789	45,627
(697)	JPY Currency	March 2017	USD	77,393,138	(1,364,796)
1,853	S&P 500 E-Mini Index	March 2017	USD	210,732,425	2,221,577
(5,751)	S&P 500 E-Mini Index	March 2017	USD	654,032,475	(6,321,928)
60	U.S. Treasury Bonds (30 Year)	March 2017	USD	9,050,625	(40,212)
(662)	U.S. Treasury Bonds (30 Year)	March 2017	USD	99,858,563	367,242
574	U.S. Treasury Notes (2 Year)	March 2017	USD	124,441,407	(4,675)
(39)	U.S. Treasury Notes (2 Year)	March 2017	USD	8,455,078	2,237
64	U.S. Treasury Notes (5 Year)	March 2017	USD	7,543,500	(904)
(1,199)	U.S. Treasury Notes (5 Year)	March 2017	USD	141,322,758	(314,769)
3,619	U.S. Treasury Notes (10 Year)	March 2017	USD	450,452,406	3,822,625
(730)	U.S. Treasury Notes (10 Year)	March 2017	USD	90,862,188	77,996
(554)	U.S. Ultra Treasury Bonds	March 2017	USD	89,020,875	665,804
(94)	U.S. Ultra Treasury Notes (10 Year)	March 2017	USD	12,610,688	6,993
Total					$(7,353,560)

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	83

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	344,371	EUR	331,000	UBS AG	2/03/17	$(12,982)
EUR	320,000	USD	339,757	Bank of America N.A.	2/16/17	5,873
EUR	370,000	USD	395,915	Morgan Stanley & Co. International PLC	2/16/17	3,719
EUR	290,000	USD	312,173	UBS AG	2/16/17	117
USD	149,476,895	EUR	140,520,000	Barclays Bank PLC	2/16/17	(2,297,807)
USD	103,108,422	EUR	96,930,000	Barclays Bank PLC	2/16/17	(1,585,016)
USD	342,950	EUR	320,000	Barclays Bank PLC	2/16/17	(2,679)
USD	245,873	EUR	230,000	Barclays Bank PLC	2/16/17	(2,548)
USD	278,647	EUR	260,000	Barclays Bank PLC	2/16/17	(2,177)
USD	276,135	EUR	260,000	Credit Suisse International	2/16/17	(4,689)
USD	256,312	EUR	240,000	Goldman Sachs International	2/16/17	(2,911)
USD	419,864	EUR	390,000	UBS AG	2/16/17	(1,373)
USD	24,273,377	GBP	19,920,000	JPMorgan Chase Bank N.A.	2/16/17	(792,533)
USD	172,268	GBP	140,000	UBS AG	2/16/17	(3,898)
USD	426,586	GBP	340,000	UBS AG	2/16/17	(1,245)
USD	356,292	EUR	331,000	Morgan Stanley & Co. International PLC	3/06/17	(389)
CNH	2,419,258	USD	350,925	HSBC Bank PLC	3/15/17	1,106
CNH	1,838,677	USD	259,867	Standard Chartered Bank	3/15/17	7,683
EUR	2,647,414	USD	2,822,472	Nomura International PLC	3/15/17	40,569
USD	19,832,852	CNH	138,304,389	Deutsche Bank AG	3/15/17	(292,104)
USD	2,741,481	EUR	2,533,437	JPMorgan Chase Bank N.A.	3/15/17	1,700
USD	2,566,192	ZAR	38,172,100	BNP Paribas S.A.	5/11/17	(215,921)
ZAR	38,172,100	USD	2,673,589	BNP Paribas S.A.	5/11/17	108,524
Total						$(5,048,981)

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Standard Chartered Bank PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	840	$(8,170)	$17,893	$(26,063)
Australia & New Zealand Banking Group Ltd.	1.00%	Barclays Bank PLC	12/20/20	USD	10,000	(213,115)	(21,192)	(191,923)
Total						$(221,285)	$(3,299)	$(217,986)

OTC Credit Default Swaps — Sell Protection
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating	Notional Amount (000)[1]		Value	Premiums Received	Unrealized Appreciation
UniCredit SpA	1.00%	Barclays Bank PLC	12/20/21	BBB-	EUR	170	$(6,187)	$(9,709)	$3,522
UniCredit SpA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	BBB-	EUR	100	(3,640)	(5,430)	1,790
Total							$(9,827)	$(15,139)	$5,312

[1]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Financial Statements.

84	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$3,153,278	—	$5,015,885	—	$8,169,163
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$169,291	—	—	169,291
Swaps — OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	$23,205	—	—	—	—	23,205
Total		—	$23,205	$3,153,278	$169,291	$5,015,885	—	$8,361,659

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$6,321,928	$8,840,235	$360,560	—	$15,522,723
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	5,218,272	—	—	5,218,272
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	$254,317	—	—	—	—	254,317
Total		—	$254,317	$6,321,928	$14,058,507	$360,560	—	$20,995,312

[1]

Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months end January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$(70,621,727)	$58,277,860	$(3,120,264)	—	$(15,464,131)
Forward foreign currency exchange contracts	—	—	—	18,622,396	—	—	18,622,396
Options purchased[1]	—	—	(16,771,889)	—	—	—	(16,771,889)
Swaps	—	$5,549,754	—	—	—	—	5,549,754

Total	—	$5,549,754	$(87,393,616)	$76,900,256	$(3,120,264)	—	$(8,063,870)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$36,294,357	$(41,404,461)	$15,687,500	—	$10,577,396
Forward foreign currency exchange contracts	—	—	—	(4,540,428)	—	—	(4,540,428)
Options purchased[2]	—	—	(1,004,352)	—	—	—	(1,004,352)
Swaps	—	$(4,997,999)	—	—	—	—	(4,997,999)

Total	—	$(4,997,999)	$35,290,005	$(45,944,889)	$15,687,500	—	$34,617

[1]	Options purchased are included in net realized gain (loss) from investments.

[2]	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$569,054,525
Average notional value of contracts — short	$1,394,037,414
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$319,007,643
Average amounts sold — in USD	$5,448,488
Options:
Average value of option contracts purchased	$5,535,062
Credit default swaps:
Average notional value — buy protection	$10,914,449
Average notional value — sell protection	$87,920,733

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	85

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$3,821,719	$7,181,858
Forward foreign currency exchange contracts	169,291	5,218,272
Swaps — OTC[1]	23,205	254,317

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$4,014,215	$12,654,447
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(3,821,719)	(7,181,858)

Total derivative assets and liabilities subject to an MNA	$192,496	$5,472,589

[1]	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A	$5,873	—	—	—	$5,873
Barclays Bank PLC	3,522	$(3,522)	—	—	—
BNP Paribas S.A	108,524	(108,524)	—	—	—
HSBC Bank PLC	1,106	—	—	—	1,106
JPMorgan Chase Bank N.A	3,490	(3,490)	—	—	—
Morgan Stanley & Co. International PLC	3,719	(389)	—	—	3,330
Morgan Stanley Capital Services LLC	17,893	(17,893)	—	—	—
Nomura International PLC	40,569	—	—	—	40,569
Standard Chartered Bank	7,683	—	—	—	7,683
UBS AG	117	(117)	—	—	—

Total	$192,496	$(133,935)	—	—	$58,561

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3,4]
Barclays Bank PLC	$4,113,051	$(3,522)	—	$(190,000)	$3,919,529
BNP Paribas S.A	215,921	(108,524)	—	—	107,397
Credit Suisse International	4,689	—	—	—	4,689
Deutsche Bank AG	292,104	—	—	—	292,104
Goldman Sachs International	2,911	—	—	—	2,911
JPMorgan Chase Bank N.A	797,963	(3,490)	—	—	794,473
Morgan Stanley & Co. International PLC	389	(389)	—	—	—
Morgan Stanley Capital Services LLC	26,063	(17,893)	—	—	8,170
UBS AG	19,498	(117)	—	—	19,381

Total	$5,472,589	$(133,935)	—	$(190,000)	$5,148,654

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Net amount represents the net amount payable due to the counterparty in the event of default.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

See Notes to Financial Statements.

86	BLACKROCK FUNDS II	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,723,398,705	$64,269,671	$1,787,668,376
Common Stocks[1]	$1,182,975,936	1,185,458,938	8,213	2,368,443,087
Corporate Bonds[1]	—	3,042,979,148	1,118,318	3,044,097,466
Equity-Linked Notes[1]	—	2,028,652,576	73,176,009	2,101,828,585
Floating Rate Loan Interests[1]	—	866,530,966	50,874,975	917,405,941
Foreign Agency Obligations	—	120,545,562	—	120,545,562
Foreign Government Obligations	—	206,287,540	—	206,287,540
Investment Companies	430,371,351	—	—	430,371,351
Non-Agency Mortgage-Backed Securities	—	1,281,027,280	99,852,473	1,380,879,753
Participation Notes	—	10,097,136	—	10,097,136
Preferred Securities[1]	71,710,415	1,129,997,808	4,684,513	1,206,392,736
Taxable Municipal Bonds	—	16,344,101	—	16,344,101
U.S. Government Sponsored Agency Securities	—	147,758,763	—	147,758,763
Short-Term Securities	667,439,564	—	—	667,439,564
Unfunded Floating Rate Loan Interests[2]	—	14,728	—	14,728

Subtotal	$2,352,497,266	$11,759,093,251	$293,984,172	$14,405,574,689

Investments Valued at NAV[3]				288,761,811

Total Investments				$14,694,336,500

Derivative Financial Instruments[4]
Assets:
Credit contracts	—	$5,312	—	$5,312
Equity contracts	$3,153,278	—	—	3,153,278
Foreign currency exchange contracts	—	169,291	—	169,291
Interest rate contracts	5,015,885	—	—	5,015,885
Liabilities:
Credit contracts	—	(217,986)	—	(217,986)
Equity contracts	(6,321,928)	—	—	(6,321,928)
Foreign currency exchange contracts	(8,840,235)	(5,218,272)	—	(14,058,507)
Interest rate contracts	(360,560)	—	—	(360,560)

Total	$(7,353,560)	$(5,261,655)	—	$(12,615,215)

[1]	See above Schedule of Investments for values in each industry.

[2]	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

[3]	As of January 31, 2017, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[4]	Derivative financial instruments are swaps, futures contracts and forwards foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	87

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

During the six months ended January 31, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Equity- Linked Notes	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Preferred Securities	Total
Assets:
Opening Balance, as of July 31, 2016	$210,376,148	$8,213	—	$15,493,102	$65,392,264	$110,622,439	$1,644,830	$403,536,996
Transfers into Level 3	1,883,400	—	$2,474,687	—	12,790,831	21,009,507	2,800,000	40,958,425
Transfers out of Level 3[1]	(148,516,234)	—	—	—	(27,453,839)	(6,612,928)	—	(182,583,001)
Other[2]	21,776,689	—	—	—	—	(21,776,689)	—	—
Accrued discounts/premiums	85,883	—	—	—	32,730	379,836	—	498,449
Net realized gain (loss)	481,975	—	6,934	90,000	(468,920)	571,083	—	681,072
Net change in unrealized appreciation (depreciation)[3,4]	451,608	—	(398,473)	1,723,526	744,821	(959,248)	239,683	1,801,917
Purchases	44,283,594	—	—	71,319,262	19,808,154	37,555,190	—	172,966,200
Sales	(66,553,392)	—	(964,830)	(15,449,881)	(19,971,066)	(40,936,717)	—	(143,875,886)

Closing Balance, as of January 31, 2017	$64,269,671	$8,213	$1,118,318	$73,176,009	$50,874,975	$99,852,473	$4,684,513	$293,984,172

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2017[4]	$508,351	—	$(398,473)	$1,856,746	$230,026	$(697,963)	$239,683	$1,738,370

[1]

As of July 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of January 31, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.

[3]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[4]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

88	BLACKROCK FUNDS II	JANUARY 31, 2017

Statements of Assets and Liabilities

January 31, 2017 (Unaudited)	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio

Assets
Investments at value — unaffiliated[1,2]	$211,868,297	$13,413,639,581
Investments at value — affiliated[3]	16,546,676	1,280,682,191
Cash	—	41,211,204
Cash pledged:
Collateral — OTC derivatives	—	190,000
Futures contracts	3,417,740	57,242,176
Foreign currency at value[4]	1,931,910	32,676,761
Receivables:
Investments sold	1,578,353	64,618,536
Securities lending income — affiliated	1,037	167,610
Capital shares sold	1,361,346	62,575,547
Dividends — affiliated	1,406	147,861
Dividends — unaffiliated	281,281	10,921,547
Interest — affiliated	—	27,195
Interest — unaffiliated	1,101,978	77,593,548
From the Manager	19,558	2,849,078
Principal paydowns	—	794,137
Variation margin on futures contracts	44,427	3,821,719
Swap premiums paid	1,438	17,893
Unrealized appreciation on:
Forward foreign currency exchange contracts	252	169,291
OTC swaps	—	5,312
Unfunded floating rate loan interests	—	14,728
Prepaid expenses	15,585	387,891

Total assets	238,171,284	15,049,753,806

Liabilities
Bank overdraft	229,006	—
Cash collateral on securities loaned at value	705,101	288,720,610
Payables:
Investments purchased	11,984,306	497,179,829
Capital shares redeemed	1,112,894	48,942,414
Deferred foreign capital gain tax	—	708,640
Income dividends	504,558	9,381,337
Investment advisory fees	80,696	5,745,164
Officer’s and Trustees’ fees	5,396	10,921
Other accrued expenses	230,259	3,792,977
Other affiliates	8,115	397,862
Service and distribution fees	24,946	3,539,504
Variation margin on futures contracts	521,901	7,181,858
Swap premiums received	754	36,331
Unrealized depreciation on:
Forward foreign currency exchange contracts	337	5,218,272
OTC swaps	5,624	217,986

Total liabilities	15,413,893	871,073,705

Net Assets	$222,757,391	$14,178,680,101

Net Assets Consist of

Paid-in capital	$231,676,336	$14,612,982,012
Distributions in excess of net investment income	(1,568,283)	(27,935,389)
Accumulated net realized loss	(10,780,970)	(699,316,489)
Net unrealized appreciation (depreciation)	3,430,308	292,949,967

Net Assets	$222,757,391	$14,178,680,101

[1] Investments at cost — unaffiliated	$208,394,335	$13,123,599,538
[2] Securities loaned at value	$683,179	$281,731,300
[3] Investments at cost — affiliated	$16,444,977	$1,264,664,537
[4] Foreign currency at cost	$1,900,249	$32,186,622

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	89

Statements of Assets and Liabilities (concluded)

January 31, 2017 (Unaudited)	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio

Net Asset Value
Institutional
Net assets	$164,624,796	$6,655,658,481

Shares outstanding[1]	17,443,012	618,283,682

Net asset value	$9.44	$10.76

Investor A
Net assets	$36,669,650	$4,400,917,744

Shares outstanding[1]	3,883,751	409,277,137

Net asset value	$9.44	$10.75

Investor C
Net assets	$21,197,339	$3,122,103,876

Shares outstanding[1]	2,247,558	290,705,569

Net asset value	$9.43	$10.74

Class K
Net assets	$265,606	—

Shares outstanding[1]	28,130	—

Net asset value	$9.44	—

[1]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

90	BLACKROCK FUNDS II	JANUARY 31, 2017

Statements of Operations

Six Months Ended January 31, 2017 (Unaudited)	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio

Investment Income
Interest — unaffiliated	$6,720,146	$305,432,036
Interest — affiliated	—	39,476
Dividends — unaffiliated	743,815	33,836,492
Dividends — affiliated	314,018	10,483,070
Securities lending — affiliated — net	19,386	2,200,819
Foreign taxes withheld	(23,075)	(1,418,789)

Total investment income	7,774,290	350,573,104

Expenses
Investment advisory	977,518	35,518,093
Service and distribution — class specific	166,339	21,574,783
Professional	90,281	135,698
Transfer agent — class specific	86,813	5,321,510
Registration	72,538	351,474
Offering	31,264	—
Administration	48,876	2,336,510
Printing	28,015	125,484
Accounting services	31,519	881,297
Administration — class specific	23,024	1,384,575
Custodian	23,932	402,994
Officer and Trustees	11,693	112,033
Miscellaneous	35,314	276,493
Recoupment of past waived fees — class specific	1,104	—

Total expenses	1,628,230	68,420,944
Less:
Administration fees waived — class specific	(20,874)	(1,384,575)
Transfer agent fees waived — class specific	(414)	(46,006)
Transfer agent fees reimbursed — class specific	(31,174)	(5,178,307)
Fees waived by the Manager	(440,737)	(2,142,201)

Total expenses after fees waived and/or reimbursed	1,135,031	59,669,855

Net investment income	6,639,259	290,903,249

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	1,770,297	54,821,542
Investments — affiliated	464,955	(2,350,481)
Capital gain distributions from investment companies — affiliated	19	903
Futures contracts	1,389,212	(15,464,131)
Swaps	449,256	5,549,754
Forward foreign currency exchange contracts	16,491	18,622,396
Foreign currency transactions	5	(1,362,266)

	4,090,235	59,817,717

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	1,032,778	(20,072,522)[1]
Investments — affiliated	(486,789)	6,761,520
Futures contracts	(954,818)	10,577,396
Swaps	(29,106)	(4,997,999)
Unfunded floating rate loan interests	—	14,728
Forward foreign currency exchange contracts	3,386	(4,540,428)
Foreign currency translations	8,541	(204,035)

	(426,008)	(12,461,340)

Net realized and unrealized gain	3,664,227	47,356,377

Net Increase in Net Assets Resulting from Operations	$10,303,486	$338,259,626

[1]	Net of $(25,659) foreign capital gain tax.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	91

Statements of Changes in Net Assets

	BlackRock Dynamic High Income Portfolio		BlackRock Multi-Asset Income Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Operations
Net investment income	$6,639,259	$13,537,610	$290,903,249	$561,950,156
Net realized gain (loss)	4,090,235	(13,490,830)	59,817,717	(531,617,462)
Net change in unrealized appreciation (depreciation)	(426,008)	6,117,107	(12,461,340)	258,010,287

Net increase in net assets resulting from operations	10,303,486	6,163,887	338,259,626	288,342,981

Distributions to Shareholders[1]
From net investment income:
Institutional	(5,417,640)	(10,559,475)	(157,620,502)	(275,891,459)
Investor A	(1,245,574)	(2,150,125)	(103,173,838)	(183,764,485)
Investor C	(637,405)	(1,378,893)	(64,606,736)	(127,880,886)
Class K	(8,263)	(4,953)	—	—

Decrease in net assets resulting from distributions to shareholders	(7,308,882)	(14,093,446)	(325,401,076)	(587,536,830)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(10,500,212)	75,672,321	783,134,231	1,588,090,996

Net Assets
Total increase (decrease) in net assets	(7,505,608)	67,742,762	795,992,781	1,288,897,147
Beginning of period	230,262,999	162,520,237	13,382,687,320	12,093,790,173

End of period	$222,757,391	$230,262,999	$14,178,680,101	$13,382,687,320

Undistributed (distributions in excess of) net investment income, end of period	$(1,568,283)	$(898,660)	$(27,935,389)	$6,562,438

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

92	BLACKROCK FUNDS II	JANUARY 31, 2017

Financial Highlights	BlackRock Dynamic High Income Portfolio

	Institutional			Investor A
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Period November 3, 2014[1] to July 31, 2015	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Period November 3, 2014[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.31	$9.92	$10.00	$9.31	$9.92	$10.00

Net investment income[2]	0.28	0.60	0.49	0.27	0.58	0.50
Net realized and unrealized gain (loss)	0.16	(0.58)	(0.13)	0.16	(0.59)	(0.16)

Net increase (decrease) from investment operations	0.44	0.02	0.36	0.43	(0.01)	0.34

Distributions from net investment income[3]	(0.31)	(0.63)	(0.44)	(0.30)	(0.60)	(0.42)

Net asset value, end of period	$9.44	$9.31	$9.92	$9.44	$9.31	$9.92

Total Return[4]
Based on net asset value	4.75%[5]	0.51%	3.67%[5]	4.62%[5]	0.26%	3.48%[5]

Ratios to Average Net Assets
Total expenses[6]	1.28%[7,8]	1.33%	1.88%[8,9]	1.50%[7,8]	1.57%	1.63%[8,9]

Total expenses after fees waived and/or reimbursed[6]	0.84%[8]	1.05%	1.04%[8]	1.10%[8]	1.30%	1.27%[8]

Net investment income[6]	5.91%[8]	6.61%	6.52%[8]	5.68%[8]	6.35%	6.64%[8]

Supplemental Data
Net assets, end of period (000)	$164,625	$163,634	$127,434	$36,670	$41,642	$19,260

Portfolio turnover rate[10]	61%	112%	43%	61%	112%	43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Period November 3, 2014[1] to July 31, 2015
Investments in underlying funds	0.08%	0.14%	0.18%

[7]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the Institutional Shares for the six months ended January 31, 2017, the ratio would have been 1.27%. There was no financial impact to the Investor A Shares expense ratio for the six months ended January 31, 2017.

[8]	Annualized.

[9]

Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A Shares would have been 1.98% and 1.63%, respectively.

[10]	Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Period November 3, 2014[1] to July 31, 2015
Portfolio turnover rate (including equity-linked notes)	116%	221%	153%

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	93

Financial Highlights (concluded)	BlackRock Dynamic High Income Portfolio

	Investor C			Class K
	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Period November 3, 2014[1] to July 31, 2015	Six Months Ended January 31, 2017 (Unaudited)	Period March 28, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$9.30	$9.91	$10.00	$9.31	$8.87

Net investment income[2]	0.23	0.51	0.44	0.28	0.22
Net realized and unrealized gain (loss)	0.16	(0.59)	(0.16)	0.16	0.44

Net increase (decrease) from investment operations	0.39	(0.08)	0.28	0.44	0.66

Distributions from net investment income[3]	(0.26)	(0.53)	(0.37)	(0.31)	(0.22)

Net asset value, end of period	$9.43	$9.30	$9.91	$9.44	$9.31

Total Return[4]
Based on net asset value	4.23%[5]	(0.50)%	2.84%[5]	4.78%[5]	7.47%[5]

Ratios to Average Net Assets
Total expenses[6]	2.29%[7,8]	2.32%	2.35%[8,9]	1.20%[7,8]	1.38%[8]

Total expenses after fees waived and/or reimbursed[6]	1.85%[8]	2.05%	1.98%[8]	0.79%[8]	1.00%[8]

Net investment income[6]	4.92%[8]	5.58%	5.76%[8]	5.94%[8]	7.19%[8]

Supplemental Data
Net assets, end of period (000)	$21,197	$24,767	$15,826	$266	$221

Portfolio turnover rate[10]	61%	112%	43%	61%	112%[11]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Period November 3 2014[1] to July 31, 2015
Investments in underlying funds	0.08%	0.14%	0.18%

[7]	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

[8]	Annualized.

[9]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor C Shares would have been 2.35%.

[10]	Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Period November 3, 2014[1] to July 31, 2015
Portfolio turnover rate (including equity-linked notes)	116%	221%	153%

[11]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

94	BLACKROCK FUNDS II	JANUARY 31, 2017

Financial Highlights	BlackRock Multi-Asset Income Portfolio

	Institutional
	Six Months Ended January 31, 2017	Year Ended July 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.76	$11.05	$11.45	$11.03	$10.54	$10.13

Net investment income[1]	0.24	0.52	0.58	0.61	0.54	0.53
Net realized and unrealized gain (loss)	0.03	(0.26)	(0.36)	0.42	0.48	0.28

Net increase from investment operations	0.27	0.26	0.22	1.03	1.02	0.81

Distributions:[2]
From net investment income	(0.27)	(0.55)	(0.58)	(0.59)	(0.52)	(0.40)
From net realized gain	—	—	(0.04)	(0.02)	(0.01)	—

Total distributions	(0.27)	(0.55)	(0.62)	(0.61)	(0.53)	(0.40)

Net asset value, end of period	$10.76	$10.76	$11.05	$11.45	$11.03	$10.54

Total Return[3]
Based on net asset value	2.55%[4]	2.49%	1.94%	9.52%	9.82%	8.22%

Ratios to Average Net Assets
Total expenses[5]	0.67%[6]	0.69%	0.68%	0.70%	0.77%	0.85%

Total expenses after fees waived and/or reimbursed[5]	0.55%[6]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income[5]	4.51%[6]	4.92%	5.10%	5.37%	4.86%	5.10%

Supplemental Data
Net assets, end of period (000)	$6,655,658	$5,902,428	$5,405,267	$3,776,801	$1,624,573	$204,777

Portfolio turnover rate[7]	41%	82%	60%	74%	113%	97%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017	Year Ended July 31,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.03%	0.04%	0.04%	0.04%	0.04%	0.18%
[6] Annualized. [7] Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
	Six Months Ended January 31, 2017	Year Ended July 31,
	(Unaudited)	2016	2015	2014	2013	2012
Portfolio turnover rate (including equity-linked notes)	71%	142%	151%	146%	123%	94%

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	95

Financial Highlights (continued)	BlackRock Multi-Asset Income Portfolio

	Investor A
	Six Months Ended January 31, 2017	Year Ended July 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.75	$11.04	$11.44	$11.01	$10.53	$10.13

Net investment income[1]	0.23	0.50	0.55	0.58	0.51	0.50
Net realized and unrealized gain (loss)	0.03	(0.27)	(0.36)	0.43	0.47	0.28

Net increase from investment operations	0.26	0.23	0.19	1.01	0.98	0.78

Distributions:[2]
From net investment income	(0.26)	(0.52)	(0.55)	(0.56)	(0.49)	(0.38)
From net realized gain	—	—	(0.04)	(0.02)	(0.01)	—

Total distributions	(0.26)	(0.52)	(0.59)	(0.58)	(0.50)	(0.38)

Net asset value, end of period	$10.75	$10.75	$11.04	$11.44	$11.01	$10.53

Total Return[3]
Based on net asset value	2.42%[4]	2.24%	1.68%	9.35%	9.45%	7.89%

Ratios to Average Net Assets
Total expenses[5]	0.92%[6]	0.93%	0.94%	0.95%	1.02%	1.12%

Total expenses after fees waived and/or reimbursed[5]	0.80%[6]	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income[5]	4.26%[6]	4.67%	4.85%	5.10%	4.59%	4.73%

Supplemental Data
Net assets, period of period (000)	$4,400,918	$4,231,260	$3,587,415	$2,515,567	$1,375,765	$191,738

Portfolio turnover rate[7]	41%	82%	60%	74%	113%	97%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017	Year Ended July 31,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.03%	0.04%	0.04%	0.04%	0.04%	0.18%
[6] Annualized. [7] Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
	Six Months Ended January 31, 2017	Year Ended July 31,
	(Unaudited)	2016	2015	2014	2013	2012
Portfolio turnover rate (including equity-linked notes)	71%	142%	151%	146%	123%	94%

See Notes to Financial Statements.

96	BLACKROCK FUNDS II	JANUARY 31, 2017

Financial Highlights (concluded)	BlackRock Multi-Asset Income Portfolio

	Investor C
	Six Months Ended January 31, 2017	Year Ended July 31,
	(Unaudited)	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$10.73	$11.03	$11.43	$11.00	$10.52	$10.13

Net investment income[1]	0.19	0.41	0.46	0.49	0.42	0.42
Net realized and unrealized gain (loss)	0.04	(0.27)	(0.36)	0.43	0.48	0.28

Net increase from investment operations	0.23	0.14	0.10	0.92	0.90	0.70

Distributions:[2]
From net investment income	(0.22)	(0.44)	(0.46)	(0.47)	(0.41)	(0.31)
From net realized gain	—	—	(0.04)	(0.02)	(0.01)	—

Total distributions	(0.22)	(0.44)	(0.50)	(0.49)	(0.42)	(0.31)

Net asset value, end of period	$10.74	$10.73	$11.03	$11.43	$11.00	$10.52

Total Return[3]
Based on net asset value	2.14%[4]	1.38%	0.92%	8.54%	8.62%	7.10%

Ratios to Average Net Assets
Total expenses[5]	1.68%[6]	1.69%	1.69%	1.71%	1.76%	1.85%[7]

Total expenses after fees waived and/or reimbursed[5]	1.55%[6]	1.55%	1.55%	1.55%	1.55%	1.55%

Net investment income[5]	3.52%[6]	3.92%	4.09%	4.34%	3.83%	3.99%

Supplemental Data
Net assets, end of period (000)	$3,122,104	$3,248,999	$3,101,108	$2,277,937	$1,213,960	$183,741

Portfolio turnover rate[8]	41%	82%	60%	74%	113%	97%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2017	Year Ended July 31,
	(Unaudited)	2016	2015	2014	2013	2012
Investments in underlying funds	0.03%	0.04%	0.04%	0.04%	0.04%	0.18%

[6]    Annualized.

[7]    Includes recoupment of past waived fees. Excluding recoupment of past waived fees for the year ended July 31, 2012, the ratio would have been 1.84%.

[8]    Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended January 31, 2017	Year Ended July 31,
	(Unaudited)	2016	2015	2014	2013	2012
Portfolio turnover rate (including equity-linked notes)	71%	142%	151%	146%	123%	94%

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2017	97

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Dynamic High Income Portfolio	Dynamic High Income	Non-diversified
BlackRock Multi-Asset Income Portfolio	Multi-Asset Income	Non-diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None

1 Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. Multi-Asset Income has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

98	BLACKROCK FUNDS II	JANUARY 31, 2017

Notes to Financial Statements (continued)

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standards: In April 2015, the Financial Accounting Standards Board issued “Disclosures for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share” which eliminates the requirement to categorize investments within the fair value hierarchy when fair value is based on the NAV per share and no quoted market value is available. As of January 31, 2017, certain investments of the Funds were valued using NAV per share as no quoted market value was available and therefore have been excluded from the fair value hierarchy.

In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Funds’ presentation in the Statements of Cash Flows.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Funds may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be

BLACKROCK FUNDS II	JANUARY 31, 2017	99

Notes to Financial Statements (continued)

reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	Participation notes are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services.

•

Equity-Linked Notes are valued utilizing quotes received daily by the Funds’ pricing service or through brokers. The Funds’ pricing service utilizes models that incorporate a number of market data factors, such as historical and forecasted discrete dividend information and historical values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

100	BLACKROCK FUNDS II	JANUARY 31, 2017

Notes to Financial Statements (continued)

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach	(i	)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii	)	recapitalizations and other transactions across the capital structure; and
	(iii	)	market multiples of comparable issuers.

Income approach	(i	)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit and/or market risks;
	(ii	)	quoted prices for similar investments or assets in active markets; and
	(iii	)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach	(i	)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii	)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii	)	relevant news and other public sources; and
	(iv	)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

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4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Fund may subsequently have to reinvest the proceeds at lower interest rates. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise

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and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds, are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Participation Notes: Participation notes (“P-Notes”) are promissory notes issued by banks or broker-dealers that are designed to offer a return measured by the change in the value of the underlying security or basket of securities (the “underlying security”) while not holding the actual shares of the underlying security. These investments are typically used to gain exposure to securities traded in foreign markets that may be restricted due to country-specific regulations. When the P-Note matures, the issuer will pay or receive the difference between the value of the underlying security at the time of the purchase and the underlying security’s value at maturity of the P-Notes. Income received on P-Notes is recorded by a Fund as dividend income in the Statements of Operations. An investment in a P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. The holder of a P-Note must rely on the creditworthiness of the issuer for its investment returns on the P-Notes and has no rights against the issuer of the underlying security. A P-Note may be more volatile and less liquid than other investments held by a Fund since the P-Note generally is dependent on the liquidity in the local trading market for the underlying security.

Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-linked note, a Fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a Fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A Fund must rely on the creditworthiness of the issuer for its investment returns.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result to proceeds from the sale to not be readily available for a Fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are

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Notes to Financial Statements (continued)

periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a Fund to the extent that it invests in floating rate loan interest. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a Fund’s investment policies.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a Fund having a direct contractual relationship with the borrower, and a Fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, certain Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, Dynamic High Income had no unfunded floating rate loan interests. As of period end, Multi-Asset Income had the following unfunded floating rate loan interests:

Borrower	Par	Commitment Amount	Value	Unrealized Appreciation
Allied Universal Holdco LLC (FKA USAGM Holdco LLC)	$328,939	$325,842	$330,995	$5,153
Oberthur Technologies Holding SAS (FKA OT Frenchco 1 SAS)	$590,592	$587,661	$597,236	$9,575

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the

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defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Dynamic High Income
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Citigroup Global Markets, Inc.	$363,115	$(363,115)	—
Deutsche Bank Securities, Inc.	320,064	(320,064)	—
Total	$683,179	$(683,179)	—

Multi-Asset Income
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital Inc.	$120,559,000	$(120,559,000)	—
Citigroup Global Markets, Inc.	38,545,238	(38,545,238)	—
Credit Suisse Securities (USA) LLC	98,694	(98,694)	—
Deutsche Bank Securities, Inc.	2,399,150	(2,399,150)	—
Goldman Sachs & Co.	9,973,082	(9,973,082)	—
JP Morgan Securities LLC	50,560,297	(50,560,297)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	117,810	(117,810)	—
Morgan Stanley & Co. LLC	43,670,000	(43,670,000)	—
National Financial Services LLC	14,645,813	(14,645,813)	—
SG Americas Securities LLC	1,162,216	(1,162,216)	—
Total	$281,731,300	$(281,731,300)	—

[1]

Cash collateral with a value of $705,101 and $288,720,610 has been received in connection with securities lending agreements for Dynamic High Income and Multi-Asset Income, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Certain Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

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Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Certain Funds enter into forward foreign currency exchange contracts to gain or reduce exposure, to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Certain Funds enter into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the

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contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

•

Credit default swaps — Certain Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Certain Funds enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. When the Funds enter into an ISDA Master Agreement and an MRA and/or MSLA with the same counterparty, the agreements may contain a set-off provision allowing the Funds to offset a net amount payable with amounts due to the Funds upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Funds from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Funds by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain

BLACKROCK FUNDS II	JANUARY 31, 2017	107

Notes to Financial Statements (continued)

minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that is attributable to Multi-Asset Income’s direct investments in fixed income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed income mutual funds, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.600%
$1 Billion - $2 Billion	0.550%
$2 Billion - $3 Billion	0.525%
Greater than $3 Billion	0.500%

Dynamic High Income pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Dynamic High Income’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.85%
$1 Billion - $3 Billion	0.80%
$3 Billion - $5 Billion	0.77%
$5 Billion - $10 Billion	0.74%
Greater than $10 Billion	0.72%

With respect to the Funds, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), BlackRock Asset Management North Asia Limited (“BNA”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL, BNA and BSL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

108	BLACKROCK FUNDS II	JANUARY 31, 2017

Notes to Financial Statements (continued)

For the six months ended January 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Investor C	Total
Dynamic High Income	$50,101	$116,238	$166,339
Multi-Asset Income	$5,419,832	$16,154,951	$21,574,783

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended January 31, 2017, the Funds paid the following to the Manager in return for these services, which are shown as administration — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Class K	Total
Dynamic High Income	$16,666	$4,008	$2,325	$25	$23,024
Multi-Asset Income	$627,889	$433,587	$323,099	—	$1,384,575

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2017, Multi-Asset Income paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor C	Total
Multi-Asset Income	$7,841	$44	$7,885

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended January 31, 2017, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Total
Dynamic High Income	$320	$135	$76	$531
Multi-Asset Income	$7,791	$19,692	$18,523	$46,006

For the six months ended January 31, 2017, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Class K	Total
Dynamic High Income	$67,160	$9,079	$10,564	$10	$86,813
Multi-Asset Income	$2,349,127	$1,615,464	$1,356,919	—	$5,321,510

Other Fees: For the six months ended January 31, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Dynamic High Income	$4,462
Multi-Asset Income	$267,983

BLACKROCK FUNDS II	JANUARY 31, 2017	109

Notes to Financial Statements (continued)

For the six months ended January 31, 2017, affiliates received CDSCs as follows:

	Investor A	Investor C
Dynamic High Income	$9,552	$3,364
Multi-Asset Income	$415,756	$272,261

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C	Class K
Dynamic High Income	0.75%	1.00%	1.75%	0.70%
Multi-Asset Income	0.55%	0.80%	1.55%	N/A

Prior to September 26, 2016, the expense limitations as a percentage of average daily net assets were as follows:

	Institutional	Investor A	Investor C	Class K
Dynamic High Income	1.05%	1.30%	2.05%	1.00%

The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to December 1, 2017 for Multi-Asset Income and December 1, 2018 for Dynamic High Income unless approved by the Board, including a majority of the Independent Trustees who are not “interest persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived by the Manager in the Statements of Operations. For the six months ended January 31, 2017, the amounts waived were as follows:

Dynamic High Income	$390,668
Multi-Asset Income	$1,183,754

In addition, for Multi-Asset Income, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows: 1.55% for Institutional, 1.80% for Investor A and 2.55% for Investor C. This agreement will automatically renew on December 1 of each year for an additional year until December 1, 2026, unless terminated earlier by the Board, including a majority of the Independent Trustees.

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as administration fees waived — class specific, transfer agent fees waived — class specific and transfer agent fees reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended January 31, 2017, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Investor C	Class K	Total
Dynamic High Income	$16,119	$2,465	$2,266	$24	$20,874
Multi-Asset Income	$627,889	$433,587	$323,099	—	$1,384,575

Transfer Agent Fees Waived	Institutional	Investor A	Investor C	Total
Dynamic High Income	$306	$35	$73	$414
Multi-Asset Income	$7,791	$19,692	$18,523	$46,006

Transfer Agent Fees Reimbursed	Institutional	Investor A	Investor C	Investor K	Total
Dynamic High Income	$25,525	$956	$4,683	$10	$31,174
Multi-Asset Income	$2,289,728	$1,551,918	$1,336,661	—	$5,178,307

With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the six months ended January 31, 2017, the amounts waived were as follows:

Dynamic High Income	$2,714
Multi-Asset Income	$225,970

110	BLACKROCK FUNDS II	JANUARY 31, 2017

Notes to Financial Statements (continued)

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of Multi-Asset Income Fund’s assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. Effective November 28, 2016, the waiver became contractual through November 30, 2017.

The Manager has contractually agreed to waive its advisory fee with respect to any portion of Dynamic High Income’s assets invested in affiliated equity and fixed-income mutual funds and effective September 1, 2016, voluntarily agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated exchange-traded funds that have a contractual management fee. Effective November 28, 2016, the waiver became contractual through November 30, 2017.

These contractual agreements may be terminated with respect to each Fund upon 90 days’ notice by a majority of Independent Trustees or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived by the Manager in the Statements of Operations. For the six months ended January 31, 2017, the amounts waived were as follows:

Dynamic High Income	$47,355
Multi-Asset Income	$732,477

With respect to the contractual expense caps, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	Each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the six months ended January 31, 2017, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Institutional	Investor A	Investor C	Class K	Total
Dynamic High Income	$984	$28	$89	$3	$1,104

On January 31, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expires July 31,
	2017	2018	2019
Dynamic High Income
Fund Level	$271,505	$362,887	$390,668
Institutional	$13,725	$112,860	$41,950
Investor A	$315	$20,276	$3,456
Investor C	$557	$18,431	$7,022
Class K	—	$11	$34
Multi-Asset Income
Fund Level	$4,837,790	$4,351,693	$1,183,754
Institutional	$4,072,588	$5,313,893	$2,925,408
Investor A	$2,729,747	$3,544,401	$2,005,197
Investor C	$2,385,586	$3,153,724	$1,678,283

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan

BLACKROCK FUNDS II	JANUARY 31, 2017	111

Notes to Financial Statements (continued)

(the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, Dynamic High Income retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses. Pursuant to a securities lending agreement, Multi-Asset Income retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, Dynamic High Income, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, Multi-Asset Income, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended January 31, 2017, each Fund paid BIM the following amounts for securities lending agent services:

Dynamic High Income	$3,651
Multi-Asset Income	$400,701

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Dynamic High Income is currently permitted to borrow and lend and Multi-Asset Income is currently permitted to borrow under the Interfund Lending Program.

A Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the Fund’s investment restrictions). If a Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended January 31, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Realized Gain
Dynamic High Income	—	$3,690,095	$229,118
Multi-Asset Income	$24,944	$7,246,564	$277,678

112	BLACKROCK FUNDS II	JANUARY 31, 2017

Notes to Financial Statements (continued)

7. Purchases and Sales:

For the six months ended January 31, 2017, purchases and sales of investments, excluding short-term securities and equity-linked notes, were as follows:

Purchases	Dynamic High Income	Multi-Asset Income
Non-U.S. Government Securities	$98,592,314	$5,289,554,791
U.S. Government Securities	—	240,804,856

Total Purchases	$98,592,314	$5,530,359,647

Sales	Dynamic High Income	Multi-Asset Income
Non-U.S. Government Securities (includes paydowns)	$100,169,338	$4,373,365,137
U.S. Government Securities	—	243,905,977

Total Sales	$100,169,338	$4,617,271,114

For the six months ended January 31, 2017, purchases and sales related to equity-linked notes were as follows:

	Dynamic High Income	Multi-Asset Income
Purchases	$158,020,147	$5,028,418,846
Sales	$165,566,290	$4,696,210,112

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Multi-Asset Income’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2016. The statute of limitations on Dynamic High Income’s U.S. federal tax returns generally remains open for one year ended July 31, 2016 and the period ended July 31, 2015. The statutes of limitations on Multi-Asset Income’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2016, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

	Dynamic High Income	Multi-Asset Income
No expiration date	$14,011,615	$733,108,007

As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Dynamic High Income	Multi-Asset Income
Tax cost	$225,665,381	$14,422,300,689

Gross unrealized appreciation	$5,460,984	$438,578,210
Gross unrealized depreciation	(2,711,392)	(166,557,127)

Net unrealized appreciation	$2,749,592	$272,021,083

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of

BLACKROCK FUNDS II	JANUARY 31, 2017	113

Notes to Financial Statements (continued)

Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2017, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent the Funds deposit collateral with its counterparty to a written option.

With exchange-traded options purchased, futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the

114	BLACKROCK FUNDS II	JANUARY 31, 2017

Notes to Financial Statements (continued)

risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2017		Year Ended July 31, 2016
Dynamic High Income	Shares	Value	Shares	Value
Institutional
Shares sold	5,417,813	$50,365,310	15,663,520	$142,533,257
Shares issued in reinvestment of distributions	356,625	3,315,001	592,747	5,393,629
Shares redeemed	(5,914,783)	(55,029,405)	(11,517,281)	(105,649,040)

Net increase (decrease)	(140,345)	$(1,349,094)	4,738,986	$42,277,846

Investor A
Shares sold	653,419	$6,064,775	3,239,745	$29,422,295
Shares issued in reinvestment of distributions	105,189	977,381	189,188	1,721,663
Shares redeemed	(1,347,617)	(12,410,475)	(896,769)	(8,106,149)

Net increase (decrease)	(589,009)	$(5,368,319)	2,532,164	$23,037,809

Investor C
Shares sold	468,363	$4,349,301	2,115,673	$19,522,262
Shares issued in reinvestment of distributions	54,201	503,242	116,480	1,058,885
Shares redeemed	(938,050)	(8,676,611)	(1,165,420)	(10,434,822)

Net increase (decrease)	(415,486)	$(3,824,068)	1,066,733	$10,146,325

			Period March 28, 2016[1] to July 31, 2016
Class K
Shares sold	4,300	$39,903	23,675	$210,268
Shares issued in reinvestment of distributions	147	1,366	8	73

Net increase	4,447	$41,269	23,683	$210,341

Total Net Increase (Decrease)	(1,140,393)	$(10,500,212)	8,361,566	$75,672,321

[1]	Commencement of operations.

BLACKROCK FUNDS II	JANUARY 31, 2017	115

Notes to Financial Statements (concluded)

	Six Months Ended January 31, 2017		Year Ended July 31, 2016
Multi-Asset Income	Shares	Value	Shares	Value
Institutional
Shares sold	158,746,007	$1,698,968,793	253,610,460	$2,671,205,058
Shares issued in reinvestment of distributions	12,928,984	138,307,327	22,361,591	236,018,727
Shares redeemed	(102,094,168)	(1,092,459,735)	(216,319,495)	(2,274,163,490)

Net increase	69,580,823	$744,816,385	59,652,556	$633,060,295

Investor A
Shares sold	75,752,790	$810,240,590	176,822,852	$1,861,948,611
Shares issued in reinvestment of distributions	9,184,031	98,147,658	16,483,275	173,769,970
Shares redeemed	(69,441,311)	(742,097,653)	(124,457,796)	(1,309,220,624)

Net increase	15,495,510	$166,290,595	68,848,331	$726,497,957

Investor C
Shares sold	27,749,543	$296,555,910	82,291,127	$866,405,646
Shares issued in reinvestment of distributions	5,513,124	58,839,620	10,951,967	115,307,927
Shares redeemed	(45,298,044)	(483,368,279)	(71,738,585)	(753,180,829)

Net increase (decrease)	(12,035,377)	$(127,972,749)	21,504,509	$228,532,744

Total Net Increase	73,040,956	$783,134,231	150,005,396	$1,588,090,996

As of January 31, 2017, 22,548 Class K Shares of Dynamic High Income were owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund.

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

116	BLACKROCK FUNDS II	JANUARY 31, 2017

Officers and Trustees

Robert M. Hernandez, Chair of the Board and Trustee

Fred G. Weiss, Vice Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Robert Fairbairn, Trustee

Henry Gabbay, Trustee

Lena G. Goldberg, Trustee

Henry R. Keizer, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

On September 26, 2016, the Board appointed Lena G. Goldberg as a Trustee of the Trust, effective November 4, 2016.

Effective January 31, 2017, David H. Walsh and Fred G. Weiss retired as Trustees of the Trust.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Advisers BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022

Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019	BlackRock Asset Management North Asia Limited Hong Kong	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809
Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	BlackRock (Singapore) Limited 079912 Singapore

BLACKROCK FUNDS II	JANUARY 31, 2017	117

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

118	BLACKROCK FUNDS II	JANUARY 31, 2017

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Change in Independent Registered Public Accounting Firm

Effective February 15, 2017, Deloitte & Touche LLP (“D&T”) was dismissed as the independent registered public accounting firm to the Funds. The Audit Committee of the Funds’ Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. D&T’s reports on the Funds’ financial statements for the fiscal periods ended July 31, 2016 and July 31, 2015 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Funds’ fiscal periods ended July 31, 2016 and July 31, 2015 and the subsequent interim period through February 15, 2017, (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Funds’ Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Funds’ independent registered public accounting firm for the fiscal year ending July 31, 2017. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Funds or the Board of Trustees with the performance of the Funds’ prior independent registered public accounting firm, D&T. During the Funds’ fiscal periods ended July 31, 2016 and July 31, 2015 and the subsequent interim period through February 15, 2017, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

BLACKROCK FUNDS II	JANUARY 31, 2017	119

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

DHIMAIP-1/17-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	April 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	April 5, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	April 5, 2017

3